                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08358
                                  ---------------------------------------------

                          J.P. Morgan Mutual Fund Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

             522 Fifth Avenue,  New York,                      NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  August 31, 2004
                        --------------------------
Date of reporting period: September 1, 2003 through August 31, 2004
                         ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT AUGUST 31, 2004

JPMORGAN FUNDS


[GRAPHIC]


MONEY MARKET FUNDS

PRIME MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
100% U.S. TREASURY SECURITIES MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                       1

Fund Facts:
   Prime Money Market Fund                                               3

   Liquid Assets Money Market Fund                                       4

   U.S. Government Money Market Fund                                     5

   Treasury Plus Money Market Fund                                       6

   Federal Money Market Fund                                             7

   100% U.S. Treasury Securities Money Market Fund                       8

   Tax Free Money Market Fund                                            9

   California Tax Free Money Market Fund                                10

   New York Tax Free Money Market Fund                                  11

Portfolios of Investments                                               12

Financial Statements                                                   116

Notes to Financial Statements                                          131

Financial Highlights                                                   154

HIGHLIGHTS

- The economic recovery accelerated during the period and made the transition from being policy-dependent to becoming self-sustaining.

-  Consumer spending slowed in July, blamed primarily on higher energy prices.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN MONEY MARKET FUNDS

PRESIDENT'S LETTER                                               AUGUST 31, 2004

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Money Market Funds for the one-year period ending August 31, 2004. Inside you'll find in-depth information on our money market funds.

U.S. ECONOMY CONTINUES TO EXPAND

The economic recovery accelerated during the period and made the transition from being policy-dependent to becoming self-sustaining. Strong corporate profits buoyed the equity market and supported an increase in capital spending and hiring. Consumer price inflation, however, continued to slow despite ongoing excess capacity and comparatively high unemployment. The Federal Reserve Board indicated that it would keep its monetary policy on hold until economic conditions warrant a change. Because of the Fed's friendly stance, short-term money market rates remained relatively stable; longer maturity yields fell in response to mixed economic data, low inflation, and a persistently weak labor market.

In the early part of 2004, economic data was mixed. Although the corporate profit picture was brighter, improved earnings did not translate into new job creation. Consumer sentiment weakened, but consumer spending increased.

FEDERAL RESERVE BOARD RAISES SHORT-TERM INTEREST RATES

The uptick in inflation and sharply improved economic conditions during the second quarter altered expectations about the Fed's position on short-term interest rates. Furthermore, stronger labor conditions and an increase in pretax income suggested that consumer spending growth could continue without support from tax cuts and without monetary stimulus. In June, the Fed raised short-term interest rates by a quarter-percent to 1.25%. Money market investors, who had endured an extended period of historically low yields, found the rate increase a welcome change.

Consumer spending slowed in July, blamed primarily on higher energy prices. The economic outlook weakened during August with disappointing reports about new job creation. The Fed continued its measured tightening of monetary policy in August by raising short-term interest rates by another quarter-percent. At the end of the period, the Federal funds rate (the rate charged by banks for overnight loans) stood at 1.50%.

In the months ahead, short-term rates should continue to rise, resulting in higher yields in your money market funds. As always, your portfolio managers will look for opportunities to obtain the highest possible yields for you while focusing on the preservation of your principal.

IMPORTANT MERGER NEWS

As you may know, J.P. Morgan Chase & Co. and Bank One Corp. merged in July 2004, as approved by both firms' shareholders. The combined company is called JPMorgan Chase & Co. The merger is compelling both strategically and financially. The new combined organization has top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we have an extraordinarily talented team that shares common values and a strong client orientation. In the coming months, you will receive proxy information regarding proposed changes to the JPMorgan Funds. Please refer to Note 1 of the Financial Statements in this report for more details on these proposals.

On behalf of all of us here at JPMorgan Investment Management, thank you for the trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,


/s/ George C. W. Gatch

George C. W. Gatch
President
JPMorgan Funds

JPMORGAN PRIME MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME WHILE MAINTAINING
                                   LIQUIDITY AND PRESERVING CAPITAL
Primary Investments                HIGH QUALITY, SHORT-TERM, U.S.
                                   DOLLAR-DENOMINATED MONEY MARKET INSTRUMENTS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, SELECT, CASH
                                   MANAGEMENT, INSTITUTIONAL, RESERVE, B AND
                                   C SHARES
Net assets                         $49.0 BILLION
Average maturity                   42 DAYS
S&P rating*                        AAAm
Moody's rating*                    Aaa
NAIC rating*                       CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                                      26.5%
2-7 days                                    5.7%
8-30 days                                  28.7%
31-60 days                                 16.0%
61-90 days                                 10.3%
91-180 days                                10.0%
181+ days                                   2.8%

7-DAY SEC YIELD(1)

Morgan Shares                              0.98%
Premier Shares                             1.12%
Agency Shares                              1.32%
Select Shares                              1.13%
Cash Management Shares                     0.60%
Institutional Shares                       1.38%
Reserve Shares                             0.87%
B Shares                                   0.33%
C Shares                                   0.33%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.94%, 1.10%, 1.25%, 1.08%, 0.53%, 1.25%,
0.84%, 0.29%, and 0.29% for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                   PRESERVATION AND SAME-DAY LIQUIDITY
Primary Investments                HIGH QUALITY, SHORT-TERM, U.S.
                                   DOLLAR-DENOMINATED MONEY MARKET INSTRUMENTS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                   SHARES
Net assets                         $2.6 BILLION
Average maturity                   50 DAYS
S&P rating                         NOT RATED
Moody's rating                     NOT RATED
NAIC rating                        NOT RATED

MATURITY SCHEDULE

1 day                                      14.6%
2-7 days                                    8.5%
8-30 days                                  39.3%
31-60 days                                 18.5%
61-90 days                                  4.6%
91-180 days                                 6.5%
181+ days                                   8.0%

7-DAY SEC YIELD(1)

Morgan Shares                              0.96%
Premier Shares                             1.10%
Agency Shares                              1.30%
Institutional Shares                       1.36%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.64%, 0.97%, 1.18% and 1.18% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                   PRESERVATION
Primary Investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY AND
                                   ITS AGENCIES INCLUDING TREASURY BILLS, BONDS,
                                   NOTES, AND REPURCHASE AGREEMENTS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                   SHARES
Net Assets                         $9.1 BILLION
Average Maturity                   35 DAYS
S&P rating*                        AAAm
Moody's rating*                    Aaa
NAIC rating*                       CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                                      39.7%
2-7 days                                    4.1%
8-30 days                                  22.0%
31-60 days                                 16.3%
61-90 days                                  8.9%
91-180 days                                 6.6%
181+days                                    2.4%

7-DAY SEC YIELD(1)

Morgan Shares                              0.89%
Premier Shares                             1.03%
Agency Shares                              1.22%
Institutional Shares                       1.28%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.76%, 0.85%, 1.12%, and 1.12% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN TREASURY PLUS MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME WHILE STILL MAINTAINING
                                   LIQUIDITY AND PRESERVING CAPITAL
Primary Investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                   INCLUDING TREASURY BILLS, BONDS AND NOTES AS
                                   WELL AS REPURCHASE AGREEMENTS WHICH ARE FULLY
                                   COLLATERALIZED BY OBLIGATIONS ISSUED OR
                                   GUARANTEED BY THE U.S. TREASURY
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, RESERVE AND
                                   INSTITUTIONAL SHARES
Net Assets                         $4.0 BILLION
Average Maturity                   35 DAYS
S&P rating*                        AAAm
Moody's rating*                    Aaa
NAIC rating*                       EXEMPT

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) exempt status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                                      75.5%
2-7 days                                    0.0%
8-30 days                                   1.2%
31-60 days                                  2.5%
61-90 days                                  2.6%
91-180 days                                10.4%
181+days                                    7.8%

7-DAY SEC YIELD(1)

Morgan Shares                              0.88%
Premier Shares                             1.02%
Agency Shares                              1.23%
Institutional Shares                       1.28%
Reserve Shares                             0.77%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.79%, 0.99%, 1.14%, 0.73% and 1.14% for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Treasury Plus Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN FEDERAL MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME WHILE STILL PRESERVING
                                   CAPITAL AND MAINTAINING LIQUIDITY
Primary Investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                   INCLUDING TREASURY BILLS, BONDS AND NOTES AS
                                   WELL AS OBLIGATIONS ISSUED OR GUARANTEED BY
                                   THE U.S. TREASURY AND ITS AGENCIES
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                   SHARES
Net Assets                         $2.9 BILLION
Average Maturity                   39 DAYS
S&P rating*                        AAAm
Moody's rating*                    Aaa
NAIC rating*                       APPROVED

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                                      21.5%
2-7 days                                    7.9%
8-30 days                                  44.7%
31-60 days                                  8.1%
61-90 days                                  4.2%
91-180 days                                11.2%
181+days                                    2.4%

7-DAY SEC YIELD(1)

Morgan Shares                              0.79%
Premier Shares                             1.05%
Agency Shares                              1.24%
Institutional Shares                       1.30%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.67%, 0.98%, 1.13%, and 1.13% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                   PRESERVATION
Primary Investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                   INCLUDING TREASURY BILLS, BONDS AND NOTES
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                   SHARES
Net Assets                         $5.2 BILLION
Average Maturity                   60 DAYS
S&P rating                         NOT RATED
Moody's rating                     NOT RATED
NAIC rating                        NOT RATED

MATURITY SCHEDULE

1 day                                       0.0%
2-7 days                                   12.1%
8-30 days                                  34.4%
31-60 days                                  9.9%
61-90 days                                 23.9%
91-180 days                                14.2%
181+days                                    5.5%

7-DAY SEC YIELD(1)

Morgan Shares                              0.77%
Premier Shares                             0.90%
Agency Shares                              1.11%
Institutional Shares                       1.16%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.67%, 0.89%, 1.04%, and 1.05% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN TAX FREE MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME WHICH IS EXCLUDED FROM
                                   GROSS INCOME WHILE PRESERVING CAPITAL AND
                                   MAINTAINING LIQUIDITY*
Primary Investments                SHORT-TERM MUNICIPAL OBLIGATIONS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                   SHARES
Net Assets                         $14.5 BILLION
Average Maturity                   34 DAYS
S&P rating**                       AAAm
Moody's rating                     NOT RATED
NAIC rating                        NOT RATED

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

MATURITY SCHEDULE

1 day                                       8.3%
2-7 days                                   71.4%
8-30 days                                   3.2%
31-60 days                                  5.5%
61-90 days                                  1.5%
91-180 days                                 3.2%
181+days                                    6.9%

YIELDS

                                                    TAXABLE
                                     7-DAY        EQUIVALENT
                                   SEC YIELD(1)     YIELD(2)
------------------------------------------------------------
Morgan Shares                              0.73%        1.12%
Premier Shares                             0.87%        1.34%
Agency Shares                              1.06%        1.63%
Institutional Shares                       1.13%        1.72%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.64%, 0.86%, 1.00%, and 1.01% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 35.00%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes. A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME EXEMPT FROM FEDERAL AND
                                   CALIFORNIA INCOME TAXES; PRESERVING CAPITAL
                                   AND MAINTAINING LIQUIDITY*
Primary Investments                CALIFORNIA SHORT-TERM MUNICIPAL OBLIGATIONS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN SHARES
Net Assets                         $154.3 MILLION
Average Maturity                   34 DAYS
S&P rating                         NOT RATED
Moody's rating                     NOT RATED
NAIC rating                        NOT RATED

MATURITY SCHEDULE

1 day                                       6.8%
2-7 days                                   78.1%
8-30 days                                   0.7%
31-60 days                                  0.0%
61-90 days                                  3.9%
91-180 days                                 3.2%
181+days                                    7.3%

YIELDS

                                                    TAXABLE
                                      7-DAY       EQUIVALENT
                                   SEC YIELD(1)    YIELD(2)
------------------------------------------------------------
Morgan Shares                              0.78%        1.31%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yield for Morgan Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 0.47%.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal and state tax rate used for this illustration is 41.05%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
As of August 31, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME WHICH IS EXCLUDED FROM
                                   GROSS INCOME AND EXEMPT FROM NEW YORK STATE
                                   AND NEW YORK CITY PERSONAL INCOME TAXES;
                                   PRESERVING CAPITAL AND MAINTAINING LIQUIDITY*
Primary Investments                NEW YORK SHORT-TERM MUNICIPAL OBLIGATIONS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN AND RESERVE SHARES
Net Assets                         $1.7 BILLION
Average Maturity                   39 DAYS
S&P rating                         NOT RATED
Moody's rating                     NOT RATED
NAIC rating                        NOT RATED

MATURITY SCHEDULE

1 day                                       6.6%
2-7 days                                   67.6%
8-30 days                                   2.4%
31-60 days                                  7.8%
61-90 days                                  2.9%
91-180 days                                 5.1%
181+days                                    7.6%

YIELDS

                                                    TAXABLE
                                       7-DAY      EQUIVALENT
                                   SEC YIELD(1)    YIELD(2)
------------------------------------------------------------
Morgan Shares                              0.74%        1.30%
Reserve Shares                             0.54%        0.95%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.63% for Morgan Shares and 0.45% for Reserve Shares.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 43.10%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN PRIME MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  U.S. GOVERNMENT AGENCY SECURITIES -- 5.2%

                  Federal Home Loan Bank,
$       102,250     1.42%, 09/20/04, Ser. 412, FRN                                         $          102,246
        400,000     1.48%, 10/05/05, FRN                                                              399,769
        300,000   Federal Home Loan Mortgage Corp., 1.46%,
                    11/17/04, MTN                                                                     300,000
                  Federal National Mortgage Association,
         56,780     1.87%, 02/23/05, DN                                                                56,264
        675,000     1.47%, 10/03/05, FRN                                                              674,522
        500,000     1.51%, 10/21/05, FRN                                                              499,628
        500,000     1.53%, 12/29/05, FRN                                                              499,609
                  -------------------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                                           2,532,038
                  (Cost $2,532,038)
                  -------------------------------------------------------------------------------------------

                  CORPORATE NOTES & BONDS -- 16.8%

                  BANKING -- 4.8%
        300,000   Bayerische Landesbank/New York, 1.60%,                                              300,000
                    09/24/04, FRN
                  Links Finance LLC,
        120,000     1.55%, 03/15/05                                                                   119,994
         75,000     1.55%, 03/15/05                                                                    74,996
        100,000     1.55%, 03/22/05                                                                    99,994
        200,000     1.55%, 04/15/05, Ser. 1, MTN, FRN, #                                              199,981
        100,000     1.57%, 05/13/05, Ser. 1, MTN, FRN, #                                               99,997
                  Wells Fargo Bank N.A.,
        543,670     1.54%, 02/14/05, FRN                                                              543,670
        769,980     1.67%, 09/14/05, MTN, FRN                                                         769,980
        160,000     Westpac Banking Corp./New York, 1.41%,
                    09/11/04, MTN, FRN                                                                160,000
                                                                                           ------------------
                                                                                                    2,368,612
                  CONSUMER PRODUCTS -- 0.6%
        300,000   Procter & Gamble Co., 1.53%, 10/08/10, FRN, #                                       300,000

                  DIVERSIFIED -- 1.8%
                  General Electric Capital Corp.,
        468,000     1.66%, 09/09/04, FRN                                                              468,000
        400,000     1.68%, 09/17/04, MTN, FRN                                                         400,000
                                                                                           ------------------
                                                                                                      868,000
                  FINANCIAL SERVICES -- 9.6%
         75,000   Associates Corp. of North America, 1.67%,
                    06/27/05, FRN
                  Beta Finance, Inc.,                                                                  75,000
        200,000     1.42%, 09/13/04, MTN, #                                                           200,000
        100,000     1.32%, 02/09/05, MTN, #                                                           100,000
         40,000     1.54%, 04/29/05, MTN, #                                                            39,949
         80,000     1.56%, 05/06/05, MTN, #                                                            79,989
         90,000     1.56%, 05/17/05, MTN, #                                                            89,987
        110,000     1.40%, 06/13/05, Ser. 1, MTN, FRN, #                                              109,983

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  FINANCIAL SERVICES -- CONTINUED
                  CC USA, Inc.,
$       154,000     1.54%, 03/22/05                                                        $          153,983
        119,000     1.56%, 04/25/05, Ser. 1, MTN, FRN, #                                              118,984
        200,000     1.67%, 05/09/05, MTN, FRN, #                                                      200,131
         70,000     1.56%, 05/10/05                                                                    69,990
        167,250     1.70%, 08/09/05, MTN, FRN, #                                                      167,262
         75,000   Citigroup Global Markets Holdings, Inc.,
                    1.42%, 06/06/05                                                                    75,064
         28,000   Dorada Finance, Inc., 1.55%,
                    05/17/05, MTN, FRN, #                                                              27,996
                  HBOS Treasury Services PLC (United Kingdom),
        310,000     1.48%, 09/02/04, MTN, FRN, #                                                      310,000
        300,000     1.58%, 09/24/04, MTN, FRN, #                                                      300,000
        455,000     1.75%, 11/20/04, MTN, FRN, #                                                      455,000
         80,250     1.52%, 03/14/05, MTN, FRN, #                                                       80,295
        250,000   Lehman Brothers Holdings, Inc., 1.61%,
                    09/22/04, Ser. G, MTN, FRN                                                        250,000
        345,000   Merrill Lynch & Co., Inc., 1.51%,
                    09/04/04, MTN, FRN                                                                345,000
                  Money Market Trust,
         60,000     1.55%, 06/03/04, Ser. 2004, FRN                                                    60,000
        263,000     1.68%, 09/16/05, Ser. A-2, FRN, #                                                 263,000
        310,000   Morgan Stanley, 1.72%, 08/15/05, Ser. 1, MTN, FRN                                   310,069
                  Restructured Asset Securities with Enhanced
                    Returns (RACERS),
        160,000     1.80%, 09/15/04, Ser. 2000-7-ZCM,
                      Class A-3, FRN, # (i)                                                           160,000
        475,000     1.80%, 10/15/04, Ser. 2001-8-MM,
                      Class A-1, FRN, # (i)                                                           475,000
        185,000     1.66%, 05/13/05, Ser. 2004-1-MM, # (i)                                            185,000
                                                                                           ------------------
                                                                                                    4,701,682
                  -------------------------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                                     8,238,294
                  (Cost $8,238,294)
                  -------------------------------------------------------------------------------------------

                  ASSET BACKED SECURITIES -- 3.2%

                  Blue Heron Funding LTD,
        260,000     1.64%, 03/18/05, Ser. 2-A, Class A, FRN, #                                        260,000
        175,000     1.67%, 03/27/05, Ser. 7-A, Class A1, FRN, #                                       175,000
         14,351   Cancara Asset Securitization LTD
                    (Channel Islands), 1.53%, 10/15/04                                                 14,324
        120,000   Davis Square Funding LTD (Cayman Islands), 1.57%,
                    09/07/04, Ser. 2004-2A, Class AMMB, FRN (i)                                       120,000
        100,000   Newcastle CDO LTD (Cayman Islands), 1.64%,
                    09/24/38, Ser. 3-A, Class 1-MM, FRN (i)                                           100,000
        760,000   Special Purpose Accounts Receivable Cooperative
                    Corp. (SPARCS), 1.69%, 01/26/05, Ser. 2004-3                                      760,000
         48,187   TIAA Retail Commercial Trust, 1.67%,
                    09/29/04, Ser. 2003-1A, Class A1-MM, FRN                                           48,187

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

$        85,000   Whitehawk Funding, LTD. (Cayman Islands),
                    1.81%, 06/15/05, Ser. 2004-1A, Class AMMB, FRN, #                      $           85,000
                  -------------------------------------------------------------------------------------------
                  Total Asset Backed Securities                                                     1,562,511
                  (Cost $1,562,511)
                  -------------------------------------------------------------------------------------------

                  COMMERCIAL PAPER -- 29.0%

                  ASSET BACKED SECURITIES -- 12.1%
                  Aquinas Funding LLC,
         50,000     1.14%, 10/04/04 +                                                                  49,948
         50,000     1.56%, 10/14/04                                                                    49,907
         75,000     1.88%, 02/14/05                                                                    74,350
                  ASAP Funding LTD,
         30,000     1.57%, 09/21/04                                                                    29,974
         16,000     1.53%, 09/30/04                                                                    15,980
                  Atlantis One Funding Corp.,
         55,637     1.07%, 09/16/04                                                                    55,612
        107,673     1.79%, 01/10/05                                                                   106,972
        120,239     1.87%, 02/01/05                                                                   119,283
         50,890     1.88%, 02/02/05                                                                    50,481
         20,473   Blue Ridge Asset Funding Corp., 1.51%, 09/16/04                                      20,460
         50,000   Cantabric Finance LLC (United Kingdom),
                    1.68%, 10/25/04                                                                    49,874
                  Charta Corp.,
         40,000     1.52%, 09/22/04                                                                    39,965
         90,000     1.66%, 11/16/04                                                                    89,685
         35,500   Compass Securitization LLC, 1.72%, 11/26/04                                          35,354
         51,689   Crown Point Capital Co., 1.52%, 09/10/04                                             51,669
                  Dorada Finance, Inc.,
         66,850     1.66%, 11/10/04                                                                    66,634
         62,500     1.66%, 11/15/04                                                                    62,284
                  Edison Asset Securitization LLC,
        121,990     1.57%, 09/01/04                                                                   121,990
        144,000     1.36%, 09/07/04                                                                   143,967
        129,529     1.14%, 10/01/04                                                                   129,406
        491,757     1.88%, 02/01/05                                                                   487,827
        127,000   Gemini Funding Corp., 1.54%, 09/16/04                                               126,919
                  Giro Balanced Funding Corp.,
        105,000     1.58%, 09/27/04                                                                   104,880
         24,820     1.55%, 10/18/04                                                                    24,770
        121,686     1.70%, 11/22/04                                                                   121,215
                  Giro Funding U.S. Corp.,
        111,958     1.55%, 09/22/04                                                                   111,857
         64,948     1.54%, 10/15/04                                                                    64,826
        259,049   Giro Multi-Funding Corp., 1.54%, 09/20/04                                           258,838
                  Grampian Funding LLC,
         75,476     1.07%, 09/14/04                                                                    75,447
        130,000     1.07%, 09/21/04                                                                   129,923
        125,000     1.08%, 09/23/04                                                                   124,918
        110,000     1.16%, 10/06/04                                                                   109,876

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ASSET BACKED SECURITIES -- CONTINUED
$        83,000     1.66%, 11/19/04                                                        $           82,698
        416,000     1.66%, 11/22/04                                                                   414,427
        125,100   K2 (USA) LLC, 1.88%, 02/08/05                                                       124,055
                  Liberty Street Funding Corp.,
        127,466     1.51%, 09/03/04                                                                   127,455
         37,119     1.52%, 09/07/04                                                                    37,110
         25,000     1.56%, 09/23/04                                                                    24,976
         20,000     1.56%, 09/24/04                                                                    19,980
                  Newport Funding Corp.,
         58,000     1.58%, 09/01/04                                                                    58,000
        200,000     1.51%, 09/13/04                                                                   199,899
                  Park Granada LLC,
         75,208     1.59%, 09/01/04                                                                    75,208
         35,000     1.12%, 09/07/04                                                                    34,993
        143,246     1.51%, 09/09/04                                                                   143,198
        228,981     1.55%, 09/10/04                                                                   228,892
         77,000     1.52%, 09/13/04                                                                    76,961
                  Scaldis Capital LLC,
        100,000     1.51%, 09/07/04                                                                    99,975
         75,000     1.54%, 09/15/04                                                                    74,955
         55,077     1.66%, 11/17/04                                                                    54,881
                  Sheffield Receivables Corp.,
         72,000     1.51%, 09/03/04                                                                    71,994
        100,000     1.54%, 09/09/04                                                                    99,966
                  Silver Tower U.S. Funding LLC,
        110,000     1.29%, 10/27/04                                                                   109,780
         72,000     1.67%, 11/03/04                                                                    71,790
                  Thames Asset Global Securitization (TAGS),
        225,000     1.54%, 09/20/04                                                                   224,817
        106,065     1.66%, 11/18/04                                                                   105,684
                  Tulip Funding Corp.,
         70,000     1.73%, 11/23/04                                                                    69,721
        181,725     1.73%, 11/24/04                                                                   180,991
                                                                                           ------------------
                                                                                                    5,917,497

                  BANKING -- 8.7%
        100,000   American Express Centurion Bank, 1.52%, 09/09/04                                    100,000
         70,000   Bank of Ireland (Ireland), 1.14%, 10/04/04                                           69,927
                  Citibank Credit Card Issuance Trust,
        100,000     1.55%, 09/09/04                                                                    99,966
         70,000     1.52%, 09/09/04                                                                    69,976
        150,000     1.53%, 09/15/04                                                                   149,911
        278,000     1.54%, 09/20/04                                                                   277,774
        100,000     1.51%, 09/24/04                                                                    99,901
         50,000     1.53%, 09/28/04                                                                    49,943
         70,000     1.57%, 10/07/04                                                                    69,890
                  Credit Suisse First Boston, Inc.,
        399,500     1.36%, 09/09/04                                                                   399,379
        326,500     1.52%, 10/13/04                                                                   325,921

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  BANKING -- CONTINUED
$       118,000   Danske Bank AS (Denmark), 1.14%, 10/07/04                                $          117,865
                  Den Danske Bank (Norway),
        175,000     1.18%, 10/18/04                                                                   174,732
        100,000     1.18%, 10/19/04                                                                    99,843
         14,000   ING America Insurance Holdings, Inc.
                    (The Netherlands), 1.08%, 09/28/04                                                 13,989
                  Norddeutsche Landesbank Girozentrale (Germany),
         75,000     1.24%, 10/22/04                                                                    74,868
        117,000     1.66%, 11/17/04                                                                   116,585
         50,000     1.66%, 11/18/04                                                                    49,820
        152,000   Rabobank USA Finance Corp., 1.57%, 09/01/04                                         152,000
                  Santander Central Hispano SA (Spain),
        150,000     1.11%, 09/07/04                                                                   149,972
        175,000     1.11%, 10/01/04                                                                   174,839
        150,000     1.14%, 10/07/04                                                                   149,829
         35,800     1.25%, 10/22/04                                                                    35,737
         24,250     1.50%, 12/01/04                                                                    24,158
        100,000   Santander Finance Delaware, Inc., 1.07%, 09/23/04                                    99,935
        161,658   Societe Generale N.A., Inc., 1.09%, 09/02/04
                    Spintab AB (Germany),                                                             161,653
        250,000     1.53%, 10/13/04                                                                   249,554
        200,000     1.55%, 10/19/04                                                                   199,587
         70,000   Swiss Re Financial Products Corp. (Switzerland),
                    1.17%, 10/13/04                                                                    69,904
        234,561   UBS Finance (Delaware), 1.57%, 09/01/04                                             234,561
        200,000   Westpac Banking Corp. (Australia), 1.18%, 10/19/04                                  199,687
                                                                                           ------------------
                                                                                                    4,261,706

                  COMPUTER SOFTWARE -- 0.5%
        250,000   Descartes Funding Trust Corp., 1.60%, 11/15/04                                      250,000

                  DIVERSIFIED -- 2.0%
                  General Electric Capital Corp.,
        216,279     1.40%, 09/01/04                                                                   216,279
        139,000     1.32%, 09/10/04                                                                   138,954
        291,000     1.66%, 11/15/04                                                                   289,994
        250,000     1.69%, 12/17/04                                                                   248,744
         97,000     1.88%, 02/01/05                                                                    96,225
                                                                                           ------------------
                                                                                                      990,196

                  FINANCIAL SERVICES -- 5.2%
         64,500   Beta Finance, Inc., 1.66%, 11/15/04                                                  64,277
        150,000   Cafco LLC, 1.65%, 11/15/04                                                          149,484
                  CC USA, Inc.,
         40,000     1.54%, 10/01/04                                                                    39,949
         71,500     1.67%, 11/23/04                                                                    71,225
        254,000   Citigroup Global Markets Holdings, Inc.,
                    1.54%, 09/22/04                                                                   253,772
        150,000   CRC Funding LLC, 1.65%, 11/15/04                                                    149,484

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  FINANCIAL SERVICES -- CONTINUED
$        40,000   Discover Card Master Trust, 1.55%, 10/13/04
                    Goldman Sachs Group, Inc.,                                             $           39,928
        200,000     1.27%, 09/24/04                                                                   200,000
        175,000     1.61%, 10/13/04                                                                   175,000
        642,500     1.69%, 11/15/04                                                                   642,499
        370,000     1.99%, 02/24/05                                                                   370,000
                  Govco, Inc.,
         62,750     1.35%, 09/07/04                                                                    62,736
        160,000     1.66%, 11/18/04                                                                   159,425
        100,000     1.72%, 11/26/04                                                                    99,589
         67,766   KBC Financial Products (Belgium), 1.59%, 09/01/04                                    67,766
                                                                                           ------------------
                                                                                                    2,545,134
                  INSURANCE -- 0.3%
                  Irish Life & Permanent PLC (Ireland),
         65,000     1.66%, 11/15/04                                                                    64,775
         99,086     1.67%, 11/19/04                                                                    98,724
                                                                                           ------------------
                                                                                                      163,499
                  TRANSPORTATION -- 0.2%
                  Network Rail LTD (United Kingdom),
         60,000     1.15%, 10/14/04                                                                    59,917
         32,700     1.20%, 10/22/04                                                                    32,645
                                                                                           ------------------
                                                                                                       92,562
                  -------------------------------------------------------------------------------------------
                  Total Commercial Paper                                                           14,220,594
                  (Cost $14,220,594)
                  -------------------------------------------------------------------------------------------

                  CERTIFICATES OF DEPOSIT -- 28.8%

        289,000   ABN-AMRO Bank N.V. (The Netherlands)
                    (Yankee), 1.11%, 09/07/04                                                         289,000
        150,000   Allied Irish Banks PLC (Ireland) (Yankee),
                    1.20%, 10/22/04                                                                   150,000
                  Banco Bilbao Vizcaya Argentaria SA (Spain) (Yankee),
        325,000     1.55%, 10/19/04                                                                   325,000
        625,000     1.70%, 12/21/04                                                                   624,999
        100,000   Banco Bilbao Vizcaya Argentina/New York (Yankee),
                    1.66%, 11/16/04, Floating Rate                                                     99,998
        300,000   Banque Nationale de Paris/New York (Yankee),
                    1.52%, 12/08/04                                                                   299,984
                  Barclays Bank PLC/New York (Yankee),
        100,000     1.48%, 09/07/04, Floating Rate                                                     99,999
        250,000     1.55%, 09/13/04, Floating Rate                                                    249,999
        500,000     1.55%, 11/03/04, Floating Rate                                                    499,987
        405,000     1.55%, 12/01/04                                                                   404,980
                  Bayerische Landesbank/New York (Yankee),
         50,000     1.55%, 09/13/04, Floating Rate                                                     50,000
         92,000     1.58%, 09/30/04, Floating Rate                                                     92,002
         50,000     1.59%, 09/30/04, Ser. 1, Floating Rate                                             49,999
         75,000     1.55%, 12/20/04, Floating Rate                                                     74,996
        128,000     1.70%, 05/09/05, Floating Rate                                                    128,037

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  BNP Paribas (France) (Yankee),
$       175,000     1.36%, 09/10/04                                                        $          175,000
        725,000     1.15%, 10/15/04                                                                   724,999
        250,000     1.70%, 12/21/04                                                                   250,000
        300,000     1.55%, 04/29/05                                                                   299,961
         25,000   Calyon Securities (USA), Inc., 1.38%, 09/14/04                                       25,000
        150,000   Canadian Imperial Bank of Commerce (Canada)
                    (Yankee), 1.11%, 09/03/04                                                         150,000
                  Canadian Imperial Bank of
                    Commerce/New York (Yankee),
         30,000     1.58%, 12/08/04                                                                    29,999
        100,000     1.58%, 05/31/05                                                                    99,980
                  Citibank N.A.,
        185,000     1.43%, 09/13/04                                                                   185,000
        150,000     1.66%, 11/22/04                                                                   150,000
        150,000   Credit Agricole Indosuez SA (France) (Yankee),
                    1.17%, 10/26/04                                                                   150,000
         75,000   Credit Lyonnais (France) (Yankee), 1.26%, 10/24/04                                   75,001
        188,900   Credit Suisse First Boston/New York (Yankee),
                    1.68%, 11/22/04                                                                   188,881
                  Deutsche Bank AG (Germany) (Yankee),
         75,000     1.38%, 09/07/04                                                                    75,000
        185,000     1.51%, 10/08/04, Floating Rate                                                    185,000
        300,000     1.70%, 12/22/04                                                                   300,000
        150,000   Dexia Credit Local (France) (Yankee),
                    1.15%, 10/13/04                                                                   150,000
        100,000   Discover Bank, 1.58%, 09/28/04                                                      100,000
        150,000   Fortis Bank/New York (Yankee), 1.53%, 12/08/04                                      149,992
                  HBOS Treasury Services PLC (United Kingdom)
                    (Yankee),
        150,000     1.08%, 09/29/04                                                                   150,000
        225,000     1.09%, 10/01/04                                                                   225,000
        264,000     1.54%, 10/15/04                                                                   264,000
        385,000     1.90%, 02/09/05                                                                   385,000
        350,000   Landesbank Baden-Wuerttemberg/New York
                    (Yankee), 1.51%, 09/10/04, Floating Rate                                          349,999
                  Landesbank Hessen-Thuringen Girozentrale
                    (Germany) (Yankee),
         75,000     1.51%, 11/19/04                                                                    75,001
        300,000     1.71%, 12/22/04                                                                   300,000
                  Natexis Banques Populaires (France) (Yankee),
        200,000     1.10%, 09/03/04                                                                   200,000
        100,000     1.44%, 07/01/05                                                                    99,975
        200,000   Norddeutsche Landesbank Girozentrale
                    (Germany), 1.37%, 09/07/04                                                        200,000
        250,000   Nordea Bank AB (Finland), 1.20%, 10/22/04                                           250,000
        260,000   Nordea Bank AB (Sweden) (Yankee),
                    1.90%, 02/09/05                                                                   260,006

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

$       175,000   Royal Bank of Canada/New York (Yankee),
                    1.50%, 12/07/04                                                        $          174,993
                  Royal Bank of Scotland (United Kingdom) (Yankee),
        100,000     1.51%, 12/08/04                                                                    99,997
        375,000     1.70%, 05/04/05                                                                   374,962
        478,700     2.47%, 07/15/05                                                                   478,628
                  Societe Generale (France) (Yankee),
        375,000     1.10%, 09/01/04                                                                   375,000
        460,000     2.49%, 07/15/05                                                                   459,882
        500,000   Societe Generale/New York (Yankee),
                    1.54%, 05/10/05                                                                   499,923
                  Toronto Dominion Bank/New York (Yankee),
        100,000     1.11%, 09/08/04                                                                   100,000
        250,000     1.36%, 09/10/04                                                                   250,000
                  UniCredito Italiano SPA (Italy) (Yankee),
        160,000     1.16%, 10/06/04                                                                   160,003
        370,000     1.36%, 09/10/04                                                                   370,000
        160,000     1.68%, 11/22/04                                                                   160,000
         50,000   US Bank N.A., 1.14%, 10/08/04                                                        50,000
        350,000   Wells Fargo & Co., 1.53%, 09/13/04                                                  350,000
                  Westdeutsche Landesbank Girozentrale
                    (Germany) (Yankee),
        450,000     1.37%, 09/09/04                                                                   450,000
        100,000     1.51%, 12/07/04                                                                   100,000
                  -------------------------------------------------------------------------------------------
                  Total Certificates of Deposit                                                    14,115,162
                  (Cost $14,115,162)
                  -------------------------------------------------------------------------------------------

                  TIME DEPOSITS -- 6.7%

        155,837   BNP Paribas (France) (Yankee), 1.57%, 09/01/04                                      155,837
        134,304   Branch Banking & Trust Co., 1.44%, 09/01/04                                         134,304
        550,000   Citibank N.A., 1.44%, 09/01/04                                                      550,000
        300,000   Fifth Third Bank, 1.44%, 09/01/04                                                   300,000
        550,000   National Australia Bank LTD (Australia),
                    1.59%, 09/01/04                                                                   550,000
        250,000   Regions Bank, 1.44%, 09/01/04                                                       250,000
        141,712   Societe Generale (France), 1.58%, 09/01/04                                          141,712
        243,118   SouthTrust Bank, 1.44%, 09/01/04                                                    243,118
         11,249   State Street Bank & Trust Co., 1.58%, 09/01/04                                       11,249
                  SunTrust Bank, Inc.
        484,262     1.41%, 09/01/04                                                                   484,262
        450,000     1.44%, 09/01/04                                                                   450,000
                  -------------------------------------------------------------------------------------------
                  Total Time Deposits                                                               3,270,482
                  (Cost $3,270,482)
                  -------------------------------------------------------------------------------------------

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  REPURCHASE AGREEMENTS -- 10.3%

$     1,000,000   Citigroup, Inc., 1.60%, dated 08/31/04, due
                    09/01/04, repurchase price $1,000,044, collateralized
                    by U.S. Government Agency Securities                                   $        1,000,000
        900,000   Citigroup, Inc., 1.61%, dated 08/31/04, due
                    09/01/04, repurchase price $900,040, collateralized
                    by U.S. Government Agency Securities                                              900,000
         24,472   Credit Suisse First Boston, Inc., 1.55%, dated
                    08/31/04, due 09/01/04, repurchase price $24,473,
                    collateralized by U.S. Government Agency Securities                                24,472
      1,700,000   Credit Suisse First Boston, Inc., 1.60%, dated
                    08/31/04, due 09/01/04, repurchase price $1,700,074,
                    collateralized by U.S. Government Agency Securities                             1,700,000
         14,235   Deutsche Bank Securities, Inc., 1.55%, dated
                    08/31/04, due 09/01/04, repurchase price $14,236,
                    collateralized by U.S. Government Agency Securities                                14,235
        500,000   Deutsche Bank Securities, Inc., 1.59%, dated
                    08/31/04, due 09/01/04, repurchase price $500,022,
                    collateralized by U.S. Government Agency Securities                               500,000
        500,000   Deutsche Bank Securities, Inc., 1.62%, dated
                    08/31/04, due 09/01/04, repurchase price $500,023,
                    collateralized by U.S. Government Agency Securities                               500,000
        400,000   Merrill Lynch & Co. 1.61%, dated 08/31/04, due
                    09/01/04, repurchase price $400,017, collateralized
                    by U.S. Government Agency Securities                                              400,000
                  -------------------------------------------------------------------------------------------
                  Total Repurchase Agreements                                                       5,038,707
                  (Cost $5,038,707)
                  -------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $       48,977,788
                  (Cost $48,977,788) *
                  -------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  U.S. GOVERNMENT AGENCY SECURITIES -- 8.2%

$        60,000   Federal Home Loan Bank, 1.60%, 04/26/05, FRN                             $           60,000
         55,000   Federal Home Loan Mortgage Corp., 1.50%,
                    02/14/05, Ser. 1, MTN, FRN                                                         55,000
                  Federal National Mortgage Association,
         25,000     1.47%, 10/03/05, FRN                                                               24,982
         75,000     1.53%, 12/29/05, FRN                                                               74,942
                  -------------------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                                             214,924
                  (Cost $214,924)
                  -------------------------------------------------------------------------------------------

                  SUPRANATIONAL NOTES & BONDS -- 1.9%

         50,000   Corp. Andina de Fomento, 1.87%, 11/17/04,
                    MTN, FRN                                                                           50,000
                  (Cost $50,000)

                  CORPORATE NOTES & BONDS -- 18.7%

                  BANKING -- 1.0%
          2,450   HSBC (USA), Inc., 1.71%, 09/24/04, FRN                                                2,450
         25,000   LaSalle Bank N.A., 1.15%, 10/06/04                                                   25,001
                                                                                           ------------------
                                                                                                       27,451
                  DIVERSIFIED -- 0.2%
          6,000   General Electric Capital Corp.,
                    1.66%, 09/09/04, FRN                                                                6,000

                  FINANCIAL SERVICES -- 16.9%
         30,000   Beta Finance, Inc., 1.40%, 06/13/05,
                    Ser. 1, MTN, FRN, #                                                                29,995
         30,000   CC USA, Inc., 1.56%, 05/10/05, #                                                     29,996
         25,000   Citigroup Global Markets Holdings, Inc.,
                    1.42%, 06/06/05                                                                    25,021
         75,000   Dorada Finance, Inc., 1.55%, 05/17/05, MTN, FRN, #                                   74,990
         30,000   HBOS Treasury Services PLC (United Kingdom),
                    1.48%, 09/02/04, MTN, FRN, #                                                       30,000
          1,779   Household Finance Corp., 5.88%, 09/25/04                                              1,784
         30,000   John Hancock Global Funding II, 1.74%, 09/27/04,
                    MTN, FRN, #                                                                        30,004
         75,000   Links Finance LLC, 1.56%, 06/10/05, Ser. 1,
                    MTN, FRN, #                                                                        74,988
                  Merrill Lynch & Co., Inc.,
         24,000     1.71%, 03/23/05, MTN, FRN                                                          24,023
         40,000     1.51%, 09/04/04, MTN, FRN                                                          40,000
         67,000   Money Market Trust, 1.68%, 08/09/05,
                    Ser. A-2, FRN, #                                                                   67,000
         15,000   Restructured Asset Securities with Enhanced Returns
                    (RACERS), 1.66%, 05/13/05, Ser. 2004-1-MM, # (i)                                   15,000
                                                                                           ------------------
                                                                                                      442,801

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  INSURANCE -- 0.6%
$        15,000   SunAmerica Global Financing VIII, 1.73%,
                    11/15/04, FRN, #                                                       $           15,004
                  -------------------------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                                       491,256
                  (Cost $491,256)
                  -------------------------------------------------------------------------------------------

                  ASSET BACKED SECURITIES -- 1.7%

         30,000   Davis Square Funding LTD (Cayman Islands), 1.57%,
                    09/07/04, Ser. 2004-2A, Class AMMB, FRN, # (i)                                     30,000
         15,000   Whitehawk Funding, LTD. (Cayman Islands), 1.81%,
                    06/15/05, Ser. 2004-1A, Class AMMB, FRN, #                                         15,000
                  -------------------------------------------------------------------------------------------
                  Total Asset Backed Securities                                                        45,000
                  (Cost $45,000)
                  -------------------------------------------------------------------------------------------

                  COMMERCIAL PAPER -- 28.0%

                  ASSET BACKED SECURITIES -- 12.6%
         25,000   ASAP Funding LTD, 1.57%, 09/21/04 +                                                  24,978
                  Atlantis One Funding Corp.,
         97,130     1.07%, 09/08/04                                                                    97,109
         50,000     1.08%, 09/21/04                                                                    49,970
         52,000   Grampian Funding LLC, 1.07%, 09/07/04 K2
                    (USA) LLC,                                                                         51,991
         26,400     1.07%, 09/13/04                                                                    26,391
         25,000     1.15%, 10/04/04                                                                    24,974
         21,900     1.15%, 10/08/04                                                                    21,874
         25,000   Park Granada LLC, 1.55%, 09/10/04                                                    24,990
         11,000   Silver Tower U.S. Funding LLC, 1.25%, 10/22/04                                       10,981
                                                                                           ------------------
                                                                                                      333,258
                  BANKING -- 6.0%
        100,000   Bradford & Bingley PLC (United Kingdom),
                    1.56%, 01/07/05, #                                                                100,000
         27,890   Eurohypo AG (Germany), 0.00%, 09/01/04                                               27,890
         30,000   Santander Central Hispano SA (Spain),
                    1.48%, 09/22/04                                                                    29,974
                                                                                           ------------------
                                                                                                      157,864
                  FINANCIAL SERVICES -- 6.1%
                  Goldman Sachs Group, Inc.,
         40,000     1.29%, 09/27/04                                                                    40,000
         50,000     1.69%, 11/15/04                                                                    50,001
         30,000     1.99%, 02/24/05                                                                    30,000
         25,000   Govco, Inc., 1.35%, 09/08/04                                                         24,993
         15,000   Silver Tower U.S. Funding LLC, 1.12%, 09/15/04                                       14,993
                                                                                           ------------------
                                                                                                      159,987
                  TRANSPORTATION -- 2.5%
                  Network Rail LTD (United Kingdom),
         30,000     1.15%, 10/14/04                                                                    29,959
         35,000     1.90%, 02/07/05                                                                    34,706
                                                                                           ------------------
                                                                                                       64,665

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  UTILITIES -- 0.8%
$        20,000   RWE AG (Germany), 1.26%, 10/20/04                                        $           19,966
                  -------------------------------------------------------------------------------------------
                  Total Commercial Paper                                                              735,740
                  (Cost $735,740)
                  -------------------------------------------------------------------------------------------

                  CERTIFICATES OF DEPOSIT -- 32.9%

         20,500   ABN-AMRO Bank N.V. (The Netherlands)
                    (Yankee), 1.11%, 09/07/04                                                          20,500
        100,000   Alliance & Leicester PLC (United Kingdom)
                    (Yankee), 1.36%, 09/09/04                                                          99,999
         25,000   Allied Irish Banks PLC (Ireland) (Yankee),
                    1.27%, 10/29/04                                                                    25,000
         25,000   Banco Bilbao Vizcaya Argentaria SA (Spain)
                    (Yankee), 1.09%, 09/20/04                                                          25,000
         25,000   Barclays Bank PLC/New York (Yankee), 1.55%,
                    12/01/04                                                                           24,999
         50,000   Bayerische Landesbank Girozentrale (Germany)
                    (Yankee), 1.08%, 09/09/04                                                          50,000
         50,000   Calyon Securities (USA), Inc., 1.38%, 09/14/04                                       50,000
         10,000   Canadian Imperial Bank of Commerce/New York
                    (Yankee), 1.58%, 12/08/04                                                          10,000
                  Credit Suisse First Boston/New York (Yankee),
         75,000     1.28%, 10/14/04                                                                    75,000
         25,000     1.60%, 12/13/04                                                                    25,000
         60,000   Dexia Credit Local (France) (Yankee), 1.07%,
                    09/13/04                                                                           60,000
         25,000   Fortis Bank/New York (Yankee), 1.41%, 09/03/04                                       25,000
         25,000   Natexis Banques Populaires (France) (Yankee),
                    1.15%, 10/14/04                                                                    25,000
         30,000   Norddeutsche Landesbank Girozentrale (Germany)
                    (Yankee), 1.74%, 05/04/05                                                          30,000
        100,000   Nordea Bank Finland PLC (Finland) (Yankee),
                    2.30%, 06/14/05                                                                    99,981
         50,000   Royal Bank Scotland (United Kingdom),
                    1.80%, 06/01/05                                                                    49,994
         30,000   Societe Generale (France) (Yankee), 2.49%,
                    07/15/05                                                                           29,992
         25,000   Societe Generale/New York (Yankee), 1.27%,
                    10/20/04                                                                           25,000
                  UniCredito Italiano SPA (Italy) (Yankee),
         75,000     1.36%, 09/09/04                                                                    75,000
         20,000     1.68%, 11/22/04                                                                    20,000
         20,000   Westdeutsche Landesbank Girozentrale (Germany)
                    (Yankee), 1.27%, 10/14/04                                                          20,003
                  -------------------------------------------------------------------------------------------
                  Total Certificates of Deposit                                                       865,468
                  (Cost $865,468)
                  -------------------------------------------------------------------------------------------

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
          (USD)   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  REPURCHASE AGREEMENT -- 8.6%

$       227,424   Greenwich Capital Markets, Inc., 1.60%, dated
                    08/31/04, due 09/01/04, repurchase price
                    $227,434, collateralized by U.S. Government
                    Agency Securities                                                      $          227,424
                  (Cost $227,424)
-------------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $        2,629,812
                  (Cost $2,629,812) *
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  U.S. GOVERNMENT AGENCY SECURITIES -- 73.0%

                  Federal Farm Credit Bank,
$       300,000     1.49%, 10/14/05, FRN                                                   $          299,866
        100,000     1.48%, 12/14/05, FRN                                                               99,935
         50,000     1.43%, 12/21/05, FRN                                                               49,967
         75,000     1.46%, 04/06/06, FRN                                                               74,982
         65,000     1.53%, 04/20/06, FRN                                                               65,000
                  Federal Home Loan Bank,
         65,120     1.30%, 09/01/04, DN                                                                65,120
         24,000     1.03%, 09/03/04, DN                                                                23,999
        200,000     1.42%, 09/20/04, Ser. 412, FRN                                                    199,993
         49,205     1.13%, 10/06/04, Ser. VJ04                                                         49,193
        225,000     1.55%, 04/07/05, Ser. 435, FRN                                                    225,027
         75,000     1.54%, 04/25/05, Ser. 438, FRN                                                     74,992
        164,000     1.60%, 04/26/05, FRN                                                              164,000
        200,000     1.65%, 05/03/05, FRN                                                              200,000
         41,500     2.28%, 06/15/05                                                                    41,470
        452,400     1.25%, 09/08/05, FRN                                                              452,147
        237,675     1.34%, 09/12/05, FRN                                                              237,552
         50,000     1.50%, 09/16/05, Ser. 456, FRN                                                     49,984
        100,000     1.49%, 10/03/05, FRN                                                               99,945
                  Federal Home Loan Mortgage Corp.,
         25,000     1.03%, 09/07/04, DN                                                                24,996
         95,700     1.04%, 09/21/04, DN                                                                95,645
         57,685     1.15%, 10/12/04, DN                                                                57,609
        180,906     1.08%, 10/18/04, DN                                                               180,652
         99,575     1.19%, 10/19/04, DN                                                                99,417
        100,000     1.08%, 11/01/04, DN                                                                99,817
        100,000     1.15%, 11/04/04, DN                                                                99,796
         23,679     1.18%, 11/15/04, DN                                                                23,621
         80,000     3.25%, 11/15/04                                                                    80,335
         30,000     1.62%, 11/16/04, DN                                                                29,897
        100,000     1.46%, 11/17/04, MTN                                                              100,000
         40,531     1.19%, 11/22/04, DN                                                                40,421
         50,000     1.51%, 12/07/04, Ser. 3, MTN                                                       50,002
         48,000     1.64%, 12/21/04, DN                                                                47,757
         83,786     1.86%, 02/08/05, DN                                                                83,095
        212,000     1.50%, 02/14/05, Ser. 1, MTN, FRN                                                 212,000
         50,000     2.38%, 07/15/05, MTN                                                               49,967
         65,000     2.40%, 07/15/05, MTN                                                               64,981
         50,000     7.00%, 07/15/05                                                                    51,937
         15,520     1.37%, 09/09/05, MTN, FRN                                                          15,521
                  Federal National Mortgage Association,
         10,000     1.09%, 09/01/04, DN                                                                10,000
        400,000     1.35%, 09/10/04, FRN                                                              400,003
        402,000     1.50%, 09/10/04, FRN                                                              401,995
         72,490     1.50%, 09/20/04, DN                                                                72,433
        100,000     1.21%, 10/13/04, DN                                                                99,859
        115,110     1.20%, 10/20/04, DN                                                               114,922

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

$        50,000     1.23%, 10/27/04, DN                                                    $           49,905
        200,000     1.14%, 11/08/04, DN                                                               199,569
         92,000     1.17%, 11/09/04, DN                                                                91,794
         48,500     1.30%, 11/12/04, DN                                                                48,374
          5,000     1.75%, 01/19/05, DN                                                                 4,966
         75,000     1.56%, 01/28/05, FRN                                                               74,994
        150,000     1.85%, 02/02/05, DN                                                               148,813
         60,956     1.87%, 02/16/05, DN                                                                60,424
         10,000     7.00%, 07/15/05                                                                    10,387
        200,000     1.52%, 08/29/05, FRN                                                              199,905
        250,000     1.23%, 09/06/05, FRN                                                              249,847
        300,000     1.47%, 10/03/05, FRN                                                              299,787
        140,000     1.53%, 12/29/05, FRN                                                              139,891
         25,000   Student Loan Marketing Association,
                    3.63%, 09/30/04                                                                    25,048
                  -------------------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                                           6,683,554
                  (Cost $6,683,554)
                  -------------------------------------------------------------------------------------------

                  REPURCHASE AGREEMENTS -- 27.0%

        175,000   Bear Stearns Securities, Inc., 1.60%, dated 08/31/04,
                    due 09/01/04, repurchase price $175,008,
                    collateralized by U.S. Government Agency Securities                               175,000
        925,000   Credit Suisse First Boston, Inc., 1.60%, dated
                    08/31/04, due 09/01/04, repurchase price $925,041,
                    collateralized by U.S. Government Agency Securities                               925,000
        646,168   Goldman, Sachs & Co. 1.59%, dated 08/31/04, due
                    09/01/04, repurchase price $646,197, collateralized
                    by U.S. Government Agency Securities                                              646,168
        727,511   Greenwich Capital Markets, Inc., 1.60%, dated
                    08/31/04, due 09/01/04, repurchase price $727,543,
                    collateralized by U.S. Government Agency Securities                               727,511
                  -------------------------------------------------------------------------------------------
                  Total Repurchase Agreements                                                       2,473,679
                  (Cost $2,473,679)
-------------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $        9,157,233
                  (Cost $9,157,233) *
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TREASURY PLUS MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  U.S. TREASURY SECURITIES -- 24.5%

                  U.S. Treasury Bills,
$           275     1.30%, 09/23/04                                                        $              275
        100,000     1.13%, 10/21/04                                                                    99,844
        180,000     1.70%, 02/03/05                                                                   178,683
                  U.S. Treasury Notes & Bonds,
         50,000     1.88%, 09/30/04                                                                    50,034
         30,000     2.13%, 10/31/04                                                                    30,051
         75,000     5.88%, 11/15/04                                                                    75,736
        239,000     2.00%, 11/30/04                                                                   239,503
         65,000     1.50%, 02/28/05                                                                    65,076
        100,000     1.63%, 03/31/05                                                                   100,291
         75,000     1.63%, 04/30/05                                                                    75,000
         73,700     1.13%, 06/30/05                                                                    73,058
                  -------------------------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                                      987,551
                  (Cost $987,551)
                  -------------------------------------------------------------------------------------------

                  REPURCHASE AGREEMENTS -- 75.5%

        522,528   Credit Suisse First Boston, Inc., 1.55%, dated
                    08/31/04, due 09/01/04, repurchase price $522,550,
                    collateralized by U.S. Government Agency Securities+                              522,528
        548,943   Deutsche Bank Securities, Inc., 1.55%, dated
                    08/31/04, due 09/01/04, repurchase price $548,967,
                    collateralized by U.S. Government Agency Securities                               548,943
        100,927   Greenwich Capital Markets, Inc., 1.56%, dated
                    08/31/04, due 09/01/04, repurchase price $100,931,
                    collateralized by U.S. Government Agency Securities                               100,927
        326,000   Merrill Lynch & Co. 1.54%, dated 08/31/04, due
                    09/01/04, repurchase price $326,014, collateralized
                    by U.S. Government Agency Securities                                              326,000
        810,000   Morgan Stanley & Co. 1.56%, dated 08/31/04, due
                    09/01/04, repurchase price $810,035, collateralized
                    by U.S. Government Agency Securities                                              810,000
        732,158   UBS Warburg LLC, 1.55%, dated 08/31/04, due
                    09/01/04, repurchase price $732,190, collateralized
                    by U.S. Government Agency Securities                                              732,158
                  -------------------------------------------------------------------------------------------
                  Total Repurchase Agreements                                                       3,040,556
                  (Cost $3,040,556)
-------------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $        4,028,107
                  (Cost $4,028,107) *
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FEDERAL MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  U.S. TREASURY SECURITY -- 0.7%

$        20,000   U.S. Treasury Notes & Bonds, 1.63%, 04/30/05                             $           20,000
                  (Cost $20,000)

                  U.S. GOVERNMENT AGENCY SECURITIES -- 99.3%

                  Federal Farm Credit Bank,
         32,000     1.14%, 09/02/04, DN +                                                              31,999
         48,500     1.14%, 09/15/04, DN                                                                48,478
         25,000     1.15%, 09/20/04, DN                                                                24,985
          7,489     1.16%, 09/27/04, DN                                                                 7,483
         15,000     2.38%, 10/01/04                                                                    15,015
        500,000     1.45%, 11/19/04, FRN                                                              500,000
         25,000     1.15%, 12/13/04, DN                                                                24,918
        150,000     1.35%, 07/01/05, FRN                                                              150,000
        150,000     1.50%, 09/30/05, FRN                                                              149,968
        150,000     1.49%, 10/14/05, FRN                                                              149,933
         70,000     1.58%, 06/28/06, FRN                                                               69,986
                  Federal Home Loan Bank,
         60,338     1.47%, 09/01/04, DN                                                                60,338
         34,744     1.04%, 09/08/04, DN                                                                34,737
        100,000     1.21%, 10/20/04, DN                                                                99,835
         33,365     1.84%, 02/02/05, DN                                                                33,102
        150,000     1.84%, 02/04/05, DN                                                               148,805
        125,000     1.87%, 02/25/05, DN                                                               123,851
         20,000     1.90%, 03/18/05, DN                                                                19,791
        125,000     1.55%, 04/07/05, Ser. 435, FRN                                                    125,015
        125,000     1.60%, 04/26/05, FRN                                                              125,000
         32,000     2.28%, 06/15/05                                                                    31,977
        125,000     1.64%, 08/26/05, FRN                                                              124,944
        270,000     1.25%, 09/08/05, FRN                                                              269,848
        200,000     1.34%, 09/12/05, FRN                                                              199,897
                  Student Loan Marketing Association,
        200,000     1.65%, 09/16/04, FRN                                                              200,000
         15,000     3.63%, 09/30/04                                                                    15,029
        150,000   Tennessee Valley Authority, 1.39%, 09/16/04, DN                                     149,914
                  -------------------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                                           2,934,848
                  (Cost $2,934,848)
-------------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $        2,954,848
                  (Cost $2,954,848) *
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100%

                  U.S. TREASURY SECURITIES -- 100.0%

                  U.S. Treasury Bills,
$       629,984     1.33%, 09/02/04 +                                                      $          629,960
      1,221,375     1.29%, 09/09/04                                                                 1,221,025
        124,186     1.07%, 09/16/04                                                                   124,131
         19,304     1.31%, 09/23/04                                                                    19,289
        297,132     1.15%, 09/30/04                                                                   296,856
        287,040     1.14%, 10/07/04                                                                   286,712
        128,010     1.32%, 10/14/04                                                                   127,809
         99,457     1.34%, 10/21/04                                                                    99,273
        200,000     1.44%, 11/04/04                                                                   199,488
        361,251     1.45%, 11/18/04                                                                   360,116
        197,447     1.51%, 11/26/04                                                                   196,735
         50,581     1.56%, 12/23/04                                                                    50,334
        200,000     1.71%, 02/03/05                                                                   198,528
        316,617     1.75%, 02/24/05                                                                   313,914
                  U.S. Treasury Notes & Bonds,
        124,437     1.88%, 09/30/04                                                                   124,521
        454,937     2.13%, 10/31/04                                                                   455,528
         25,000     5.88%, 11/15/04                                                                    25,228
        175,696     2.00%, 11/30/04                                                                   176,078
         79,000     1.50%, 02/28/05                                                                    79,091
        100,000     1.63%, 03/31/05                                                                   100,291
        108,000     1.13%, 06/30/05                                                                   107,057
-------------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $        5,191,964
                  (Cost $5,191,964)*
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  STATE AND MUNICIPAL OBLIGATIONS -- 100.0%

                  ALABAMA -- 1.3%
$        10,900   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-21, Rev., FRDO, MBIA, #,
                    1.07%, 09/01/04                                                        $           10,900
            900   Alabama Special Care Facilities Financing
                    Authority, Montgomery Hospital, Rev.,
                    FRDO, FGIC, 1.23%, 09/01/04                                                           900
         30,600   Alabama Special Care Facilities Financing
                    Authority-Birmingham, Ascension Health Credit,
                    Ser. B, Rev., FRDO, 1.33%, 09/01/04                                                30,600
          5,000   Birmingham Airport Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-47, Rev.,
                    FRDO, MBIA, #, 1.40%, 09/01/04                                                      5,000
         15,000   DCH Health Care Authority, Alabama Healthcare
                    Facilities, Rev., FRDO, 1.31%, 09/02/04                                            15,000
         10,000   Houston County Health Care Authority, FLOATS,
                    Ser. PT-879, Rev., FRDO, MBIA, 1.36%, 09/02/04                                     10,000
          2,385   Infirmary Health System Special Care Facilities
                    Financing Authority, Ser. A, Rev., FRDO,
                    1.32%, 09/02/04                                                                     2,385
          5,735   Jefferson County, Sewer, EAGLE, Ser. 2002-6016,
                    Class A, Rev., FRDO, FGIC, 1.21%, 02/01/04                                          5,735
         20,800   Mcintosh IDB, Environmental Improvement,
                    CIBA Specialty Chemicals, Rev., FRDO,
                    1.30%, 09/01/04                                                                    20,800
          1,300   Mobile County, IDA, PCR, ExxonMobil Project,
                    Rev., FRDO, 1.22%, 09/01/04                                                         1,300
          5,800   Montgomery BMC Special Care Facilities
                    Financing Authority, Hospital, VHA Alabama,
                    Inc., Ser. C, Rev., FRDO, AMBAC, 1.34%,
                    09/01/04                                                                            5,800
          9,000   Montgomery BMC Special Care Facilities
                    Financing Authority, Hospital, VHA Alabama,
                    Inc., Ser. F, Rev., FRDO, AMBAC, 1.34%, 09/01/04                                    9,000
         22,700   Phenix City, Alabama, Industrial Development
                    Board, Environmental Improvement,
                    Mead Coated Board Project, Ser. A, Rev., FRDO,
                    1.31%, 09/01/04                                                                    22,700
          4,000   Selma IDB, IDR, Specialty Minerals Project, Rev.,
                    FRDO, 1.43%, 09/02/04                                                               4,000
          4,800   St. Clair County IDB, IDR, National Cement Co.,
                    Inc. Project II, Rev., FRDO, 2.02%, 09/02/04                                        4,800
          6,035   Tuscaloosa County Board of Education, Special
                    Tax, TAW, FRDO, 1.35%, 09/02/04                                                     6,035
         33,000   University of Alabama, Hospital, Ser. B, Rev.,
                    FRDO, AMBAC, 1.27%, 09/01/04                                                       33,000
                                                                                           ------------------
                                                                                                      187,955

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ALASKA -- 0.4%
$         1,600   Alaska Housing Finance Corp., Floating Rate
                    Trust Receipts, Ser. L-25, Regulation D, Rev.,
                    FRDO, MBIA, 1.34%, 09/01/04                                            $            1,600
          9,535   Alaska Housing Finance Corp., Government
                    Purpose, Ser. B, Rev., FRDO, MBIA,
                    1.30%, 09/02/04                                                                     9,535
         25,460   Alaska Housing Finance Corp., Housing
                    Development, Ser. D, Rev., FRDO, MBIA,
                    1.30%, 09/07/04                                                                    25,460
         10,000   Alaska Housing Finance Corp., State Capital
                    Project, Ser. C, Rev., FRDO, MBIA, 1.35%,
                    09/02/04                                                                           10,000
          3,900   Valdez, Alaska, Marine Terminal, Exxon
                    Pipeline Co. Project, Ser. A, Rev., FRDO,
                    1.22%, 09/01/04                                                                     3,900
            300   Valdez, Alaska, Marine Terminal,
                    Exxon Pipeline Co. Project, Ser. B, Rev., FRDO,
                    1.22%, 09/01/04                                                                       300
                                                                                           ------------------
                                                                                                       50,795
                  ARIZONA -- 1.3%
         42,500   Apache County IDA, IDR, Tucson Electric Power
                    Co., Ser. 83-B, Rev., FRDO, 1.33%, 09/01/04                                        42,500
          7,700   Apache County IDA, IDR, Tucson Electric Power
                    Co., Springerville, Rev., FRDO, 1.40%, 09/01/04                                     7,700
          4,200   Apache County IDA, IDR, Tuscon Electric Power
                    Co., Floating Rate Trust Receipts,
                    Ser. 83-A, Rev., FRDO, 1.40%, 09/01/04                                              4,200
         10,000   Arizona State University, Ser. A, Rev., FRDO,
                    AMBAC, 1.28%, 09/01/04                                                             10,000
          5,000   Arizona State University, Ser. B, Rev., FRDO,
                    AMBAC, 1.28%, 09/01/04                                                              5,000
         12,870   Coconino County Pollution Control Corp.,
                    Arizona Public Service Co. Project, Rev., FRDO,
                    1.36%, 09/02/04                                                                    12,870
          7,000   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Salt River Project, FRDO, 1.36%, 09/02/04                                           7,000
          3,840   Maricopa County Public Finance Corp., Floating
                    Rate Certficates, Ser. 511, Rev., FRDO, AMBAC,
                    1.35%, 09/02/04                                                                     3,840
          5,330   Phoenix IDA, Multi-Family Housing, CenterTree
                    Apartments Project, Ser. A, Rev., FRDO, 1.39%,
                    09/02/04                                                                            5,330
         12,500   Phoenix, Arizona, 1.15%, 01/12/05                                                    12,500
          7,500   Phoenix, Arizona, 1.22%, 11/09/04                                                     7,500
         12,000   Phoenix, Arizona, Civic Improvement, 1.08%,
                    10/08/04                                                                           12,000
          6,500   Phoenix, Arizona, Civic Improvement, 1.17%,
                    09/14/04                                                                            6,500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ARIZONA -- CONTINUED
$         8,000   Phoenix, Arizona, Water, 1.09%, 11/10/04                                 $            8,000
         25,000   Salt River Project Agricultural Improvement &
                    Power District, Electric Systems, Floating Rate
                    Receipts, Ser. SG-160, Rev., FRDO, 1.36%,
                    09/02/04                                                                           25,000
         16,200   University of Arizona, Main Campus & Research,
                    Ser. A, COP, Rev., FRDO, AMBAC, 1.32%,
                    09/01/04                                                                           16,200
                                                                                           ------------------
                                                                                                      186,140
                  ARKANSAS -- 0.1%
          5,500   Columbia County, Solid Waste Disposal,
                    Albemarle Corp. Project, Rev., FRDO, 1.40%,
                    09/02/04                                                                            5,500
          6,300   Little Rock Metrocentre Improvement
                    District No. 1, Little Rock Newspapers, Inc.,
                    Rev., FRDO, 1.36%, 09/02/04                                                         6,300
          5,765   University of Arkansas, FLOATS, Ser. PT-1948,
                    Rev., 1.25%, 09/02/04                                                               5,765
                                                                                           ------------------
                                                                                                       17,565
                  CALIFORNIA -- 8.2%
         15,930   Abag Finance Authority for Nonprofit Corps,
                    Lucile Salter Packard Project, COP, FRDO, 1.30%,
                    09/01/04                                                                           15,930
          6,000   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-9, GO, FRDO, MBIA, 1.35%, 11/17/04                                        6,000
          6,995   ABN AMRO Munitops Certificate Trust,
                    Ser. 2003-11, GO, FRDO, FSA, 1.43%, 09/15/04                                        6,995
         13,300   Access to Loans for Learning Student Loan Corp.,
                    Ser. II-A-7, Rev., FRDO, 1.80%, 06/01/05                                           13,300
          2,000   Alvord Unified School District, Food Services
                    Bridge Funding Program, COP, FRDO, FSA,
                    1.30%, 09/02/04                                                                     2,000
          7,100   Auburn Union School District, COP, FRDO, FSA,
                    1.32%, 09/02/04                                                                     7,100
          2,805   California Economic Development Financing
                    Authority, IDR, Standard Abrasives
                    Manufacturing Project, Rev., FRDO, 1.40%,
                    09/01/04                                                                            2,805
         13,500   California Housing Finance Agency, FLOATS,
                    Ser. MT-007, Rev., FRDO, 1.38%, 09/02/04                                           13,500
         45,000   California Housing Finance Agency, FLOATS,
                    Ser. PT-998, Rev., 1.38%, 09/02/04                                                 45,000
         11,460   California Housing Finance Agency, Home
                    Mortgage, Ser. F, Rev., FRDO, AMBAC, 1.28%,
                    09/01/04                                                                           11,460
          6,275   California Housing Finance Agency, Home
                    Mortgage, Ser. M, Rev., FRDO, 1.29%, 09/01/04                                       6,275

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$        20,000   California Housing Finance Agency, Home
                    Mortgage, Ser. M, Rev., FRDO, 1.38%, 09/01/04                          $           20,000
          2,990   California Housing Finance Agency, Home
                    Mortgage, Ser. U, Rev., FRDO, FSA, 1.32%,
                    09/01/04                                                                            2,990
          5,400   California Housing Finance Agency, Multi-Family
                    Housing, Ser. A, Rev., FRDO, 1.23%, 09/01/04                                        5,400
          1,610   California Infrastructure & Economic
                    Development Bank, IDR, Pleasant Mattress, Inc.
                    Project, Ser. A, Rev., FRDO, 1.38%, 09/01/04                                        1,610
          1,800   California Infrastructure & Economic
                    Development Bank, IDR, Standard Abrasive
                    Manufacturing Project, Ser. A, Rev., FRDO,
                    1.38%, 09/01/04                                                                     1,800
         12,800   California PCFA, Authorized Exempt Facilities,
                    ExxonMobil Project, Rev., FRDO, 1.19%,
                    09/01/04                                                                           12,800
         17,000   California Salvation Army, 1.02%, 11/17/04                                           17,000
         45,860   California State Department of Veterans Affairs,
                    Home Purchase, Ser. A, Sub Ser. A-1, Rev., FRDO,
                    1.30%, 09/07/04                                                                    45,860
          2,400   California State Department of Water Resources,
                    Power Supply, Ser. B-4, Rev., FRDO, 1.28%,
                    09/01/04                                                                            2,400
          1,020   California State Department of Water Resources,
                    Power Supply, Ser. B-6, Rev., FRDO, 1.25%,
                    09/01/04                                                                            1,020
          1,850   California State Department of Water Resources,
                    Power Supply, Ser. C-12, Rev., FRDO, 1.30%,
                    09/02/04                                                                            1,850
          3,600   California State Economic Recovery, Ser. C-6,
                    Rev., FRDO, 1.28%, 09/01/04                                                         3,600
          7,920   California State, Economic Recovery, FLOATS,
                    Ser. 927, GO, FRDO, MBIA, 1.32%, 09/02/04                                           7,920
         12,000   California State, Economic Recovery, FLOATS,
                    Ser. 932, Rev., FRDO, MBIA, 1.32%, 09/02/04                                        12,000
         18,745   California State, Economic Recovery, FLOATS,
                    Ser. 933, GO, FRDO, 1.73%, 06/30/05                                                18,745
          5,450   California State, Economic Recovery, FLOATS,
                    Ser. L20J, Regulation D, Rev., FRDO, 1.33%,
                    09/01/04                                                                            5,450
         20,000   California State, Economic Recovery, Ser. C-10,
                    Rev., FRDO, 1.32%, 09/01/04                                                        20,000
         45,800   California State, Economic Recovery, Ser. C-11,
                    Rev., FRDO, 1.27%, 09/01/04                                                        45,800
         25,000   California State, Economic Recovery, Ser. C-16,
                    Rev., FRDO, 1.32%, 09/01/04                                                        25,000
         37,995   California State, Economic Recovery, Ser. C-19,
                    Rev., FRDO, 1.29%, 09/01/04                                                        37,995

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         5,000   California State, Economic Recovery, Ser. C-2,
                    Rev., FRDO, 1.27%, 09/01/04                                            $            5,000
         61,000   California State, Economic Recovery, Ser. C-3,
                    Rev., FRDO, 1.27%, 09/01/04                                                        61,000
         20,000   California State, Economic Recovery, Ser. C-8,
                    Rev., FRDO, 1.25%, 09/01/04                                                        20,000
         42,500   California State, Economic Recovery, Ser. C-9,
                    Rev., FRDO, 1.25%, 09/01/04                                                        42,500
          2,000   California State, Floating Rate, Ser. C-2, GO,
                    FRDO, 1.30%, 09/02/04                                                               2,000
          5,000   California State, FLOATS, Ser. PA-594, GO, FRDO,
                    1.33%, 09/02/04                                                                     5,000
         21,445   California State, FLOATS, Ser. PT-990, GO, FRDO,
                    MBIA-IBC, 1.33%, 09/02/04                                                          21,445
          1,800   California State, Municipal Securities Trust
                    Receipts, Ser. SGA-135, GO, FRDO, AMBAC,
                    1.29%, 09/01/04                                                                     1,800
          4,200   California State, Municipal Securities Trust
                    Receipts, Ser. SGA-58, Rev., FRDO, FGIC, 1.33%,
                    09/01/04                                                                            4,200
          1,700   California Statewide Communities Development
                    Authority, COP, FLOATS, Ser. 909, FRDO,
                    MBIA, 1.31%, 09/02/04                                                               1,700
         20,905   California Statewide Communities Development
                    Authority, Multi-Family Housing, Arbor Ridge
                    Apartments, Ser. X, Rev., FRDO, 1.32%, 09/02/04                                    20,905
          7,300   Camarillo, California, Multi-Family Housing,
                    Heritage Park, Ser. A, Rev., FDRO, 1.33%,
                    09/01/04                                                                            7,300
         18,800   Charter Mac Floater Certificate Trust I, Ser. CAL-1,
                    MBIA, 1.43%, 09/02/04                                                              18,800
          7,300   Charter Mac Floater Certificate Trust I, Ser. CAL-2,
                    Rev., FRDO, MBIA, 1.43%, 09/02/04                                                   7,300
          3,200   Chino Basin Regional Financing Authority, Inland
                    Empire Utilities, Ser. A, Rev., FRDO, AMBAC,
                    1.26%, 09/01/04                                                                     3,200
          2,300   Colton Redevelopment Agency, Multi-Family
                    Housing, 1985 Issue A, Rev., FRDO, 1.32%,
                    09/07/04                                                                            2,300
            600   East Bay Municipal Utility District, Water Systems,
                    Sub Ser. A, Rev., FRDO, FSA, 1.26%, 09/01/04                                          600
          3,155   East Bay Municipal Utility District, Water Systems,
                    Sub Ser. B, Rev., FRDO, FSA, 1.27%, 09/01/04                                        3,155
          2,600   Eastern Municipal Water District, Water & Sewer,
                    COP, Ser. B, FRDO, MBIA, 1.30%, 09/02/04                                            2,600
          4,004   Glendale, California, Hospital, FLOATS, Ser. 590,
                    Rev., FRDO, MBIA, 1.35%, 09/02/04                                                   4,004

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         4,660   Huntington Beach Union High School District,
                    School Bridge Funding Program, COP, FRDO,
                    FSA, 1.05%, 11/01/04                                                   $            4,660
          3,290   Huntington Beach Union High School District,
                    School Facilities Bridge Funding Program, COP,
                    FRDO, FSA, 1.05%, 11/01/04                                                          3,290
          1,200   Irvine Ranch Water District, Consolidated Bonds,
                    Rev., FRDO, 1.33%, 09/02/04                                                         1,200
            500   Irvine Ranch Water District, Improvement District
                    No. 282, Ser. A, GO, FRDO, 1.27%, 09/01/04                                            500
            300   Irvine Ranch Water District, No. 102, 103, 105 &
                    106, GO, FRDO, 1.22%, 09/01/04                                                        300
            750   Irvine Unified School District, Community Facilities
                    District No. 01-1, Special Tax, FRDO, 1.33%,
                    09/01/04                                                                              750
            541   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 00-18, Ser. A, Special
                    Assessment, FRDO, 1.25%, 09/01/04                                                     541
            660   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 87-8, Special Assessment,
                    FRDO, 1.25%, 09/01/04                                                                 660
            500   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 94-15, Special Assessment,
                    Rev., FRDO, 1.25%, 09/01/04                                                           500
            100   Lodi, California, Electric Systems, COP, Ser. A,
                    FRDO, MBIA, 1.26%, 09/01/04                                                           100
         15,000   Long Beach, California, Ser. A, Rev., MBIA, 1.32%,
                    09/01/04                                                                           15,000
          6,660   Los Angeles Community College District,
                    Ser. II-R-71, GO, FRDO, MBIA, 1.70%, 06/24/05                                       6,660
          5,300   Los Angeles Community Redevelopment Agency,
                    Multi-Family Housing, Second & Central
                    Apartments Project, Ser. A, Rev., FRDO,
                    1.33%, 09/01/04                                                                     5,300
          3,200   Los Angeles Community Redevelopment Agency,
                    Multi-Family Housing, Security Building Project,
                    Ser. A, Rev., FRDO, 1.35%, 09/02/04                                                 3,200
         15,000   Los Angeles Convention & Exhibit Center
                    Authority, Ser. D, Rev., FRDO, AMBAC, 1.32%,
                    09/01/04                                                                           15,000
          4,000   Los Angeles County Housing Authority,
                    Multi-Family Housing, Malibu Meadows II,
                    Ser. C, Rev., FRDO, 1.34%, 09/02/04                                                 4,000
          1,300   Los Angeles County, Pension Obligation, Ser. C,
                    Rev., FRDO, AMBAC, 1.26%, 09/01/04                                                  1,300
          2,500   Los Angeles County, Ser. A, TRAN, 3.00%, 06/30/05                                     2,528
            185   Los Angeles Department of Water & Power,
                    FLOATS, Ser. PT-1949, Rev., 1.33%, 09/02/04                                           185

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$           500   Los Angeles Department of Water & Power,
                    Waterworks, Sub Ser. B-2, Rev., FRDO, 1.33%,
                    09/02/04                                                               $              500
            900   Los Angeles Department of Water & Power,
                    Waterworks, Sub Ser. B-4, Rev., FRDO, 1.27%,
                    09/02/04                                                                              900
          1,995   Los Angeles Unified School District, FLOATS, Ser.
                    PA-1115, GO, FRDO, FSA, 1.33%, 09/02/04                                             1,995
            195   Los Angeles Unified School District, FLOATS,
                    Ser. PA-1118, GO, FRDO, MBIA, 1.33%, 09/02/04                                         195
          8,800   Los Angeles, California, Multi-Family Housing,
                    Fountain Park Project, Ser. A, Rev, FRDO, 1.30%,
                    09/02/04                                                                            8,800
          1,990   Los Angeles, California, Water & Power,
                    Ser. RR-II-R-4510, Rev., FRDO, MBIA, 1.34%,
                    09/02/04                                                                            1,990
          4,000   Manteca Financing Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-147, Rev., FRDO, MBIA,
                    1.33%, 09/01/04                                                                     4,000
         14,500   Metropolitan Water District of Southern California,
                    Ser. B-2, Rev., FRDO, 1.27%, 09/02/04                                              14,500
          9,100   Metropolitan Water District of Southern California,
                    Ser. B1, Rev., FRDO, 1.27%, 09/02/04                                                9,100
          1,500   Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-1, Rev., FRDO, 1.25%, 09/01/04                                   1,500
            400   Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-2, Rev., FRDO, 1.30%, 09/01/04                                     400
          1,900   Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-3, Rev., FRDO, 1.27%, 09/01/04                                   1,900
          2,900   Metropolitan Water District of Southern California,
                    Waterworks, Ser. C-1, Rev., FRDO, 1.30%, 09/02/04                                   2,900
         25,710   Metropolitan Water District of Southern California,
                    Waterworks, Ser. C-2, Rev., FRDO, 1.32%, 09/02/04                                  25,710
         80,000   Metropolitan Water District of Southern California,
                    Waterworks, Ser. C-3, Rev., FRDO, 1.27%, 09/02/04                                  80,000
          5,600   Morgan Hill Unified School District, Floating Rate
                    Receipts, Ser. SG-145, GO, FRDO, FGIC, 1.33%,
                    09/02/04                                                                            5,600
         20,860   Municipal Securities Trust Certificates,
                    Ser. 2001-118, Class A, GO, FRDO, FGIC, #,
                    1.29%, 09/01/04                                                                    20,860
          7,700   Municipal Securities Trust Certificates,
                    Ser. 2001-135, Class A, GO, FRDO, FGIC, #,
                    1.34%, 09/02/04                                                                     7,700
          7,970   Municipal Securities Trust Certificates,
                    Ser. 2001-136, Class A, Rev., FRDO, FGIC, #,
                    1.34%, 09/02/04                                                                     7,970

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$        19,800   Oakland Joint Powers Financing Authority,
                    Fruitvale Transit Village, Ser. A, Rev., FRDO,
                    1.29%, 09/01/04                                                        $           19,800
            600   Orange County Sanitation District, COP, Ser. A,
                    FRDO, 1.25%, 09/03/04                                                                 600
          1,000   Orange County Sanitation District, COP, Ser. B,
                    FRDO, 1.33%, 09/02/04                                                               1,000
          3,900   Orange County, Apartment Development Corp.,
                    Bear Brand Apartments Project, Ser. Z, Rev.,
                    FRDO, 1.26%, 09/02/04                                                               3,900
          6,700   Orange County, Apartment Development Corp.,
                    Wood Canyon Villas, Issue E, Rev., FRDO, 1.30%,
                    09/02/04                                                                            6,700
         14,000   Orange County, Apartment Development,
                    Seaside Meadow, Ser. C, Rev., FRDO, 1.26%,
                    09/02/04                                                                           14,000
          1,900   Orange County, Improvement Bond Act of 1915,
                    Assessment District No. 1, Ser. A, Special
                    Assessment, FRDO, 1.25%, 09/01/04                                                   1,900
          4,700   Pittsburg, California, Multi-Family Mortgage,
                    Fountain, Ser. A, Rev., FRDO, 1.33%, 09/01/04                                       4,700
         14,290   Port of Oakland, Trust Receipts, Ser. 5, Class F,
                    Rev., FRDO, FGIC, 1.31%, 09/02/04                                                  14,290
         10,600   Poway Unified School District, School Facilities
                    Funding Program, COP, FRDO, FSA, 1.28%,
                    09/02/04                                                                           10,600
         27,300   Poway Unified School District, School Facilities
                    Funding Program, COP, FRDO, FSA, 1.28%,
                    09/02/04                                                                           27,300
         32,700   Riverside County Asset Leasing Corp., Southwest
                    Justice Center, Ser. B, Rev., FRDO, MBIA, 1.27%,
                    09/01/04                                                                           32,700
          3,000   Riverside County, California, Riverside County
                    Public Facilities, Ser. B, COP, FRDO, 1.30%,
                    09/07/04                                                                            3,000
          1,900   Sacramento County Housing Authority,
                    Multi-Family Housing, Ashford, Ser. D, Rev.,
                    FRDO, 1.32%, 09/02/04                                                               1,900
         14,000   San Diego County & School District, Ser. A, GO,
                    TRAN, 3.25%, 07/25/05                                                              14,205
            600   San Diego Housing Authority, Multi-Family
                    Housing, Nobel Courts, Ser. L, Rev., FRDO, 1.28%,
                    09/02/04                                                                              600
          7,000   San Diego, California, 1.30%, 12/09/04                                                7,000
         13,300   San Francisco City & County Airports Commission,
                    International Airport, Municipal Securities Trust
                    Receipts, Ser. SGA-50, Rev., FRDO, MBIA, 1.36%,
                    09/01/04                                                                           13,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$        20,600   San Jose, California, Multi-Family Housing,
                    Evans Lane Apartments, Ser. H, Rev., FRDO,
                    1.35%, 09/01/04                                                        $           20,600
          1,800   San Jose, California, Multi-Family Housing,
                    Villa Monterey Apartments, Ser. F, Rev., FRDO,
                    1.34%, 09/02/04                                                                     1,800
            500   San Leandro, California, Multi-Family Housing,
                    Parkside, Rev., FRDO, 1.30%, 09/01/04                                                 500
         22,350   Santa Cruz County Board of Education, GO, TRAN,
                    2.50%, 06/30/05                                                                    22,514
          8,500   Santa Cruz County, Ser. A, GO, TRAN, 3.00%,
                    07/06/05                                                                            8,597
          4,735   Southern California Home Financing Authority,
                    Single Family Housing, Ser. A, Rev., FRDO,
                    1.34%, 09/01/04                                                                     4,735
         18,235   Southern California Home Financing Authority,
                    Single Family Housing, Ser. A, Rev., FRDO,
                    1.34%, 09/01/04                                                                    18,235
          9,000   Southern California Home Financing Authority,
                    Single Family Mortgage, Ser. B, Rev., FRDO,
                    1.45%, 02/01/05                                                                     9,000
          2,500   Southern California Public Power Authority,
                    Southern Transmission Project, Rev., FRDO,
                    AMBAC, 1.28%, 09/01/04                                                              2,500
          3,960   West Contra Costa Unified School District, FLOATS,
                    Ser. PT-1828, GO, FRDO, FGIC, 1.33%, 09/02/04                                       3,960
            500   Western Riverside County, California, Regional
                    Wastewater Authority, Regional Wastewater
                    Treatment, Rev., FRDO, 1.25%, 09/01/04                                                500
                                                                                           ------------------
                                                                                                    1,187,044
                  COLORADO -- 1.5%
          6,750   Adams County Housing Authority, Multi-Family
                    Housing, Semper Village Apartments Project,
                    Ser. A, Rev., FRDO, 1.38%, 09/02/04                                                 6,750
          7,100   Arapahoe County, Multi-Family Housing, Highline
                    Oaks Apartments, Rev., FRDO, 1.32%, 09/01/04                                        7,100
         11,310   Arapahoe County, Multi-Family Housing, Rental
                  Housing, Hunters Run, Rev., FRDO, 1.33%,
                    09/02/04                                                                           11,310
          2,760   Arvada, Colorado, Rev., FRDO, FSA, 1.30%, 09/01/04                                    2,760
          9,850   Broomfield, Colorado, COP, FLOATS, Ser. PT-1643,
                    FRDO, AMBAC, 1.40%, 09/02/04                                                        9,850
          1,600   Colorado Housing & Finance Authority,
                    Multi-Family Housing, Diamond Project, Rev.,
                    FRDO, 1.27%, 09/01/04                                                               1,600
          1,000   Colorado Housing & Finance Authority, Ser. AA-3,
                    Class I, Rev., FRDO, 1.29%, 09/01/04                                                1,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  COLORADO -- CONTINUED
$         3,150   Colorado Springs, Colorado, The Colorado College,
                    Rev., FRDO, 1.32%, 09/02/04                                            $            3,150
            690   Colorado Springs, Colorado, Utilities, FLOATS,
                    Ser. PT-367, FRDO, 1.37%, 09/02/04                                                    690
         16,000   Colorado State Education Loan Program, FLOATER,
                    Ser. L48J, Regulation D, Rev., FRDO, 1.20%,
                    10/13/04                                                                           16,000
         45,000   Colorado State General Fund, Rev., TRAN, 3.00%,
                    06/27/05                                                                           45,512
          2,500   Colorado Student Obligation Bond Authority,
                    Student Loans, Senior Lien, Ser. A-3, Rev., FRDO,
                    AMBAC, 1.35%, 09/01/04                                                              2,500
         31,155   Denver City & County, Airport, Floating Rate
                    Certificates, Ser. 153, Rev., FRDO, MBIA, 1.15%,
                    09/02/04                                                                           31,155
          5,000   Denver City & County, Airport, Floating Rate
                    Certificates, Ser. N-12, Regulation D, Rev., FRDO,
                    FGIC, 1.42%, 09/01/04                                                               5,000
          4,985   Denver City & County, Airport, Ser. ROC-II-R-98,
                    Rev., FRDO, FSA, 1.41%, 09/02/04                                                    4,985
          5,000   Denver City & County, Wellington E. Web Project,
                    COP, Ser. C-3, FRDO, AMBAC, 1.33%, 09/01/04                                         5,000
         12,500   Denver Urban Renewal Authority, Tax Increment,
                    FLOATS, Ser. PT-999, Tax Allocation, FRDO,
                    1.42%, 09/02/04                                                                    12,500
         10,000   Douglas County, Multi-Family Housing, Autumn
                    Chase Project, Rev., FRDO, 1.34%, 09/02/04                                         10,000
          3,620   Lower Colorado River Authority, FLOATS,
                    Ser. PT-1523, Rev., FRDO, MBIA, 1.36%, 09/02/04                                     3,620
          8,670   Park Creek Metropolitan District, FLOATS,
                    Ser. PT-2321, GO, FRDO, 1.42%, 09/02/04                                             8,670
          8,500   Regional Transportation District, 1.20%, 12/08/04                                     8,500
         15,500   Regional Transportation District, 1.20%, 12/08/04                                    15,500
          7,015   Thornton, Colorado, COP, Ser. RR-II-R-1052,
                    FRDO, AMBAC, 1.70%, 09/02/04                                                        7,015
                                                                                           ------------------
                                                                                                      220,167
                  CONNECTICUT -- 0.4%
          1,190   Connecticut State Health & Educational Facilities
                    Authority, Community Renewal Team, Ser. A,
                    Rev., FRDO, 1.35%, 09/08/04                                                         1,190
         30,785   Connecticut State Health & Educational Facilities
                    Authority, FLOATS, Ser. 891, Rev., FRDO, FGIC,
                    1.37%, 09/02/04                                                                    30,785
          7,500   Connecticut State Health & Educational Facilities
                    Authority, Health Care Capital Asset, Ser. A-1,
                    Rev., FRDO, 1.31%, 09/01/04                                                         7,500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CONNECTICUT -- CONTINUED
$         2,625   Connecticut State Housing Finance Authority,
                    Housing Mortgage Finance Program, Sub
                    Ser. D-3, Rev., FRDO, AMBAC, 1.28%, 09/02/04                           $            2,625
          5,495   Connecticut State, FLOATS, Ser. PA-1056, GO,
                    FRDO, FSA, 1.33%, 09/02/04                                                          5,495
          4,945   Connecticut State, FLOATS, Ser. PA-879-R, GO,
                    FRDO, 1.33%, 09/02/04                                                               4,945
                                                                                           ------------------
                                                                                                       52,540
                  DELAWARE -- 0.6%
          7,000   Delaware River & Bay Authority, Ser. B, Rev.,
                    FRDO, AMBAC, 1.27%, 09/02/04                                                        7,000
         60,000   Delaware State Economic Development Authority,
                    Hospital Billing & Collections, Ser. C, Rev., FRDO,
                    AMBAC, 1.30%, 09/01/04                                                             60,000
         12,300   Delaware State, Ser. A, GO, 3.00%, 01/01/05                                          12,367
            500   University Of Delaware, Ser. B, Rev., FRDO,
                    1.28%, 09/01/04                                                                       500
                                                                                           ------------------
                                                                                                       79,867
                  DISTRICT OF COLUMBIA -- 3.0%
         15,500   District of Columbia, 1.22%, 11/15/04                                                15,500
          9,000   District of Columbia, 1.30%, 11/04/04                                                 9,000
            525   District of Columbia Housing Finance Agency,
                    Floating Rate Receipts, Ser. L-1, Regulation D,
                    Rev., FRDO, 1.37%, 09/01/04                                                           525
          7,240   District of Columbia Housing Finance Agency,
                    FLOATS, Ser. PT-1381, Rev., FRDO, 1.36%,
                    09/02/04                                                                            7,240
          3,165   District of Columbia Housing Finance Agency,
                    Multi-Family Housing, Trenton Park Apartments
                    Project, Rev., FRDO, 1.47%, 09/02/04                                                3,165
          5,970   District of Columbia Water & Sewer Authority,
                    Public Utilities, FLOATS, Ser. PT-373, Rev., FRDO,
                    FSA, 1.36%, 09/02/04                                                                5,970
          2,700   District of Columbia, American Psychology
                    Association, Rev., FRDO, 1.38%, 09/02/04                                            2,700
         29,605   District of Columbia, American University Issue,
                    Rev., FRDO, AMBAC, 1.29%, 09/01/04                                                 29,605
         12,000   District of Columbia, American University Issue,
                    Ser. A, Rev., FRDO, AMBAC, 1.29%, 09/01/04                                         12,000
          7,500   District of Columbia, Enterprise Zone, House on
                    F Street Project, Rev., FRDO, 1.43%, 09/02/04                                       7,500
          4,875   District of Columbia, FLOATS, Ser. PT-806, GO,
                    FRDO, FSA, 1.36%, 09/02/04                                                          4,875
         23,685   District of Columbia, George Washington
                    University, Ser. C, Rev., FRDO, MBIA, 1.29%,
                    09/01/04                                                                           23,685
         10,000   District of Columbia, Medstar University Hospital,
                    Ser. B, Rev., FRDO, (p), 6.63%, 02/15/05                                           10,251

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  DISTRICT OF COLUMBIA -- CONTINUED
$         2,255   District of Columbia, National Children's Center,
                    Inc., Rev., FRDO, 1.32%, 09/02/04                                      $            2,255
          4,200   District of Columbia, National Geographic Society,
                    Rev., FRDO, 1.30%, 09/01/04                                                         4,200
         12,700   District of Columbia, Pooled Loan Program,
                    Ser. A, Rev., FRDO, 1.33%, 09/02/04                                                12,700
          5,000   District of Columbia, Rev., FRDO, 1.30%, 11/04/04                                     5,000
         26,880   District of Columbia, Ser. A, GO, FRDO, FSA,
                    1.32%, 09/01/04                                                                    26,880
         52,900   District of Columbia, Ser. B, GO, FRDO, FSA,
                    1.29%, 09/01/04                                                                    52,900
         28,500   District of Columbia, Ser. C, GO, FRDO, FGIC,
                    1.30%, 09/01/04                                                                    28,500
          9,935   District of Columbia, Ser. D, GO, FRDO, FGIC,
                    1.30%, 09/01/04                                                                     9,935
         39,600   District of Columbia, Ser. D-1, GO, FRDO, 1.27%,
                    09/01/04                                                                           39,600
          7,690   District of Columbia, Smithsonian Museum, Ser. B,
                    Rev., FRDO, 1.32%, 09/02/04                                                         7,690
          6,155   Eagle Tax Exempt Trust, Weekly Option Mode,
                    District of Columbia, Water & Sewer, Ser. 98-5202,
                    FRDO, #, 1.35%, 09/02/04                                                            6,155
         10,600   Metropolitan Washington Airports Authority,
                    1.12%, 09/07/04                                                                    10,600
         45,000   Metropolitan Washington Airports Authority,
                    1.18%, 10/05/04                                                                    45,000
         46,500   Metropolitan Washington Airports Authority,
                    1.30%, 11/04/04                                                                    46,500
                                                                                           ------------------
                                                                                                      429,931
                  FLORIDA -- 2.9%
          9,345   ABN AMRO Munitops Certificate Trust,
                    Ser. 2003-6, Rev., FRDO, MBIA, 1.02%, 12/08/04                                      9,345
         25,530   Alachua County Health Facilities Authority,
                    FLOATS, Ser. PT-834, Rev., FRDO, MBIA, 1.36%,
                    09/02/04                                                                           25,530
         10,520   Brevard County Health Facilities Authority,
                    Wuesthoff Memorial Hospital Project, Rev.,
                    FRDO, 1.32%, 09/02/04                                                              10,520
          5,000   Broward County, Professional Sports Facility,
                    Municipal Securities Trust Receipts, Ser. SGA-38,
                    Rev., FRDO, MBIA, 1.36%, 09/01/04                                                   5,000
         10,000   Collier County, 1.23%, 10/08/04                                                      10,000
          6,885   Collier County, Health Facilities Authority,
                    The Moorings, Inc. Project, Rev., FRDO, 1.30%,
                    09/01/04                                                                            6,885
          2,495   Dade County Housing Finance Authority,
                    Multi-Family Housing, Kendall Court Apartments,
                    Ser. 4, Rev., FRDO, 1.38%, 09/02/04                                                 2,495

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  FLORIDA -- CONTINUED
$         4,670   Escambia County Housing Finance Authority,
                    Single Family Mortgage, FLOATS, Ser. PT-1228,
                    Rev., FRDO, MBIA, 1.41%, 09/02/04                                      $            4,670
          6,370   Florida Housing Finance Agency, Multi-Family
                    Housing, Banyon Bay Partners, Ser. L, Rev., FRDO,
                    1.32%, 09/07/04                                                                     6,370
          5,135   Florida Housing Finance Agency, Multi-Family
                    Housing, Ser. AA, Rev., FRDO, 1.27%, 09/01/04                                       5,135
          6,350   Florida Housing Finance Agency, Multi-Family
                    Housing, Ser. FF, Rev., FRDO, 1.33%, 09/01/04                                       6,350
         18,812   Florida Municipal Power Authority, 1.15%,
                    10/04/04                                                                           18,812
          7,000   Florida State Board of Education, Capital Outlay,
                    FLOATS, Ser. PT-1223, GO, FRDO, 1.36%, 09/02/04                                     7,000
         16,800   Florida State Board of Public Education, Public
                    Education, Municipal Securities Trust Receipts,
                    Ser. SGA-102, GO, FRDO, 1.30%, 09/01/04                                            16,800
         11,000   Florida State Department of Environmental
                    Protection, Preservation, FLOATS, Ser. 722, Rev.,
                    FRDO, FGIC, 1.35%, 09/02/04                                                        11,000
          5,370   Florida State Division of Bond Finance, General
                    Services, FLOATS, Ser. PA-967, FRDO, 1.36%,
                    09/02/04                                                                            5,370
          5,295   Florida State, FLOATS, Ser. PA-511, GO, FRDO,
                    1.36%, 09/02/04                                                                     5,295
          2,765   Gulf Breeze, Florida, Local Government Loan
                    Program, Floating Rate Receipts, Ser. B, Rev.,
                    FRDO, FGIC, 1.32%, 09/02/04                                                         2,765
         11,705   Jacksonville Electric Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-17, Rev., FRDO, 1.40%,
                    09/01/04                                                                           11,705
          1,000   Jacksonville Health Facilities Authority, River
                    Garden Project, Rev., FRDO, 1.33%, 09/02/04                                         1,000
          6,000   Lakeland, Florida, Energy Systems, Rev., FRDO,
                    1.30%, 09/01/04                                                                     6,000
          1,045   Lee County, Airport, FLOATS, Ser. PT-2269, Rev.,
                    FRDO, FSA, 1.42%, 09/02/04                                                          1,045
          3,525   Lee County, Water & Sewer, Ser. RR-II-R-4021,
                    Rev., FRDO, MBIA, 1.38%, 09/02/04                                                   3,525
          2,590   Miami Health Facilities Authority, Mercy Hospital
                    Project, Rev., FRDO, 1.30%, 09/01/04                                                2,590
          7,000   Miami-Dade County, Miami Aviation, Floating Rate
                    Receipts, Ser. SG-141, Rev., FRDO, FGIC, 1.36%,
                    09/02/04                                                                            7,000
         18,110   Nassau County, PCR, Private Activity, Rayonier,
                    Inc. Project, Rev., FRDO, 1.30%, 09/01/04                                          18,110
          1,210   Orange County Housing Finance Authority,
                    FLOATS, Ser. PT-558, Rev., FRDO, 1.38%, 09/02/04                                    1,210

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  FLORIDA -- CONTINUED
$         7,000   Orange County Housing Finance Authority,
                    Homeowner, FLOATS, Ser. PT-918, Rev., FRDO,
                    1.42%, 09/02/04                                                        $            7,000
          4,900   Orange County Housing Finance Authority,
                    Multi-Family Housing, Regal Pointe Apartments,
                    Ser. A, Rev., FRDO, 1.32%, 09/02/04                                                 4,900
         18,700   Orlando & Orange County Expressway Authority,
                    Ser. C-1, Rev., FRDO, FSA, 1.30%, 09/02/04                                         18,700
          1,800   Orlando & Orange County Expressway Authority,
                    Ser. C-2, Rev., FRDO, FSA, 1.30%, 09/02/04                                          1,800
         10,000   Orlando & Orange County Expressway Authority,
                    Ser. D, Rev., FRDO, FSA, 1.30%, 09/02/04                                           10,000
         15,000   Orlando Utilities Commission, Water & Electric,
                    Ser. A, Rev., FRDO, 1.31%, 09/01/04                                                15,000
          4,645   Orlando Utilities Commission, Water & Electric,
                    Ser. RR-II-R-1040, Rev., FRDO, 1.70%, 08/04/05                                      4,645
         26,100   Palm Beach County School Board, COP, Ser. B,
                    FRDO, FSA, 1.29%, 09/02/04                                                         26,100
          6,250   Pinellas County Housing Finance Authority, Single
                    Family Mortgage, FLOATS, Ser. MT-009, Rev.,
                    FRDO, 1.42%, 09/02/04                                                               6,250
         10,320   Polk County School Board, Master Lease Program,
                    COP, Ser. A, FRDO, FSA, 1.29%, 09/02/04                                            10,320
            800   St. Johns County IDA, Healthcare,
                    Glenmoor St. Johns Project, Ser. C, Rev., FRDO,
                    1.31%, 09/01/04                                                                       800
         20,565   Sunshine State, 1.11%, 10/12/04                                                      20,565
         16,080   Sunshine State, 1.13%, 10/13/04                                                      16,080
         38,543   Sunshine State, 1.13%, 10/13/04                                                      38,543
         21,260   Sunshine State, 1.25%, 09/21/04                                                      21,260
          7,000   Tampa, Florida, Occupational License Tax, Ser. B,
                    Rev., FRDO, FGIC, 1.27%, 09/01/04                                                   7,000
          4,000   University of North Florida Foundation, Inc.,
                    Parking System, Rev., FRDO, 1.32%, 09/02/04                                         4,000
          3,600   West Orange Healthcare District, Ser. B, Rev.,
                    FRDO, 1.30%, 09/02/04                                                               3,600
                                                                                           ------------------
                                                                                                      428,090

                  GEORGIA -- 3.8%
         16,610   ABN AMRO Munitops Certificate Trust, Ser. 2000-4,
                    Rev., FRDO, FGIC, #, 1.07%, 11/17/04                                               16,610
         71,145   Albany-Dougherty County Hospital Authority,
                    Phoebe Hospital, Revenue Anticipation
                    Certificates, Rev., FRDO, AMBAC, 1.26%, 09/01/04                                   71,145
          5,835   Atlanta Urban Residential Finance Authority,
                    Multi-Family Housing, The Park at Lakewood,
                    Rev., FRDO, 1.38%, 09/02/04                                                         5,835
          4,385   Atlanta, Georgia, Airport, FLOATS, Ser. PT-737,
                    Rev., FRDO, FGIC, 1.42%, 09/07/04                                                   4,385

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  GEORGIA -- CONTINUED
$         7,500   Atlanta, Georgia, Airport, Ser. B-3, Rev., FRDO,
                    MBIA, 1.30%, 09/02/04                                                  $            7,500
         20,000   Atlanta, Georgia, Airport, Ser. C-1, Rev., FRDO,
                    MBIA, 1.33%, 09/02/04                                                              20,000
          6,000   Atlanta, Georgia, Water & Wastewater, Municipal
                    Securities Trust Receipts, Ser. SGA-145, Rev.,
                    FRDO, MBIA, 1.36%, 09/01/04                                                         6,000
          9,000   Augusta, Georgia, Water & Sewer, Municipal
                    Securities Trust Receipts, Ser. SGS-140, Rev.,
                    FRDO, FSA, 1.40%, 09/01/04                                                          9,000
          4,635   Bibb County, FLOATS, Ser. PT-1842, GO, FRDO,
                    1.36%, 09/02/04                                                                     4,635
          7,160   Clayton County Housing Authority, Multi-Family
                    Housing, Chateau Forest Apartments, Ser. E,
                    Rev., FRDO, FSA, 1.30%, 09/01/04                                                    7,160
          8,000   Cobb County Development Authority, Whitefield
                    Academy Project, Rev., FRDO, 1.30%, 09/01/04                                        8,000
          3,400   Cobb County Housing Authority, Multi-Family
                    Housing, Greenhouse Frey Apartment Project,
                    Rev., FRDO, 1.32%, 09/01/04                                                         3,400
         11,200   Cobb County Housing Authority, Multi-Family
                    Housing, Terrell Mill I Project, Rev., FRDO, #,
                    1.35%, 09/01/04                                                                    11,200
         25,000   Cobb County Kennestone Hospital Authority,
                    Equipment Pool Project, Anticipation Certificates,
                    Rev., FRDO, 1.34%, 09/02/04                                                        25,000
         17,700   De Kalb County Housing Authority, Multi-Family
                    Housing, Camden Brook Project, Rev., FRDO,
                    1.30%, 09/01/04                                                                    17,700
          9,250   De Kalb County Housing Authority, Multi-Family
                    Housing, Chapel Run Apartments Project, Rev.,
                    FRDO, 1.35%, 09/02/04                                                               9,250
         12,545   De Kalb County Housing Authority, Multi-Family
                    Housing, Robins Landing Project, Rev., FRDO,
                    1.35%, 09/02/04                                                                    12,545
            800   Fulton County Development Authority, Arthritis
                    Foundation, Inc. Project, Rev., FRDO, 1.32%,
                    09/01/04                                                                              800
          1,610   Fulton County Development Authority,
                    Morehouse College Project, Rev., FRDO, 1.33%,
                    09/01/04                                                                            1,610
          6,910   Georgia Local Government, COP, FLOATS, Ser.
                    PT-678, FRDO, 1.36%, 09/02/04                                                       6,910
         50,641   Georgia Municipal Association, Inc., Pooled Bond,
                    COP, FRDO, MBIA, 1.39%, 09/02/04                                                   50,641
          8,445   Georgia Municipal Electric Authority, FLOATS,
                    Ser. PA-1187, Rev., FRDO, MBIA-IBC, 1.36%,
                    09/02/04                                                                            8,445

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  GEORGIA -- CONTINUED
$         9,555   Georgia Municipal Electric Authority, Ser.
                    RR-II-R-1016, Rev., FRDO, FSA, 1.37%, 09/02/04                         $            9,555
         21,860   Georgia State Road & Thruway Authority, FLOATS,
                    Ser. PT-1501, Rev., FRDO, 1.34%, 09/02/04                                          21,860
          5,035   Georgia State Road & Tollway Authority, FLOATS,
                    Ser. PT-2019, Rev., FRDO, 1.36%, 09/02/04                                           5,035
          6,000   Georgia State, EAGLE, Ser. 2004-1004, Class A,
                    GO, FRDO, 1.37%, 09/02/04                                                           6,000
         10,095   Georgia State, FLOATS, Ser. PT-374, 1.34%,09/02/04                                   10,095
          1,600   Glynn-Brunswick Memorial Hospital Authority,
                    Anticipation Certificates, Southeast Georgia
                    Project, Rev., FRDO, MBIA, 1.27%, 09/01/04                                          1,600
          6,450   Griffin-Spalding County Development Authority,
                    Industrial Development, Norcom, Inc. Project,
                    Rev., FRDO, 1.39%, 09/02/04                                                         6,450
          6,000   Gwinnett County Development Authority, Civic &
                    Cultural Center Project, Rev., FRDO, 1.27%,
                    09/01/04                                                                            6,000
         10,000   Gwinnett County Hospital Authority, Gwinnett
                    Hospital Systems, Inc. Project, Anticipation
                    Certificates, Rev., RAN, FRDO, 1.33%, 09/01/04                                     10,000
          9,225   Marietta Housing Authority, Multi-Family Housing,
                    Winterset Apartments Project, Rev., FRDO,
                    1.30%, 09/01/04                                                                     9,225
         84,473   Municipal Electric Authority of Georgia, 1.09%,
                    09/08/04                                                                           84,473
         25,000   Municipal Electric Authority of Georgia, Sub Ser. B,
                    Rev., FRDO, 1.25%, 09/01/04                                                        25,000
          3,700   Municipal Electric Authority of Georgia,
                    Project One, Ser. C, Rev., FRDO, FSA, 1.25%,
                    09/01/04                                                                            3,700
          1,200   Private Colleges & Universities Authority, Emory
                    University, Ser. B, Rev., FRDO, 1.30%, 09/01/04                                     1,200
         26,400   Private Colleges & Universities Authority, Emory
                    University, Ser. B, Rev., FRDO, 1.30%, 09/01/04                                    26,400
         16,040   Private Colleges & Universities Facilities Authority,
                    Emory University, Ser. B, Rev., FRDO, 1.30%,
                    09/01/04                                                                           16,040
          5,200   Tift County Hospital Authority, Anticipation
                    Certificates, Ser. A, Rev., FRDO, AMBAC, 1.24%,
                    09/01/04                                                                            5,200
                                                                                           ------------------
                                                                                                      555,604

                  GUAM -- 0.1%
         11,025   Guam Power Authority, FLOATS, Ser. PA-531,
                    Rev., 1.32%, 09/02/04                                                              11,025

                  HAWAII -- 0.5%
         20,825   ABN-AMRO Munitops Certificate Trust, Ser. 2004-1,
                    Rev., FRDO, 1.25%, 10/27/04                                                        20,825

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  HAWAII -- CONTINUED
$        17,593   Hawaii State, 1.35%, 09/23/04                                            $           17,593
         13,000   Hawaii State, Airport Systems, Rev., FRDO,
                    1.32%, 09/01/04                                                                    13,000
         19,790   Hawaii State, Highway, FLOATS, Ser. PT-1058,
                    FRDO, 1.36%, 09/03/04                                                              19,790
          6,100   Honolulu, Hawaii, 1.13%, 10/08/04                                                     6,100
                                                                                           ------------------
                                                                                                       77,308

                  IDAHO -- 0.6%
         10,500   Idaho Housing & Finance Association,
                    Single Family Mortgage, Ser. C, Class 1, Rev.,
                    FRDO, 1.34%, 09/01/04                                                              10,500
          3,750   Idaho Housing & Finance Association,
                    Single Family Mortgage, Ser. F-1, Class 1, Rev.,
                    FRDO, 1.37%, 09/01/04                                                               3,750
         69,675   Idaho State, GO, TAN, 3.00%, 06/30/05                                                70,472
                                                                                           ------------------
                                                                                                       84,722

                  ILLINOIS -- 4.5%
          9,850   ABN AMRO Munitops Certificate Trust,
                    Ser. 2001-10, GO, FRDO, MBIA, 1.31%, 10/20/04                                       9,850
         15,010   ABN AMRO Munitops Certificate Trust,
                    Ser. 2001-21, GO, FRDO, MBIA, 1.39%, 09/01/04                                      15,010
         10,655   ABN AMRO Munitops Certificate Trust,
                    Ser. 2001-27, Rev., FRDO, FSA, 1.45%, 09/01/04                                     10,655
          6,175   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-23, GO, FRDO, MBIA, 1.38%, 11/17/04                                       6,175
          9,995   ABN AMRO Munitops Certificate Trust, Ser. 2002-3,
                    Rev., FRDO, 1.47%, 09/01/04                                                         9,995
         34,950   Chicago Housing Authority, Capital Improvement
                    Program, Floating Rate Receipts, Ser. L-40,
                    Regulation D, Rev., FRDO, 1.34%, 09/01/04                                          34,950
         28,900   Chicago Metropolitan Water Reclamation District,
                    Ser. A, GO, FRDO, 1.28%, 09/01/04                                                  28,900
         10,570   Chicago O'Hare International Airport, ACES,
                    General Airport Second Lien, Ser. B, Rev., FRDO,
                    1.27%, 09/01/04                                                                    10,570
          6,200   Chicago O'Hare International Airport, ACES,
                    General Airport Second Lien, Ser. B, Rev., FRDO,
                    1.32%, 09/07/04                                                                     6,200
          2,500   Chicago O'Hare International Airport, Special
                    Facilities, Compagnie Natle Air France, Rev.,
                    FRDO, 1.35%, 09/01/04                                                               2,500
         19,540   Chicago, Illinois, Midway Airport, Floating Rate
                    Receipts, Ser. SG-97, Rev., FRDO, MBIA, 1.36%,
                    09/07/04                                                                           19,540
          6,175   Chicago, Illinois, Multi-Family Housing,
                    Barbara Jean Wright Apartments, Ser. A, Rev.,
                    FRDO, 1.40%, 09/02/04                                                               6,175

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ILLINOIS -- CONTINUED
$        20,000   Chicago, Illinois, Municipal Securities Trust
                    Receipts, Ser. SGA-99, GO, FRDO, FGIC, 1.40%,
                    09/01/04                                                               $           20,000
         13,000   Chicago, Illinois, Ser. B, GO, FRDO, FGIC, 1.32%,
                    09/02/04                                                                           13,000
         35,000   Chicago, Illinois, Water, Second Lien, Rev., FRDO,
                    MBIA, 1.33%, 09/02/04                                                              35,000
          4,503   Cook County, Floating Rate Certificates, Ser. 403,
                    GO, FRDO, FGIC, 1.35%, 09/02/04                                                     4,503
          7,375   Cook County, FLOATS, Ser. PT-1497, GO, FRDO,
                    FGIC, 1.36%, 09/02/04                                                               7,375
         15,455   Cook County, Ser. 2003-11, GO, FRDO, MBIA,
                    1.36%, 09/02/04                                                                    15,455
          5,420   Du Page County Community Unit School District
                    No. 200 Wheaton, Ser. RR-II-R-4013, GO, FRDO,
                    FSA, 1.37%, 09/02/04                                                                5,420
         10,000   Eagle Tax Exempt Trust, Class A, Rev., FRDO,
                    MBIA, 1.30%, 09/02/04                                                              10,000
          3,400   Illinois Development Finance Authority,
                    American Youth Hostels Project, Rev., FRDO,
                    1.32%, 09/02/04                                                                     3,400
         17,900   Illinois Development Finance Authority,
                    Chicago Symphony Orchestra, Rev., FRDO,
                    1.34%, 09/01/04                                                                    17,900
          2,405   Illinois Development Finance Authority, IDR,
                    CFC International, Inc. Project, Rev., FRDO,
                    1.43%, 09/02/04                                                                     2,405
          4,485   Illinois Development Finance Authority, IDR,
                    CHS Acquisition Corp. Project, Rev., FRDO,
                    1.34%, 09/02/04                                                                     4,485
          1,500   Illinois Development Finance Authority, IDR,
                    Toughy LTD Partnership Project, Rev., FRDO,
                    1.40%, 09/01/04                                                                     1,500
         13,400   Illinois Development Finance Authority,
                    Multi-Family Housing, FLOATS, Ser. PT-1795, Rev.,
                    FRDO, 1.37%, 09/02/04                                                              13,400
         10,000   Illinois Development Finance Authority,
                    Residential Rental, Rev., FRDO, 1.35%, 09/02/04                                    10,000
         24,800   Illinois Development Finance Authority,
                    Vincent De Paul Project, Ser. A, Rev., FRDO,
                    1.28%, 09/01/04                                                                    24,800
          6,895   Illinois Educational Facilities Authority, FLOATS,
                    Ser. PA-896, Rev., FRDO, 1.36%, 09/02/04                                            6,895
          4,900   Illinois Educational Facilities Authority,
                    St. Xavier University Project, Ser. A, Rev., FRDO,
                    1.32%, 09/02/04                                                                     4,900
         26,580   Illinois Health Facilities Authority, FLOATS,
                    Ser. PT-977, Rev., FRDO, MBIA, 1.36%, 09/02/04                                     26,580

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ILLINOIS -- CONTINUED
$         2,700   Illinois Health Facilities Authority, Health Care
                    Systems, Rev., FRDO, 1.28%, 09/01/04                                   $            2,700
          2,105   Illinois Health Facilities Authority, Loyola University
                    Health System, Ser. B, Rev., FRDO, MBIA, 1.28%,
                    09/01/04                                                                            2,105
         20,000   Illinois Health Facilities Authority, Revolving Pooled
                    Funds, Ser. B, Rev., FRDO, 1.30%, 09/01/04                                         20,000
         13,300   Illinois Health Facilities Authority, Swedish
                    Covenant Hospital Project, Rev., FRDO,
                    AMBAC, 1.30%, 09/02/04                                                             13,300
          1,800   Illinois Health Facilities Authority, The Carle
                    Foundation, Ser. B, Rev., FRDO, AMBAC, 1.30%,
                    09/01/04                                                                            1,800
          2,075   Illinois Housing Development Authority, Floating
                    Rate Trust Receipts, Ser. L-19, Regulation D, Rev.,
                    FRDO, 1.42%, 09/01/04                                                               2,075
         10,175   Illinois Housing Development Authority,
                    Homeowner Mortgage, Ser. A-3, Rev., FRDO,
                    1.36%, 09/01/04                                                                    10,175
          7,500   Illinois Housing Development Authority,
                    Homeowner Mortgage, Ser. C-3, Rev., FRDO,
                    1.40%, 09/01/04                                                                     7,500
         14,405   Illinois Housing Development Authority,
                    Homeowner Mortgage, Ser.D, Rev., FRDO,
                    1.68%, 07/27/05                                                                    14,405
         14,000   Illinois State Toll Highway Authority, Ser. B, Rev.,
                    FRDO, MBIA, 1.28%, 09/01/04                                                        14,000
          2,075   Illinois State, Municipal Securities Trust Receipts,
                    Ser. SGA-103, GO, FRDO, 1.30%, 09/01/04                                             2,075
         15,000   Illinois State, Rev., 2.00%, 10/22/04                                                15,018
          3,255   Illinois State, Sales Tax, Municipal Securities Trust
                    Certificates, Ser. SG-9, FRDO, 1.36%, 09/02/04                                      3,255
         13,220   Illinois State, Ser. 2003-33, GO, FRDO, FGIC,
                    1.36%, 09/02/04                                                                    13,220
         11,555   Illinois State, Ser. 42, GO, FRDO, MBIA, 1.36%,
                    09/02/04                                                                           11,555
          5,590   Illinois State, Ser. 62, GO, FRDO, 1.36%, 09/01/04                                    5,590
         10,000   Illinois State, Ser. B, GO, FRDO, 1.29%, 09/01/04                                    10,000
          2,570   Lake County, IDR, A.L. Hansen Manufacturing Co.
                    Project, Rev., FRDO, 1.40%, 09/02/04                                                2,570
          1,320   Libertyville, Illinois, IDR, Libertyville Manor Project,
                    Rev., FRDO, 1.35%, 09/02/04                                                         1,320
          7,000   Metropolitan Pier & Exposition Authority,
                    Dedicated State Tax, EAGLE, Ser. 20040030,
                    Class A, Rev., FRDO, MBIA, 1.37%, 09/02/04                                          7,000
          4,640   Mount Morris, Illinois, Bretheren Home Project,
                    Rev., FRDO, 1.33%, 09/02/04                                                         4,640

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ILLINOIS -- CONTINUED
$         5,500   Municipal Securities Trust Certificates,
                    Ser. 2001-9021, Class A, GO, FRDO, FSA, #, 1.41%,
                    09/01/04                                                               $            5,500
         19,800   Regional Transportation Authority, FLOATS,
                    Ser. 818-D, Rev., FRDO, FGIC, 1.35%, 09/02/04                                      19,800
          6,565   Regional Transportation Authority, FLOATS,
                    Ser. PT-1448, Rev., FRDO, FGIC, 1.36%, 09/02/04                                     6,565
         15,170   Regional Transportation Authority, FLOATS,
                    Ser. PT-1833, Rev., FRDO, FGIC, 1.36%, 09/02/04                                    15,170
         10,000   Regional Transportation Authority, FLOATS,
                    Ser. SG-82, FRDO, 1.36%, 09/02/04                                                  10,000
         11,790   Regional Transportation Authority, Ser. A-69,
                    Rev., FRDO, MBIA, 1.30%, 11/10/04                                                  11,790
          9,100   University of Illinois, Health Services Facilities
                    System, Ser. B, Rev., FRDO, 1.30%, 09/01/04                                         9,100
         15,000   University of Illinois, Utility Infrastructure Projects,
                    COP, FRDO, 1.32%, 09/02/04                                                         15,000
          7,435   Will County, Exempt Facilties, ExxonMobil Project,
                    Rev., FRDO, 1.27%, 09/01/04                                                         7,435
                                                                                           ------------------
                                                                                                      652,201

                  INDIANA -- 1.4%
          6,065   Carmel School Building Corp., Ser. RR-II-R-S014,
                    Rev., FRDO, MBIA, 1.37%, 09/02/04                                                   6,065
          6,400   Danville Multi-School Building Corp., FLOATS,
                    Ser. PT-1483, Rev., FRDO, FSA, 1.36%, 09/02/04                                      6,400
          5,000   DeKalb County Economic Development,
                    New Process Steel Project, Rev., FRDO, 1.42%,
                    09/02/04                                                                            5,000
         95,000   Indiana Bond Bank, Advance Program Notes,
                    Ser. A, Rev., 2.00%, 01/25/05                                                      95,263
          5,315   Indiana Bond Bank, Ser. RR-II-R-2094, Rev.,
                    FRDO, 1.38%, 09/02/04                                                               5,315
         10,000   Indiana Health Facility Financing Authority,
                    Ascension Health Credit Group, Ser. A-1, Rev.,
                    FRDO, 1.73%, 09/02/04                                                              10,000
         16,900   Indiana Health Facility Financing Authority,
                    Ascension Health Credit Group, Ser. B, Rev.,
                    FRDO, 1.30%, 09/01/04                                                              16,900
          4,500   Indiana Health Facility Financing Authority,
                    Clarian Health Obligation Group, Ser. C, Rev.,
                    FRDO, 1.30%, 09/01/04                                                               4,500
          2,485   Indiana Health Facility Financing Authority,
                    Community Hospitals Project, Ser. A, Rev., FRDO,
                    1.33%, 09/03/04                                                                     2,485
          5,055   Indiana Health Facility Financing Authority,
                    FLOATS, Ser. PA-1069, 1.36%, 09/02/04                                               5,055

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  INDIANA -- CONTINUED
$         5,330   Indiana Transportation Finance Authority,
                    FLOATS, Ser. PT-2296, Rev., FRDO, FGIC, 1.36%,
                    09/02/04                                                               $            5,330
         19,500   Indiana Transportation Finance Authority,
                    Municipal Securities Trust Receipts, Ser. SGA-113,
                    Rev., FRDO, 1.30%, 09/01/04                                                        19,500
          8,650   Indianapolis Local Public Improvement Bond Bank,
                    FLOATS, Ser. PT-1408, Rev., FRDO, MBIA, 1.36%,
                    09/02/04                                                                            8,650
          8,200   Monroe County Hospital Authority, Rev., FRDO,
                    MBIA, 1.30%, 09/01/04                                                               8,200
          7,900   St. Joseph County, Educational Facilities,
                    University of Notre Dame, Rev., FRDO,
                    1.28%, 09/02/04                                                                     7,900
                                                                                           ------------------
                                                                                                      206,563

                  IOWA -- 0.2%
          4,550   Des Moines, Iowa, 1.07%, 09/07/04                                                     4,550
          1,900   Des Moines, Iowa, 1.07%, 09/07/04                                                     1,900
          1,000   Des Moines, Iowa, 1.22%, 09/07/04                                                     1,000
            750   Des Moines, Iowa, 1.25%, 09/07/04                                                       750
          3,365   Des Moines, Iowa, FLOATS, Ser. PT-2268, GO,
                    FRDO, AMBAC, 1.36%, 09/02/04                                                        3,365
          8,500   Iowa Finance Authority, Single Family Mortgage,
                    Ser. D, Rev., FRDO, 1.37%, 02/03/05                                                 8,500
          6,000   Iowa Finance Authority, Single Family Mortgage,
                    Ser. F, Rev., FRDO, 1.32%, 09/02/04                                                 6,000
                                                                                           ------------------
                                                                                                       26,065
                                                                                           ------------------

                  KANSAS -- 0.6%
          2,000   Eagle Tax-Exempt Trust, Weekly Option Mode,
                    Ser. 2000-1601, FRDO, 1.38%, 09/02/04                                               2,000
          9,600   Kansas City, Kansas, IDB, PQ Corp. Project, Rev.,
                    FRDO, 1.36%, 09/03/04                                                               9,600
         18,000   Kansas State Department of Transportation,
                    Highway, Ser. C-1, Rev., FRDO, 1.33%, 09/01/04                                     18,000
         27,500   Kansas State Department of Transportation,
                    Highway, Ser. C-2, Rev., FRDO, 1.33%, 09/01/04                                     27,500
         10,225   Kansas State Department of Transportation,
                    Ser. C-3, Rev., FRDO, 1.30%, 09/02/04                                              10,225
          9,780   Overland Park, Kansas, Floating Rate Receipts,
                    Ser. SG-155, 1.36%, 09/02/04                                                        9,780
          2,670   Sedgwick & Shawnee Counties, Single Family
                    Housing, FLOATS, Ser. PT-523, Rev., FRDO,
                    1.41%, 09/03/04                                                                     2,670
                                                                                           ------------------
                                                                                                       79,775

                  KENTUCKY -- 1.0%
         17,455   Jeffersontown, Kentucky, Lease Program,
                    Kentucky League of Cities Funding Trust, Rev.,
                    FRDO, 1.40%, 09/01/04                                                              17,455

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  KENTUCKY -- CONTINUED
$        50,000   Kenton County Airport Board, Special Facilities,
                    Airis Cincinnatti LLC, Ser. A, Rev., FRDO, 1.37%,
                    09/02/04                                                               $           50,000
         24,000   Kentucky Asset Liability Commission, General Fund,
                    Ser. A, Rev., TRAN, 3.00%, 06/29/05                                                24,283
          2,240   Kentucky Development Finance Authority,
                    Pooled Loan Program, Ser. A, Rev., FRDO, FGIC,
                    1.30%, 09/02/04                                                                     2,240
         15,000   Louisville & Jefferson County Metropolitan Sewer
                    District, Sewer & Drain Systems, Floating Rate
                    Receipts, Ser. SG-132, Rev., FRDO, FGIC, 1.36%,
                    09/02/04                                                                           15,000
         31,200   Ohio County, PCR, Big Rivers Electric Corp. Project,
                    Rev., FRDO, AMBAC, 1.35%, 09/01/04                                                 31,200
                                                                                           ------------------
                                                                                                      140,178

                  LOUISIANA -- 0.6%
         12,000   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-17, Rev., FRDO, AMBAC, #, 1.37%,
                    09/01/04                                                                           12,000
          9,000   East Baton Rouge Parish, Solid Waste Disposal
                    Authority, Exxon Corp. Project, Rev., FRDO,
                    1.27%, 09/01/04                                                                     9,000
          1,585   Iberia Parish IDB, IDR, Cuming Insulation Corp.
                    Project, Rev., FRDO, 1.46%, 09/02/04                                                1,585
          1,925   Jefferson Parish Home Mortgage Authority,
                    Single Family Mortgage, FLOATS, Ser. PT-492,
                    Rev., FRDO, 1.43%, 09/02/04                                                         1,925
         10,785   Lafayette, Louisiana, Utilities, Ser. R-6024,
                    Rev., FRDO, MBIA, 1.37%, 09/02/04                                                  10,785
          3,605   Louisiana Housing Finance Agency, FLOATS,
                    Ser. PT-1340, Rev., FRDO, 1.41%, 09/02/04                                           3,605
          8,365   Louisiana Local Government, Environmental
                    Facilities & Community Development, Ser. A,
                    Rev., FRDO, 1.34%, 09/02/04                                                         8,365
          3,100   Louisiana Public Facilities Authority, IDB,
                    Kenner Hotel LTD, Rev., FRDO, 1.32%, 09/02/04                                       3,100
          5,535   Louisiana Public Facilities Authority, LSU Alumni
                    Association Project, Rev., FRDO, 1.34%, 09/02/04                                    5,535
         29,450   Louisiana State, Public Facilities, 1.15%, 10/04/04                                  29,450
          4,950   South Louisiana Port Commission, Marine
                    Terminal Facilities, Occidental Petroleum, Rev.,
                    FRDO, 1.33%, 09/01/04                                                               4,950
                                                                                           ------------------
                                                                                                       90,300

                  MAINE -- 0.6%
          9,700   Maine Finance Authority, Jackson Lab Issue,
                    Ser. 2002, Rev., FRDO, 1.38%, 09/02/04                                              9,700

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MAINE -- CONTINUED
$         7,320   Maine Health & Higher Educational Facilities
                    Authority, Ser. B, Rev., FRDO, AMBAC, 1.35%,
                    09/01/04                                                               $            7,320
          6,250   Maine State Housing Authority, General Housing,
                    FLOATS, Ser. MT-006, Rev., FRDO, 1.42%,
                    09/02/04                                                                            6,250
         17,400   Maine State Housing Authority, Ser. E-2, Rev.,
                    FRDO, AMBAC, 1.32%, 09/02/04                                                       17,400
         16,515   Maine State Housing Authority, Ser. E-2, Rev.,
                    FRDO, AMBAC, 1.32%, 09/02/04                                                       16,515
         12,295   Maine State, BAN, GO, 3.00%, 06/23/05                                                12,432
         20,700   Maine State, TAN, GO, 3.00%, 06/30/05                                                20,938
                                                                                           ------------------
                                                                                                       90,555

                  MARYLAND -- 1.9%
         10,000   Anne Arundel County, 1.10%, 10/05/04                                                 10,000
         18,065   Baltimore County, Oak Crest Village, Inc. Project,
                    Ser. A, Rev., FRDO, 1.32%, 09/02/04                                                18,065
         17,375   Baltimore IDA, IDR, Baltimore Capital Acquisition,
                    Rev., FRDO, 1.35%, 09/01/04                                                        17,375
         25,000   Baltimore, Maryland, #, 0.95%, 10/12/04                                              25,000
          3,135   Community Development Administration,
                    Multi-Family Development, Avalon Lea Apartment
                    Project, Rev., FRDO, 1.29%, 09/01/04                                                3,135
         50,000   Johns Hopkins University, 1.13%, 10/07/04                                            50,000
         15,375   Johns Hopkins University, 1.15%, 10/04/04                                            15,375
          2,550   Maryland Community Development
                    Administration, Department of Housing &
                    Community Development, FLOATS, Ser. PT-12,
                    1.34%, 09/01/04                                                                     2,550
          3,000   Maryland Community Development
                    Administration, Department of Housing &
                    Community Development, Multi-Family Housing,
                    Parklane Apartments, Rev., FRDO, 1.33%,
                    09/01/04                                                                            3,000
         10,000   Maryland Community Development
                    Administration, Department of Housing &
                    Community Development, Residential, Ser. C,
                    Rev., FRDO, 1.29%, 09/02/04                                                        10,000
          3,310   Maryland State Economic Development Corp.,
                    Floating Rate Reciepts, Ser. L9-J, Rev., FRDO,
                    FSA, 1.42%, 09/01/04                                                                3,310
          5,215   Maryland State Health & Higher Educational
                    Facilities Authority, Floater, Ser. 825, FRDO,
                    AMBAC, 1.35%, 09/02/04                                                              5,215
          2,350   Maryland State Health & Higher Educational
                    Facilities Authority, Loyola College Issue, Ser. B,
                    Rev., FRDO, MBIA, 1.34%, 09/02/04                                                   2,350

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MARYLAND -- CONTINUED
$         9,000   Maryland State Health & Higher Educational
                    Facilities Authority, Municipal Securities Trust
                    Receipts, Ser. SGA-143, Rev., FRDO, 1.36%,
                    09/01/04                                                               $            9,000
         17,710   Maryland State Health & Higher Educational
                    Facilities Authority, Ser. D, Rev., FRDO, 1.32%,
                    09/02/04                                                                           17,710
         24,720   Maryland State Stadium Authority,
                    Sports Facilities Lease, Rev., FRDO, 1.38%,
                    09/01/04                                                                           24,720
          6,400   Montgomery County Housing Opportunites
                    Commission, Multi-Family Housing, Falklands,
                    Ser. B, Rev., FRDO, 1.24%, 09/01/04                                                 6,400
         10,700   Montgomery County Housing Opportunites
                    Commission, Multiple Purpose, Ser. C, Rev.,
                    FRDO, 1.27%, 09/01/04                                                              10,700
         16,800   Montgomery County Housing Opportunities
                    Commission, Multi-Family Housing, Grosvenor,
                    Ser. A, Rev., FRDO, 1.24%, 09/01/04                                                16,800
          5,100   Montgomery County Housing Opportunities
                    Commission, The Grand-Issue I, Rev., FRDO,
                    1.32%, 09/01/04                                                                     5,100
          1,210   Northeast Waste Disposal Authority, Resource
                    Recovery, Harford County Resources, Rev., FRDO,
                    AMBAC, 1.21%, 09/01/04                                                              1,210
         15,500   Washington Suburban Sanitation District,
                    Multi-Modal, Ser. A, GO, BAN, FRDO, 1.26%,
                    09/01/04                                                                           15,500
                                                                                           ------------------
                                                                                                      272,515

                  MASSACHUSETTS -- 2.9%
         21,400   Blackstone-Millville Regional School District, GO,
                    BAN, 2.75%, 07/14/05                                                               21,586
          6,030   Canton Housing Authority, Multi-Family Housing,
                    Canton Arboretum Apartments, Rev., FRDO,
                    1.33%, 09/01/04                                                                     6,030
          8,510   Clipper Tax-Exempt Trust, COP, Ser. 2001-4,
                    FRDO, 1.60%, 09/08/04                                                               8,510
         11,400   Gill-Montague Regional School District, GO, BAN,
                    2.00%, 09/24/04                                                                    11,406
         13,070   Lee, Massachusetts, GO, BAN, 2.50%, 05/13/05                                         13,171
          7,520   Lowell, Massachusetts, State Qualified, GO, MBIA,
                    3.00%, 10/15/04                                                                     7,538
          5,030   Massachusetts Bay Transportation Authority,
                    EAGLE, Ser. 20040031, Class A, Rev., FRDO,
                    1.35%, 09/02/04                                                                     5,030

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MASSACHUSETTS -- CONTINUED
$         5,750   Massachusetts Bay Transportation Authority,
                    Municipal Securities Trust Receipts, Special
                    Assessment, Ser. SGA-123, FRDO, 1.40%,
                    09/01/04                                                               $            5,750
          7,000   Massachusetts Development Finance Agency,
                    Clark University, Rev., FRDO, MBIA, 1.33%,
                    09/01/04                                                                            7,000
         13,500   Massachusetts Development Finance Agency,
                    Clark University, Ser. A, Rev., FRDO, AMBAC,
                    1.33%, 09/01/04                                                                    13,500
         11,000   Massachusetts Development Finance Agency,
                    Dana Hall School, Rev., FRDO, 1.30%, 09/02/04                                      11,000
          4,760   Massachusetts Development Financing Agency,
                    The Bridge Issue, Rev., FRDO, 1.31%, 09/01/04                                       4,760
          5,240   Massachusetts Health & Educational Facilities
                    Authority, Partners in Healthcare, Ser. D-6, Rev.,
                    FRDO, 1.28%, 09/01/04                                                               5,240
          2,200   Massachusetts Health & Educational Facilities
                    Authority, University of Massachusetts, Ser. A,
                    Rev., FRDO, 1.32%, 09/01/04                                                         2,200
         25,950   Massachusetts Housing Finance Agency, Ser. F,
                    Rev., FRDO, FSA, 1.32%, 09/01/04                                                   25,950
          4,975   Massachusetts Housing Finance Agency, Ser. G,
                    Rev., FRDO, 1.32%, 09/01/04                                                         4,975
          5,500   Massachusetts Housing Finance Agency,
                    Single Family Housing, Ser. R-1, Rev., 1.15%,
                    05/02/05                                                                            5,500
         11,995   Massachusetts Municipal Wholesale Electric Co.,
                    Power Supply Systems, FLOATS, Ser. PT-1951,
                    1.33%, 09/02/04                                                                    11,995
         32,000   Massachusetts State, 1.25%, 09/15/04                                                 32,000
          9,525   Massachusetts State Industrial Finance Agency,
                    Whitehead Institute for Biomedical Research,
                    Rev., FRDO, 1.28%, 09/01/04                                                         9,525
          7,000   Massachusetts State Port Authority, 1.25%,
                    10/08/04                                                                            7,000
          2,506   Massachusetts State Turnpike Authority, FLOATS,
                    Ser. 334, Rev., FRDO, MBIA, 1.31%, 09/02/04                                         2,506
         41,800   Massachusetts State Water Resources Authority,
                    1.12%, 09/01/04                                                                    41,800
          4,800   Massachusetts State Water Resources Authority,
                    Multi-Modal, Ser. B, Rev., FRDO, AMBAC, 1.34%,
                    09/01/04                                                                            4,800
          7,200   Massachusetts State Water Resources Authority,
                    Multi-Modal, Ser. B, Rev., FRDO, FGIC, 1.24%,
                    09/01/04                                                                            7,200
          4,220   Massachusetts State Water Resources Authority,
                   Ser. A, Rev., FRDO, FGIC, 1.27%, 09/01/04                                            4,220

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MASSACHUSETTS -- CONTINUED
$         2,500   Massachusetts State Water Resources Authority,
                    Sub Ser. B, Rev., FRDO, FGIC, 1.30%, 09/01/04                          $            2,500
          6,600   Massachusetts State Water Resources Authority,
                    Sub Ser. C, Rev., FRDO, FGIC, 1.34%, 09/01/04                                       6,600
          1,000   Massachusetts State Water Resources Authority,
                    Sub Ser. D, Rev., FRDO, 1.35%, 09/02/04                                             1,000
         10,000   Massachusetts State, EAGLE, Ser. 20040004,
                    Class A, GO, FRDO, 1.34%, 09/02/04                                                 10,000
          9,995   Massachusetts State, FLOATS, Ser. PA-800, 1.33%,
                    09/02/04                                                                            9,995
          7,830   Massachusetts State, FLOATS, Ser. PT-1576, GO,
                    FRDO, MBIA, 1.33%, 09/02/04                                                         7,830
            115   Massachusetts State, FLOATS, Ser. PT-2008, GO,
                    FRDO, AMBAC, 1.33%, 09/02/04                                                          115
          9,795   Massachusetts State, FLOATS, Ser. PT-2238, GO,
                    FRDO, 1.33%, 09/02/04                                                               9,795
         16,240   Massachusetts State, FLOATS, Ser. PT-2265, GO,
                    FRDO, AMBAC, 1.33%, 09/02/04                                                       16,240
         11,820   Massachusetts State, FLOATS, Ser. PT-392, 1.35%,
                    09/07/04                                                                           11,820
         22,900   Route 3 North Transit Improvement Association,
                    Ser. B, Rev., FRDO, AMBAC, 1.29%, 09/01/04                                         22,900
         33,650   Scituate, Massachusetts, GO, BAN, 1.75%,
                    03/03/05                                                                           33,731
          6,100   Shirley, Massachusetts, GO, BAN, 2.00%, 04/08/05                                      6,133
                                                                                           ------------------
                                                                                                      418,851

                  MICHIGAN -- 4.5%
         30,795   ABN AMRO Munitops Certificate Trust, Ser.
                    2000-16, GO, FRDO, FGIC, 1.37%, 09/01/04                                           30,795
          5,000   ABN-AMRO Munitops Certificate Trust,
                    Ser. 2002-29, GO, FRDO, FGIC, 1.08%, 10/06/04                                       5,000
          8,580   Detroit City School District, Ser. 2003-28, GO,
                    FRDO, 1.36%, 09/02/04                                                               8,580
          9,990   Detroit City School District, Ser. B-1, GO, FRDO,
                    FGIC, 1.38%, 09/01/04                                                               9,990
          1,950   Detroit, Michigan, Sewer Disposal, Senior Lien,
                    Ser. C-1, Rev., FRDO, FSA, 1.30%, 09/02/04                                          1,950
         37,500   Detroit, Michigan, Sewer Disposal, Second Lien,
                    Ser. E, Rev., FRDO, FGIC, 1.55%, 09/02/04                                          37,500
            600   Detroit, Michigan, Sewer Disposal, Senior Lien,
                    Ser. B, Rev., FRDO, FSA, 1.27%, 09/01/04                                              600
         38,525   Detroit, Michigan, Water Supply System,
                    Second Lien, Ser. C, Rev., FRDO, FGIC,
                    Series 2001-C, 1.25%, 09/01/04                                                     38,525
          7,450   East Lansing School District, Municipal Securities
                    Trust Receipts, Ser. SGA-114, GO, FRDO, 1.36%,
                    09/01/04                                                                            7,450

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MICHIGAN -- CONTINUED
$         8,840   Howell Public Schools, FLOATS, Ser. PT-1502, GO,
                    FRDO, 1.36%, 09/02/04                                                  $            8,840
         12,300   Lakeview School District, Calhoun, School Building &
                    Site, Ser. B, GO, FRDO, 1.28%, 09/02/04                                            12,300
          9,000   Michigan Higher Education Student Loan Authority,
                    Ser. XII-F, Rev., FRDO, AMBAC, 1.32%, 09/01/04                                      9,000
          8,480   Michigan Municipal Bond Authority, FLOATS,
                    Ser. PT-1477, Rev., FRDO, 1.25%, 09/02/04                                           8,480
         30,000   Michigan State, 1.10%, 12/01/04                                                      30,000
         15,000   Michigan State Building Authority, 1.15%, 09/09/04                                   15,000
         10,495   Michigan State Building Authority,
                    Ser. RR-II-R-1049, Rev., FRDO, 1.38%, 09/02/04                                     10,495
          8,970   Michigan State Hospital Finance Authority,
                    FLOATS, Ser. PA-919, Rev., 1.36%, 09/02/04                                          8,970
          7,495   Michigan State Hospital Finance Authority,
                    FLOATS, Ser. PT-668, Rev., FRDO, MBIA, 1.36%,
                    09/02/04                                                                            7,495
         15,000   Michigan State Housing Development Authority,
                    1.25%, 10/19/04                                                                    15,000
          6,350   Michigan State Housing Development Authority,
                    Multi-Family Housing, Canton Club, Ser. A, Rev.,
                    FRDO, 1.32%, 09/02/04                                                               6,350
          7,030   Michigan State Housing Development Authority,
                    Multi-Family Housing, River Place Apartments,
                    Rev., FRDO, 1.34%, 09/02/04                                                         7,030
         14,700   Michigan State Housing Development Authority,
                    Rental Housing, Ser. B, Rev., FRDO, 1.35%,
                    09/01/04                                                                           14,700
          4,690   Michigan State University, Ser. A, Rev., FRDO,
                    1.24%, 09/01/04                                                                     4,690
         14,300   Michigan State University, Ser. A, Rev., FRDO,
                    1.30%, 09/01/04                                                                    14,300
            480   Michigan State University, Ser. A, Rev., FRDO,
                    1.35%, 09/02/04                                                                       480
         23,180   Michigan State University, Ser. A-2, Rev., FRDO,
                    1.30%, 09/01/04                                                                    23,180
          2,800   Michigan State University, Ser. B, Rev., FRDO,
                    1.30%, 09/01/04                                                                     2,800
          4,435   Michigan State, FLOATS, Ser. PT-2021, GO, FRDO,
                    1.36%, 09/02/04                                                                     4,435
         10,000   Michigan State, Ser. 2002, Class A, FRDO, 1.15%,
                    11/02/04                                                                            9,996
         53,000   Michigan State, Ser. A, GO, 2.00%, 09/30/04                                          53,043
         10,500   Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
                    1.29%, 09/01/04                                                                    10,500
         44,900   Michigan State, Ser. C, Rev., GAN, FRDO, FSA,
                    1.28%, 09/01/04                                                                    44,900
         50,885   Michigan State, Ser. C, Rev., GAN, FRDO, FSA,
                    1.35%, 09/01/04                                                                    50,885

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MICHIGAN -- CONTINUED
$         3,400   Michigan State, Ser. D, Rev., GAN, FRDO, FSA,
                    1.35%, 09/01/04                                                        $            3,400
          1,175   Michigan Strategic Fund, Wayne Disposal,
                    Oakland Project, Rev., FRDO, 1.37%, 09/01/04                                        1,175
         23,980   Milan Area Schools, GO, FRDO, 1.30%, 09/02/04                                        23,980
         10,000   Oakland University, Rev., FRDO, FGIC, 1.29%,
                    09/01/04                                                                           10,000
         48,550   Saline Area Schools, GO, FRDO, 1.28%, 09/02/04                                       48,550
          1,100   University of Michigan, Hospital, Ser. A, Rev.,
                    FRDO, 1.30%, 09/01/04                                                               1,100
         11,500   University of Michigan, Medical Service Plan,
                    Ser. A-1, Rev., FRDO, 1.30%, 09/01/04                                              11,500
            300   University of Michigan, Medical Services Plan,
                    Ser. A, Rev., FRDO, 1.34%, 09/01/04                                                   300
         18,355   Wayne Charter County, Detroit Metropolitan,
                    Wayne Charter Airport, Junior Lien, Rev., FRDO,
                    FSA, 1.32%, 09/02/04                                                               18,355
         13,700   Wayne Charter County, Wayne Charter Airport,
                    Floating Rate Receipts, Ser. SG-122, Rev., FRDO,
                    1.34%, 09/02/04                                                                    13,700
                                                                                           ------------------
                                                                                                      645,319

                  MINNESOTA -- 1.1%
          8,510   Minneapolis & St. Paul Metropolitan Airports
                    Commission, Municipal Securities Trust Receipts,
                    Ser. SG-136, Rev., FRDO, FGIC, 1.38%, 09/02/04                                      8,510
          9,000   Minneapolis & St. Paul Metropolitan Airports
                    Commission, Municipal Securities Trust Receipts,
                    Ser. SGA-127, Rev., FRDO, FGIC, 1.40%, 09/01/04                                     9,000
         19,130   Minnesota Housing Finance Agency, Residential
                    Housing Finance, Ser. H, Rev., FRDO, 1.62%,
                    07/21/05                                                                           19,130
          4,400   Minnesota Housing Finance Agency, Residential
                    Housing Finance, Ser. B, Rev., FRDO, 1.32%,
                    09/02/04                                                                            4,400
         18,055   Minnesota Housing Finance Agency, Residential
                    Housing Finance, Ser. H, Rev., FRDO, 1.62%,
                    07/21/05                                                                           18,055
          4,995   Minnesota Public Facilities Authority, PCR, Water,
                    Ser. II-R-31, Rev., FRDO, 1.37%, 09/02/04                                           4,995
         10,250   Rochester, Minnesota, 1.09%, 09/01/04                                                10,250
          9,000   Rochester, Minnesota, 1.09%, 09/01/04                                                 9,000
         15,000   Rochester, Minnesota, 1.09%, 09/01/04                                                15,000
         15,300   Rochester, Minnesota, 1.20%, 11/01/04                                                15,300
         10,000   Rochester, Minnesota, 1.20%, 11/01/04                                                10,000
         35,000   Rochester, Minnesota, Health Authority, 1.12%,
                    09/13/04                                                                           35,000
          4,300   St. Louis Park, Minnesota, Catholic Finance Corp.,
                    Rev., FRDO, 1.35%, 09/02/04                                                         4,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MINNESOTA -- CONTINUED
$         2,100   Washington County Housing & Redevelopment
                    Authority, Multi-Family Housing, FLOATS,
                    Ser. PT-702, Rev., 1.40%, 09/02/04                                     $            2,100
                                                                                           ------------------
                                                                                                      165,040

                  MISSISSIPPI -- 0.1%
          8,380   Mississippi Development Bank Special Obligation,
                    FLOATS, Ser. PT-1494, Rev., FRDO, FSA, 1.40%,
                    09/02/04                                                                            8,380
            645   Mississippi Home Corp., Single Family Housing,
                    FLOATS, Ser. PT-620, Rev., FRDO, 1.41%, 09/02/04                                      645
          4,350   Mississippi State, Ser. RR-II-R-1043, GO, FRDO,
                    FGIC, 1.37%, 09/02/04                                                               4,350
                                                                                           ------------------
                                                                                                       13,375

                  MISSOURI -- 1.1%
         14,310   Bi-State Development Agency, Metropolitan
                    District, Floating Rate Receipts, Ser. SG-175, Rev.,
                    FRDO, FSA, 1.36%, 10/01/04                                                         14,310
         11,255   Bi-State Development Agency, Metropolitan District,
                    FLOATS, Ser. PT-1593, Rev., FRDO, FSA, 1.36%,
                    09/07/04                                                                           11,255
          5,300   Bi-State Development Agency, Metropolitan District,
                    Metrolink Cross County Project, Ser. A, Rev.,
                    FRDO, FSA, 1.32%, 09/01/04                                                          5,300
          6,645   Independence IDA, Multi-Family Housing, FLOATS,
                    Ser. PT-314, FRDO, 1.36%, 09/02/04                                                  6,645
          2,900   Kansas City IDA, IDR, Livers Bronze Co. Project,
                    Rev., FRDO, 1.40%, 09/02/04                                                         2,900
          3,000   Missouri Higher Education Loan Authority,
                    Student Loan, Ser. B, Rev., FRDO, 1.35%, 09/01/04                                   3,000
          1,600   Missouri Higher Education Loan Authority,
                    Student Loan, Ser. B, Rev., FRDO, MBIA, 1.35%,
                    09/01/04                                                                            1,600
          2,275   Missouri Housing Development Commission,
                    FLOATS, Ser. PT-1286, Rev., FRDO, 1.41%,
                    09/02/04                                                                            2,275
          3,105   Missouri Housing Development Commission,
                    Mortgage, FLOATS, Ser. PT-495, Rev., FRDO,
                    1.41%, 09/02/04                                                                     3,105
          9,700   Missouri Housing Development Commission,
                    Single Family Mortgage, FLOATS, Ser. L-5J,
                    Regulation D, Rev., FRDO, 1.42%, 09/01/04                                           9,700
         17,600   Missouri State Health & Educational Facilities
                    Authority, Assemblies of God College, Rev.,
                    FRDO, 1.32%, 09/02/04                                                              17,600
          2,500   Missouri State Health & Educational Facilities
                    Authority, EAGLE, Ser. 2002-6026, Class A, Rev.,
                    FRDO, 1.38%, 09/03/04                                                               2,500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MISSOURI -- CONTINUED
$        20,000   Missouri State Health & Educational Facilities
                    Authority, School District Advanced Funding
                    Program, St. Louis County Schools, Ser. O, Rev.,
                    1.18%, 10/29/04                                                        $           20,000
            945   Missouri State Housing Development Commission,
                    FLOATS, Ser. PT-223, Rev., FRDO, 1.33%,
                    09/02/04                                                                              945
         11,125   O'Fallon, Missouri, COP, FLOATS, Ser. PT-1396,
                    FRDO, MBIA, 1.36%, 09/02/04                                                        11,125
         40,000   University of Missouri, Curators, Floating Rate
                    Trust Receipts, Ser. L43, Regulation D, Rev.,
                    FRDO, 1.27%, 10/20/04                                                              40,000
                                                                                           ------------------
                                                                                                      152,260

                  MONTANA -- 0.0%^
          1,780   Montana Board of Housing, FLOATS, Ser. PT-356,
                    1.43%, 09/02/04                                                                     1,780

                  MULTIPLE STATES -- 4.3%
          5,010   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-37, Rev., FRDO, 1.40%, 12/08/04                                           5,010
         10,750   ABN AMRO Munitops Certificate Trust,
                    Ser. 2004-8, GO, FRDO, 1.39%, 09/01/04                                             10,750
         48,325   ABN-AMRO Munitops Certificate Trust, Ser.
                    2002-1, Rev., FRDO, 1.50%, 09/01/04                                                48,325
         14,000   Charter Mac Floater Certificate Trust I, FLOATER,
                    Ser. NAT-4, Rev., FRDO, MBIA, 1.49%, 09/02/04                                      14,000
         12,800   Charter Mac Floater Certificate Trust I, Ser. NAT-1,
                    Rev., FRDO, MBIA, 1.50%, 09/02/04                                                  12,800
         24,000   Charter Mac Floater Certificate Trust I, Ser. NAT-2,
                    Rev., FRDO, MBIA, 1.50%, 09/02/04                                                  24,000
         15,000   Charter Mac Floater Certificate Trust I, Ser. NAT-3,
                    Rev., FRDO, MBIA, 1.50%, 09/02/04                                                  15,000
          3,947   Clipper Tax-Exempt Trust, COP, Ser. 1999-2, FRDO,
                    1.51%, 09/02/04                                                                     3,947
         34,918   Clipper Tax-Exempt Trust, COP, Ser. 2002-9, FRDO,
                    1.51%, 09/02/04                                                                    34,918
         20,000   Clipper Tax-Exempt Trust, COP, Ser. 2003-5, FRDO,
                    1.43%, 09/02/04                                                                    20,000
         20,675   Clipper Tax-Exempt Trust, Ser. 2004-2, Rev., FRDO,
                    1.52%, 09/02/04                                                                    20,675
          6,000   Eagle Tax Exempt Trust, Ser. 2000-1003, Rev.,
                    FRDO, FGIC, 1.37%, 09/02/04                                                         6,000
         41,583   Koch Floating Rate Trust, Weekly Certificates,
                    Ser. 1, Rev., FRDO, 1.56%, 09/02/04                                                41,583
         21,725   MBIA Capital Corp., FLOATS, Ser. PL-10, Rev., Adj.,
                    MBIA, 1.42%, 09/02/04                                                              21,725
         67,775   Municipal Securities Pool Trust, Floating Rate
                    Receipt, Ser. SG-P-18, Rev., FRDO, 1.47%, 09/02/04                                 67,775

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MULTIPLE STATES -- CONTINUED
$        67,470   Municipal Securities Pool Trust, Floating Rate
                    Trust Receipts, Ser. P-16, 1.47%, 09/02/04                             $           67,470
        137,515   Municipal Securities Pool Trust, Trust Receipts,
                    Ser. SG-PG-17, 1.47%, 09/02/04                                                    137,515
         10,000   Municipal Securities Trust Certificates, Ser. 2000-96,
                    Class A, GO, FRDO, AMBAC, #, 1.37%, 09/01/04                                       10,000
         44,635   Puttable Floating Option Tax-Exempt Receipts,
                    SunAmerica Trust, PUTTERS, Ser. 2001-2, Class A
                    Certificates, 1.42%, 09/02/04                                                      44,635
         10,225   SunAmerica Trust, Ser. 2, Class A Certificates, Rev.,
                    FRDO, 1.51%, 09/02/04                                                              10,225
                                                                                           ------------------
                                                                                                      616,353

                  NEBRASKA -- 0.2%
         14,405   Lancaster County Hospital Authority No. 1,
                    Bryan Memorial Hospital Project, Rev., FRDO,
                    MBIA, 1.27%, 09/01/04                                                              14,405
          3,285   NEBHELP, Inc., Multi-Modal, Ser. A-11, Rev., FRDO,
                    MBIA, 1.38%, 09/01/04                                                               3,285
          7,540   Nebraska Investment Finance Authority,
                    Single Family Housing, Floating Rate Trust
                    Receipts, Ser. N-7, Regulation D, Rev., FRDO,
                    1.75%, 09/15/04                                                                     7,540
          5,875   Nebraska Investment Finance Authority, Single
                    Family Housing, Ser. E, Rev., FRDO, 1.37%,
                    09/01/04                                                                            5,875
                                                                                           ------------------
                                                                                                       31,105

                  NEVADA -- 1.0%
         15,000   Clark County School District, FRDO, 1.41%,
                    09/02/04                                                                           15,000
          6,710   Clark County, Airport Improvement, Sub Lien,
                    Ser. A-1, Rev., FRDO, 1.27%, 09/01/04                                               6,710
            480   Clark County, Airport Improvement, Sub Lien,
                    Ser. A-2, Rev., FRDO, 1.35%, 09/01/04                                                 480
         24,400   Clark County, Airport Revenue, Sub Lien, Ser. C,
                    Rev., FRDO, FGIC, 1.27%, 09/01/04                                                  24,400
            600   Clark County, Airport, Sub Lien, Ser. A, Rev., FRDO,
                    FGIC, 1.28%, 09/01/04                                                                 600
         15,210   Clark County, Nevada, Airport Revenue, Sub-Lien,
                    Ser. B-2, Rev., FRDO, 1.28%, 09/01/04                                              15,210
         10,000   Las Vegas, Nevada, Water Authority, 1.14%,
                    10/04/04                                                                           10,000
          9,500   Nevada Housing Division, Multi-Unit Housing,
                    Flamingo Road, Ser. A, Rev., FRDO, #, 1.50%,
                    09/02/04                                                                            9,500
          7,800   Nevada Housing Division, Multi-Unit Housing,
                    Fort Apache, Ser. A, Rev., FRDO, 1.50%, 09/02/04                                    7,800
          3,390   Nevada Housing Division, Multi-Unit Housing,
                    Horizon, Ser. A, Rev., FRDO, 1.33%, 09/02/04                                        3,390
          4,350   Nevada Housing Division, Multi-Unit Housing,
                    Joshua Villas, Ser. E, Rev., FRDO, 1.33%, 09/02/04                                  4,350

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEVADA -- CONTINUED
$         5,455   Nevada Housing Division, Multi-Unit Housing,
                    Judith Villas, Ser. C, Rev., FRDO, 1.38%, 09/02/04                     $            5,455
          6,750   Nevada Housing Division, Multi-Unit Housing,
                    Ser. A, Rev., FRDO, 1.33%, 09/02/04                                                 6,750
          3,195   Nevada Housing Division, Multi-Unit Housing,
                    Ser. M, Rev., FRDO, 1.33%, 09/02/04                                                 3,195
          4,800   Nevada State, FLOATS, Ser. PT-403, GO, FRDO,
                    1.36%, 09/02/04                                                                     4,800
          9,000   Nevada State, FLOATS, Ser. SG-39, 1.36%, 09/02/04                                     9,000
          8,940   Nevada State, Ser. RR-II-R-4054, GO, FRDO, FSA,
                    1.37%, 09/02/04                                                                     8,940
          1,300   Reno, Nevada, St. Mary's Regional Medical Center,
                    Ser. B, Rev., FRDO, MBIA, 1.30%, 09/01/04                                           1,300
          5,800   Truckee Meadows Water Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-137, Rev.,
                    FRDO, FSA, 1.30%, 09/01/04                                                          5,800
                                                                                           ------------------
                                                                                                      142,680

                  NEW HAMPSHIRE -- 0.3%
          5,945   New Hampshire Health & Education Facilities
                    Authority, Riverbend, Rev., FRDO, 1.33%, 09/02/04                                   5,945
         10,000   New Hampshire Higher Educational & Health
                    Facilities Authority, FLOATS, Ser. 866, Rev.,
                    FRDO, FGIC, 1.38%, 09/02/04                                                        10,000
          4,290   New Hampshire Higher Educational & Health
                    Facilities Authority, Ser. 772, Rev., FRDO, FGIC,
                    1.37%, 09/02/04                                                                     4,290
          6,300   New Hampshire Higher Educational & Health
                    Facilities Authority, VHA New England, Inc.,
                    Ser. C, Rev., FRDO, AMBAC, 1.31%, 09/01/04                                          6,300
          7,200   New Hampshire Higher Educational & Health
                    Facilities Authority, VHA New England, Inc.,
                    Ser. F, Rev., FRDO, AMBAC, 1.34%, 09/01/04                                          7,200
          2,280   New Hampshire Municipal Bond Bank,
                    Educational Institutions, Pinkerton Academy
                    Project, Ser. B, Rev., FRDO, 1.35%, 09/02/04                                        2,280
          2,920   New Hampshire State Housing Finance Authority,
                    Single Family Housing, FLOATS, Ser. PT-624, Rev.,
                    FRDO, 1.41%, 09/02/04                                                               2,920
                                                                                           ------------------
                                                                                                       38,935

                  NEW JERSEY -- 0.8%
          5,815   Burlington County Bridge Commissioner,
                    Community Pooled Loan, FLOATS, Ser. PT-1546,
                    Rev., FRDO, 1.36%, 09/02/04                                                         5,815
          7,625   Hudson County Improvement Authority, Essential
                    Purpose Pooled Loan, Rev., FRDO, 1.30%, 09/02/04                                    7,625
         18,170   Jersey City, New Jersey, Promissory Notes, Ser. A,
                    GO, 1.75%, 02/25/05                                                                18,226

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW JERSEY -- CONTINUED
$         7,900   Mercer County Improvement Authority, Atlantic
                    Foundation & Johnson, Rev., FRDO, MBIA,
                    1.26%, 9/2/04                                                          $            7,900
         12,925   Municipal Securities Trust Certificates,
                    Ser. 2001-174, Class A, GO, FRDO, #, 1.29%, 09/01/04                               12,925
          6,000   New Jersey Economic Development Authority,
                    Diocese of Metuchen, Rev., FRDO, 1.34%, 9/1/04                                      6,000
          4,985   New Jersey Economic Development Authority,
                    FLOATS, Ser. PA-828, Rev., FRDO, AMBAC, 1.34%,
                    09/02/04                                                                            4,985
          4,995   New Jersey Economic Development Authority,
                    Ser. A, GO, FRDO, AMBAC, 1.35%, 09/02/04                                            4,995
          2,440   New Jersey Sports & Exposition Authority,
                    State Contract, Ser. C, Rev., FRDO, MBIA, 1.30%,
                    9/2/04                                                                              2,440
          5,500   New Jersey State Educational Facilities Authority,
                    FLOATS, Ser. PT-1597, 1.34%, 09/02/04                                               5,500
          5,285   New Jersey State Educational Facilities Authority,
                    FLOATS, Ser. PT-1599, 1.34%, 09/02/04                                               5,285
          9,000   New Jersey State Housing & Mortgage Finance
                    Agency, Single Family Housing, Ser. B, Rev.,
                    1.10%, 10/01/04                                                                     9,000
          8,100   New Jersey State Turnpike Authority, Ser. C-1,
                    Rev., FRDO, FSA, 1.34%, 09/01/04                                                    8,100
          8,615   New Jersey Transportation Trust Fund Authority,
                    FLOATS, Ser. 941-D, Rev., FRDO, FSA, 1.31%,
                    9/2/04                                                                              8,615
         10,335   New Jersey Transportation Trust Fund Authority,
                    FLOATS, Ser. PT-1926, Rev., FRDO, MBIA, 1.36%,
                    9/2/04                                                                             10,335
                                                                                           ------------------
                                                                                                      117,746

                  NEW MEXICO -- 0.2%
          3,800   Albuquerque, New Mexico, Airport, Sub Lien, Rev.,
                    FRDO, AMBAC, 1.27%, 10/07/04                                                        3,800
          3,200   Chaves County, IDR, Friona Industries LP, Ser. A,
                    Rev., FRDO, 1.42%, 09/02/04                                                         3,200
          6,450   New Mexico Finance Authority, Ser. RR-II-R-2118,
                    Rev., FRDO, AMBAC, 1.37%, 09/02/04                                                  6,450
          4,305   New Mexico Mortgage Finance Authority, FLOATS,
                    Ser. PT-1308, Rev., FRDO, 1.41%, 09/02/04                                           4,305
          5,405   New Mexico Mortgage Finance Authority, FLOATS,
                    Ser. PT-1378, Rev., FRDO, 1.41%, 09/02/04                                           5,405
          3,070   New Mexico Mortgage Finance Authority, FLOATS,
                    Ser. PT-196, FRDO, 1.41%, 09/03/04                                                  3,070
          4,705   New Mexico Mortgage Finance Authority, FLOATS,
                    Ser. PT-643, Rev., FRDO, 1.41%, 09/02/04                                            4,705
                                                                                           ------------------
                                                                                                       30,935

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- 10.9%
$        24,795   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-19, Rev., FRDO, MBIA-IBC, 1.33%,
                    09/01/04 +                                                             $           24,795
            900   Jay Street Development Corp., New York City
                    Jay Street Project, CTS Facilities Lease, Ser. A-4,
                    Rev., FRDO, 1.33%, 09/02/04                                                           900
          9,995   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-513-R, Rev., FRDO, FSA, 1.35%,
                    9/2/04                                                                              9,995
          2,300   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-522, Rev., FRDO, FSA, 1.35%,
                    9/2/04                                                                              2,300
          4,800   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PT-386, Rev., 1.34%, 09/03/04                                          4,800
            900   Long Island Power Authority, Electric Systems,
                    Ser. D, Rev., FRDO, FSA, 1.33%, 09/01/04                                              900
          2,900   Long Island Power Authority, Electric Systems,
                    Sub Ser. 3-B, Rev., FRDO, 1.30%, 09/01/04                                           2,900
          9,710   Metropolitan Transportation Authority,
                    Dedicated Tax Fund, Ser. B, Rev., FRDO, FSA,
                    1.30%, 09/02/04                                                                     9,710
         12,000   Metropolitan Transportation Authority, Ser. B-16,
                    Rev., FRDO, FGIC-MBIA, 1.35%, 09/01/04                                             12,000
         15,500   Metropolitan Transportation Authority, Ser. D-2,
                    Rev., FRDO, FSA, 1.29%, 09/02/04                                                   15,500
         22,440   Metropolitan Transportation Authority, Ser. G-2,
                    Rev., FRDO, AMBAC, 1.29%, 09/02/04                                                 22,440
         20,000   Metropolitan Transportation Authority,
                    Sub Ser. A-1, GO, FRDO, 1.29%, 09/02/04                                            20,000
          1,520   Monroe County Airport Authority, FLOATS,
                    Ser. PA-585, Rev., FRDO, MBIA, 1.37%, 09/02/04                                      1,520
          7,555   Municipal Securities Trust Certificates, Ser. 2001-116,
                    Class A, Rev., FRDO, #, 1.33%, 09/01/04                                             7,555
         11,300   Nassau County Interim Finance Authority, FLOATS,
                    Ser. PA-901, Rev., FRDO, AMBAC, 1.35%, 09/02/04                                    11,300
         14,700   Nassau County Interim Finance Authority,
                    Municipal Securities Trust Receipts, Special Tax,
                    Ser. SGA-108, FRDO, 1.33%, 09/01/04                                                14,700
          8,000   Nassau County Interim Finance Authority,
                    Sales Tax Secured, Ser. B, Rev., FRDO, FSA,
                    1.29%, 09/01/04                                                                     8,000
         16,000   New York City, New York, Housing Development
                    Corp., Multi-Family Housing, Carnegie Park,
                    Ser. A, Rev., FRDO, 1.32%, 09/01/04                                                16,000
         35,650   New York City, New York, Sub Ser. -h2, GO, FRDO,
                    1.29%, 09/01/04                                                                    35,650
          6,270   New York City Housing Development Corp.,
                    Multi-Family Housing, Columbus Apartments,
                    Ser. A, Rev., FRDO, 1.32%, 09/01/04                                                 6,270

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$           400   New York City IDA, Civic Facilities, Municipal
                    Securities Trust Receipts, Ser. SGA-110, Rev.,
                    FRDO, 1.37%, 09/01/04                                                  $              400
          5,500   New York City IDA, Special Facilities,
                    Korean Airlines Co., Ser. C, Rev., FRDO,
                    1.30%, 09/01/04                                                                     5,500
          4,400   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. G, Rev., FRDO, FGIC,
                    1.25%, 09/03/04                                                                     4,400
          5,550   New York City Municipal Water Finance Authority,
                    Water & Sewer System, FLOATS, Ser. PA-446,
                    Rev., FRDO, FGIC, 1.34%, 09/02/04                                                   5,550
          9,415   New York City Municipal Water Finance Authority,
                    Water & Sewer System, FLOATS, Ser. PA-995, Rev.,
                    FRDO, MBIA, 1.34%, 09/02/04                                                         9,415
         15,960   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Floating Trust Receipts,
                    Ser. 11, Rev., FRDO, FSA, 1.37%, 09/01/04                                          15,960
          4,995   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-1045,
                    Rev., FRDO, 1.36%, 09/02/04                                                         4,995
          5,885   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-1076,
                    Rev., FRDO, 1.37%, 09/02/04                                                         5,885
          9,895   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-1085,
                    Rev., FRDO, FGIC, 1.35%, 09/02/04                                                   9,895
          2,000   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGB-27, Rev., FRDO, FSA, 1.34%,
                    09/02/04                                                                            2,000
            400   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. C, Rev., FRDO, FGIC,
                    1.32%, 09/02/04                                                                       400
         16,575   New York City Transitional Finance Authority,
                    Floating Rate Trust Receipts, Ser. L-11, Rev.,
                    FRDO, 1.33%, 09/01/04                                                              16,575
          8,995   New York City Transitional Finance Authority,
                    FLOATS, Ser. PA-1043-R, Rev., FRDO, 1.35%,
                    09/03/04                                                                            8,995
         13,160   New York City Transitional Finance Authority,
                    FLOATS, Ser. PT-406, Rev., FRDO, 1.65%, 9/2/04                                     13,160
         15,635   New York City Transitional Finance Authority,
                    Future Tax Secured, Ser. C, Rev., FRDO, 1.30%,
                    09/01/04                                                                           15,635
         35,800   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO, 1.30%,
                    09/02/04                                                                           35,800

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$           400   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-H, Rev., FRDO,
                    1.30%, 09/01/04                                                        $              400
         36,900   New York City Transitional Finance Authority,
                    Sub Ser. 2-A, Rev., FRDO, 1.25%, 09/01/04                                          36,900
         16,285   New York City Transitional Finance Authority,
                    Sub Ser. 2-E, Rev., FRDO, 1.30%, 09/01/04                                          16,285
          2,000   New York City Trust for Cultural Resources,
                    Municipal Securities Trust Receipts, Ser. SGA-91,
                    Rev., FRDO, AMBAC, 1.29%, 09/01/04                                                  2,000
          4,995   New York City, New York, FLOATS, Ser. PA-878, GO,
                    FRDO, MBIC-IBC, 1.35%, 09/01/04                                                     4,995
          4,300   New York City, New York, Housing Development
                    Corp., Multi-Family Housing, Monterey, Ser. A,
                    Rev., FRDO, 1.32%, 09/01/04                                                         4,300
          9,000   New York City, New York, Municipal Securities Trust
                    Receipts, Ser. SGA-51, FRDO, AMBAC, 1.33%,
                    09/01/04                                                                            9,000
          2,805   New York City, New York, Municipal Securities
                    Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
                    1.34%, 09/02/04                                                                     2,805
         12,865   New York City, New York, Municipal Securities
                    Trust Receipts, Ser. SGB-36, GO, FRDO, AMBAC,
                    1.37%, 09/02/04                                                                    12,865
          2,100   New York City, New York, Ser B-2, Sub Ser. B-5,
                    GO, FRDO, MBIA, 1.28%, 09/01/04                                                     2,100
            100   New York City, New York, Ser. B, Sub Ser. B-4,
                    GO, FRDO, MBIA, 1.32%, 09/01/04                                                       100
          6,350   New York City, New York, Ser. B-2, Sub. Ser. B-5,
                    GO, FRDO, MBIA, 1.28%, 09/01/04                                                     6,350
          1,400   New York City, New York, Ser. H, Sub Ser. H-2,
                    GO, FRDO, MBIA, 1.28%, 09/01/04                                                     1,400
          2,100   New York City, New York, Ser. H, Sub Ser. H-2,
                    GO, FRDO, MBIA, 1.35%, 09/01/04                                                     2,100
          1,900   New York City, New York, Ser. H, Sub Ser. H-3,
                    GO, FRDO, FSA, 1.25%, 09/01/04                                                      1,900
          1,300   New York City, New York, Ser. H, Sub Ser. H-3,
                    GO, FRDO, FSA, 1.25%, 09/01/04                                                      1,300
          2,600   New York City, New York, Ser. H, Sub Ser. H-3,
                    GO, FRDO, FSA, 1.25%, 09/01/04                                                      2,600
          2,400   New York City, New York, Ser. H, Sub Ser. H-3,
                    GO, FRDO, FSA, 1.25%, 09/01/04                                                      2,400
          1,700   New York City, New York, Ser. H, Sub Ser. H-6,
                    GO, FRDO, MBIA, 1.27%, 09/01/04                                                     1,700
         31,300   New York City, New York, Sub Ser. A-2, Rev.,
                    FRDO, 1.32%, 09/01/04                                                              31,300
          7,000   New York City, New York, Sub Ser. A-3, GO, FRDO,
                    1.33%, 09/01/04                                                                     7,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         6,000   New York City, New York, Sub Ser. A-4, GO, FRDO,
                    1.25%, 09/01/04                                                        $            6,000
          5,700   New York City, New York, Sub Ser. A-4, GO, FRDO,
                    1.30%, 09/02/04                                                                     5,700
            400   New York City, New York, Sub Ser. A-5, GO, FRDO,
                    1.27%, 09/01/04                                                                       400
            300   New York City, New York, Sub Ser. A-5, GO, FRDO,
                    1.32%, 09/02/04                                                                       300
          8,750   New York City, New York, Sub Ser. A-6, GO, FRDO,
                    1.28%, 09/01/04                                                                     8,750
          6,800   New York City, New York, Sub Ser. C-4, GO, FRDO,
                    1.30%, 09/01/04                                                                     6,800
         12,000   New York City, New York, Sub Ser. C-5, GO, FRDO,
                    1.29%, 09/01/04                                                                    12,000
         26,815   New York City, New York, Sub Ser. G-2, GO, FRDO,
                    1.30%, 09/01/04                                                                    26,815
         12,600   New York City, New York, Sub Ser. H-1, GO, FRDO,
                    1.30%, 09/02/04                                                                    12,600
         69,300   New York City, New York, Sub Ser. H-3, GO, FRDO,
                    1.34%, 09/01/04                                                                    69,300
         47,500   New York City, New York, Sub Ser. H-5, GO, FRDO,
                    1.29%, 09/01/04                                                                    47,500
         15,000   New York City, New York, Sub Ser. H-6, GO, FRDO,
                    1.28%, 09/01/04                                                                    15,000
          1,000   New York City, New York, Sub. Ser. E-3, GO, FRDO,
                    1.25%, 09/01/04                                                                     1,000
         10,300   New York Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
                    MBIA-IBC, 1.34%, 09/02/04                                                          10,300
          5,500   New York Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
                    AMBAC, 1.34%, 09/02/04                                                              5,500
         15,700   New York Local Government Assistance Corp.,
                    Municipal Securities Trust Receipts, Ser. SGA-59,
                    Rev., FRDO, 1.34%, 09/02/04                                                        15,700
         22,995   New York Local Government Assistance Corp.,
                    Ser. A, Rev., FRDO, 1.32%, 09/01/04                                                22,995
         20,000   New York Local Government Assistance Corp.,
                    Ser. B, Rev., FRDO, 1.30%, 09/01/04                                                20,000
          6,000   New York Local Government Assistance Corp.,
                    Ser. G, Rev., FRDO, 1.26%, 09/01/04                                                 6,000
          5,000   New York State Dorm Authority, FLOATS,
                    Ser. PA-409, Rev., FRDO, AMBAC, 1.32%, 09/02/04                                     5,000
         11,100   New York State Dorm Authority, FLOATS,
                    Ser. PA-419, Rev., FRDO, 1.34%, 09/02/04                                           11,100
          9,920   New York State Dorm Authority, FLOATS,
                    Ser. PT-1447, Rev., FRDO, MBIA, 1.34%, 09/07/04                                     9,920
          6,950   New York State Dorm Authority, FLOATS,
                    Ser. PT-1621, Rev., FRDO, MBIA, 1.34%, 09/02/04                                     6,950

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         8,920   New York State Dorm Authority, FLOATS,
                    Ser. PT-1742, Rev., FRDO, MBIA, 1.34%, 09/02/04                        $            8,920
          4,865   New York State Dorm Authority, New York Public
                    Library, Ser. A, Rev., FRDO, MBIA, 1.32%, 09/01/04                                  4,865
          7,114   New York State Dorm Authority, Oxford University
                    Press, Inc., Rev., FRDO, 1.36%, 09/02/04                                            7,114
         15,470   New York State Dormitory Authority, FLOATS,
                    Ser. PA-1088, Rev., FRDO, AMBAC, 1.34%, 09/02/04                                   15,470
          7,120   New York State Dormitory Authority, FLOATS,
                    Ser. PA-1089, Rev., FRDO, AMBAC, 1.34%, 09/02/04                                    7,120
          5,600   New York State Dormitory Authority, FLOATS,
                    Ser. PA-199, Rev., FRDO, MBIA-IBC, 1.34%, 09/02/04                                  5,600
          8,020   New York State Dormitory Authority, FLOATS,
                    Ser. PT-2240, Rev., FRDO, FSA, 1.34%, 09/02/04                                      8,020
          6,445   New York State Dormitory Authority, FLOATS.
                    Ser. PA-773-R, Rev., FRDO, MBIA-IBC, 1.34%,
                    09/02/04                                                                            6,445
         10,450   New York State Energy Research & Development
                    Authority, PCR, FLOATS, Ser. PA-450, Rev., FRDO,
                    AMBAC, 1.34%, 09/02/04                                                             10,450
          6,000   New York State Energy Research & Development
                    Authority, PCR, Orange & Rockland Project,
                    Ser. A, Rev., FRDO, FGIC, 1.27%, 09/01/04                                           6,000
         11,650   New York State Environmental Facilities Corp.,
                    Clean Water & Drinking, FLOATS, PA-1165, Rev.,
                    FRDO, 1.34%, 09/02/04                                                              11,650
         45,015   New York State Environmental Facilities Corp.,
                    Clean Water & Drinking, FLOATS, Ser. 731, Rev.,
                    FRDO, 1.33%, 09/02/04                                                              45,015
          4,995   New York State Environmental Facilities Corp.,
                    PCR, FLOATS, Ser. PA-174, Rev., FRDO, MBIA,
                    1.34%, 09/02/04                                                                     4,995
         11,180   New York State Environmental Facilities Corp.,
                    PCR, FLOATS, Ser. PA-198, Rev., FRDO, MBIA,
                    1.34%, 09/02/04                                                                    11,180
          6,600   New York State Housing Finance Agency,
                    10 Liberty Street, Rev., FRDO, 1.32%, 09/01/04                                      6,600
         16,100   New York State Housing Finance Agency, 345 East
                    94th Street Housing, Ser. A, Rev., FRDO, 1.30%,
                    09/01/04                                                                           16,100
         16,700   New York State Housing Finance Agency, 360 West
                    43rd Street, Rev., FRDO, 1.31%, 09/01/04                                           16,700
         10,300   New York State Housing Finance Agency, East 84th
                    Street, Ser. A, Rev., FRDO, 1.35%, 09/01/04                                        10,300
          5,500   New York State Housing Finance Agency,
                    Kew Gardens Hills, Ser. A, Rev., FRDO, 1.34%,
                    09/01/04                                                                            5,500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        17,200   New York State Housing Finance Agency,
                    Multi-Family Housing, Ser. A, Rev., FRDO, 1.35%,
                    09/1/04                                                                $           17,200
          7,100   New York State Housing Finance Agency,
                    Saville Housing, Ser. A, Rev., FRDO, 1.36%,
                    09/01/04                                                                            7,100
          8,100   New York State Housing Finance Agency, Ser. A,
                    Rev., FRDO, 1.31%, 09/01/04                                                         8,100
         67,500   New York State Housing Finance Agency,
                    Tribeca Green Housing, Ser. A, Rev., FRDO,
                    1.30%, 9/1/04                                                                      67,500
         14,900   New York State Housing Finance Agency,
                    West 23rd Street, Ser. A, Rev., FRDO, 1.30%,
                    09/01/04                                                                           14,900
         17,400   New York State Housing Finance Agency,
                    West 38th Street, Ser. A, Rev., FRDO, 1.30%,
                    09/01/04                                                                           17,400
         25,900   New York State Housing Finance Agency,
                    West 38th Street, Ser. A, Rev., FRDO, 1.30%,
                    09/01/04                                                                           25,900
          1,300   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.34%,
                    09/02/04                                                                            1,300
          9,000   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-72, Rev., 1.37%, 09/02/04                                   9,000
         11,415   New York State Thruway Authority, FLOATS,
                    Ser. PA-532, Rev., GO, FRDO, 1.34%, 09/02/04                                       11,415
          7,270   New York State Thruway Authority, Highway &
                    Bridge Trust Fund, FLOATS, Ser. PT-1425, Rev.,
                    FRDO, FGIC, 1.34%, 09/02/04                                                         7,270
          6,200   New York State Urban Development Corp.,
                    Floating Rate Trust Receipts, Ser. SG-163, Rev.,
                    1.34%, 09/02/04                                                                     6,200
          5,245   New York State Urban Development Corp.,
                    FLOATS, Ser. PA-1108, Rev., FRDO, 1.34%, 09/02/04                                   5,245
          7,240   New York State Urban Development Corp.,
                    FLOATS, Ser. PT-1644, Rev., FRDO, 1.34%, 09/02/04                                   7,240
          5,700   New York State, Environmental Quality, Ser. G,
                    GO, FRDO, 1.03%, 10/01/04                                                           5,700
          4,200   New York State, Housing Finance Agency,
                    Saxony Housing, 240 E. 39th St. Housing, Rev.,
                    FRDO, 1.36%, 09/01/04                                                               4,200
         30,000   New York State, Local Government Assistance Corp.,
                    Ser. B, Rev., FRDO, 1.32%, 09/01/04                                                30,000
          4,400   New York State, Local Government Assistance Corp.,
                    Ser. F, Rev., FRDO, 1.30%, 09/01/04                                                 4,400
          9,500   New York State, Ser. A, GO, FRDO, 1.05%, 10/7/04                                      9,500
         13,100   Oneida Indian Nation, Rev., FRDO, 1.28%, 09/01/04                                    13,100

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        15,355   Orange County IDA, Civic Facilities, Arden Hill
                    Hospital Project, Rev., FRDO, FSA, 1.30%, 09/09/04                     $           15,355
         13,090   Port Authority of New York & New Jersey, Rev.,
                    FRDO, #, 1.32%, 09/08/04                                                           13,090
         22,000   Roosevelt Union Free School District, BAN,
                    2.63%, 06/23/05                                                                    22,173
         12,080   Triborough Bridge & Tunnel Authority, FLOATS,
                    Ser. PA-1090, Rev., FRDO, MBIA-IBC, 1.34%,
                    09/02/04                                                                           12,080
            595   Triborough Bridge & Tunnel Authority, FLOATS,
                    Ser. PT-2017, Rev., FRDO, MBIA, 1.34%, 09/02/04                                       595
         10,000   Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. B, Rev., FRDO, 1.30%, 09/01/04                                       10,000
        101,800   Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. C, Rev., FRDO, AMBAC, 1.28%,
                    09/01/04                                                                          101,800
          9,935   Triborough Bridge & Tunnel Authority, Ser. 839,
                    Rev., FRDO, MBIA, 1.33%, 09/02/04                                                   9,935
          8,810   Triborough Bridge & Tunnel Authority, Special
                    Obligation, Ser. B, Rev., FRDO, FSA, 1.29%,
                    09/01/04                                                                            8,810
         38,920   Triborough Bridge & Tunnel Authority, Special
                    Obligation, Ser. D, Rev., FRDO, FSA, 1.29%,
                    09/01/04                                                                           38,920
          9,300   Westchester County IDA, IDR, Levister
                    Redevelopment Co., LLC, Ser. A, Rev., FRDO,
                    1.30%, 09/02/04                                                                     9,300
                                                                                           ------------------
                                                                                                    1,580,002

                  NORTH CAROLINA -- 3.4%
          5,365   Brunswick County, Enterprise System, FLOATS,
                    Ser. PT-2235, Rev., FRDO, FSA, 1.36%, 10/01/04                                      5,365
         15,350   Charlotte, North Carolina, Airport, Ser. D, Rev.,
                    FRDO, MBIA, 1.27%, 09/01/04                                                        15,350
         40,000   Charlotte-Mecklenberg Hospital Authority,
                    Health Care Systems, Ser. D, Rev., FRDO, 1.28%,
                    09/02/04                                                                           40,000
          1,700   Durham, North Carolina, Water & Sewer Utility
                    Systems, Rev., FRDO, 1.35%, 09/01/04                                                1,700
          8,800   Fayetteville Public Works Commission, Rev., FRDO,
                    FSA, 1.30%, 09/01/04                                                                8,800
         18,750   Fayetteville Public Works Commission, Ser. A, Rev.,
                    FRDO, FSA, 1.30%, 09/01/04                                                         18,750
         20,190   Greensboro, North Carolina, Enterprise Systems,
                    Ser. B, Rev., FRDO, 1.33%, 09/01/04                                                20,190
          2,500   Greensboro, North Carolina, Enterprise Systems,
                    Ser. B, Rev., FRDO, 1.33%, 09/01/04                                                 2,500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NORTH CAROLINA -- CONTINUED
$           500   Guilford County Industrial Facilities & PCFA,
                    Industrial Development, Neal Manufacturing, Inc.,
                    Rev., FRDO, 1.38%, 09/02/04                                            $              500
          7,245   Halifax County Industrial Facilities & PCFA,
                    Exempt Facilities, LG&E, Roanoke, Rev., FRDO,
                    1.30%, 09/01/04                                                                     7,245
          4,900   Iredell County Public Facilities Corp., Iredell County
                    Schools Project, Rev., FRDO, AMBAC, 1.32%,
                    09/02/04                                                                            4,900
          5,000   Mecklenburg County, Ser. C, GO, FRDO, 1.30%,
                    09/01/04                                                                            5,000
         22,445   Municipal Securities Trust Certificates, Ser. 2001-125,
                    Class A, GO, FRDO, #, 1.34%, 09/02/04                                              22,445
          9,420   North Carolina Capital Facilities Finance Agency,
                    Goodwill Community Foundation Project, Rev.,
                    FRDO, 1.33%, 09/02/04                                                               9,420
          8,935   North Carolina Educational Facilities Finance Agency,
                    Elon College, Rev., FRDO, 1.28%, 09/01/04                                           8,935
          4,975   North Carolina Housing Finance Agency, FLOATERS,
                    Ser. 2003-L44J, Regulation D, Rev., FRDO, 1.39%,
                    09/01/04                                                                            4,975
          5,090   North Carolina Housing Finance Agency, FLOATS,
                    Ser. PT-465, 1.41%, 09/02/04                                                        5,090
         14,000   North Carolina Housing Finance Agency,
                    Home Ownership, Ser. 16-C, Rev., FRDO, 1.35%,
                    09/01/04                                                                           14,000
         19,000   North Carolina Housing Finance Agency,
                    Home Ownership, Ser. 1998-TR-18C, Rev., FRDO,
                    1.35%, 09/01/04                                                                    19,000
         56,730   North Carolina Medical Care Commission,
                    Baptist Hospitals Project, Rev., FRDO, 1.31%,
                    09/01/04                                                                           56,730
         15,000   North Carolina Medical Care Commission,
                    Health Care Facilties, Union Regional Medical
                    Center Project, Ser. B, Rev., FRDO, 1.33%,
                    09/02/04                                                                           15,000
          2,800   North Carolina Medical Care Commission, Hospital,
                    Lincoln Health Systems Project, Ser. A, Rev., FRDO,
                    1.33%, 09/02/04                                                                     2,800
          2,700   North Carolina Medical Care Commission,
                    Hospital, Northeast Medical Center Project,
                    Ser. B, Rev., FRDO, 1.27%, 09/01/04                                                 2,700
          6,400   North Carolina Medical Care Commission,
                    Hospital, Pooled Equipment Financing Project,
                    Rev., FRDO, MBIA, 1.24%, 09/07/04                                                   6,400
          4,200   North Carolina Medical Care Commission,
                    Moses Cone Health System, Rev., FRDO, 1.30%,
                    09/02/04                                                                            4,200

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NORTH CAROLINA -- CONTINUED
$        34,360   North Carolina State University at Raleigh, Ser. B,
                    Rev., FRDO, 1.29%, 09/01/04                                            $           34,360
          8,575   North Carolina State, FLOATS, Ser. PT-2207, GO,
                    FRDO, 1.36%, 09/02/04                                                               8,575
         48,500   North Carolina State, Public Improvement, Ser. D,
                    GO, FRDO, 1.33%, 09/01/04                                                          48,500
         28,845   North Carolina State, Public Improvement, Ser. E,
                    GO, FRDO, 1.28%, 09/01/04                                                          28,845
         14,130   North Carolina State, Public Improvement, Ser. F,
                    GO, FRDO, 1.32%, 09/01/04                                                          14,130
          5,900   North Carolina State, Ser. D, GO, FRDO, 1.30%,
                    09/01/04                                                                            5,900
          8,340   Raleigh Durham Airport Authority, Rev., FRDO,
                    FGIC, 1.32%, 09/01/04                                                               8,340
         15,000   Raleigh, North Carolina, COP, Downtown
                    Improvement Project, Ser. A, FRDO, 1.29%,
                    09/01/04                                                                           15,000
         18,565   Union County, Enterprise Systems, Ser. B, Rev.,
                    FRDO, FSA, 1.27%, 09/01/04                                                         18,565
          2,400   University of North Carolina, Ser. C, Rev., FRDO,
                    1.29%, 09/01/04                                                                     2,400
          5,000   Winston-Salem, North Carolina, Water & Sewer
                    Systems, Ser. B, Rev., FRDO, 1.31%, 09/01/04                                        5,000
                                                                                           ------------------
                                                                                                      491,610

                  NORTH DAKOTA -- 0.2%
          8,300   Grand Forks, North Dakota, Health Care Facilities,
                    United Hospital Obligation Group, Ser. A, Rev.,
                    FRDO, 1.30%, 09/01/04                                                               8,300
          9,205   North Dakota State Housing Finance Agency,
                    Home Mortgage, Ser. B, Rev., FRDO, 1.34%,
                    09/01/04                                                                            9,205
         10,500   North Dakota State Housing Finance Agency,
                    Housing Finance Program, Home Mortgage,
                    Ser. B, Rev., FRDO, 1.33%, 09/01/04                                                10,500
          5,775   North Dakota State Housing Finance Agency,
                    Ser. II-R-140, Rev., FRDO, 1.42%, 09/02/04                                          5,775
                                                                                           ------------------
                                                                                                       33,780

                  OHIO -- 1.6%
          6,370   Cincinnati City School District, Ser. RR-II-R-4049,
                    GO, FRDO, FSA, 1.38%, 09/02/04                                                      6,370
         37,500   Cleveland, Ohio, Waterworks, Ser. M, Rev., FRDO,
                    FSA, 1.28%, 09/02/04                                                               37,500
          3,155   Columbus, Ohio, Ser. 1, GO, FRDO, 1.28%, 09/02/04                                     3,155
         37,500   Cuyahoga County, 1.35%, 01/11/05                                                     37,500
          8,000   Franklin County, Franklin County Hospital,
                    Ser. II-R-55, Rev., FRDO, 1.38%, 09/02/04                                           8,000
          7,300   Franklin County, Hospital, OhioHealth Corp.,
                    Ser. D, Rev., FRDO, 1.31%, 09/01/04                                                 7,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  OHIO -- CONTINUED
$         3,920   Greene County, Fairview Extended, Ser. B,
                    Rev., FRDO, 1.34%, 09/02/04                                            $            3,920
          9,000   Hamilton County, Healthcare Facilties,
                    Twin Towers & Twin Lakes, Ser. A, Rev., FRDO,
                    1.34%, 09/03/04                                                                     9,000
         14,000   Hamilton County, Healthcare Facilties,
                    Twin Towers & Twin Lakes, Ser. B, Rev., FRDO,
                    1.35%, 09/03/04                                                                    14,000
         14,696   Hamilton County, Hospital Facilities, Health Alliance,
                    Ser. A, Rev., FRDO, MBIA, 1.27%, 09/01/04                                          14,696
          4,100   Hamilton County, Hospital Facilities, Health Alliance,
                    Ser. E, Rev., FRDO, MBIA, 1.27%, 09/01/04                                           4,100
            600   Lorain County, Hospital, FLOATS, Ser. PA-892,
                    Rev., FRDO, 1.37%, 09/02/04                                                           600
          5,890   Municipal Securities Trust Certificates, Ser. 9047,
                    Class A, Rev., FRDO, AMBAC, #, 1.41%, 09/01/04                                      5,890
         11,100   Ohio State Air Quality Development Authority,
                    JMG Funding LTD Partnership, Ser. B, Rev., FRDO,
                    1.43%, 09/01/04                                                                    11,100
         14,000   Ohio State Air Quality Development Authority,
                    JMG Funding LTD Partnership, Ser. B, Rev., FRDO,
                    1.43%, 09/01/04                                                                    14,000
          8,975   Ohio State Building Authority, Floating Rate Trust
                    Receipts, Ser. L-41, Regulation D, Rev., FRDO,
                    1.39%, 09/01/04                                                                     8,975
          4,995   Ohio State Turnpike Commission, Ser. II-R-51,
                    Rev., FRDO, FGIC, 1.37%, 09/02/04                                                   4,995
         10,200   Ohio State Water Development Authority,
                    Multi-Modal, Rev., FRDO, 1.32%, 09/01/04                                           10,200
          6,000   Ohio State Water Development Authority,
                    Pollution Control Facilities, Cleveland, Ser. A,
                    Rev., FRDO, 1.30%, 09/01/04                                                         6,000
          3,750   Ohio State Water Development Authority,
                    Pollution Control Facilities, Toledo Ser. A, Rev.,
                    FRDO, 1.30%, 09/01/04                                                               3,750
         15,790   Ohio State, FLOATS, Ser. PT-2200, 1.65%, 02/01/05                                    15,790
            200   Ohio State, Higher Education Facilities,
                    Case Western Reserve, Ser. A, Rev., FRDO,
                    1.30%, 09/01/04                                                                       200
          7,755   Ohio State, Ser. RR II-R-208, GO, FRDO, FSA,
                    1.37%, 09/02/04                                                                     7,755
                                                                                           ------------------
                                                                                                      234,796

                  OKLAHOMA -- 0.2%
          3,875   Oklahoma Housing Finance Agency, Single Family
                    Mortgage, FLOATS, Ser. PT-493, Rev., FRDO,
                    1.41%, 09/02/04                                                                     3,875

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  OKLAHOMA -- CONTINUED
$         9,900   Payne County Economic Development Authority,
                    Student Housing, OSUF Phase III Project, Rev.,
                    FRDO, AMBAC, 1.34%, 09/02/04                                           $            9,900
         10,490   Tulsa County Home Finance Authority,
                    Multi-Family Housing, Waterford Apartments
                    Project, Rev., FRDO, 1.33%, 09/02/04                                               10,490
          2,710   Tulsa County Home Finance Authority,
                    Single Family Mortgage, FLOATS, Ser. PT-644,
                    Rev., FRDO, 1.41%, 09/02/04                                                         2,710
          6,500   Tulsa Industrial Authority, Justin Industries Project,
                    Rev., FRDO, 1.33%, 09/02/04                                                         6,500
                                                                                           ------------------
                                                                                                       33,475

                  OREGON -- 0.4%
         25,000   Oregon Health & Science University,
                    OHSU Medical Group Project, Ser. A, Rev.,
                    FRDO, 1.36%, 09/01/04                                                              25,000
          5,185   Oregon State Department of Administrative
                    Services, State Lottery, FLOATS, Ser. PT-1394,
                    Rev., FRDO, FSA, 1.36%, 09/02/04                                                    5,185
          8,070   Oregon State Housing & Community Services
                    Department, Department of Housing and
                    Development, Covenant Retirement, Ser. A,
                    Rev., FRDO, 1.41%, 09/02/04                                                         8,070
          7,500   Oregon State Housing & Community Services
                    Department, Single Family Mortgage Program,
                    Ser. F, Rev., FRDO, 1.21%, 05/05/05                                                 7,500
          4,625   Oregon State Housing & Community Services
                    Department, Single Family Mortgage Program,
                    Ser. N, Rev., FRDO, 1.25%, 07/01/05                                                 4,625
          5,000   Oregon State Housing & Community Services
                    Department, Single-Family Mortgage Program,
                    Ser. L, Rev., FRDO, 1.38%, 09/01/04                                                 5,000
          1,655   Oregon State, Floating Rate Trust Receipts,
                    Ser. A-18, Regulation D, 1.42%, 09/01/04                                            1,655
                                                                                           ------------------
                                                                                                       57,035

                  PENNSYLVANIA -- 4.4%
          6,745   Allegheny County Hospital Development Authority,
                    FLOATS, Ser. PA-748, Rev., FRDO, MBIA, 1.37%,
                    09/02/04                                                                            6,745
          8,705   Berks County IDA, Health Care-Lutheran Services,
                    Ser. A, Rev., FRDO, AMBAC, 1.33%, 09/01/04                                          8,705
         14,475   Bucks County IDA, Law School Admission Council,
                    Rev., FRDO, 1.34%, 09/08/04                                                        14,475
          4,530   Chester County Health & Educational Facilties
                    Authority, Barclay Friends Project, Ser. B, Rev.,
                    FRDO, 1.31%, 09/01/04                                                               4,530
          8,300   Clarion County IDA, Energy Development,
                    Piney Creek Project, Rev., FRDO, 1.32%, 09/01/04                                    8,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PENNSYLVANIA -- CONTINUED
$         7,355   Delaware Valley Regioinal Financial Authority,
                    Local Government, FLOATS, Ser. PT-1878, Rev.,
                    FRDO, AMBAC, 1.34%, 09/07/04                                           $            7,355
         35,580   Delaware Valley Regioinal Financial Authority,
                    Local Government, FLOATS, Ser. PT-992, Rev.,
                    FRDO, AMBAC, 1.34%, 09/02/04                                                       35,580
         12,495   Delaware Valley Regional Financial Authority,
                    Local Government, FLOATS, Ser. PA-1028, Rev.,
                    FRDO, 1.37%, 09/02/04                                                              12,495
         26,995   Delaware Valley Regional Financial Authority,
                    Local Government, FLOATS, Ser. PA-1041, Rev.,
                    FRDO, 1.37%, 09/02/04                                                              26,995
         13,815   Delaware Valley Regional Financial Authority,
                    Local Government, FLOATS, Ser. PT-749, Rev.,
                    FRDO, 1.65%, 09/02/04                                                              13,815
          5,000   Delaware Valley Regional Financial Authority,
                    Local Government, Ser. A, Rev., FRDO, 1.30%,
                    09/01/04                                                                            5,000
          2,700   Delaware Valley Regional Financial Authority,
                    Local Government, Ser. A, Rev., FRDO, 1.31%,
                    09/01/04                                                                            2,700
          6,400   Delaware Valley Regional Financial Authority,
                    Local Government, Ser. A, Rev., FRDO, 1.31%,
                    09/01/04                                                                            6,400
            700   Delaware Valley Regional Financial Authority,
                    Local Government, Ser. B, Rev., FRDO, 1.31%,
                    09/01/04                                                                              700
         14,400   Delaware Valley Regional Financial Authority,
                    Local Government, Ser. D, Rev., FRDO, 1.30%,
                    09/01/04                                                                           14,400
          5,900   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Class A, FRDO, #, 1.38%, 09/02/04                                                   5,900
         11,600   Emmaus General Authority, Pennsylvania Loan
                    Project, Ser. A, Rev., FRDO, FSA, 1.35%, 09/02/04                                  11,600
         35,000   Emmaus General Authority, Rev., FRDO, FSA, (p),
                    1.32%, 09/01/04                                                                    35,000
          5,000   Harrisburg Authority, Water, Ser. A, Rev., FRDO,
                    FGIC, 1.36%, 09/02/04                                                               5,000
          9,810   Montgomery County Redevelopment Authority,
                    Multi-Family Housing, Brookside Manor
                    Apartments Project, Ser. A, Rev., FRDO, 1.30%,
                    09/02/04                                                                            9,810
         10,000   Montgomery County Redevelopment Authority,
                    Multi-Family Housing, Kingswood Apartments
                    Project, Ser. A, Rev., FRDO, 1.27%, 09/02/04                                       10,000
         13,330   North Penn Water Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-30, Rev., FRDO, FGIC,
                    1.36%, 09/01/04                                                                    13,330

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PENNSYLVANIA -- CONTINUED
$         7,600   Pennsylvania Convention Center Authority, FLOATS,
                    Ser. PT-1224, Rev., FRDO, FGIC, 1.34%, 09/02/04                        $            7,600
          4,410   Pennsylvania Energy Development Authority,
                    B&W Ebensburg Project, Rev., FRDO, 1.32%,
                    09/01/04                                                                            4,410
          5,600   Pennsylvania Higher Education Assistance Agency,
                    Student Loan, Ser. A, Rev., FRDO, AMBAC, 1.33%,
                    09/01/04                                                                            5,600
         19,800   Pennsylvania Higher Education Assistance Agency,
                    Student Loan, Ser. C, Rev., FRDO, AMBAC, 1.33%,
                    09/01/04                                                                           19,800
          9,630   Pennsylvania Intergovernmental Cooperative
                    Authority, Floating Rate Receipts, Ser. SG-67,
                    Rev., FRDO, FGIC, 1.34%, 09/02/04                                                   9,630
         35,100   Pennsylvania State Higher Education Assistance
                    Agency, Student Loan, Ser. A, Rev., FRDO,
                    AMBAC, 1.33%, 09/01/04                                                             35,100
         12,300   Pennsylvania Turnpike Commission, Ser. A-3, Rev.,
                    FRDO, 1.33%, 09/01/04                                                              12,300
          8,100   Pennsylvania Turnpike Commission, Ser. B, Rev.,
                    FRDO, 1.31%, 09/02/04                                                               8,100
         25,000   Philadelphia School District, GO, TRAN, 3.00%,
                    06/30/05                                                                           25,283
            340   Philadelphia, Pennsylvania, Gas Works, FLOATS,
                    Ser. PA-1144, Rev., FRDO, FSA, 1.34%, 09/02/04                                        340
        187,170   Philadelphia, Pennsylvania, GO, TRAN, 3.00%,
                    06/30/05                                                                          189,296
          2,995   Philadelphia, Pennsylvania, Water & Wastewater
                    Systems, Floating Rate Receipts, Ser. SG-158,
                    Rev., FRDO, FGIC, 1.34%, 09/02/04                                                   2,995
          6,170   Philadelphia, Pennsylvania, Water & Wastewater
                    Systems, Floating Rate Trust Receipts, Ser. L-16,
                    Regulation D, Rev., FRDO, FGIC, 1.34%, 09/01/04                                     6,170
         10,905   Pittsburgh, Pennsylvania, Floating Rate Receipts,
                    Ser. SG-71, 1.34%, 09/02/04                                                        10,905
            945   Sayre Health Care Facilities Authority, Capital
                    Financing Project, Ser. F, Rev., FRDO, AMBAC,
                    1.32%, 09/08/04                                                                       945
         10,000   Sayre Health Care Facilities Authority,
                    Pennsylvania Capital Financing Project, Ser. M,
                    Rev., FRDO, AMBAC, 1.34%, 09/01/04                                                 10,000
         10,000   Southcentral General Authority, Rev., FRDO,
                    AMBAC, 1.37%, 09/02/04                                                             10,000
          7,500   University of Pittsburgh, Commonwealth System
                    of Higher Education, University Capital Project,
                    Ser B., Rev., FRDO, 1.30%, 09/01/04                                                 7,500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PENNSYLVANIA -- CONTINUED
$         7,500   University of Pittsburgh, Commonwealth System
                    of Higher Education, University Capital Project,
                    Ser B., Rev., FRDO, 1.30%, 09/01/04                                    $            7,500
          3,700   York General Authority, Pooled Financing,
                    Harrisburg Parking Facilities Improvements,
                    Sub Ser. 96-C, Rev., FRDO, FSA, 1.32%, 09/02/04                                     3,700
                                                                                           ------------------
                                                                                                      636,009

                  PUERTO RICO -- 1.9%
         19,956   Puerto Rico Commonwealth, 1.10%, 09/01/04                                            19,956
         13,812   Puerto Rico Commonwealth, 1.10%, 09/08/04                                            13,812
         21,800   Puerto Rico Commonwealth, 1.17%, 10/08/04                                            21,800
         30,700   Puerto Rico Commonwealth, 1.20%, 10/13/04                                            30,700
         26,407   Puerto Rico Commonwealth, 1.25%, 10/18/04                                            26,407
         20,775   Puerto Rico Commonwealth, 1.30%, 12/01/04                                            20,775
          7,995   Puerto Rico Commonwealth, FLOATER, Ser. 838,
                    GO, FRDO, MBIA, 1.31%, 09/02/04                                                     7,995
         11,440   Puerto Rico Commonwealth, FLOATS, Ser. PA-1229,
                    Class R, GO, FRDO, MBIA-IBC, 1.31%, 09/02/04                                       11,440
          3,315   Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
                    GO, FRDO, AMBAC, 1.31%, 09/02/04                                                    3,315
            800   Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                    1.31%, 09/02/04                                                                       800
         20,000   Puerto Rico Commonwealth, GO, FRDO, FSA, #,
                    1.35%, 12/02/04                                                                    20,000
            650   Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
                    Class F, GO, FRDO, MBIA, 1.32%, 09/02/04                                              650
         16,767   Puerto Rico Government Development Bank,
                    0.98%, 09/10/04                                                                    16,767
         19,527   Puerto Rico Government Development Bank,
                    0.99%, 09/01/04                                                                    19,527
         14,000   Puerto Rico Government Development Bank,
                    1.05%, 09/16/04                                                                    14,000
          4,900   Puerto Rico Government Development Bank, Rev.,
                    FRDO, MBIA, 1.25%, 09/01/04                                                         4,900
         18,059   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. 815-D, Rev., FRDO, MBIA, 1.32%,
                    09/02/04                                                                           18,059
            600   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. PA-472, Rev., FRDO, FSA, 1.31%,
                    09/02/04                                                                              600
         14,000   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. PT-776, Rev., FRDO, FGIC, 1.13%,
                    01/01/05                                                                           14,000
          1,330   Puerto Rico Highway & Transportation Authority,
                    Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
                    1.31%, 09/02/04                                                                     1,330
          1,700   TICS/TOCS Trust, Commonwealth of Puerto Rico,
                    Ser. 2001-2, GO, FRDO, FSA, 1.31%, 09/02/04                                         1,700
                                                                                           ------------------
                                                                                                      268,533

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  RHODE ISLAND -- 0.9%
$        38,300   Narragansett Bay Commission, Wastewater System,
                    Ser. A, Rev., FRDO, MBIA, 1.30%, 09/01/04                              $           38,300
          5,870   Rhode Island Clean Water Finance Agency, PCR,
                    FLOATS, Ser. PT-1535, Rev., FRDO, 1.36%, 09/07/04                                   5,870
          3,725   Rhode Island Health & Educational Building Corp.,
                    FLOATS, Ser. PT-2253, Rev., 1.36%, 09/02/04                                         3,725
          8,000   Rhode Island Health & Educational Building Corp.,
                    Higher Education Facilities, Brown University,
                    Ser. B, Rev., FRDO, 1.33%, 09/02/04                                                 8,000
            300   Rhode Island Health & Educational Building Corp.,
                    Hospital Financing Care New England, Ser. A,
                    Rev., FRDO, 1.26%, 09/03/04                                                           300
         10,000   Rhode Island Health & Educational Building Corp.,
                    Hospital Financing, Newport Hospital, Rev.,
                    FRDO, 1.32%, 09/01/04                                                              10,000
          4,565   Rhode Island Health & Educational Building Corp.,
                    Moses Brown School Issue, Rev., FRDO, MBIA,
                    1.37%, 09/03/04                                                                     4,565
         15,000   Rhode Island Health & Educational Building Corp.,
                    St. George's School, Rev., FRDO, 1.32%, 09/01/04                                   15,000
         15,290   Rhode Island Housing & Mortgage Finance Corp.,
                    Home Ownership Opportunity Notes, Ser. 38-B,
                    Rev., 5.00%, 09/01/04                                                              15,290
          5,900   Rhode Island Industrial Facilities Corp.,
                    Marine Terminal, Exxon-Mobil Project, Rev.,
                    FRDO, 1.27%, 9/2/04                                                                 5,900
         13,635   Rhode Island State & Providence Plantations,
                    Consolidated Capital Development Loan, Ser. B,
                    GO, FRDO, 1.32%, 09/01/04                                                          13,635
          8,435   Rhode Island State, COP, FLOATS, Ser. PT-1589,
                    FRDO, MBIA, 1.36%, 09/02/04                                                         8,435
                                                                                           ------------------
                                                                                                      129,020

                  SOUTH CAROLINA -- 1.2%
         11,335   ABN AMRO Munitops Certificate Trust,
                    Ser. 2004-27, Rev., FRDO, FGIC, 1.33%, 10/20/04                                    11,335
         11,000   Charleston, South Carolina, Waterworks & Sewer,
                    Refinancing & Capital Improvement, Ser. A, Rev.,
                    FRDO, 1.34%, 09/02/04                                                              11,000
          3,000   Cherokee County, IDB, Oshkosh Truck Project, Rev.,
                    FRDO, 1.43%, 09/01/04                                                               3,000
          7,475   North Charleston, South Carolina, Tax Increment,
                    Noisette Community Redevelopment Project,
                    Rev., FRDO, 1.35%, 09/01/04                                                         7,475
         10,100   Piedmont Municipal Power Agency, Electric,
                    Ser. C, Rev., FRDO, MBIA, 1.28%, 09/01/04                                          10,100
         15,400   Piedmont Municipal Power Agency, Electric,
                    Sub Ser. B-4, Rev, FRDO, FGIC, 1.30%, 09/01/04                                     15,400

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  SOUTH CAROLINA -- CONTINUED
$        10,000   Piedmont Municipal Power Agency, Electric,
                    Sub Ser. B-5, Rev., FRDO, MBIA, 1.28%, 09/01/04                        $           10,000
         19,600   Piedmont Municipal Power Agency, Electric,
                    Sub Ser. B-6, Rev., FRDO, MBIA, 1.32%, 09/01/04                                    19,600
         12,075   South Carolina Association of Governmental
                    Organizations, 2.75%, 04/15/05                                                     12,165
          1,700   South Carolina Jobs & Economic Development
                    Authority, Concept Packaging Group Project,
                    Rev., FRDO, 1.43%, 09/02/04                                                         1,700
          3,155   South Carolina Jobs & Economic Development
                    Authority, South Carolina Catholic Diocese
                    Project, Rev., FRDO, 1.37%, 09/02/04                                                3,155
          4,600   South Carolina Jobs & Economic Development
                    Authority, Specialty Minerals Project, Rev.,
                    FRDO, 1.43%, 09/01/04                                                               4,600
          2,950   South Carolina Jobs & Economic Development
                    Authority, Valley Proteins, Inc. Project, Rev.,
                    FRDO, 1.39%, 09/02/04                                                               2,950
          5,870   South Carolina Jobs-Economic Development
                    Authority, Thompson Steel Co., Inc. Project,
                    Rev., FRDO, 1.37%, 09/01/04                                                         5,870
          5,280   South Carolina State Public Service Authority,
                    FLOATS, Ser. PT-1525, Rev., FRDO, FSA, 1.36%,
                    09/01/04                                                                            5,280
          6,000   South Carolina State, FLOATS, Ser. PT-1225, FRDO,
                    1.34%, 09/02/04                                                                     6,000
          3,030   South Carolina State, FLOATS, Ser. PT-423, 1.36%,
                    09/07/04                                                                            3,030
         17,125   South Carolina Transportation Infrastructure Bank,
                    FLOATS, Ser. 892, Rev., FRDO, AMBAC, 1.35%,
                    09/02/04                                                                           17,125
         22,000   Spartanburg County School District No. 1, GO,
                    BAN, 2.25%, 05/12/05                                                               22,117
                                                                                           ------------------
                                                                                                      171,902

                  SOUTH DAKOTA -- 0.3%
          4,710   South Dakota Economic Development Finance
                    Authority, Hastings Filters, Inc. Project, Rev.,
                    FRDO, 1.40%, 09/02/04                                                               4,710
         10,500   South Dakota Housing Development Authority,
                    Home Ownership Mortgage, Ser. C-1, Rev.,
                    FRDO, 1.28%, 09/02/04                                                              10,500
          9,890   South Dakota Housing Development Authority,
                    Home Ownership Mortgage, Ser. D, Rev., FRDO,
                    1.27%, 09/01/04                                                                     9,890
          5,000   South Dakota Housing Development Authority,
                    Home Ownership Mortgage, Ser. F, Rev., FRDO,
                    1.33%, 09/02/04                                                                     5,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  SOUTH DAKOTA -- CONTINUED
$         6,505   South Dakota Housing Development Authority,
                    Single Family Housing, FLOATS, Ser. PT-957,
                    1.42%, 09/02/04                                                        $            6,505
                                                                                           ------------------
                                                                                                       36,605

                  TENNESSEE -- 2.9%
          5,000   ABN-AMRO Munitops Certificate Trust,
                    Ser. 2002-25, GO, FRDO, MBIA, 1.35%, 11/10/04                                       5,000
          2,200   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-1-B, Rev., FRDO, AMBAC, 1.36%, 09/03/04                                      2,200
          2,100   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-1-D, Rev., FRDO, AMBAC, 1.27%, 09/01/04                                      2,100
          2,600   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-1-E, Rev., FRDO, AMBAC, 1.36%, 09/03/04                                      2,600
          2,980   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-1-F, Rev., FRDO, AMBAC, 1.27%, 09/01/04                                      2,980
          8,000   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-2-E, Rev., FRDO, AMBAC, 1.27%, 09/01/04                                      8,000
          3,560   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-2-F, Rev., FRDO, AMBAC, 1.36%, 09/01/04                                      3,560
          3,000   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-2-H, Rev., FRDO, AMBAC, 1.27%, 09/01/04                                      3,000
          4,200   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-2C, Rev., FRDO, AMBAC, 1.27%, 09/01/04                                       4,200
          5,400   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-8A, Rev., FRDO, AMBAC, 1.33%, 09/02/04                                       5,400
          2,700   Blount County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. A-8B, Rev., FRDO, AMBAC, 1.33%, 09/02/04                                       2,700
         30,450   Bristol Health & Educational Facilities Board,
                    Floating Trust, Ser. 2003-L42J, Regulation D,
                    Rev., FRDO, FGIC, 1.37%, 09/01/04                                                  30,450
         17,090   Clarksville Public Building Authority, Pooled
                    Financing, Tennessee Municipal Bond Fund, Rev.,
                    FRDO, 1.33%, 09/02/04                                                              17,090
         68,600   Clarksville Public Building Authority, Pooled
                    Financing, Tennessee Municipal Bond Trust, Rev.,
                    FRDO, 1.26%, 09/01/04                                                              68,600
          3,000   Jackson IDB, Solid Waste Disposal, Florida Steel Corp.
                    Project, Rev., FRDO, 1.38%, 09/02/04                                                3,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TENNESSEE -- CONTINUED
$        12,995   Johnson City Health & Educational Facilities Board,
                    FLOATS, Ser. PT-922, Rev., FRDO, 1.40%, 09/02/04                       $           12,995
         19,450   Knox County Health Educational & Housing
                    Facilities Board, Volunteer Student Housing
                    Project, Rev., FRDO, 1.32%, 09/02/04                                               19,450
         31,475   Knoxville Utilities Board, Electric Systems, Rev.,
                    FRDO, FSA, 1.26%, 09/01/04                                                         31,475
            100   Knoxville Utilities Board, Wastewater Systems,
                    Rev., FRDO, FSA, 1.26%, 09/01/04                                                      100
         13,000   Knoxville Utilities Board, Water Systems, Rev.,
                    FRDO, FSA, 1.26%, 09/01/04                                                         13,000
          4,590   Knoxville, Tennessee, Utilities Board, Gas Systems,
                    Rev., FRDO, 1.35%, 09/02/04                                                         4,590
         20,000   Metropolitan Government Nashville & Davidson
                    County Health & Educational Facility Board,
                    Ascension Health Credit, Ser. B-2, Rev., FRDO,
                    1.20%, 01/04/05                                                                    20,000
         13,800   Metropolitan Government Nashville & Davidson
                    County Health & Educational Facility Board,
                    Belmont University Project, Rev., FRDO, 1.33%,
                    09/01/04                                                                           13,800
            475   Metropolitan Government Nashville & Davidson
                    County Health & Educational Facility Board,
                    Vanderbilt University, Ser. B, Rev., FRDO, 1.25%,
                    09/01/04                                                                              475
          2,500   Metropolitan Government Nashville & Davidson
                    County IDB, Country Music Hall of Fame, Rev.,
                    FRDO, 1.33%, 09/02/04                                                               2,500
          3,240   Metropolitan Government Nashville & Davidson
                    County IDB, L&S LLC Project, Rev., FRDO, 1.43%,
                    09/02/04                                                                            3,240
          2,455   Metropolitan Government Nashville & Davidson
                    County, Energy, FLOATS, Ser. PT-1526, Rev.,
                    FRDO, AMBAC, 1.38%, 09/02/04                                                        2,455
          6,995   Metropolitan Government Nashville & Davidson
                    County, FLOATS, Ser. PT-394, GO, FRDO, 1.37%,
                    09/02/04                                                                            6,995
         15,000   Metropolitan Government Nashville & Davidson
                    County, Health & Educational Facility Board,
                    Vanderbilt University, Ser. B, Rev., FRDO, 1.28%,
                    09/02/04                                                                           15,000
         18,500   Montgomery County Public Building Authority,
                    Pooled Financing, County Loan Pool, Rev., FRDO,
                    1.37%, 09/02/04                                                                    18,500
          4,900   Montgomery County Public Building Authority,
                    Pooled Financing, Montgomery County Loan Pool,
                    Rev., FRDO, 1.32%, 09/02/04                                                         4,900

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TENNESSEE -- CONTINUED
$        39,760   Montgomery County Public Building Authority,
                    Pooled Financing, Tennesse County Loan Pool,
                    Rev., FRDO, 1.37%, 09/01/04                                            $           39,760
          1,500   Sevier County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. II-A-1, Rev., FRDO, AMBAC, 1.33%, 09/02/04                                     1,500
          2,500   Sevier County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. II-A-2, Rev., FRDO, AMBAC, 1.34%, 09/02/04                                     2,500
          6,000   Sevier County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. II-C-2, Rev., FRDO, AMBAC, 1.33%, 09/02/04                                     6,000
            950   Sevier County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. II-D-3, Rev., FRDO, AMBAC, 1.34%, 09/02/04                                       950
          3,100   Sevier County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. III-B-3, Rev., FRDO, AMBAC, 1.33%, 09/02/04                                    3,100
          6,800   Sevier County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. III-C-5, Rev., FRDO, AMBAC, 1.33%, 09/02/04                                    6,800
          1,600   Sevier County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. III-D-3, Rev., FRDO, AMBAC, 1.33%, 09/02/04                                    1,600
          2,500   Sevier County Public Building Authority,
                    Local Government Public Improvement,
                    Ser. III-E-3, Rev., FRDO, AMBAC, 1.33%, 09/02/04                                    2,500
         19,800   Shelby County, 1.14%, 09/29/04                                                       19,800
          5,155   Shelby County Health, Educational & Housing
                    Facilities Board, Rhodes College, Rev., FRDO,
                    1.32%, 09/02/04                                                                     5,155
            400   South Pittsburg IDB, Lodge Manufacturing Co.
                    Project, Rev., FRDO, 1.40%, 09/01/04                                                  400
                                                                                           ------------------
                                                                                                      420,420

                  TEXAS -- 11.1%
         31,495   ABN AMRO Munitops Certificate Trust,
                    Ser. 1999-6, FRDO, #, 1.37%, 09/01/04                                              31,495
         10,000   ABN AMRO Munitops Certificate Trust,
                    Ser. 1999-9, FRDO, #, 1.39%, 09/01/04                                              10,000
         13,280   ABN AMRO Munitops Certificate Trust,
                    Ser. 2000-10, FRDO, MBIA, 1.37%, 09/01/04                                          13,280
         14,990   ABN AMRO Munitops Certificate Trust,
                    Ser. 2000-11, FRDO, 1.43%, 09/01/04                                                14,990
         16,685   ABN AMRO Munitops Certificate Trust,
                    Ser. 2000-13, Class C, FRDO, 1.37%, 09/01/04                                       16,685
          8,000   ABN AMRO Munitops Certificate Trust,
                    Ser. 2001-26, GO, FRDO, 1.37%, 09/01/04                                             8,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$         5,500   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-16, GO, FRDO, 1.37%, 09/01/04                                $            5,500
         35,800   Aldine Independent School District,
                    School Buildings, GO, FRDO, 1.73%, 06/15/05                                        35,800
          2,900   Angelina & Neches River Authority, IDB,
                    Solid Waste, Ser. 1984-D, Rev., FRDO, 1.35%,
                    09/01/04                                                                            2,900
          5,000   Austin, Texas, Electric Utilities System,
                    Ser. 2003-0032, Class A, Rev., FRDO, MBIA,
                    1.38%, 09/02/04                                                                     5,000
          9,230   Austin, Texas, Ser. A-26, Rev., FRDO, MBIA, 1.30%,
                    11/10/04                                                                            9,230
            995   Bexar County Health Facilities Development Corp.,
                    FLOATS, Ser. PT-444, Rev., FRDO, 1.36%, 09/02/04                                      995
          9,100   Bexar County Housing Finance Authority,
                    Multi-Family Housing, Altamonte Apartment
                    Projects, Rev., FRDO, 1.30%, 09/01/04                                               9,100
         11,375   Bexar County Housing Finance Authority,
                    Multi-Family Housing, Fountainhead Apartments,
                    Rev., FRDO, 1.32%, 09/01/04                                                        11,375
          2,600   Bowie County Industrial Development Corp., IDR,
                    Texarkana Newspapers, Inc., Rev., FRDO, 1.30%,
                    09/01/04                                                                            2,600
          6,600   Brazos River Authority, FLOATS, Ser. PT-679, Rev.,
                    FRDO, MBIA, 1.36%, 09/07/04                                                         6,600
          4,600   Brazos River Authority, PCR, Ser. D-1, Rev., FRDO,
                    1.40%, 09/01/04                                                                     4,600
          4,200   Brazos River Habor Navigation District,
                    Brazoria County Environmental, Merey Sweeny
                    LP Project, Ser. A, Rev., FRDO, 1.29%, 09/01/04                                     4,200
          2,800   Brownsville, Texas, Utilities Systems, Sub Lien,
                    Ser. B, Rev., FRDO, MBIA, 1.32%, 09/01/04                                           2,800
         20,700   Calhoun County, IDA, Formosa Plastics Corp.
                    Project, Rev., FRDO, 1.35%, 09/01/04                                               20,700
          8,719   Collin County Housing Finance Corp.,
                    Multi-Family Housing, Preston Bend Apartments
                    Project, Rev., FRDO, 1.32%, 09/01/04                                                8,719
         20,605   Crawford Education Facilities Corp., Higher
                    Education, Southwestern University Project,
                    Ser. B, Rev., FRDO, 1.28%, 09/02/04                                                20,605
          5,000   Dallas-Fort Worth International Airport Facilities
                    Improvement Corp., Flight Safety Project, Rev.,
                    FRDO, 1.37%, 09/02/04                                                               5,000
          4,995   Dallas-Fort Worth International Airport Facilities
                    Improvement Corp., FLOATS, Ser. PT-805, Rev.,
                    FRDO, FSA, 1.65%, 09/02/04                                                          4,995
            200   Dallas-Fort Worth Regional Airport, Municipal
                    Securities Trust Receipts, Ser. SGA-49, FRDO,
                    MBIA, 1.38%, 09/02/04                                                                 200

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$         5,000   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Class A, #, 1.38%, 09/02/04                                            $            5,000
         10,475   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Round Rock, Texas, COP, Ser. 2001-4304, Class A,
                    1.38%, 09/02/04                                                                    10,475
          2,420   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 3C-7, Class A, FRDO, #, 1.38%, 09/02/04                                        2,420
         10,000   Garland, Texas, 1.00%, 10/12/04                                                      10,000
          5,000   Greater East Texas Higher Education Authority,
                    Ser. B, Rev., FRDO, 1.36%, 09/02/04                                                 5,000
         13,250   Greater Texas Student Loan Corp., Ser. A, Rev.,
                    FRDO, 1.35%, 09/02/04                                                              13,250
         25,000   Greater Texas Student Loan Corp., Ser. A, Rev.,
                    FRDO, 1.36%, 09/02/04                                                              25,000
          4,000   Gulf Coast IDA, Tax Exempt Facilties, BP Global
                    Power Corp. Project, Rev., FRDO, 1.29%, 09/01/04                                    4,000
          4,500   Gulf Coast Waste Disposal Authority, Amoco Oil Co.
                    Project, Rev., FRDO, 1.29%, 09/01/04                                                4,500
          3,100   Gulf Coast Waste Disposal Authority,
                    Environmental Facilities, BP Amoco Chemicals
                    Project, Ser. B, Rev., FRDO, 1.39%, 09/02/04                                        3,100
          4,900   Gulf Coast Waste Disposal Authority,
                    Environmental Facilities, ExxonMobil Project,
                    Ser. B, Rev., FRDO, 1.27%, 09/01/04                                                 4,900
          5,000   Harlandale Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-100, GO, FRDO,
                    1.40%, 09/01/04                                                                     5,000
         19,328   Harris County, 1.32%, 09/21/04                                                       19,328
         30,370   Harris County, 1.32%, 09/21/04                                                       30,370
         25,000   Harris County Industrial Development Corp.,
                    Solid Waste Disposal, Deer Park Refining, Ser. A,
                    Rev., FRDO, 1.40%, 09/01/04                                                        25,000
          2,905   Harris County, Ser. RR-II-R-1029, Rev., FRDO, FSA,
                    1.37%, 09/02/04                                                                     2,905
          6,400   Hays Memorial Health Facilities Development Corp.,
                    Central Texas Medical Center Project, Ser. A, Rev.,
                    FRDO, 1.32%, 09/02/04                                                               6,400
         29,245   Houston Higher Education Finance Corp.,
                    Floating Rate Receipts, Ser. SG-139, Rev., FRDO,
                    1.36%, 09/02/04                                                                    29,245
          1,060   Houston Housing Finance Corp., Single Family
                    Mortgage, FLOATS, Ser. PT-1, Rev., FRDO, FSA,
                    1.36%, 09/02/04                                                                     1,060
         55,000   Houston Independent School District, School House,
                    GO, FRDO, 1.62%, 06/09/05                                                          54,972
         10,000   Houston, Texas, 1.18%, 11/10/04                                                      10,000
          6,400   Houston, Texas, 1.20%, 11/01/04                                                       6,400
         20,000   Houston, Texas, Airport, 1.13%, 10/14/04                                             20,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$        17,500   Houston, Texas, Airport Systems, Floating Rate
                    Receipts, Ser. SG-149, Rev., FRDO, FSA, 1.38%,
                    9/2/04                                                                 $           17,500
         17,705   Houston, Texas, Floating Rate Certificates, COP,
                    Ser. 523, FRDO, MBIA, 1.36%, 09/02/04                                              17,705
          4,335   Houston, Texas, FLOATS, Ser. PT-781, GO, FRDO,
                    FSA, 1.36%, 09/02/04                                                                4,335
          3,000   Houston, Texas, Rev., FRDO, 1.38%, 09/02/04                                           3,000
          9,740   Houston, Texas, Ser. 29, GO, FRDO, MBIA, 1.36%,
                    09/02/04                                                                            9,740
          5,465   Houston, Texas, Water & Sewer System, Ser. 60,
                    Rev., FRDO, FGIC, 1.36%, 09/02/04                                                   5,465
         11,270   Hurst-Euless-Bedford Independent School District,
                    Floating Rate Receipts, Ser. SG-98, GO, FRDO,
                    1.36%, 09/02/04                                                                    11,270
         39,000   Katy Independent School District, CSH Building,
                    Ser. C, GO, FRDO, 1.31%, 09/02/04                                                  39,000
          6,500   Keller Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-111, GO, FRDO,
                    1.30%, 09/01/04                                                                     6,500
          8,000   Lamar Consolidated Independent School District,
                    School House, GO, FRDO, 1.75%, 09/09/04                                             8,000
         19,425   Lower Colorado River Authority, FLOATS,
                    Ser. PA-590, Rev., FRDO, FSA, #, 1.38%, 09/02/04                                   19,425
         16,550   Lower Colorado River Authority, FLOATS,
                    Ser. PT-2270, Rev., FRDO, 1.36%, 09/02/04                                          16,550
          9,840   Lower Colorado River Authority, Transmission
                    Contract, Ser. 51, Rev., FRDO, FSA, 1.36%, 9/2/04                                   9,840
          2,500   Lower Neches Valley Authority Industrial
                    Development Corp., Exempt Facilities,
                    ExxonMobil Project, Ser. A-2, Rev., FRDO, 1.22%,
                    09/01/04                                                                            2,500
          3,400   Lower Neches Valley Authority Industrial
                    Development Corp., Onyx Environmental Services,
                    Rev., FRDO, 1.37%, 09/02/04                                                         3,400
          5,455   Mansfield Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-129, GO, FRDO,
                    1.40%, 09/01/04                                                                     5,455
          5,290   Mission Consolidated Independent School District,
                    Municipal Securities Trust Receipts, Ser. SGA-105,
                    GO, FRDO, 1.36%, 09/01/04                                                           5,290
         17,050   New Caney Independent School District, Floating
                    Rate Certificates, Ser. SG-142, GO, FRDO, 1.36%,
                    09/02/04                                                                           17,050
          7,875   North Central Texas Health Facility Development
                    Corp., FLOATS, Ser. PT-1411, Rev., FRDO, AMBAC,
                    1.36%, 09/02/04                                                                     7,875

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$        20,000   North East Independent School District, Floating
                    Rate Certificates, Ser. SG-143, GO, FRDO, 1.36%,
                    09/02/04                                                               $           20,000
         16,840   North Texas Higher Education Authority, Student
                    Loan, Ser. A, Rev., FRDO, 1.35%, 09/01/04                                          16,840
         40,000   North Texas Higher Education Authority, Student
                    Loan, Ser. A, Rev., FRDO, 1.35%, 09/01/04                                          40,000
         20,000   North Texas Tollway Authority, Floating Rate
                    Receipts, Ser. SG-168, Rev., FRDO, AMBAC,
                    1.36%, 09/02/04                                                                    20,000
          3,300   Panhandle-Plains Higher Education Authority, Inc.,
                    Student Loan, Ser. B, Rev., FRDO, MBIA, 1.32%,
                    09/01/04                                                                            3,300
         15,000   Panhandle-Plains Higher Educational Authority, Inc.
                    Student Loan, Ser. A, Rev., MBIA, 1.32%, 09/01/04                                  15,000
         19,300   Pasadena Independent School District, Ser. A, GO,
                    FRDO, 1.31%, 09/02/04                                                              19,300
         11,735   Pharr San Juan Alamo Independent School District,
                    Municipal Securities Trust Receipts, Ser. SGA-101,
                    GO, FRDO, 1.36%, 09/01/04                                                          11,735
         12,035   Richardson, Texas, Refinancing & Improvement,
                    GO, FRDO, 1.70%, 06/15/05                                                          12,035
          8,170   San Angelo Independent School District, GO,
                    FRDO, 1.31%, 09/02/04                                                               8,170
         10,680   San Antonio, Texas, Electric & Gas, FLOATS,
                    Ser. PT-1498, Rev., FRDO, 1.37%, 09/02/04                                          10,680
         11,190   San Antonio, Texas, Electric & Gas, FLOATS,
                    Ser. SG-101, (p), 1.36%, 09/02/04                                                  11,190
          9,540   San Antonio, Texas, Electric & Gas, FLOATS,
                    Ser. SG-105, (p), 1.36%, 09/02/04                                                   9,540
         11,000   San Antonio, Texas, Electric & Gas, Junior Lien,
                    Rev., FRDO, 1.32%, 09/01/04                                                        11,000
         10,315   San Antonio, Texas, Electric & Gas, Municipal
                    Securities Trust Receipts, Ser. SGA-48, Rev.,
                    FRDO, #, 1.36%, 09/01/04                                                           10,315
         42,500   San Antonio, Texas, Water, 1.10%, 10/07/04                                           42,500
          6,435   San Antonio, Texas, Water, FLOATS, Ser. SG-159,
                    Rev., Adj., FSA, 1.36%, 09/02/04                                                    6,435
         10,430   San Antonio, Texas, Water, Municipal Securities
                    Trust Receipts, Ser. SGA-41, Rev., FRDO, MBIA,
                    1.36%, 09/01/04                                                                    10,430
          5,000   San Antonio, Texas, Water, Municipal Securities
                    Trust Receipts, Ser. SGA-42, Rev., FRDO, MBIA,
                    1.40%, 09/01/04                                                                     5,000
          9,000   Schertz-Seguin Local Government Corp.,
                    Texas Contract, Floating Rate Certificates,
                    Ser. SG-151, Rev., FRDO, FSA, 1.34%, 09/01/04                                       9,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$        12,990   Southeast Texas Housing Finance Corp., Single
                    Family Mortgage, Ser. 938, Rev., FRDO, 1.41%,
                    09/02/04                                                               $           12,990
          2,425   Tarrant County Housing Finance Corp., FLOATS,
                    Ser. PT-2044, Rev., 1.46%, 09/02/04                                                 2,425
          8,580   Tarrant County Housing Finance Corp.,
                    Multi-Family Housing, Remington Project, Rev.,
                    FRDO, 1.33%, 09/01/04                                                               8,580
          5,000   Texas Department of Housing & Community Affairs,
                    Multi-Family Housing, Post Oak East Apartments,
                    Ser. A, Rev., FRDO, 1.39%, 09/02/04                                                 5,000
         10,250   Texas Department of Housing & Community Affairs,
                    Multi-Family Housing, Reading, Rev., FRDO,
                    1.38%, 09/02/04                                                                    10,250
         30,000   Texas Municipal Power Agency, 1.27%, 10/19/04                                        30,000
         13,200   Texas Municipal Power Agency, 1.30%, 10/12/04                                        13,200
         20,000   Texas Municipal Power Agency, Floating Rate Trust
                    Receipts, Ser. L-36-J, Regulation D, Rev., FRDO,
                    FGIC, 1.27%, 10/20/04                                                              20,000
         20,700   Texas Public Finance Authority, 1.11%, 10/12/04                                      20,700
         15,000   Texas Public Finance Authority, 1.12%, 10/12/04                                      15,000
         20,000   Texas Public Finance Authority, 1.15%, 10/07/04                                      20,000
          2,500   Texas State Affordable Housing Corp.,
                    Multi-Family Housing, Ser. 780, Rev., FRDO,
                    MBIA, 1.35%, 09/02/04                                                               2,500
          1,100   Texas State Department of Housing & Community
                    Affairs, Multi-Family Housing, Timber Point
                    Apartments, Ser. A-1, Rev., FRDO, 1.38%, 09/01/04                                   1,100
         32,720   Texas State Turnpike Authority, Central Texas
                    Turnpike Authority, First Tier, Ser. B, Rev., FRDO,
                    AMBAC, 1.27%, 09/01/04                                                             32,720
          7,325   Texas State Turnpike Authority, Dallas North
                    Thruway, Floating Rate Receipts, Ser. SG-70,
                    1.36%, 09/02/04                                                                     7,325
          9,970   Texas State, Floating Rate Certificates,
                    Ser. SG-152, GO, FRDO, 1.34%, 09/01/04                                              9,970
         35,000   Texas State, Floating Rate Trust Receipts,
                    Ser. L-60-J, Regulation D, FRDO, 1.30%, 09/02/04                                   35,000
        228,835   Texas State, TRAN, 3.00%, 08/31/05                                                  231,990
          4,010   Texas State, Veteran's Housing Assistance,
                    Ser. A-1, GO, FRDO, 1.34%, 09/01/04                                                 4,010
         32,545   Texas State, Veteran's Housing Assistance Fund I,
                    GO, FRDO, 1.27%, 09/01/04                                                          32,545
          5,590   Trinity River Authority, Ser. RR-II-R-2006, Rev.,
                    FRDO, MBIA, 1.70%, 08/04/05                                                         5,590
         25,000   University of Texas, 0.98%, 10/06/04                                                 25,000
          9,055   University of Texas, FLOATS, Ser. PA-1194, Rev.,
                    FRDO, 1.34%, 09/02/04                                                               9,055

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$         5,285   University of Texas, Ser. 2003-19, Rev., FRDO,
                    1.34%, 09/02/04                                                        $            5,285
          6,000   West Harris County Regional Water Authority,
                    Municipal Securities Trust Receipts, Ser. SGA-148,
                    Rev., FRDO, #, MBIA, 1.36%, 09/01/04                                                6,000
          3,600   West Side Calhoun County Naval District, Sewer &
                    Solid Waste Disposal, BP Chemicals, Inc. Project,
                    Rev., FRDO, 1.39%, 09/02/04                                                         3,600
                                                                                           ------------------
                                                                                                    1,625,899

                  UTAH -- 1.8%
         14,000   Intermountain Power Agency, 1.09%, 09/08/04                                          14,000
         21,750   Intermountain Power Agency, 1.10%, 10/07/04                                          21,750
         23,900   Intermountain Power Agency, 1.11%, 10/12/04                                          23,900
         10,000   Intermountain Power Agency, 1.13%, 10/06/04                                          10,000
          9,995   Intermountain Power Agency, Power Supply,
                    FLOATS, Ser. PT-383, Rev., FRDO, MBIA, 1.35%,
                    09/02/04                                                                            9,995
         22,975   Intermountain Power Agency, Power Supply,
                    Ser. L-42-J, Regulation D, Rev., FRDO, MBIA,
                    1.27%, 1/20/04                                                                     22,975
         18,000   Murray, Utah, Murray City Hospital, IHC Health
                    Services, Inc., Ser. D, Rev., FRDO, 1.33%, 09/02/04                                18,000
          5,290   Salt Lake City Municipal Building Authority,
                    FLOATS, Ser. PT-1744, Rev., FRDO, AMBAC,
                    1.36%, 09/02/04                                                                     5,290
          4,000   Salt Lake City, Utah, Rowland Hall St. Marks School
                    Project, Rev., FRDO, 1.31%, 09/02/04                                                4,000
          7,645   Salt Lake County, FLOATS, Ser. PT-420, GO, FRDO,
                    1.36%, 09/03/04                                                                     7,645
         28,560   University of Utah, Floating Rate Trust Receipts,
                    Ser. N-15, Regulation D, Rev., FRDO, MBIA,
                    1.39%, 09/01/04                                                                    28,560
         10,000   Utah County, Utah Hospital, IHC Health Services, Inc.,
                    Ser. C, Rev., FRDO, 1.30%, 09/02/04                                                10,000
         12,500   Utah Housing Corp., Single Family Mortgage,
                    Ser. E, Class I, Rev., FRDO, 1.45%, 03/01/05                                       12,500
         12,575   Utah Housing Corp., Single Family Mortgage,
                    Ser. E-2, Class I, Rev., FRDO, 1.34%, 09/01/04                                     12,575
         10,000   Utah Housing Corp., Single Family Mortgage,
                    Ser. F, Class I, Rev., FRDO, 1.34%, 09/01/04                                       10,000
          7,000   Utah Housing Corp., Single-Family Mortgage,
                    Ser. E-1, Class I, Rev., FRDO, 1.34%, 09/01/04                                      7,000
          4,900   Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. C-1, Class I, Rev., FRDO, 1.34%,
                    09/01/04                                                                            4,900
          6,510   Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. D-1, Rev., FRDO, 1.34%, 09/01/04                                     6,510

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  UTAH -- CONTINUED
$         4,105   Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. E-1, Rev., FRDO, 1.34%, 09/01/04                        $            4,105
          4,935   Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. F-2, Class I, Rev., FRDO, 1.37%,
                    09/01/04                                                                            4,935
         11,200   Utah State Board of Regents, Student Loan
                    Weekly Amount, Ser. Q, Rev., FRDO, AMBAC,
                    1.35%, 09/01/04                                                                    11,200
         13,700   Utah State Board of Regents, Student Loan, Ser. C,
                    Rev., FRDO, 1.35%, 09/01/04                                                        13,700
                                                                                           ------------------
                                                                                                      263,540

                  VERMONT -- 0.2%
          5,900   Vermont Educational & Health Buildings Financing
                    Agency, Hospital, VHA New England, Ser. D, Rev.,
                    FRDO, AMBAC, 1.32%, 09/08/04                                                        5,900
          8,300   Vermont Educational & Health Buildings Financing
                    Agency, Hospitals, VHA New England Project,
                    Ser. G, Rev., FRDO, AMBAC, 1.31%, 09/01/04                                          8,300
         10,600   Vermont State, IDA, 1.80%, 10/05/04                                                  10,600
          5,000   Vermont Student Assistance Corp., Student Loans,
                    Rev., FRDO, 1.15%, 09/01/04                                                         5,000
                                                                                           ------------------
                                                                                                       29,800

                  VIRGINIA -- 1.1%
          8,965   Alexandria IDA, Pooled Loan Program, Ser. A, Rev.,
                    FRDO, 1.32%, 09/02/04                                                               8,965
          2,280   Alexandria Redevelopment & Housing Authority,
                    Residential Care Facility, Multi-Mode,
                    First Mortgage, Goodwin House, Ser. B, Rev.,
                    FRDO, 1.23%, 09/01/04                                                               2,280
          8,000   Chesapeake Hospital Authority, Hospital Facilities,
                    Chesapeake General Hospital, Ser. A, Rev. FRDO,
                    1.32%, 09/01/04                                                                     8,000
         19,245   Fairfax County Economic Development Authority,
                    Flint Hill School Project, Rev., FRDO, 1.33%, 09/02/04                             19,245
          8,000   James City & County IDA, Multi-Family Housing,
                    Chambrel Project, Rev., FRDO, 1.33%, 09/02/04                                       8,000
         29,435   Loudoun County IDA, Howard Hughes Medical
                    Center, Ser. E, Rev., FRDO, 1.27%, 09/01/04                                        29,435
         12,290   Richmond IDA, Educational Facilities,
                    Church Schools, Rev., FRDO, 1.26%, 09/01/04                                        12,290
         11,160   Roanoke IDA, Carilion Health Systems, Ser. C, Rev.,
                    FRDO, 1.23%, 09/03/04                                                              11,160
          6,795   Roanoke IDA, Carilion Health Systems, Ser. D, Rev.,
                    FRDO, 1.36%, 09/02/04                                                               6,795
         23,590   Virginia Commonwealth Transportation Board,
                    Floating Rate Receipts, Ser. SG-137, Rev., FRDO,
                    1.30%, 09/01/04                                                                    23,590

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  VIRGINIA -- CONTINUED
$         8,885   Virginia Public School Authority, FLOATS,
                    Ser. PT-431, Rev., FRDO, 1.34%, 09/07/04                               $            8,885
          4,975   Virginia Public School Authority, Ser. RR-II-R-4050,
                    Rev., FRDO, 1.38%, 09/02/04                                                         4,975
          5,415   Virginia Resources Authority, Infrastructure,
                    Ser. RR-II-R-249, Rev., FRDO, 1.38%, 09/02/04                                       5,415
         10,600   Virginia State, EAGLE, Ser. 20045001, Class A, Rev.,
                    FRDO, 1.46%, 09/02/04                                                              10,600
                                                                                           ------------------
                                                                                                      159,635

                  WASHINGTON -- 3.0%
         17,676   ABN AMRO Munitops Certificate Trust, Ser. 1998-16,
                    FRDO, MBIA, 1.37%, 09/01/04                                                        17,676
          5,000   ABN AMRO Munitops Certificate Trust, Ser. 2001-1,
                    GO, FRDO, MBIA, 1.39%, 09/01/04                                                     5,000
          8,960   Broadway Office Properties, FLOATS, Ser. PT-1586,
                    Rev., FRDO, MBIA, 1.20%, 09/02/04                                                   8,960
          7,285   Central Washington University, FLOATS,
                    Ser. PT-2251, Rev., FRDO, FGIC, 1.36%, 09/02/04                                     7,285
          1,500   Clark County Public Utility District No. 1,
                    Municipal Securities Trust Receipts, Ser. SGA-118,
                    Rev., FRDO, FSA, 1.35%, 09/01/04                                                    1,500
          6,995   Energy Northwest, Electric, FLOATS, Ser. PT-734,
                    Rev., FRDO, MBIA, 1.36%, 09/02/04                                                   6,995
         11,100   King County, FLOATS, Ser. PT-2170, GO, FRDO,
                    AMBAC, 1.36%, 09/02/04                                                             11,100
          5,325   King County, Ser. RR-II-R-1028, GO, FRDO, FSA,
                    1.37%, 09/02/04                                                                     5,325
          8,720   King County, Sewer, Ser. 2003-30, Rev., FRDO, FSA,
                    1.36%, 09/02/04                                                                     8,720
          6,235   Port of Seattle, FLOATS, Ser. PT-2171, Rev., FRDO,
                    FGIC, 1.41%, 09/02/04                                                               6,235
          4,430   Port of Seattle, FLOATS, Ser. PT-728, Rev., FRDO,
                    FGIC, 1.41%, 09/02/04                                                               4,430
          5,345   Port of Seattle, Ser. 47, GO, FRDO, 1.41%, 09/02/04                                   5,345
         11,000   Port of Tacoma, Washington, 0.98%, 09/08/04                                          11,000
          1,090   Seattle Housing Authority, Low Income Housing
                    Assistance, Bayview Manor Project, Ser. B, Rev.,
                    1.38%, 09/02/04                                                                     1,090
         19,885   Seattle, Washington, Drain & Wastewater Utilities,
                    Municipal Securities Trust Receipts, Ser. SG-135,
                    Rev., FRDO, MBIA, 1.36%, 09/02/04                                                  19,885
         11,915   Seattle, Washington, Municipal Light & Power,
                    FLOATS, Ser. PT-1421, Rev., FRDO, FSA, 1.36%,
                    09/02/04                                                                           11,915
         11,490   Seattle, Washington, Municipal Light & Power,
                    Ser. 2003-36, Rev., FRDO, FSA, 1.36%, 09/02/04                                     11,490
          4,000   Seattle, Washington, Municipal Securities Trust
                    Receipts, Ser. SGA-142, GO, FRDO, 1.40%, 09/01/04                                   4,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  WASHINGTON -- CONTINUED
$         5,000   Seattle, Washington, Ser. D, GO, FRDO, 1.65%,
                    09/01/04                                                               $            5,000
          9,200   Seattle, Washington, Water Systems, Rev., FRDO,
                    1.21%, 09/01/04                                                                     9,200
          9,925   Skagit County, Public Hospital District,
                    Ser. ROCS-RR-II-R-2126, 1.38%, 09/02/04                                             9,925
         16,600   Snohomish County Public Utility District No. 1,
                    Generation Systems, Ser. A, Rev., FRDO, FSA,
                    1.30%, 09/01/04                                                                    16,600
          9,200   Snohomish County Public Utility District No. 1,
                    Generation Systems, Ser. A-2, Rev., FRDO, FSA,
                    1.29%, 09/01/04                                                                     9,200
          8,500   Snohomish County Public Utility District No. 1,
                    Municipal Securities Trust Receipts, Ser. SGA-124,
                    Rev., FRDO, FSA, 1.35%, 09/03/04                                                    8,500
         11,295   Tacoma, Washington, Electric Systems, FLOATS,
                    Ser. PT-1404, Rev., FRDO, AMBAC, 1.36%, 9/2/04                                     11,295
         10,545   Tacoma, Washington, Electric Systems, FLOATS,
                    Ser. PT-2244, Rev., FRDO, FGIC, 1.36%, 09/02/04                                    10,545
         18,125   Washington Public Power Supply System,
                    Nuclear Project No. 2, Ser. 31, Rev., FRDO,
                    1.36%, 09/02/04                                                                    18,125
         15,625   Washington State Higher Education Facilities
                    Authority, Seattle Pacific University Project,
                    Ser. A, Rev., FRDO, 1.32%, 09/02/04                                                15,625
          2,545   Washington State Housing Finance Commission,
                    Multi-Family Housing, Granite Falls Assisted
                    Project, Ser. A, Rev., FRDO, 1.41%, 09/02/04                                        2,545
          1,030   Washington State Housing Finance Commission,
                    Non-Profit Housing, Golden Sands Project, Rev.,
                    FRDO, 1.28%, 09/01/04                                                               1,030
          4,400   Washington State Housing Finance Commission,
                    Nonprofit Housing, Franke Tobey Jones Project,
                    Rev., FRDO, 1.28%, 09/01/04                                                         4,400
          6,560   Washington State Housing Finance Commission,
                    Nonprofit Housing, Rockwood Retirement
                    Communities, Rev., FRDO, 1.28%, 09/01/04                                            6,560
            300   Washington State Housing Finance Commission,
                    Nonprofit Housing, Rockwood Retirement
                    Program, Ser. A, Rev., FRDO, 1.28%, 09/01/04                                          300
          2,515   Washington State Housing Finance Commission,
                    Nonprofit Housing, YMCA Snohomish County
                    Project, Rev., FRDO, 1.28%, 09/01/04                                                2,515
          2,860   Washington State Housing Finance Commission,
                    Spokane Community College Foundation, Ser. A,
                    Rev., FRDO, 1.33%, 09/02/04                                                         2,860
          6,080   Washington State Public Power Supply System
                    Project No. 2, Electric, Ser. 2A-2, Rev., FRDO,
                    MBIA, 1.27%, 09/01/04                                                               6,080

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  WASHINGTON -- CONTINUED
$        13,985   Washington State Public Power Supply System,
                    Project No. 2, Electric, Ser. 2A-1, Rev., FRDO,
                    MBIA, 1.27%, 09/01/04                                                  $           13,985
         14,640   Washington State Public Power Supply System,
                    Project No. 3, Electric, Ser. 3A, Rev., FRDO, MBIA,
                    1.25%, 09/01/04                                                                    14,640
         13,710   Washington State, Rev., FRDO, 1.38%, 09/02/04                                        13,710
          8,055   Washington State, Ser. 2003-27, GO, FRDO, 1.36%,
                    09/02/04                                                                            8,055
         12,870   Washington State, Ser. 43, GO, FRDO, MBIA, 1.36%,
                    09/02/04                                                                           12,870
         20,000   Washington State, Ser. VR-96-B, GO, FRDO, GO,
                    1.22%, 09/01/04                                                                    20,000
         59,600   Washington State, Ser. VR-96A, GO, FRDO, 1.23%,
                    09/01/04                                                                           59,600
                                                                                           ------------------
                                                                                                      431,116

                  WEST VIRGINIA -- 0.7%
          3,000   Municipal Securities Trust Certificates, Ser. 9026,
                    Class A, Rev., FRDO, MBIA, #, 1.37%, 09/01/04                                       3,000
          3,585   West Virginia Economic Development Authority,
                    IDR, Gemark Services West VA/M & M, Rev.,
                    FRDO, 1.43%, 09/02/04                                                               3,585
          5,765   West Virginia State Building Commission, FLOATS,
                    Ser. PA-520, 1.37%, 09/02/04                                                        5,765
          5,700   West Virginia State Hospital Finance Authority,
                    VHA Mid-Atlantic, Ser. D, Rev., FRDO, AMBAC,
                    1.32%, 09/08/04                                                                     5,700
          5,000   West Virginia State Hospital Finance Authority,
                    VHA Mid-Atlantic, Ser. E, Rev., FRDO, AMBAC,
                    1.32%, 9/8/04                                                                       5,000
          9,200   West Virginia State Hospital Finance Authority,
                    VHA Mid-Atlantic, Ser. G, Rev., FRDO, AMBAC,
                    Var, 12/1/25, 1.34%, 09/01/04                                                       9,200
          7,100   West Virginia State Hospital Finance Authority,
                    Mid-Atlantic/Capital, Ser. H, Rev., FRDO, AMBAC,
                    1.34%, 09/01/04                                                                     7,100
          4,000   West Virginia State Hospital Finance Authority,
                    VHA Mid-Atlantic, Ser. C, Rev., FRDO, AMBAC,
                    1.32%, 9/8/04                                                                       4,000
         57,000   West Virginia State Parkways Economic
                    Development & Tourism Authority, Rev., FRDO,
                    FGIC, 1.28%, 09/01/04                                                              57,000
                                                                                           ------------------
                                                                                                      100,350

                  WISCONSIN -- 0.8%
          7,000   Dane County, Ser. RR-II-R-2003, GO, FRDO, 1.70%,
                    08/04/05                                                                            7,000
          5,815   Dane County, Ser. RR-II-R-4504, GO, FRDO, 1.38%,
                    09/02/04                                                                            5,815

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  WISCONSIN -- CONTINUED
$         1,260   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 94-4904, FRDO, #, 1.42%, 09/02/04                                 $            1,260
            140   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Floating Rate Trust
                    Receipts, Ser. 18, Rev., FRDO, 1.42%, 09/01/04                                        140
          4,000   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Ser. A, Rev., FRDO,
                    1.36%, 09/01/04                                                                     4,000
          8,035   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Ser. A, Rev., FRDO,
                    1.38%, 09/01/04                                                                     8,035
          7,090   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Ser. C, Rev., FRDO,
                    1.34%, 09/01/04                                                                     7,090
         11,350   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Ser. E, Rev., FRDO,
                    1.33%, 09/01/04                                                                    11,350
          3,920   Wisconsin Housing & Economic Development
                    Authority, Ser. D, Rev., FRDO, MBIA, 1.32%,
                    09/01/04                                                                            3,920
          3,495   Wisconsin Housing & Economic Development
                    Authority, Ser. E, Rev., FRDO, MBIA, 1.32%,
                    09/01/04                                                                            3,495
          5,390   Wisconsin Housing & Economic Development
                    Authority, Ser. F, Rev., FRDO, MBIA, 1.32%,
                    09/01/04                                                                            5,390
          4,285   Wisconsin Housing & Economic Development
                    Authority, Ser. G, Rev., FRDO, MBIA, 1.32%,
                    09/01/04                                                                            4,285
          5,315   Wisconsin Housing & Economic Development
                    Authority, Ser. I, Rev., FRDO, MBIA, 1.36%,
                    09/01/04                                                                            5,315
          5,560   Wisconsin Housing & Economic Development
                    Authority, Single-Family Housing, FLOATS,
                    Ser. PT-598, Rev., FRDO, 1.42%, 09/02/04                                            5,560
          8,580   Wisconsin State Health & Educational Facilities
                    Authority, FLOATS, Ser. PT-858, Rev., FRDO,
                    MBIA, 1.30%, 09/02/04                                                               8,580
          5,200   Wisconsin State Health & Educational Facilities
                    Authority, Lakeland College, Rev., FRDO, 1.26%,
                    09/03/04                                                                            5,200
         10,500   Wisconsin State Health & Educational Facilities
                    Authority, University of Wisconsin Medical
                    Foundation, Rev., FRDO, 1.30%, 09/01/04                                            10,500
         25,000   Wisconsin State Health & Educational Facilities
                    Authority, Wheaton Franciscan Services, Rev.,
                    FRDO, 1.30%, 09/02/04                                                              25,000
                                                                                           ------------------
                                                                                                      121,935

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  WYOMING -- 1.0%
$        30,000   Campbell County, IDR, Two Elk Power Generation
                    Station Project, Rev., FRDO, 1.40%, 12/02/04                           $           30,000
            400   Kemmerer, Wyoming, PCR, Exxon Project, Rev.,
                    FRDO, 1.21%, 09/01/04                                                                 400
         17,000   Lincoln County, PCR, Exxon Project, Rev., FRDO,
                    1.27%, 09/02/04                                                                    17,000
          4,900   Sublette County, PCR, Exxon Project, Ser. A, Rev.,
                    FRDO, 1.27%, 09/01/04                                                               4,900
          1,400   Uinta County, PCR, Chevron USA, Inc. Project, Rev.,
                    FRDO, 1.27%, 09/01/04                                                               1,400
            900   Uinta County, PCR, Chevron USA, Inc. Project, Rev.,
                    FRDO, 1.35%, 09/03/04                                                                 900
            800   Uinta County, PCR, Chevron USA, Inc. Project, Rev.,
                    FRDO, 1.35%, 09/03/04                                                                 800
         12,525   Wyoming Community Development Authority,
                    Housing, FLOATS, Ser. PT-195, Rev., 1.62%, 9/2/04                                  12,525
          7,900   Wyoming Community Development Authority,
                    Housing, Ser. 7, Rev., FRDO, 1.34%, 09/02/04                                        7,900
          5,000   Wyoming Community Development Authority,
                    Housing, Ser. 8, Rev., FRDO, 1.34%, 09/02/04                                        5,000
          5,215   Wyoming Community Development Authority,
                    Housing, Ser. II-R-141, Rev., FRDO, 1.41%, 9/2/04                                   5,215
          3,900   Wyoming Community Development Authority,
                    Ser. 3, Rev., FRDO, 1.34%, 09/07/04                                                 3,900
          5,000   Wyoming Community Development Authority,
                    Ser. 4, Rev., FRDO, 1.34%, 09/07/04                                                 5,000
          7,245   Wyoming Community Development Authority,
                    Single Family Mortgage, Ser. A, Rev., FRDO,
                    1.30%, 09/02/04                                                                     7,245
         36,900   Wyoming Community Development Authority,
                    Single Family Mortgage, Ser. A, Rev., FRDO,
                    1.30%, 09/02/04                                                                    36,900
                                                                                           ------------------
                                                                                                      139,085
-------------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $       14,465,831
                  (Cost $14,465,831) *
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
                  STATE AND MUNICIPAL OBLIGATIONS -- 100.0%

                  CALIFORNIA -- 91.1%
$         1,500   ABAG Finance Authority for Nonprofit Corporations,
                    Point Loma Nazarene University, Rev., FRDO,
                    1.41%, 09/02/04                                                        $            1,500
          1,000   ABN AMRO Munitops Certificate Trust, Ser. 2002-9,
                    GO, FRDO, MBIA, 1.35%, 11/17/04                                                     1,000
          1,500   ABN AMRO Munitops Certificate Trust, Ser. 2003-1,
                    GO, FRDO, AMBAC, 1.35%, 09/01/04                                                    1,500
          1,000   Alameda County IDA, Scientific Technology Project,
                    Ser. A, Rev., FRDO, 1.45%, 09/01/04                                                 1,000
          2,700   Albany Unified School District, GO, 3.00%, 06/30/05                                   2,730
          1,000   Alvord Unified School District, Food Services Bridge
                    Funding Program, COP, FRDO, FSA, 1.30%, 09/02/04                                    1,000
            800   Anaheim Union High School District, School
                    Facilities Bridge Funding Project, COP, FRDO, FSA,
                    1.30%, 09/02/04                                                                       800
          2,300   Anaheim, California, 1993 Projects, COP, FRDO,
                    AMBAC, 1.27%, 09/01/04                                                              2,300
          4,035   Auburn Union School District, COP, FRDO, FSA,
                    1.32%, 09/02/04                                                                     4,035
          1,050   California Communities Housing Finance Agency,
                    Subordinated, Ser. B, Rev., FRDO, 1.42%, 09/02/04                                   1,050
             95   California Economic Development Financing
                    Authority, IDR, Standard Abrasives Manufacturing
                    Project, Rev., FRDO, 1.40%, 09/01/04                                                   95
          1,000   California Educational Facilities Authority, Loyola
                    Marymount University, Ser. B, Rev., FRDO, MBIA,
                    1.32%, 09/02/04                                                                     1,000
            150   California Educational Facilities Authority, Stanford
                    University, FLOATS, Ser. PA-542, Rev., FRDO,
                    1.33%, 09/01/04                                                                       150
            400   California Educational Facilities Authority, Stanford
                    University, Ser. L-4, Rev., 1.25%, 09/03/04                                           400
            400   California Educational Facilities Authority, University
                    of San Francisco, Rev., FRDO, 1.30%, 09/01/04                                         400
            100   California Health Facilities Financing Authority,
                    Ser. B, Rev., FRDO, AMBAC, 1.34%, 09/01/04                                            100
            100   California Housing Finance Agency, Home Mortgage,
                    Ser. J, Rev., FRDO, MBIA, 1.32%, 09/01/04                                             100
            100   California Housing Finance Agency, Home Mortgage,
                    Ser. M, Rev., FRDO, 1.33%, 09/01/04                                                   100
            585   California Housing Finance Agency, Home Mortgage,
                    Ser. M, Rev., FRDO, 1.34%, 09/01/04                                                   585
            900   California Housing Finance Agency, Ser. D, Rev.,
                    FRDO, FSA, 1.38%, 09/01/04                                                            900
          1,000   California Infrastructure & Economic Development
                    Bank, IDR, Adams Rite Manufacturing Co. Project,
                    Ser. A, Rev., FRDO, 1.40%, 09/01/04                                                 1,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$           795   California PCFA, Authorized Exempt Facilities,
                    ExxonMobil Project, Rev., FRDO, 1.19%, 09/01/04                        $              795
            400   California PCFA, PCR, ExxonMobil Project, Rev.,
                    FRDO, 1.14%, 09/01/04                                                                 400
          1,000   California PCFA, PCR, Sierra Pacific Industries Project,
                    Rev., FRDO, 1.29%, 09/01/04                                                         1,000
          2,000   California Salvation Army, 1.02%, 11/17/04 +                                          2,000
            495   California School Facilities Financing Corp., Capital
                    Improvement Financing Project, COP, Ser. B,
                    FRDO, 1.33%, 09/01/04                                                                 495
            300   California State Department of Water Resources,
                    Power Supply Systems, Ser. B-5, Rev., FRDO,
                    1.32%, 09/01/04                                                                       300
          1,000   California State Department of Water Resources,
                    Power Supply, EAGLE, Ser. 2002-6017, Class A, Rev.,
                    FRDO, AMBAC, 1.35%, 09/02/04                                                        1,000
            900   California State Department of Water Resources,
                    Power Supply, Ser. B-2, Rev., FRDO, 1.40%, 09/01/04                                   900
          2,400   California State Department of Water Resources,
                    Power Supply, Ser. B-4, Rev., FRDO, 1.34%, 09/01/04                                 2,400
            480   California State Department of Water Resources,
                    Power Supply, Ser. B-6, Rev., FRDO, 1.33%, 09/01/04                                   480
          1,250   California State Department of Water Resources,
                    Power Supply, Ser. C-12, Rev., FRDO, 1.30%, 09/02/04                                1,250
            700   California State Department of Water Resources,
                    Power Supply, Ser. C-13, Rev., FRDO, FSA,
                    1.30%, 09/02/04                                                                       700
            300   California State Economic Recovery, Ser. C-6, Rev.,
                    FRDO, 1.34%, 09/01/04                                                                 300
            200   California State Economic Recovery, Ser. C-7, Rev.,
                    FRDO, 1.34%, 09/01/04                                                                 200
            615   California State Municipal Securities Trust Certificates,
                    Ser. 1998-47, Class A, Rev., FRDO, AMBAC, #,
                    1.37%, 09/01/04                                                                       615
            500   California State University Channel Islands Financing
                    Authority, Rental Housing, Rev., FRDO,
                    1.60%, 08/01/05                                                                       500
          2,000   California State, Economic Recovery, FLOATS,
                    Ser. 927, GO, FRDO, MBIA, 1.33%, 09/02/04                                           2,000
            300   California State, Municipal Securities Trust Receipts,
                    Ser. SGA-40, GO, FRDO, FGIC, 1.37%, 09/01/04                                          300
            300   California State, Municipal Securities Trust Receipts,
                    Ser. SGA-55, GO, FRDO, FGIC, 1.37%, 09/01/04                                          300
          3,420   California Statewide Communities Development
                    Authority, Multi-Family Housing, Breezewood
                    Apartments, Ser. F-1, Rev. FRDO, 1.39%, 09/02/04                                    3,420

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         2,000   California Statewide Communities Development
                    Authority, Cathedral High School Project, Rev.,
                    FRDO, 1.33%, 09/01/04                                                  $            2,000
            300   California Statewide Communities Development
                    Authority, COP, FLOATS, Ser. 909, FRDO, MBIA,
                    1.32%, 09/02/04                                                                       300
            700   California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
                    1.36%, 09/01/04                                                                       700
          3,000   California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
                    1.25%, 01/04/05                                                                     3,000
          1,000   California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
                    1.36%, 09/01/04                                                                     1,000
          1,000   California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
                    1.75%, 07/05/05                                                                     1,000
          4,000   California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. C, Adj., Rev.,
                    3.70%, 06/01/05                                                                     4,063
          1,000   California Statewide Communities Development
                    Authority, Multi-Family Housing, Canyon Springs
                    Apartments, Ser. KK, Rev., FRDO, 1.30%, 09/02/04                                    1,000
          2,200   Charter Mac Floater Certificate Trust I, Ser. CAL-1,
                    MBIA, 1.43%, 09/01/04                                                               2,200
          1,800   Charter Mac Floater Certificate Trust I, Ser. CAL-2,
                    Rev., FRDO, MBIA, 1.43%, 09/02/04                                                   1,800
            800   Colton Redevelopment Agency, Multi-Family
                    Housing, 1985 Issue A, Rev., FRDO, 1.32%, 09/17/04                                    800
          2,400   East Bay Municipal Utility District, Water Systems,
                    Sub Ser. A, Rev., FRDO, FSA, 1.27%, 09/01/04                                        2,400
             25   East Bay Municipal Utility District, Water Systems,
                    Sub Ser. B, Rev., FRDO, FSA, 1.31%, 09/01/04                                           25
          1,600   Elsinore Valley Municipal Water District, COP, Ser. A,
                    FRDO, FGIC, 1.32%, 09/01/04                                                         1,600
          2,400   Fremont, California, Multi-Family Housing,
                    Creekside Village Apartments, Ser. D, Rev., FRDO,
                    1.27%, 09/02/04                                                                     2,400
          4,500   Garden Grove, California, Multi-Family Housing,
                    Malabar Apartments, Ser. A, Rev., FRDO,
                    1.30%, 09/02/04                                                                     4,500
          2,592   Glendale, California, Hospital, FLOATS, Ser. 590,
                    Rev., FRDO, MBIA, 1.35%, 09/02/04                                                   2,592
          2,000   Hayward, California, Multi-Family Housing,
                    Shorewoood, Ser. A, Rev., FRDO, 1.37%, 09/02/04                                     2,000
          2,000   Huntington Beach Union High School District,
                    School Facilities Bridge Funding Program, COP,
                    FRDO, FSA, 1.05%, 11/01/04                                                          2,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$           200   Irvine Unified School District, Community Facilities,
                    Ser. 03-1, Special Tax, FRDO, 1.33%, 09/01/04                          $              200
             37   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 00-18, Ser. A, Special
                    Assessment, FRDO, 1.33%, 09/01/04                                                      37
            100   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 03-19, Ser. A, Special
                    Assessment, FRDO, 1.33%, 09/01/04                                                     100
            200   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 87-8, Special Assessment,
                    FRDO, 1.33%, 09/01/04                                                                 200
            100   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 94-15, Special Assessment,
                    Rev., FRDO, 1.33%, 09/01/04                                                           100
            800   Kern County, Kern Public Facilities Project, Ser. A,
                    COP, FRDO, 1.32%, 09/01/04                                                            800
          2,400   Las Virgenes Unified School District, COP, FRDO, FSA,
                    1.30%, 09/02/04                                                                     2,400
            200   Lodi, California, Electric Systems, COP, Ser. A, FRDO,
                    MBIA, 1.27%, 09/01/04                                                                 200
            700   Los Angeles Community Redevelopment Agency,
                    Multi-Family Housing, Security Building Project,
                    Ser. A, Rev., FRDO, 1.35%, 09/02/04                                                   700
            300   Los Angeles County Housing Authority, Multi-Family
                    Housing, Malibu Meadows II, Ser. C, Rev., FRDO,
                    1.34%, 09/02/04                                                                       300
          2,100   Los Angeles County Housing Authority, Multi-Family
                    Housing, Sand Canyon, Ser. F, Rev., FRDO,
                    1.31%, 09/02/04                                                                     2,100
            100   Los Angeles County Metropolitan Transportation
                    Authority, Proposition C, Second Ser., Ser. A, Rev.,
                    FRDO, MBIA, 1.30%, 09/02/04                                                           100
          2,700   Los Angeles County, Pension Obligation, Ser. C, Rev.,
                    FRDO, AMBAC, 1.27%, 09/01/04                                                        2,700
            100   Los Angeles Department of Water & Power,
                    Waterworks, Sub Ser. B-4, Rev., FRDO,
                    1.32%, 09/02/04                                                                       100
          3,000   Los Angeles Unified School District, FLOATS, Ser.
                    PA-1115, GO, FRDO, FSA, 1.33%, 09/16/04                                             3,000
          1,000   Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-2, Rev., FRDO, 1.32%, 09/01/04                                   1,000
          4,000   Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-4, Rev. FRDO, 1.27%, 09/01/04                                    4,000
            200   Metropolitan Water District of Southern California,
                    Waterworks, Ser. C-1, Rev., FRDO, 1.32%, 09/02/04                                     200
            700   Metropolitan Water District of Southern California,
                    Waterworks, Ser. C-2, Rev., FRDO, 1.29%, 09/01/04                                     700

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         1,000   Monrovia Unified School District, Municipal Securities
                    Trust Receipts, Ser. SGA-70, GO, FRDO, MBIA,
                    1.37%, 09/01/04                                                        $            1,000
          1,900   Newport Beach, California, Hoagan Memorial
                    Hospital, Ser. C, Rev., FRDO, 1.37%, 09/01/04                                       1,900
          3,000   Oceanside, California, Multi-Family Housing,
                    Lakeridge Apartments Project, Rev., FRDO,
                    1.30%, 09/01/04                                                                     3,000
            300   Ontario Redevelopment Agency, Multi-Family
                    Housing, Seasons at Gateway, Sub Ser. B, Rev.,
                    FRDO, 1.33%, 09/01/04                                                                 300
            100   Orange County Sanitation District, COP, Ser. A,
                    FRDO, 1.33%, 09/01/04                                                                 100
          3,000   Orange County, Apartment Development, Bluffs
                    Apartments, Ser C, Rev., FRDO, 1.34%, 09/02/04                                      3,000
          1,500   Orange County, Apartment Development, Riverbend
                    Apartments, Ser. B, Rev., FRDO, 1.34%, 09/02/04                                     1,500
            949   Orange County, Apartment Development Corp.,
                    Multi-Family Housing, Niguel Summit 2, Ser. B,
                    Rev., FRDO, 1.32%, 09/07/04                                                           949
          1,000   Orange County, Apartment Development Corp.,
                    Multi-Family Housing, Pointe Niguel Project,
                    Ser. C, Rev., FRDO, 1.27%, 09/02/04                                                 1,000
            800   Orange County, Apartment Development Corp.,
                    Wood Canyon Villas, Issue E, Rev.,
                    FRDO, 1.30%, 09/02/04                                                                 800
            150   Orange County, Improvement Bond Act of 1915,
                    Assessment District No. 1, Ser. A, Special
                    Assessment, FRDO, 1.33%, 09/01/04                                                     150
          1,920   Pasadena, California, Rose Bowl Improvements
                    Project, COP, FRDO, 1.32%, 09/01/04                                                 1,920
          1,000   Pleasant Hill Redevelopment Agency, Multi-Family
                    Housing, Chateau III, Ser. A, Rev., FRDO,
                    1.42%, 09/02/04                                                                     1,000
          4,000   Port of Oakland, Trust Receipts, Ser. 5, Class F, Rev.,
                    FRDO, FGIC, 1.32%, 09/02/04                                                         4,000
          1,500   Riverside County Asset Leasing Corp., Southwest
                    Justice Center, Ser. B, Rev., FRDO, MBIA,
                    1.27%, 09/15/04                                                                     1,500
          1,200   Riverside Unified School District, School Facility
                    Bridge Program, COP, FRDO, FSA, 1.30%, 09/02/04                                     1,200
          2,100   Sacramento County Housing Authority, Multi-Family
                    Housing, Ashford, Ser. D, Rev., FRDO,
                    1.34%, 09/02/04                                                                     2,100
          1,000   San Diego County & School District, Ser. A, GO,
                    TRAN, 3.25%, 07/25/05                                                               1,015
            700   San Diego Housing Authority, Multi-Family Housing,
                    Nobel Courts, Ser. L, Rev., FRDO, 1.30%, 09/02/04                                     700

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$           400   San Diego Housing Authority, Multi-Family Housing,
                    Paseo, Ser. A, Rev., FRDO, 1.30%, 09/02/04                             $              400
          1,000   San Diego, California, 1.30%, 12/09/04                                                1,000
          2,000   San Diego, California, Water, 1.25%, 11/10/04                                         2,000
            370   San Francisco City & County Airports Commission,
                    International Airport, Municipal Securities Trust
                    Receipts, Ser. SG-110, Rev., FRDO, FGIC,
                    1.33%, 09/01/04                                                                       370
          1,000   San Francisco City & County Airports Commission,
                    International Airport, Municipal Securities Trust
                    Receipts, Ser. SGA-50, Rev., FRDO, MBIA,
                    1.40%, 09/01/04                                                                     1,000
            300   San Jacinto Unified School District, School Facilities
                    Bridge Funding Program, COP, FRDO, FSA,
                    1.30%, 09/02/04                                                                       300
            990   San Jose, California, Airport, Ser. II-R-2004, Rev.,
                    FRDO, FSA, 1.35%, 09/02/04                                                            990
            700   San Jose, California, Multi-Family Housing, Villa
                    Monterey Apartments, Ser. F, Rev., FRDO,
                    1.35%, 09/02/04                                                                       700
            500   Santa Ana Housing Authority, Multi-Family Housing,
                    Vintage Apartments, Ser. A, Rev., FRDO,
                    1.35%, 09/02/04                                                                       500
            453   Santa Ana Unified School District, COP, FRDO,
                    1.32%, 09/01/04                                                                       453
          1,000   Santa Cruz County Board of Education, GO, TRAN,
                    2.50%, 06/30/05                                                                     1,007
          1,000   Santa Cruz County, Ser. A, GO, TRAN, 3.00%, 07/06/05                                  1,011
          1,990   Southern California Home Financing Authority,
                    Single Family Housing, Ser. A, Rev., FRDO,
                    1.34%, 09/01/04                                                                     1,990
          1,000   Southern California Home Financing Authority,
                    Single Family Mortgage, Ser. B, Rev., FRDO,
                    1.45%, 09/16/04                                                                     1,000
          3,100   Southern California Public Power Authority,
                    Transmission Project, Southern California Power,
                    Ser. A, Rev., FRDO, FSA, 1.32%, 09/01/04                                            3,100
            600   Three Valleys Municipal Water District, Miramar
                    Water Treatment, COP, FRDO, 1.29%, 09/01/04                                           600
            425   Upland Community Redevelopment Agency,
                    Multi-Family Housing, Northwoods Project,
                    Ser. 168-A, Rev., FRDO, 1.27%, 09/02/04                                               425
          1,000   Visalia Unified School District, GO, TRAN,
                    2.00%, 09/04/04                                                                     1,000
                                                                                           ------------------
                                                                                                      140,397

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PUERTO RICO -- 8.9%
$         2,000   Municipal Securities Trust Certificates, Ser. 7005,
                    Class A, Special Obligation, FRDO, (p),
                    1.35%, 09/02/04                                                        $            2,000
          1,000   Puerto Rico Commonwealth, 1.10%, 09/08/04                                             1,000
          2,100   Puerto Rico Commonwealth, Floating Rate Trust
                    Receipts, Ser. M-4J, GO, FRDO, FSA, 1.32%, 09/01/04                                 2,100
          1,235   Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                    1.31%, 09/02/04                                                                     1,235
          1,700   Puerto Rico Electric Power Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-43, Rev., FRDO,
                    MBIA, 1.35%, 09/01/04                                                               1,700
          2,000   Puerto Rico Electric Power Authority, Rev., FRDO,
                    1.35%, 09/02/04                                                                     2,000
            448   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. 815-D, Rev., FRDO, MBIA,
                    1.32%, 09/02/04                                                                       448
          1,800   Puerto Rico Highway & Transportation Authority,
                    Ser. II-R-66, Rev., FRDO, MBIA-IBC, 1.35%, 09/02/04                                 1,800
            170   Puerto Rico Highway & Transportation Authority,
                    Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
                    1.32%, 09/02/04                                                                       170
          1,300   TICS/TOCS Trust, Commonwealth of Puerto Rico,
                    Ser. 2001-2, GO, FRDO, FSA, 1.34%, 09/02/04                                         1,300
                                                                                           ------------------
                                                                                                       13,753
-------------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $          154,150
                  (Cost $154,150) *
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2004
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  STATE AND MUNICIPAL OBLIGATIONS -- 100.0%

                  NEW YORK -- 96.3%
$         8,985   ABN AMRO Munitops Certificate Trust, Ser. 2004-33,
                    Rev., FRDO, AMBAC, 1.35%, 09/01/04                                     $            8,985
         12,000   ABN AMRO Munitops Certificates Trust,
                    Ser. 1999-13, FRDO, FGIC, 1.34%, 09/01/04                                          12,000
            385   Albany IDA, IDR, Newkirk Productions, Inc. Project,
                    Ser. A, Rev., FRDO, 1.37%, 09/09/04                                                   385
          2,300   Allegany County, IDA, Environmental Facilities,
                    Atlantic Richfield Project, Rev., FRDO,
                    1.37%, 09/01/04                                                                     2,300
          1,000   Babylon IDA, IDR, Edwin Berger/Lambro Industries,
                    Rev., FRDO, 1.35%, 09/01/04                                                         1,000
          7,000   Board of Cooperative Educational Services of
                    Second Supervisory District, Westchester, GO, RAN,
                    2.00%, 09/30/04                                                                     7,005
          7,950   Board of Cooperative Educational Services Sole
                    Supervisory District Oswego County, Rev., RAN,
                    2.00%, 12/30/04                                                                     7,971
          5,000   Board of Cooperative Educational Services Sole
                    Supervisory District, Oswego County, St Lawrence,
                    GO, 2.88%, 06/24/05                                                                 5,044
          5,000   Brookhaven-Comsewogue Union Free School
                    District, GO, BAN, 3.00%, 07/20/05                                                  5,061
         15,000   Chautauqua County, GO, TAN, 2.00%, 01/20/05                                          15,046
          9,898   Corning City School District, GO, BAN,
                    2.65%, 06/30/05                                                                     9,979
         10,000   Cornwall Central School District, GO, BAN,
                    1.75%, 10/15/04                                                                    10,008
          6,700   Dutchess County IDA, Civic Facilities, Marist College,
                    Ser. A, Rev., FRDO, 1.33%, 09/02/04                                                 6,700
          1,600   Dutchess County IDA, Civic Facilities, Marist College,
                    Ser. A, Rev., FRDO, 1.33%, 09/02/04                                                 1,600
          4,000   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 2002-6003, Class A, COP, Rev., FRDO, FSA, #,
                    1.34%, 09/02/04                                                                     4,000
          3,300   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    3C-7, Class A, FRDO, #, 1.34%, 09/02/04                                             3,300
          5,990   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    3C-7, Class A, FRDO, #, 1.34%, 09/02/04                                             5,990
         12,085   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    94-3203, Class A, FRDO, #, 1.34%, 09/02/04                                         12,085
          8,805   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    94-3205, Class A, FRDO, #, 1.34%, 09/02/04                                          8,805
         12,155   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    96-3207, Class A, FRDO, #, 1.34%, 09/02/04                                         12,155
         14,850   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    96C-3208, Class A, FRDO, #, 1.34%, 09/02/04                                        14,850

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         8,135   Eagle Tax Exempt Trust, Weekly Partner Certificate,
                    Class A, Rev., FRDO, AMBAC, #, 1.34%, 09/02/04                         $            8,135
          2,700   Erie County Water Authority, Ser. A, Rev., FRDO,
                    AMBAC, 1.27%, 09/01/04                                                              2,700
          1,400   Erie County Water Authority, Ser. B, Rev., FRDO,
                    AMBAC, 1.27%, 09/01/04                                                              1,400
          2,700   Franklin County IDA, Civic Facilities, Trudeau
                    Institute, Inc. Project, Rev., FRDO, 1.32%, 09/01/04                                2,700
            530   Glens Falls IDA, IDR, Broad Street Center Project,
                    Rev., FRDO, 1.37%, 09/01/04                                                           530
          3,540   Great Neck North Water Authority, Water System,
                    Ser. A, Rev., FRDO, FGIC, 1.32%, 09/01/04                                           3,540
         14,000   Guilderland Central School District, GO, BAN,
                    2.50%, 05/26/05                                                                    14,095
          1,000   Guilderland IDA, IDR, Northeastern Industrial Park,
                    Ser. A, Rev., FRDO, 1.32%, 09/01/04                                                 1,000
         20,004   Haverstraw-Stony Point Central School District, GO,
                    BAN, 2.00%, 01/21/05                                                               20,062
          2,000   Islip IDA, Brentwood Distribution Co. Facility, Rev.,
                    FRDO, 1.35%, 09/09/04                                                               2,000
          5,000   Johnson City Central School District, GO, BAN,
                    2.75%, 06/17/05                                                                     5,040
          5,000   Johnson City Central School District, GO, BAN,
                    3.00%, 06/17/05                                                                     5,049
          8,780   Long Island Power Authority, Electric Systems,
                    Floating Rate Receipts, Ser. SG-125, 1.35%, 09/02/04                                8,780
         12,710   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-1051, Rev., FRDO, FSA,
                    1.34%, 09/02/04                                                                    12,710
          4,360   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-841, Rev., FRDO, FSA,
                    1.35%, 09/02/04                                                                     4,360
          2,695   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PT-386, Rev., 1.34%, 09/02/04                                          2,695
          2,662   Long Island Power Authority, Electric Systems, Ser. 7,
                    Sub Ser. 7-A, Rev., FRDO, MBIA, 1.27%, 09/01/04                                     2,662
          2,000   Long Island Power Authority, Electric Systems, Ser. 7,
                    Sub Ser. 7-B, Rev., FRDO, MBIA, 1.32%, 09/01/04                                     2,000
            300   Long Island Power Authority, Electric Systems,
                    Ser. D, Rev., FRDO, FSA, 1.33%, 09/01/04                                              300
          3,500   Long Island Power Authority, Electric Systems,
                    Ser. G, Rev, FRDO, FSA, 1.28%, 09/01/04                                             3,500
          3,600   Long Island Power Authority, Electric Systems, Sub
                    Ser. 3-B, Rev., FRDO, 1.30%, 09/01/04                                               3,600
         15,100   Metropolitan Transportation Authority,
                    1.00%, 10/12/04                                                                    15,100
         15,000   Metropolitan Transportation Authority,
                    1.00%, 10/14/04                                                                    15,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        10,000   Metropolitan Transportation Authority,
                    1.10%, 10/08/04                                                        $           10,000
         10,800   Metropolitan Transportation Authority,
                    1.15%, 10/07/04                                                                    10,800
          7,660   Metropolitan Transportation Authority, Dedicated
                    Tax Fund, FLOATS, Ser. PT-2290, Rev., FRDO, FSA,
                    1.35%, 11/15/04                                                                     7,660
            290   Metropolitan Transportation Authority, Dedicated
                    Tax Fund, Ser. B, Rev., FRDO, FSA, 1.33%, 09/02/04                                    290
          3,300   Metropolitan Transportation Authority, EAGLE,
                    Ser. 2002-6021, Class A, Rev., FRDO, MBIA,
                    1.34%, 09/02/04                                                                     3,300
          5,000   Metropolitan Transportation Authority, EAGLE,
                    Ser. 2002-6028, Class A, Rev., FRDO, MBIA,
                    1.34%, 09/02/04                                                                     5,000
          5,970   Metropolitan Transportation Authority, FLOATS,
                    Ser. PT-1547, Rev., FRDO, FGIC, 1.35%, 09/03/04                                     5,970
          9,920   Metropolitan Transportation Authority, Ser. 848-D,
                    Rev., FRDO, FGIC, 1.34%, 09/02/04                                                   9,920
         14,905   Metropolitan Transportation Authority, Ser. B-16,
                    Rev., FRDO, FGIC-MBIA, 1.37%, 09/01/04                                             14,905
            600   Metropolitan Transportation Authority, Ser. D-2,
                    Rev., FRDO, FSA, 1.33%, 09/02/04                                                      600
          4,200   Metropolitan Transportation Authority, Ser. G-1,
                    Rev., FRDO, AMBAC, 1.29%, 09/02/04                                                  4,200
          1,700   Metropolitan Transportation Authority, Ser. G-2,
                    Rev., FRDO, AMBAC, 1.29%, 09/02/04                                                  1,700
          9,995   Metropolitan Transportation Authority, Service
                    Contract, FLOATS, Ser. PA-1042R, Rev., FRDO,
                    MBIA, 1.35%, 09/01/04                                                               9,995
          5,405   Metropolitan Transportation Authority, Service
                    Contract, FLOATS, Ser. PA-1105, Rev., FRDO,
                    1.35%, 09/01/04                                                                     5,405
          7,000   Metropolitan Transportation Authority, Sub Ser. A-2,
                    GO, FRDO, 1.33%, 09/02/04                                                           7,000
         15,000   Monroe County, GO, RAN, 2.50%, 04/15/05                                              15,095
          4,000   Monroe Woodbury Central School District, GO, TAN,
                    2.75%, 10/22/04                                                                     4,006
         10,000   Municipal Securities Trust Certificates, Ser. 2001-116,
                    Class A, Rev., FRDO, #, 1.37%, 09/01/04                                            10,000
          9,990   Municipal Securities Trust Certificates, Ser. 9059,
                    Class A, Rev., FRDO, FSA, #, 1.38%, 09/01/04                                        9,990
          1,820   Nassau County Interim Finance Authority, FLOATS,
                    Ser. PA-901, Rev., FRDO, AMBAC, 1.35%, 09/03/04                                     1,820
          1,250   Nassau County Interim Finance Authority,
                    Municipal Securities Trust Receipts, Special Tax,
                    Ser. SGA-108, FRDO, 1.37%, 09/01/04                                                 1,250
          6,190   Nassau County Interim Finance Authority, Sales Tax
                    Secured, Ser. A, Rev., FRDO, FSA, 1.33%, 09/01/04                                   6,190

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         5,000   Nassau County, Ser. B, GO, TAN, 2.00%, 10/15/04                          $            5,005
          1,800   New York City Housing Development Corp.,
                    Multi-Family Housing, 2 Gold Street, Ser. A, Rev.,
                    FRDO, 1.33%, 09/01/04                                                               1,800
          5,400   New York City Housing Development Corp.,
                    Multi-Family Housing, 55 Pierrepont Development,
                    Ser. A, Rev., FRDO, 1.33%, 09/01/04                                                 5,400
         10,000   New York City Housing Development Corp.,
                    Multi-Family Housing, 90 West Street, Ser. A,
                    Rev., FRDO, 1.33%, 09/01/04                                                        10,000
          2,500   New York City, New York, Housing Development
                    Corp., Multi-Family Housing, Carnegie Park,
                    Ser. A, Rev., FRDO, 1.32%, 09/01/04                                                 2,500
          3,400   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, 100 Jane Street
                    Development, Ser. A, Rev., FRDO, 1.35%, 09/01/04                                    3,400
          3,300   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Columbus Green,
                    Ser. A, Rev., FRDO, 1.32%, 09/01/04                                                 3,300
            200   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Lyric Development,
                    Ser. A, Rev., FRDO, 1.35%, 09/01/04                                                   200
         10,900   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Ser. A, Rev., FRDO,
                    1.35%, 09/01/04                                                                    10,900
            300   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Tribeca Tower,
                    Ser. A, Rev., FRDO, 1.35%, 09/01/04                                                   300
          3,300   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, West 43rd Street
                    Development, Ser. A, Rev., FRDO, 1.35%, 09/01/04                                    3,300
          2,400   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, West 89th Street
                    Development, Ser. A, Rev., FRDO, 1.35%, 09/01/04                                    2,400
          3,000   New York City IDA, Ahava Food Corp. Project, Rev.,
                    FRDO, 1.35%, 09/02/04                                                               3,000
          2,000   New York City IDA, Civic Facilities, Abraham Joshua
                    Heschel Project, Rev., FRDO, 1.35%, 09/09/04                                        2,000
          3,200   New York City IDA, Civic Facilities, Allen-Stevenson
                    School, Rev., FRDO, 1.30%, 09/02/04                                                 3,200
          9,725   New York City IDA, Civic Facilities, Columbia
                    Grammar & Prep School, Rev., FRDO,
                    1.30%, 09/02/04                                                                     9,725
          1,600   New York City IDA, Civic Facilities, Hewitt School
                    Project, Rev., FRDO, 1.30%, 09/02/04                                                1,600
          4,610   New York City IDA, Civic Facilities, Jamaica First
                    Packaging LLC Project, Rev., FRDO,
                    1.33%, 09/02/04                                                                     4,610

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$           580   New York City IDA, Civic Facilities, Municipal
                    Securities Trust Receipts, Ser. SGA-110, Rev., FRDO,
                    1.37%, 09/01/04                                                        $              580
          5,400   New York City IDA, Special Facilities, Korean
                    Airlines Co., Ser. C, Rev., FRDO, 1.31%, 09/01/04                                   5,400
         20,000   New York City Municipal Water Finance Authority,
                    1.18%, 11/04/04                                                                    20,000
         15,000   New York City Municipal Water Finance Authority,
                    1.18%, 11/04/04                                                                    15,000
          8,000   New York City Municipal Water Finance Authority,
                    Water & Sewer System, Ser. F, Sub Ser. F-1, Rev.,
                    FRDO, 1.30%, 09/02/04                                                               8,000
          4,500   New York City Municipal Water Finance Authority,
                    Water & Sewer System, Ser. F, Sub Ser. F-2, Rev.,
                    FRDO, 1.26%, 09/01/04                                                               4,500
          3,700   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Fiscal Year 2003,
                    Sub Ser. C-3, Rev., FRDO, 1.33%, 09/01/04                                           3,700
          2,900   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-1076,
                    Rev., FRDO, 1.37%, 09/02/04                                                         2,900
          5,100   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-1085,
                    Rev., FRDO, FGIC, 1.35%, 09/07/04                                                   5,100
          8,410   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-447,
                    Rev., FRDO, FGIC, 1.34%, 09/07/04                                                   8,410
          6,495   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-900, Rev.,
                    FRDO, 1.37%, 09/02/04                                                               6,495
          2,390   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGB-25, Rev., FRDO, MBIA,
                    1.34%, 09/02/04                                                                     2,390
          1,250   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. A, Rev., FRDO, FGIC,
                    1.30%, 09/01/04                                                                     1,250
          3,000   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. C, Rev., FRDO, FGIC,
                    1.32%, 09/01/04                                                                     3,000
          1,500   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. C, Rev., FRDO, FGIC,
                    1.32%, 09/01/04                                                                     1,500
          4,900   New York City Transit Authority, Metropolitan
                    Transportation Authority, Floating Rate Trust
                    Receipts, Triborough, COP, Ser. PMD-10, FRDO,
                    AMBAC, 1.42%, 09/02/04                                                              4,900

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        20,000   New York City Transitional Finance Authority,
                    Floating Rate Receipts, Ser. L-21, Regulation D,
                    Rev., FRDO, 1.37%, 09/01/04                                            $           20,000
            600   New York City Transitional Finance Authority,
                    Future Tax Secured, Ser. A-2, Rev., FRDO,
                    1.33%, 09/01/04                                                                       600
         15,600   New York City Transitional Finance Authority,
                    Future Tax Secured, Ser. B, Rev., FRDO,
                    1.30%, 09/01/04                                                                    15,600
          1,000   New York City Transitional Finance Authority,
                    Future Tax Secured, Sub Ser. C-5, Rev., FRDO,
                    1.36%, 09/01/04                                                                     1,000
          5,200   New York City Transitional Finance Authority,
                    New York City Recovery, Ser. 1, Sub Ser. 1-A, Rev.,
                    FRDO, 1.33%, 09/01/04                                                               5,200
          2,900   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-C, Rev., FRDO,
                    1.30%, 09/02/04                                                                     2,900
          2,200   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
                    1.30%, 09/02/04                                                                     2,200
          2,010   New York City Transitional Finance Authority,
                    Ser. 2003-1, FRDO, FGIC, 1.35%, 09/02/04                                            2,010
          2,480   New York City Transitional Finance Authority,
                    Ser. 2003-7, Rev., FRDO, 1.35%, 09/02/04                                            2,480
         10,000   New York City Transitional Finance Authority,
                    Ser. 48, Rev., FRDO, 1.35%, 09/02/04                                               10,000
         22,170   New York City Transitional Finance Authority,
                    Ser. A-40, Rev., FRDO, MBIA-IBC, 1.37%, 09/01/04                                   22,170
          4,975   New York City Transitional Finance Authority,
                    Ser. RR-II-R-4052, Rev., FRDO, 1.34%, 09/02/04                                      4,975
         10,700   New York City Transitional Finance Authority, Sub
                    Ser. 2-A, Rev., FRDO, 1.30%, 09/01/04                                              10,700
          1,900   New York City Trust for Cultural Resources, Alvin
                    Ailey Dance Foundation, Rev., FRDO,
                    1.25%, 09/01/04                                                                     1,900
         10,210   New York City Trust for Cultural Resources, Floating
                    Certificates, Ser. 162, Rev., FRDO, AMBAC,
                    1.34%, 09/02/04                                                                    10,210
          1,500   New York City Trust for Cultural Resources,
                    Municipal Securities Trust Receipts, Ser. SGA-91,
                    Rev., FRDO, AMBAC, 1.34%, 09/01/04                                                  1,500
         14,500   New York City, New York, 1.20%, 11/08/04                                             14,500
          8,375   New York City, New York, FLOATS, Ser. PT-1670, GO,
                    FRDO, AMBAC, 1.34%, 09/02/04                                                        8,375
          9,245   New York City, New York, FLOATS, Ser. PT-405,
                    1.35%, 09/02/04                                                                     9,245
          1,300   New York City, New York, Municipal Securities Trust
                    Receipts, Ser. SG-109, 1.35%, 09/02/04                                              1,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         1,000   New York City, New York, Municipal Securities Trust
                    Receipts, Ser. SGA-51, FRDO, AMBAC,
                    1.37%, 09/01/04                                                        $            1,000
             60   New York City, New York, Municipal Securities Trust
                    Receipts, Ser. SGB-33, GO, FRDO, FSA,
                    1.34%, 09/02/04                                                                        60
            500   New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. G, Rev.,
                    FRDO, FGIC, 1.33%, 09/01/04                                                           500
          1,000   New York City, New York, Ser B-2, Sub Ser. B-5, GO,
                    FRDO, MBIA, 1.34%, 09/01/04                                                         1,000
          9,635   New York City, New York, Ser. A-36, GO, FRDO,
                    AMBAC, 1.75%, 06/08/05                                                              9,635
          1,800   New York City, New York, Ser. B, Sub Ser. B-4, GO,
                    FRDO, MBIA, 1.32%, 09/01/04                                                         1,800
          3,100   New York City, New York, Ser. B, Sub Ser. B-6, GO,
                    FRDO, MBIA, 1.34%, 09/01/04                                                         3,100
          3,000   New York City, New York, Ser. F-2, GO, FRDO,
                    1.32%, 09/01/04                                                                     3,000
          2,800   New York City, New York, Ser. F-4, GO, FRDO,
                    1.33%, 09/01/04                                                                     2,800
          2,100   New York City, New York, Ser. H, Sub Ser. -H2, GO,
                    FRDO, MBIA, 1.35%, 09/01/04                                                         2,100
            100   New York City, New York, Ser. H, Sub Ser. -H3, GO,
                    FRDO, FSA, 1.33%, 09/01/04                                                            100
            100   New York City, New York, Ser. H, Sub Ser. -H3, GO,
                    FRDO, FSA, 1.33%, 09/01/04                                                            100
          2,800   New York City, New York, Ser. H, Sub Ser. -H6, GO,
                    FRDO, MBIA, 1.27%, 09/01/04                                                         2,800
          2,800   New York City, New York, Ser. H, Sub Ser. -H6, GO,
                    FRDO, MBIA, 1.27%, 09/01/04                                                         2,800
            700   New York City, New York, Ser. H, Sub Ser. -H6, GO,
                    FRDO, MBIA, 1.27%, 09/01/04                                                           700
          3,000   New York City, New York, Sub Ser. A-4, GO, FRDO,
                    1.30%, 09/01/04                                                                     3,000
          2,100   New York City, New York, Sub Ser. A-4, GO, FRDO,
                    1.30%, 09/01/04                                                                     2,100
          3,500   New York City, New York, Sub Ser. A-4, GO, FRDO,
                    1.32%, 09/01/04                                                                     3,500
          2,200   New York City, New York, Sub Ser. A-5, GO, FRDO,
                    1.32%, 09/01/04                                                                     2,200
            650   New York City, New York, Sub Ser. A-6, GO, FRDO,
                    1.28%, 09/01/04                                                                       650
          7,800   New York City, New York, Sub Ser. A-6, GO, FRDO,
                    1.32%, 09/01/04                                                                     7,800
         10,660   New York City, New York, Sub Ser. A-6, GO, FRDO,
                    FSA, 1.30%, 09/01/04                                                               10,660
          5,000   New York City, New York, Sub Ser. C-2, GO, FRDO,
                    1.33%, 09/01/04                                                                     5,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         4,200   New York City, New York, Sub Ser. C-4, GO, FRDO,
                    1.32%, 09/01/04                                                        $            4,200
          3,000   New York City, New York, Sub Ser. C-5, GO, FRDO,
                    1.30%, 09/01/04                                                                     3,000
          5,300   New York City, New York, Sub Ser. G-3, GO, FRDO,
                    1.32%, 09/01/04                                                                     5,300
          8,905   New York City, New York, Sub Ser. -h1, GO, FRDO,
                    1.30%, 09/01/04                                                                     8,905
          1,500   New York City, New York, Sub Ser. -h2, GO, FRDO,
                    1.30%, 09/01/04                                                                     1,500
         13,000   New York City, New York, Sub Ser. -h3, GO, FRDO,
                    1.34%, 09/01/04                                                                    13,000
          3,000   New York City, New York, Sub Ser. -h4, GO, FRDO,
                    1.33%, 09/01/04                                                                     3,000
          1,100   New York City, New York, Sub. Ser. E-3, GO, FRDO,
                    1.33%, 09/01/04                                                                     1,100
          1,500   New York City, New York, Sub. Ser. E-4, GO, FRDO,
                    1.33%, 09/01/04                                                                     1,500
            120   New York Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
                    MBIA-IBC, 1.34%, 09/02/04                                                             120
          1,195   New York Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
                    AMBAC, 1.34%, 09/01/04                                                              1,195
            600   New York Local Government Assistance Corp.,
                    Municipal Securities Trust Receipts, Ser. SGA-59,
                    Rev., FRDO, 1.34%, 09/01/04                                                           600
            900   New York Local Government Assistance Corp.,
                    Ser. A, Rev., FRDO, 1.32%, 09/01/04                                                   900
         14,800   New York Local Government Assistance Corp.,
                    Ser. B, Rev., FRDO, 1.32%, 09/01/04                                                14,800
          1,250   New York Local Government Assistance Corp.,
                    Ser. C, Rev., FRDO, 1.32%, 09/01/04                                                 1,250
          4,700   New York Local Government Assistance Corp.,
                    Ser. D, Rev., FRDO, 1.32%, 09/01/04                                                 4,700
          7,600   New York Local Government Assistance Corp.,
                    Ser. G, Rev., FRDO, 1.27%, 09/01/04                                                 7,600
          7,900   New York Local Government Assistance Corp., Sub
                    Lien, Ser. A-6V, Rev., FRDO, FSA, 1.32%, 09/01/04                                   7,900
          2,855   New York Mortgage Agency, FLOATS, Ser. PT-1190,
                    Rev., FRDO, 1.37%, 09/02/04                                                         2,855
          8,000   New York State, 1.02%, 10/08/04 +                                                     8,000
          3,660   New York State Dorm Authority, Beverwyck, Inc.,
                    Rev., FRDO, 1.35%, 09/01/04                                                         3,660
          4,415   New York State Dorm Authority, FLOATS, Ser.
                    PA-409, Rev., FRDO, AMBAC, 1.34%, 09/02/04                                          4,415
          2,670   New York State Dorm Authority, FLOATS, Ser.
                    PA-419, Rev., FRDO, 1.34%, 09/02/04                                                 2,670

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         3,545   New York State Dorm Authority, FLOATS, Ser.
                    PA-449, Rev., 1.34%, 09/02/04                                          $            3,545
          9,340   New York State Dorm Authority, FLOATS, Ser.
                    PA-541, Rev., 1.34%, 09/02/04                                                       9,340
            800   New York State Dorm Authority, FLOATS, Ser.
                    PA-784, Rev., FRDO, MBIA-IBC, 1.34%, 09/02/04                                         800
            860   New York State Dorm Authority, FLOATS, Ser.
                    PT-130, Rev., 1.34%, 09/02/04                                                         860
          5,820   New York State Dorm Authority, FLOATS, Ser.
                    PT-1447, Rev., FRDO, MBIA, 1.34%, 09/07/04                                          5,820
          4,165   New York State Dorm Authority, FLOATS, Ser.
                    PT-1621, Rev., FRDO, MBIA, 1.34%, 09/07/04                                          4,165
          4,870   New York State Dorm Authority, FLOATS, Ser.
                    PT-1742, Rev., FRDO, MBIA, 1.34%, 09/07/04                                          4,870
          8,140   New York State Dorm Authority, FLOATS, Ser.
                    PT-407, Rev., FRDO, AMBAC, 1.35%, 09/01/04                                          8,140
          3,400   New York State Dorm Authority, Mental Health
                    Services, Sub Ser. D-2E, Rev., FRDO, 1.33%, 09/02/04                                3,400
          4,000   New York State Dorm Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-132, Rev., FRDO,
                    1.37%, 09/01/04                                                                     4,000
            430   New York State Dorm Authority, New York Public
                    Library, Ser. A, Rev., FRDO, MBIA, 1.32%, 09/01/04                                    430
          2,375   New York State Dorm Authority, Oxford University
                    Press, Inc., Rev., FRDO, 1.36%, 09/01/04                                            2,375
          6,645   New York State Dormitory Authority, FLOATS, Ser.
                    PA-199, Rev., FRDO, MBIA-IBC, 1.34%, 09/02/04                                       6,645
         25,000   New York State Eagle Trust, FRDO, 1.34%, 09/02/04                                    25,000
          5,600   New York State Energy Research & Development
                    Authority, PCR, Orange & Rockland Project, Ser. A,
                    Rev., FRDO, FGIC, 1.27%, 09/01/04                                                   5,600
         16,385   New York State Environmental Facilities Corp., PCR,
                    FLOATS, Ser. PA-1261, Rev., FRDO, MBIA,
                    1.65%, 09/07/04                                                                    16,385
          3,900   New York State Housing Finance Agency, 10 Liberty
                    Street, Rev., FRDO, 1.32%, 09/01/04                                                 3,900
         17,600   New York State Housing Finance Agency,
                    101 West End, Rev., FRDO, 1.31%, 09/01/04                                          17,600
          9,150   New York State Housing Finance Agency,
                    101 West End, Rev., FRDO, 1.31%, 09/01/04                                           9,150
          3,400   New York State Housing Finance Agency, 150 East
                    44th Street Housing, Ser. A, Rev., FRDO,
                    1.31%, 09/01/04                                                                     3,400
          3,000   New York State Housing Finance Agency, 150 East
                    44th Street, Ser. A, Rev., FRDO, 1.31%, 09/01/04                                    3,000
          4,400   New York State Housing Finance Agency, 345 East
                    94th Street Housing, Ser. A, Rev., FRDO,
                    1.31%, 09/01/04                                                                     4,400

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         6,800   New York State Housing Finance Agency, 350 West
                    43rd Street Housing, Ser. A, Rev., FRDO,
                    1.35%, 09/01/04                                                        $            6,800
          5,000   New York State Housing Finance Agency, 360 West
                    43rd Street, Rev., FRDO, 1.37%, 09/01/04                                            5,000
          3,000   New York State Housing Finance Agency, 360 West
                    43rd Street, Ser. A, Rev., FRDO, 1.37%, 09/01/04                                    3,000
         10,000   New York State Housing Finance Agency, Avalon
                    Chrystie Place I Housing, Ser. A, Rev., FRDO,
                    1.33%, 09/01/04                                                                    10,000
         10,300   New York State Housing Finance Agency,
                    Bennington Hills Housing, Ser. A, Rev., FRDO,
                    1.37%, 09/01/04                                                                    10,300
          8,100   New York State Housing Finance Agency, East
                    84th Street, Ser. A, Rev., FRDO, 1.35%, 09/01/04                                    8,100
          8,535   New York State Housing Finance Agency, FLOATS,
                    Ser. PA-423, Rev., 1.34%, 09/02/04                                                  8,535
          5,395   New York State Housing Finance Agency, FLOATS,
                    Ser. PA-805, Rev., FRDO, FSA, 1.34%, 09/02/04                                       5,395
          3,600   New York State Housing Finance Agency, Lakeview
                    Homes, Ser. II-A, Rev., FRDO, 1.38%, 09/01/04                                       3,600
          4,600   New York State Housing Finance Agency,
                    Multi-Family Housing, Secured Mortgage, Ser. A,
                    Rev., FRDO, 1.35%, 09/01/04                                                         4,600
            200   New York State Housing Finance Agency,
                    Multi-Family Housing, Ser. A, Rev., FRDO,
                    1.35%, 09/01/04                                                                       200
          3,400   New York State Housing Finance Agency, Normandie
                    Court I Project, Rev., FRDO, 1.34%, 09/01/04                                        3,400
         10,000   New York State Housing Finance Agency, Ser. A,
                    Rev., FRDO, 1.32%, 09/01/04                                                        10,000
         10,000   New York State Housing Finance Agency, Ser. A,
                    Rev., FRDO, 1.35%, 09/01/04                                                        10,000
          1,100   New York State Housing Finance Agency, Ser. A,
                    Rev., FRDO, 1.37%, 09/01/04                                                         1,100
          9,500   New York State Housing Finance Agency, Ser. I,
                    Rev., FRDO, 1.33%, 09/01/04                                                         9,500
         11,000   New York State Housing Finance Agency, Service
                    Contract, Ser. E, Rev., FRDO, 1.32%, 09/01/04                                      11,000
         10,500   New York State Housing Finance Agency, Tallyrand
                    Crescent, Rev., FRDO, 1.30%, 09/01/04                                              10,500
          4,200   New York State Housing Finance Agency, Union
                    Square South Housing, Rev., FRDO, 1.35%, 09/01/04                                   4,200
         15,000   New York State Housing Finance Agency, West
                    23rd Street, Ser. A, Rev., FRDO, 1.31%, 09/01/04                                   15,000
          8,400   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-113, Rev., FRDO,
                    1.34%, 09/02/04                                                                     8,400

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         5,625   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-61, Rev., FRDO,
                    1.37%, 09/02/04                                                        $            5,625
          3,125   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-72, Rev., #, 1.37%, 09/02/04                                3,125
          8,140   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-82, Rev., 1.37%, 09/02/04                                   8,140
         11,125   New York State Medical Care Facilities Finance
                    Agency, New York Hospital, Ser. A, Rev.,
                    AMBAC, (p), 6.50%, 02/15/05                                                        11,601
         13,100   New York State Thruway Authority, Floating Rate
                    Receipts, Ser. SG-121, Rev., FRDO, 1.37%, 09/02/04                                 13,100
         13,675   New York State Thruway Authority, Floating Rate
                    Trust Receipts, Ser. SG-119, Rev., FRDO,
                    1.33%, 09/01/04                                                                    13,675
          1,685   New York State Thruway Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-66, Rev., FRDO,
                    1.37%, 09/01/04                                                                     1,685
          9,100   New York State Urban Development Corp., Floating
                    Rate Trust Receipts, Ser. SG-163, Rev.,
                    1.34%, 09/02/04                                                                     9,100
          4,115   New York State Urban Development Corp., FLOATS,
                    Ser. PT-1669, Rev., FRDO, FGIC, 1.34%, 09/02/04                                     4,115
          2,000   New York State, Housing Finance Agency, Saxony
                    Housing, 240 E. 39th St. Housing, Rev., FRDO,
                    1.36%, 09/01/04                                                                     2,000
          2,200   New York State, Local Government Assistance Corp.,
                    Ser. F, Rev., FRDO, 1.32%, 09/01/04                                                 2,200
         24,675   New York State, Power Authority, General Purpose,
                    GO, FRDO, 0.95%, 09/01/04                                                          24,675
          9,500   New York State, Ser. A, GO, FRDO, 1.05%, 10/07/04                                     9,500
          4,995   Niagara Falls Bridge Commission, Tolls, FLOATS, Ser.
                    PA-530, 1.34%, 09/02/04                                                             4,995
          5,000   Niagara Falls City School District, Ser. B, GO, RAN,
                    2.50%, 10/08/04                                                                     5,004
          6,820   Oneida County IDA, Champion Home, Rev., FRDO,
                    1.34%, 09/02/04                                                                     6,820
          2,995   Oneida County IDA, Rev., FRDO, 1.48%, 09/02/04                                        2,995
         16,400   Oneida Indian Nation, Rev., FRDO, 1.28%, 09/01/04                                    16,400
          5,050   Onondaga County IDA, IDR, Albany Molecular
                    Research Project, Rev., FRDO, 1.37%, 09/01/04                                       5,050
         14,250   Onondaga County IDA, Solid Waste Disposal
                    Facilities, Solvay Paperboard Project, Ser. A, Rev.,
                    FRDO, 1.43%, 09/02/04                                                              14,250
          9,550   Onondaga County IDA, Solid Waste Disposal
                    Facility, Solvay Paperboard Project, Rev., FRDO,
                    1.43%, 09/02/04                                                                     9,550

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        18,050   Onondaga County IDA, Solid Waste Disposal Facility,
                    Solvay Paperboard Project, Rev., FRDO,
                    1.43%, 09/02/04                                                        $           18,050
          6,843   Oswego City School District, GO, BAN,
                    2.75%, 08/11/05                                                                     6,916
          8,500   Oyster Bay, New York, Ser. A, GO, BAN,
                    2.00%, 01/21/05                                                                     8,528
          4,000   Oyster Bay, New York, Ser. A, GO, TAN,
                    2.00%, 01/21/05                                                                     4,011
          4,000   Plainedge Union Free School District, GO, TAN,
                    3.00%, 06/30/05                                                                     4,046
          4,500   Port Authority of New York & New Jersey, FLOATS,
                    Ser. PA-1205, Rev., FRDO, 1.37%, 09/02/04                                           4,500
          8,085   Port Authority of New York & New Jersey, FLOATS,
                    Ser. PT-2263, Rev., FRDO, FGIC, 1.34%, 09/01/04                                     8,085
         12,655   Port Authority of New York & New Jersey, Trust
                    Receipts, Ser. 10, Class F, Rev., FRDO, FSA,
                    1.32%, 09/02/04                                                                    12,655
          1,050   Port Jervis IDA, The Future Home Tech, Inc., Rev.,
                    FRDO, 1.43%, 09/01/04                                                               1,050
          6,360   Poughkeepsie IDA, Senior Living Facility, Manor at
                    Woodside Project, Rev., FRDO, 1.38%, 09/02/04                                       6,360
          8,000   Rochester, New York, Ser. II, GO, BAN,
                    2.00%, 10/22/04                                                                     8,010
            525   Rockland County IDA, IDR, X Products Corp. Project,
                    Rev., FRDO, 1.38%, 09/02/04                                                           525
          1,555   Rockland County IDA, Shock Tech, Inc. Project, Rev.,
                    FRDO, 1.48%, 09/01/04                                                               1,555
          5,000   Rome City School District, GO, BAN,
                    2.88%, 06/24/05                                                                     5,044
         10,000   Rome City School District, GO, RAN,
                    2.88%, 06/24/05                                                                    10,087
          4,690   Roosevelt Union Free School District, RAN,
                    2.63%, 06/23/05                                                                     4,725
         13,620   Sidney Central School District, GO, BAN,
                    2.00%, 10/01/04                                                                    13,630
          3,430   Suffolk County IDA, Civic Facilities, Guide Dog
                    Foundation, Inc., Rev., FRDO, 1.33%, 09/02/04                                       3,430
            300   Suffolk County Water Authority, Rev., BAN, FRDO,
                    1.30%, 09/01/04                                                                       300
          5,000   Suffolk County Water Authority, Rev., BAN, FRDO,
                    1.30%, 09/01/04                                                                     5,000
         25,000   Suffolk County, GO, TAN, 2.00%, 09/08/04                                             25,004
          3,325   Syracuse, New York, Ser. A, GO, RAN,
                    2.10%, 10/29/04                                                                     3,330
          1,875   Syracuse, New York, Ser. B, GO, BAN,
                    2.25%, 05/27/05                                                                     1,882
         10,425   Tobacco Settlement Financing Authority, Ser.
                    RR-II-R-1066, Rev., FRDO, AMBAC, 1.36%, 09/02/04                                   10,425

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         7,495   Tobacco Settlement Financing Authority, Ser.
                    TOCS-2003, Rev., FRDO, 1.51%, 09/02/04                                 $            7,495
          7,400   Tompkins-Seneca-Tioga Board of Cooperative
                    Educational Services, Sole Supervisory, GO, RAN,
                    2.63%, 06/30/05                                                                     7,461
          2,500   Triborough Bridge & Tunnel Authority, EAGLE Ser.
                    2003-2004, Class A, Rev., FRDO, FGIC,
                    1.34%, 09/02/04                                                                     2,500
          6,000   Triborough Bridge & Tunnel Authority, FLOATER,
                    Ser. M1J, Regulation D, Rev., FRDO, MBIA-IBC,
                    1.37%, 09/01/04                                                                     6,000
          7,675   Triborough Bridge & Tunnel Authority, FLOATS,
                    Ser. PA-1080, Rev., FRDO, 1.37%, 09/02/04                                           7,675
            360   Triborough Bridge & Tunnel Authority, FLOATS, Ser.
                    PA-1090, Rev., FRDO, MBIA-IBC, 1.34%, 09/01/04                                        360
          3,930   Triborough Bridge & Tunnel Authority, FLOATS, Ser.
                    PA-200, Rev., FRDO, (p), 1.37%, 09/02/04                                            3,930
          4,995   Triborough Bridge & Tunnel Authority, FLOATS, Ser.
                    PA-665, Rev., 1.37%, 09/02/04                                                       4,995
            100   Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. B, Rev., FRDO, AMBAC, 1.29%, 09/01/04                                   100
          1,690   Triborough Bridge & Tunnel Authority, Special
                    Obligation, Ser. B, Rev., FRDO, FSA,
                    1.33%, 09/01/04                                                                     1,690
          5,000   Utica City School District, GO, BAN, 2.00%, 09/24/04                                  5,002
         10,000   Utica City School District, Ser. A, GO, RAN,
                    3.50%, 06/24/05                                                                    10,111
          9,870   Walton Central School District, Ser. A, GO, BAN,
                    2.75%, 06/16/05                                                                     9,950
         10,000   Waterloo Central School District, GO, BAN,
                    2.63%, 06/20/05                                                                    10,075
         10,387   Watertown, New York, GO, BAN, 2.25%, 01/27/05                                        10,421
          4,590   Westchester County IDA, Civic Facilities, Community
                    Housing Innovations, Inc., Rev., FRDO,
                    1.32%, 09/02/04                                                                     4,590
          2,630   Westchester County IDA, Civic Facilities, The Masters
                    School, Rev., FRDO, 1.30%, 09/02/04                                                 2,630
          3,400   Williamson, New York, GO, BAN, 2.00%, 09/17/04                                        3,401
                                                                                           ------------------
                                                                                                    1,648,122
                  PUERTO RICO -- 3.7%
         10,045   Municipal Securities Trust Certificates, Ser. 7005,
                    Class A, Special Obligation, FRDO, (p),
                    1.35%, 09/02/04                                                                    10,045
          7,163   Puerto Rico Commonwealth, 1.10%, 09/01/04                                             7,163
          4,700   Puerto Rico Commonwealth, 1.15%, 10/13/04                                             4,700
         10,697   Puerto Rico Commonwealth, 1.23%, 10/19/04                                            10,697
          6,000   Puerto Rico Commonwealth, Floating Rate Trust
                    Receipts, Ser. M-4J, GO, FRDO, FSA,
                    1.32%, 09/01/04                                                                     6,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                                VALUE
-------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PUERTO RICO -- CONTINUED
$           360   Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
                    GO, FRDO, AMBAC, 1.31%, 09/02/04                                       $              360
            150   Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
                    Class F, GO, FRDO, MBIA, 1.32%, 09/02/04                                              150
          1,294   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. 815-D, Rev., FRDO, MBIA,
                    1.32%, 09/02/04                                                                     1,294
            895   Puerto Rico Highway & Transportation Authority,
                    Ser. II-R-66, Rev., FRDO, MBIA-IBC, 1.35%, 09/02/04                                   895
         21,330   Puerto Rico Infrastructure Financing Authority,
                    Ser. 2, Special Obligation, FRDO, 1.34%, 09/02/04                                  21,330
                                                                                           ------------------
                                                                                                       62,634
-------------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $        1,710,756
                  (Cost $1,710,756)*
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS

Abbreviations:
*       -- The cost of securities is substantially the same for federal income tax purposes.
^       -- Amount rounds to less than 0.1%
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
+       -- All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(i)     -- Security is illiquid and may be difficult to sell.
(p)     -- Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
Adj.    -- Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at August 31, 2004.
ACES    -- Auction Rate Securities.
AMBAC       American Municipal Bond Assurance Corp.
BAN     -- Bond Anticipation Note.
COP     -- Certificates of Participation.
DN      -- Discount Note: The rate shown is the effective yield at the date of purchase.
EAGLE   -- Earnings of accrual generated on local tax-exempt securities.
FGIC    -- Financial Guaranty Insurance Co.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2004.
FRN     -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at August 31, 2004.
FSA     -- Financial Security Assurance.
GAN     -- Grant Anticipation Note.
GO      -- General Obligation Bond.
IBC     -- Insured Bond Certificates.
IDA     -- Industrial Development Authority.
IDB     -- Industrial Development Board.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Investors Assurance Corporation.
MTN     -- Medium Term Note.
PCFA    -- Pollution Control Financing Authority.
PCR     -- Pollution Control Revenue.
PUTTERS -- Puttable Tax Exempt Receipt.
RAN     -- Revenue Anticipation Note.
Rev.    -- Revenue Bond.
Ser.    -- Series.
TAN     -- Tax Anticipation Note.
TAW     -- Tax Anticipation Warrant.
TRAN    -- Tax & Revenue Anticipation Note.
USD     -- United States Dollar.

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Assets and Liabilities

As of August 31, 2004
(Amounts in thousands, except per share amounts)

                                                                             PRIME
                                                                          MONEY MARKET
                                                                              FUND
--------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                         $ 43,939,081
  Repurchase agreements, at value                                            5,038,707
--------------------------------------------------------------------------------------
Total investment securities, at value                                       48,977,788
--------------------------------------------------------------------------------------
  Cash                                                                               1
  Receivables:
   Fund shares sold                                                              1,503
   Interest                                                                     76,636
--------------------------------------------------------------------------------------
Total Assets                                                                49,055,928
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
   Dividends                                                                    21,883
  Accrued liabilities:
   Investment advisory fees                                                      4,031
   Administration fees                                                           3,144
   Shareholder servicing fees                                                    3,088
   Distribution fees                                                                99
   Custodian fees                                                                  434
   Trustees' fees -- deferred compensation plan                                    982
   Other                                                                         1,427
--------------------------------------------------------------------------------------
Total Liabilities                                                               35,088
--------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                           49,020,841
  Accumulated net realized gain (loss) on investments                               (1)
--------------------------------------------------------------------------------------
Total Net Assets                                                          $ 49,020,840
--------------------------------------------------------------------------------------
  Morgan                                                                  $  3,919,246
  Premier                                                                 $  5,887,641
  Agency                                                                  $ 11,669,540
  Class B                                                                 $      8,247
  Class C                                                                 $        661
  Institutional                                                           $ 26,513,965
  Reserve                                                                 $    269,516
  Select                                                                  $    667,459
  Cash Management                                                         $     84,565
--------------------------------------------------------------------------------------
Total                                                                     $ 49,020,840
--------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number of shares authorized)
  Morgan                                                                     3,919,166
  Premier                                                                    5,887,645
  Agency                                                                    11,669,427
  Class B                                                                        8,256
  Class C                                                                          661
  Institutional                                                             26,514,862
  Reserve                                                                      269,525
  Select                                                                       667,371
  Cash Management                                                               84,569
Net asset value, offering and redemption price per share (all classes)*   $       1.00
--------------------------------------------------------------------------------------
Cost of investments                                                       $ 48,977,788
======================================================================================

* Redemption price for Class B and Class C may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

                                                                       LIQUID ASSETS       U.S. GOVERNMENT
                                                                       MONEY MARKET          MONEY MARKET
                                                                           FUND                  FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                   $         2,402,388   $      6,683,554
  Repurchase agreements, at value                                               227,424          2,473,679
----------------------------------------------------------------------------------------------------------
Total investment securities, at value                                         2,629,812          9,157,233
----------------------------------------------------------------------------------------------------------
  Cash                                                                               --^                 1
  Receivables:
    Fund shares sold                                                                305                  2
    Interest                                                                      7,101             13,459
----------------------------------------------------------------------------------------------------------
Total Assets                                                                  2,637,218          9,170,695
----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Dividends                                                                       528              3,240
  Accrued liabilities:
    Investment advisory fees                                                        230                757
    Administration fees                                                              46                227
    Shareholder servicing fees                                                       51              1,184
    Distribution fees                                                                --                 81
    Custodian fees                                                                   29                 81
    Trustees' fees -- deferred compensation plan                                     10                429
    Other                                                                           145                357
----------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 1,039              6,356
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                             2,636,133          9,164,294
  Accumulated net realized gain (loss) on investments                                46                 45
----------------------------------------------------------------------------------------------------------
Total Net Assets                                                    $         2,636,179   $      9,164,339
----------------------------------------------------------------------------------------------------------
  Morgan                                                            $            20,692   $      2,615,486
  Premier                                                           $            53,109   $        537,458
  Agency                                                            $           336,624   $      3,790,487
  Institutional                                                     $         2,225,754   $      2,220,908
----------------------------------------------------------------------------------------------------------
Total                                                               $         2,636,179   $      9,164,339
----------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number of
shares authorized)
  Morgan                                                                         20,691          2,615,543
  Premier                                                                        53,109            537,448
  Agency                                                                        336,621          3,790,455
  Institutional                                                               2,225,713          2,220,892
Net asset value, offering and redemption
  price per share (all classes)                                     $              1.00   $           1.00
----------------------------------------------------------------------------------------------------------
Cost of investments                                                 $         2,629,812   $      9,157,233
==========================================================================================================

^Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                       TREASURY PLUS            FEDERAL
                                                                       MONEY MARKET          MONEY MARKET
                                                                           FUND                  FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                   $           987,551    $      2,954,848
  Repurchase agreements, at value                                             3,040,556                  --
-----------------------------------------------------------------------------------------------------------
Total investment securities, at value                                         4,028,107           2,954,848
-----------------------------------------------------------------------------------------------------------
  Cash                                                                               --^                 20
  Receivables:
    Interest                                                                      4,499               4,859
    Expense reimbursements                                                            2                  --
-----------------------------------------------------------------------------------------------------------
Total Assets                                                                  4,032,608           2,959,727
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Dividends                                                                     1,681               1,772
  Accrued liabilities:
    Investment advisory fees                                                        336                 248
    Administration fees                                                             245                  99
    Shareholder servicing fees                                                      560                 313
    Distribution fees                                                                67                   8
    Custodian fees                                                                   52                  36
    Trustees' fees -- deferred compensation plan                                    163                  75
    Other                                                                           244                 177
-----------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 3,348               2,728
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                             4,029,220           2,957,036
  Accumulated undistributed (overdistributed)
   net investment income                                                            (46)                (24)
  Accumulated net realized gain (loss) on investments                                86                 (13)
-----------------------------------------------------------------------------------------------------------
Total Net Assets                                                    $         4,029,260    $      2,956,999
-----------------------------------------------------------------------------------------------------------
  Morgan                                                            $           783,044    $        238,643
  Premier                                                           $         1,113,625    $      1,057,504
  Agency                                                            $         1,037,159    $        389,465
  Institutional                                                     $           895,495    $      1,271,387
  Reserve                                                           $           199,937    $             --
-----------------------------------------------------------------------------------------------------------
Total                                                               $         4,029,260    $      2,956,999
-----------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number of
shares authorized)
  Morgan                                                                        783,098             238,650
  Premier                                                                     1,113,692           1,057,992
  Agency                                                                      1,037,012             389,456
  Institutional                                                                 895,518           1,271,413
  Reserve                                                                       199,952                  --
Net asset value, offering and redemption
  price per share (all classes)                                     $              1.00    $           1.00
-----------------------------------------------------------------------------------------------------------
Cost of investments                                                 $         4,028,107    $      2,954,848
===========================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                         100% U.S.
                                                                    TREASURY SECURITIES       TAX FREE
                                                                        MONEY MARKET        MONEY MARKET
                                                                            FUND                FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                   $         5,191,964   $     14,465,831
  Cash                                                                                1                 --
  Receivables:
    Fund shares sold                                                                  4                 10
    Interest                                                                      6,462             28,938
    Expense reimbursements                                                            2                 --
----------------------------------------------------------------------------------------------------------
Total Assets                                                                  5,198,433         14,494,779
----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Due to custodian                                                                 --                310
    Dividends                                                                     1,851              5,859
    Investment securities purchased                                                  --             21,508
  Accrued liabilities:
    Investment advisory fees                                                        436              1,223
    Administration fees                                                             379              1,052
    Shareholder servicing fees                                                      715              1,090
    Distribution fees                                                                25                 13
    Custodian fees                                                                   46                132
    Trustees' fees -- deferred compensation plan                                    236                131
    Other                                                                           458                434
----------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 4,146             31,752
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                             5,194,281         14,464,454
  Accumulated undistributed (overdistributed)
     net investment income                                                           --             (3,704)
  Accumulated net realized gain (loss) on investments                                 6              2,277
----------------------------------------------------------------------------------------------------------
Total Net Assets                                                    $         5,194,287   $     14,463,027
----------------------------------------------------------------------------------------------------------
  Morgan                                                            $         1,868,692   $        566,501
  Premier                                                           $           564,734   $      4,038,922
  Agency                                                            $           784,065   $      1,173,270
  Institutional                                                     $         1,976,796   $      8,684,334
----------------------------------------------------------------------------------------------------------
Total                                                               $         5,194,287   $     14,463,027
----------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number of
shares authorized)
  Morgan                                                                      1,868,889            567,251
  Premier                                                                       564,729          4,039,341
  Agency                                                                        783,923          1,173,582
  Institutional                                                               1,976,812          8,684,090
Net asset value, offering and redemption
  price per share (all classes)                                     $              1.00   $           1.00
----------------------------------------------------------------------------------------------------------
Cost of investments                                                 $         5,191,964   $     14,465,831
==========================================================================================================

                       See notes to financial statements.

                                                                      CALIFORNIA           NEW YORK
                                                                       TAX FREE            TAX FREE
                                                                     MONEY MARKET        MONEY MARKET
                                                                         FUND                FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                $           154,150   $      1,710,756
  Cash                                                                            26                  7
  Receivables:
    Interest                                                                     331              5,482
-------------------------------------------------------------------------------------------------------
Total Assets                                                                 154,507          1,716,245
-------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Dividends                                                                     70                309
    Investment securities purchased                                               --             20,075
  Accrued liabilities:
    Investment advisory fees                                                      13                145
    Administration fees                                                            4                136
    Shareholder servicing fees                                                    29                506
    Distribution fees                                                             --                 29
    Custodian fees                                                                 7                 24
    Trustees' fees -- deferred compensation plan                                   5                 93
    Other                                                                         53                271
-------------------------------------------------------------------------------------------------------
Total Liabilities                                                                181             21,588
-------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                            154,370          1,694,103
  Accumulated undistributed (overdistributed)
     net investment income                                                       (49)               158
  Accumulated net realized gain (loss) on investments                              5                396
-------------------------------------------------------------------------------------------------------
Total Net Assets                                                 $           154,326   $      1,694,657
-------------------------------------------------------------------------------------------------------
  Morgan                                                         $           154,326   $      1,540,274
  Reserve                                                        $                --   $        154,383
-------------------------------------------------------------------------------------------------------
Total                                                            $           154,326   $      1,694,657
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number of
shares authorized)
  Morgan                                                                     154,386          1,539,850
  Reserve                                                                         --            154,356
Net asset value, offering and redemption
  price per share (all classes)                                  $              1.00   $           1.00
-------------------------------------------------------------------------------------------------------
Cost of investments                                              $           154,150   $      1,710,756
=======================================================================================================

                       See notes to financial statements.

Statement of Operations

For the year ended August 31, 2004
(Amounts in thousands)

                                                                              PRIME
                                                                          MONEY MARKET
                                                                              FUND
--------------------------------------------------------------------------------------
INTEREST INCOME:                                                          $    568,501
--------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                      48,047
  Administration fees                                                           48,047
  Shareholder servicing fees                                                    69,020
  Distribution fees                                                              1,321
  Custodian and accounting fees                                                  3,045
  Interest expense                                                                   8
  Printing and postage                                                             219
  Professional fees                                                                895
  Registration fees                                                                921
  Transfer agent fees                                                            3,420
  Trustees' fees                                                                   881
  Other                                                                          1,537
--------------------------------------------------------------------------------------
Total expenses                                                                 177,361
--------------------------------------------------------------------------------------
  Less amounts waived                                                           39,156
  Less earnings credits                                                              2
--------------------------------------------------------------------------------------
    Net expenses                                                               138,203
--------------------------------------------------------------------------------------
Net investment income                                                          430,298
--------------------------------------------------------------------------------------
REALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investment transactions                                      (2)
--------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations                   $    430,296
--------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                       LIQUID ASSETS      U.S. GOVERNMENT
                                                                       MONEY MARKET         MONEY MARKET
                                                                           FUND                 FUND
----------------------------------------------------------------------------------------------------------
INTEREST INCOME:                                                    $            37,158   $        106,015
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                        3,119              9,263
  Administration fees                                                             3,119              9,263
  Shareholder servicing fees                                                      3,235             17,283
  Distribution fees                                                                  21              3,481
  Custodian and accounting fees                                                     249                576
  Interest expense                                                                    2                 --^
  Printing and postage                                                               18                 56
  Professional fees                                                                 103                171
  Registration fees                                                                  61              1,113
  Transfer agent fees                                                               150                596
  Trustees' fees                                                                     47                170
  Other                                                                              73                243
----------------------------------------------------------------------------------------------------------
Total expenses                                                                   10,197             42,215
----------------------------------------------------------------------------------------------------------
  Less amounts waived                                                             5,109              8,759
  Less earnings credits                                                               1                 --^
----------------------------------------------------------------------------------------------------------
    Net expenses                                                                  5,087             33,456
----------------------------------------------------------------------------------------------------------
Net investment income                                                            32,071             72,559
----------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                                67                 34
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations             $            32,138   $         72,593
----------------------------------------------------------------------------------------------------------

^Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                       TREASURY PLUS           FEDERAL
                                                                       MONEY MARKET         MONEY MARKET
                                                                            FUND                FUND
----------------------------------------------------------------------------------------------------------
INTEREST INCOME:                                                    $            42,522   $         38,339
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                        3,966              3,483
  Administration fees                                                             3,966              3,483
  Shareholder servicing fees                                                      8,069              6,147
  Distribution fees                                                               1,412                299
  Custodian and accounting fees                                                     296                226
  Interest expense                                                                   --^                --^
  Printing and postage                                                               20                 13
  Professional fees                                                                 110                112
  Registration fees                                                                 500                220
  Transfer agent fees                                                               289                473
  Trustees' fees                                                                     73                 64
  Other                                                                             136                136
----------------------------------------------------------------------------------------------------------
Total expenses                                                                   18,837             14,656
----------------------------------------------------------------------------------------------------------
  Less amounts waived                                                             3,111              2,788
  Less expense reimbursements                                                        12                 --
  Less earnings credits                                                              --^                --^
----------------------------------------------------------------------------------------------------------
    Net expenses                                                                 15,714             11,868
----------------------------------------------------------------------------------------------------------
Net investment income                                                            26,808             26,471
----------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                               341                (13)
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations             $            27,149   $         26,458
----------------------------------------------------------------------------------------------------------

^Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                         100% U.S.
                                                                    TREASURY SECURITIES       TAX FREE
                                                                        MONEY MARKET        MONEY MARKET
                                                                            FUND                FUND
----------------------------------------------------------------------------------------------------------
INTEREST INCOME:                                                    $            52,276   $        132,412
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                        5,085             12,355
  Administration fees                                                             5,085             12,355
  Shareholder servicing fees                                                     11,638             19,243
  Distribution fees                                                               2,273                608
  Custodian and accounting fees                                                     353                765
  Interest expense                                                                   --^                 8
  Printing and postage                                                               29                 33
  Professional fees                                                                 103                268
  Registration fees                                                                  --                  9
  Transfer agent fees                                                               713                321
  Trustees' fees                                                                     93                225
  Other                                                                              86                359
----------------------------------------------------------------------------------------------------------
Total expenses                                                                   25,458             46,549
----------------------------------------------------------------------------------------------------------
  Less amounts waived                                                             4,499              9,984
  Less expense reimbursements                                                        23                 --
  Less earnings credits                                                              --^                19
----------------------------------------------------------------------------------------------------------
    Net expenses                                                                 20,936             36,546
----------------------------------------------------------------------------------------------------------
Net investment income                                                            31,340             95,866
----------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                               360              2,276
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations             $            31,700   $         98,142
----------------------------------------------------------------------------------------------------------

^Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                        CALIFORNIA            NEW YORK
                                                                         TAX FREE             TAX FREE
                                                                       MONEY MARKET         MONEY MARKET
                                                                           FUND                 FUND
----------------------------------------------------------------------------------------------------------
INTEREST INCOME:                                                    $             1,664   $         19,032
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                          157              1,780
  Administration fees                                                               157              1,780
  Shareholder servicing fees                                                        549              6,230
  Distribution fees                                                                 157              2,122
  Custodian and accounting fees                                                      25                127
  Interest expense                                                                   --^                 1
  Printing and postage                                                               --^                19
  Professional fees                                                                  54                 86
  Registration fees                                                                 100                 --
  Transfer agent fees                                                                46                487
  Trustees' fees                                                                      3                 33
  Other                                                                               7                 55
----------------------------------------------------------------------------------------------------------
Total expenses                                                                    1,255             12,720
----------------------------------------------------------------------------------------------------------
  Less amounts waived                                                               392              1,871
  Less earnings credits                                                               1                  5
----------------------------------------------------------------------------------------------------------
    Net expenses                                                                    862             10,844
----------------------------------------------------------------------------------------------------------
Net investment income                                                               802              8,188
----------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investment transactions                                        5                396
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations             $               807   $          8,584
----------------------------------------------------------------------------------------------------------

^Amount rounds to less than one thousand.

                       See notes to financial statements.

Statement of Changes in Net Assets For the periods indicated
(Amounts in thousands)

                                                                                       PRIME
                                                                                 MONEY MARKET FUND
                                                                         ----------------------------------
                                                                                     YEAR ENDED
                                                                             8/31/04            8/31/03
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                  $       430,298    $       602,371
  Net realized gain (loss) on investments                                             (2)                 9
-----------------------------------------------------------------------------------------------------------
    Increase in net assets from operations                                       430,296            602,380
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                         (428,985)          (603,707)
  Net realized gain on investment transactions                                        --               (147)
-----------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                         (428,985)          (603,854)
-----------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                           (428,700)           519,344
-----------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                     (427,389)           517,870
NET ASSETS:
  Beginning of period                                                         49,448,229         48,930,359
-----------------------------------------------------------------------------------------------------------
  End of period                                                          $    49,020,840    $    49,448,229
-----------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME      $            --    $        (1,313)
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                     LIQUID ASSETS                       U.S. GOVERNMENT
                                                                   MONEY MARKET FUND                    MONEY MARKET FUND
                                                          ----------------------------------    ----------------------------------
                                                                      YEAR ENDED                            YEAR ENDED
                                                              8/31/04            8/31/03            8/31/04            8/31/03
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                   $        32,071    $        28,307    $        72,559    $        95,487
  Net realized gain (loss) on investments                              67                 73                 34                281
----------------------------------------------------------------------------------------------------------------------------------
    Increase in net assets from operations                         32,138             28,380             72,593             95,768
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (32,062)           (28,315)           (72,399)           (95,524)
  Net realized gain on investment transactions                        (88)                (6)              (267)                (3)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                           (32,150)           (28,321)           (72,666)           (95,527)
----------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS              64,734          1,356,372           (317,753)           115,592
----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                        64,722          1,356,431           (317,826)           115,833
NET ASSETS:
  Beginning of period                                           2,571,457          1,215,026          9,482,165          9,366,332
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                           $     2,636,179    $     2,571,457    $     9,164,339    $     9,482,165
----------------------------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
    INVESTMENT INCOME                                     $            --    $            (9)   $            --    $          (160)
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                    TREASURY PLUS                            FEDERAL
                                                                  MONEY MARKET FUND                     MONEY MARKET FUND
                                                          ----------------------------------    ----------------------------------
                                                                      YEAR ENDED                            YEAR ENDED
                                                              8/31/04            8/31/03            8/31/04            8/31/03
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                   $        26,808    $        37,997    $        26,471    $        44,931
  Net realized gain (loss) on investments                             341                 15                (13)                24
----------------------------------------------------------------------------------------------------------------------------------
    Increase in net assets from operations                         27,149             38,012             26,458             44,955
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (26,808)           (38,099)           (26,314)           (44,861)
  Net realized gain on investment transactions                         --                 --                 --                (66)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                           (26,808)           (38,099)           (26,314)           (44,927)
----------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS             240,344           (215,318)          (613,702)          (761,408)
----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                       240,685           (215,405)          (613,558)          (761,380)
NET ASSETS:
  Beginning of period                                           3,788,575          4,003,980          3,570,557          4,331,937
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                           $     4,029,260    $     3,788,575    $     2,956,999    $     3,570,557
----------------------------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
    INVESTMENT INCOME                                     $           (46)   $           (46)   $           (24)   $          (186)
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                  100% U.S. TREASURY
                                                                      SECURITIES                             TAX FREE
                                                                  MONEY MARKET FUND                     MONEY MARKET FUND
                                                          ----------------------------------    ----------------------------------
                                                                      YEAR ENDED                            YEAR ENDED
                                                              8/31/04            8/31/03            8/31/04            8/31/03
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                   $        31,340    $        48,374    $        95,866    $        93,998
  Net realized gain (loss) on investments                             360                231              2,276                858
----------------------------------------------------------------------------------------------------------------------------------
    Increase in net assets from operations                         31,700             48,605             98,142             94,856
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (31,304)           (48,312)           (95,834)           (94,379)
  Net realized gain on investment transactions                       (536)               (60)                --                 --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                           (31,840)           (48,372)           (95,834)           (94,379)
----------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS             226,764           (268,077)         3,319,798          2,189,669
----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                       226,624           (267,844)         3,322,106          2,190,146
NET ASSETS:
  Beginning of period                                           4,967,663          5,235,507         11,140,921          8,950,775
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                           $     5,194,287    $     4,967,663    $    14,463,027    $    11,140,921
----------------------------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
    INVESTMENT INCOME                                     $            --    $           (36)   $        (3,704)   $        (3,818)
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                  CALIFORNIA TAX FREE                    NEW YORK TAX FREE
                                                                   MONEY MARKET FUND                     MONEY MARKET FUND
                                                          ----------------------------------    ----------------------------------
                                                                      YEAR ENDED                            YEAR ENDED
                                                              8/31/04            8/31/03            8/31/04            8/31/03
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                   $           802    $         1,118    $         8,188    $        14,980
  Net realized gain (loss) on investments                               5                  5                396                417
----------------------------------------------------------------------------------------------------------------------------------
    Increase in net assets from operations                            807              1,123              8,584             15,397
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (802)            (1,133)            (8,188)           (14,748)
  Net realized gain (loss) on investment transactions                  --                 --                 --               (386)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                              (802)            (1,133)            (8,188)           (15,134)
----------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS               5,174            (13,914)          (143,137)          (465,972)
----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                         5,179            (13,924)          (142,741)          (465,709)
NET ASSETS:
  Beginning of period                                             149,147            163,071          1,837,398          2,303,107
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                           $       154,326    $       149,147    $     1,694,657    $     1,837,398
----------------------------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
    INVESTMENT INCOME                                     $           (49)   $           (49)   $           158    $          (260)
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Mutual Fund Trust ("MFT" or "the Trust") was organized on February 4, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. MFT was formerly named Mutual Fund Trust. The name change went into effect May 1, 2003.

The following are nine separate portfolios of the Trust (collectively, the "Funds").

FUND                                       CLASSES OFFERED
JPMorgan Prime Money Market
Fund ("PRM")                               Morgan, Premier, Agency, Class B, Class C
                                           Institutional, Reserve, Select, Cash Management

JPMorgan Liquid Assets Money Market
  Fund ("LA")                              Morgan, Premier, Agency, Institutional

JPMorgan U.S. Government Money Market
  Fund ("USG")                             Morgan, Premier, Agency, Institutional

JPMorgan Treasury Plus Money Market
  Fund ("TP")                              Morgan, Premier, Agency, Institutional,
                                           Reserve

JPMorgan Federal Money Market
  Fund ("FED")                             Morgan, Premier, Agency, Institutional

JPMorgan 100% U.S. Treasury Securities
  Money Market Fund ("USTS")               Morgan, Premier, Agency, Institutional

JPMorgan Tax Free Money Market
  Fund ("TF")                              Morgan, Premier, Agency, Institutional

JPMorgan California Tax Free Money
  Market Fund ("CTF")                      Morgan

JPMorgan New York Tax Free Money
  Market Fund ("NYTF")                     Morgan, Reserve

Class B and C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Morgan shares after 8 years. No sales charges are assessed with respect to Agency Class, Institutional Class, Premier Class, Select Class, Reserve Class, and Cash Management Class.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

On August 19, 2004, the Board of Trustees of the Trust approved management's proposal to merge the Target Funds listed below with and into the Acquiring Funds listed below:

TARGET FUND                                                     ACQUIRING FUND
JPMorgan Liquid Assets
Money Market Fund                      merges with and into     One Group Prime Money
                                                                Market Fund

One Group Institutional Prime
Money Market Fund                      merges with and into     JPMorgan Prime Money
                                                                Market Fund

One Group U.S. Government
Securities Money Market Fund
and JPMorgan US Government             merges with and into     One Group Government
Money Market Fund                                               Money Market Fund

JPMorgan Treasury Plus
Money Market Fund                      merges with and into     One Group U.S. Treasury
                                                                Securities Money Market Fund

One Group Treasury Only
Money Market Fund                      merges with and into     JPMorgan 100% US Treasury
                                                                Securities Money Market Fund

Each proposed merger is contingent upon, among other things, approval by the Target Fund's shareholders and regulatory review and receipt of an opinion of counsel to the effect that the merger will qualify as a tax-free reorganization for Federal income tax purposes. If approved, the merger is expected to occur on February 18, 2005, or such later date as the parties to each such merger transaction may agree.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- PRM and LA may engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade. USG, TP, FED, USTS, TF, CTF, and NYTF may engage in repurchase agreements that are fully collateralized, primarily by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts at August 31, 2004 (amounts in thousands):

                                        ACCUMULATED                ACCUMULATED
                                       UNDISTRIBUTED/              NET REALIZED
                                      (OVERDISTRIBUTED)             GAIN (LOSS)
               PAID-IN-CAPITAL      NET INVESTMENT INCOME         ON INVESTMENTS
FED                $   --                  $    5                    $    (5)
TF                     (2)                     82                        (80)
CTF                    --^                     --^                        --
NYTF                   --                     418                       (418)

^ amount rounds to less than one thousand.

The reclassifications for FED and NYTF relate primarily to the character for tax purposes of dividends paid. The reclassifications for TF relate primarily to the character for tax purposes of non-deductible excise tax and dividends paid. The reclassifications for CTF relate primarily to the character for tax purposes of non-deductible excise tax.

H. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

As approved by the Board of Trustees on August 19, 2004, effective February 19, 2005, the Investment Advisory Fee will be reduced to an annual rate of 0.08% of the average daily net assets for each respective Fund.

The Advisor waived fees and/or reimbursed expenses as outlined in Note 3.F.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Morgan, Premier, Class B, Class C, Reserve and Cash Management Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the

Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                 CASH
FUND    MORGAN    PREMIER    CLASS B    CLASS C    RESERVE    MANAGEMENT
PRM       n/a        n/a       0.75       0.75       0.25        0.50
LA       0.10        n/a        n/a        n/a        n/a         n/a
USG      0.10       0.10        n/a        n/a        n/a         n/a
TP       0.10        n/a        n/a        n/a       0.25         n/a
FED      0.10        n/a        n/a        n/a        n/a         n/a
USTS     0.10        n/a        n/a        n/a        n/a         n/a
TF       0.10        n/a        n/a        n/a        n/a         n/a
CTF      0.10        n/a        n/a        n/a        n/a         n/a
NYTF     0.10        n/a        n/a        n/a       0.30         n/a

In addition, JPMFD is entitled to receive the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 3.F.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into a Distribution Agreement with One Group Dealer Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

C. SHAREHOLDER SERVICING FEES -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JP Morgan Chase Bank ("JPMCB"), under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                                                 CASH
FUND   MORGAN   PREMIER*   AGENCY*   CLASS B   CLASS C   INSTITUTIONAL   RESERVE*   SELECT    MANAGEMENT*
PRM     0.35      0.25      0.10       0.25      0.25         0.10         0.25      0.25        0.25
LA      0.35      0.25      0.10        n/a       n/a         0.10          n/a       n/a         n/a
USG     0.35      0.25      0.10        n/a       n/a         0.10          n/a       n/a         n/a
TP      0.35      0.25      0.10        n/a       n/a         0.10         0.25       n/a         n/a
FED     0.35      0.25      0.10        n/a       n/a         0.10          n/a       n/a         n/a
USTS    0.35      0.25      0.10        n/a       n/a         0.10          n/a       n/a         n/a
TF      0.35      0.25      0.10        n/a       n/a         0.10          n/a       n/a         n/a
CTF     0.35       n/a       n/a        n/a       n/a          n/a          n/a       n/a         n/a
NYTF    0.35       n/a       n/a        n/a       n/a          n/a         0.35       n/a         n/a

* As approved by the Board of Trustees on August 19, 2004, effective February 19, 2005, Shareholder Servicing Fees will be increased to 0.15% for the Agency Class shares and to 0.30% for the Cash Management, Premier and Reserve Class shares respectively.

On August 19, 2004, the Board of Trustees approved management's proposal to replace JPMCB with One Group Dealer Services, Inc. as Shareholder Servicing Agent. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Funds may be sold to or through financial intermediaries who are customers of JPMCB, including financial institutions and broker-dealers, that may be paid fees by JPMCB or its affiliates for services provided to their clients that invest in the Funds. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as investment alternatives may also be paid a fee.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion.

BISYS Fund Services, LP ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator, Advisor and Distributor have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                                                               CASH
FUND     MORGAN   PREMIER   AGENCY   CLASS B   CLASS C   INSTITUTIONAL   RESERVE   SELECT   MANAGEMENT
PRM       0.59      0.45    0.26^^     1.24      1.24         0.20         0.70     0.44       0.97
LA        0.59      0.45    0.26        n/a       n/a         0.20          n/a      n/a        n/a
USG       0.59      0.45    0.26        n/a       n/a         0.20          n/a      n/a        n/a
TP        0.59      0.45    0.25        n/a       n/a         0.20         0.70      n/a        n/a
FED       0.70      0.45    0.26        n/a       n/a         0.20          n/a      n/a        n/a
USTS      0.59      0.46    0.25        n/a       n/a         0.20          n/a      n/a        n/a
TF        0.59      0.45    0.26        n/a       n/a         0.20          n/a      n/a        n/a
CTF       0.55       n/a     n/a        n/a       n/a          n/a          n/a      n/a        n/a
NYTF      0.59       n/a     n/a        n/a       n/a          n/a         0.79      n/a        n/a

^^   The limitation percentage prior to January 1, 2004, was 0.30%.

The contractual expense limitation agreements were in effect for the year ended August 31, 2004 for the Funds. The expense limitation percentages in the table above are due to expire on December 31, 2006 except for USG and USTS which are due to expire on February 19, 2006.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc., ("OGA") an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Administrative fees charged to the Funds will be subject to the same fee structure as those paid to the current Administrator.

JPMCB will begin to provide sub-administrative services to the Funds in 2005. For such services, JPMCB will receive a portion of the fees payable to OGA as Administrator.

The Administrator waived fees and/or reimbursed expenses as outlined in Note
3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended August 31, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the Administrator expect the Fund to repay any such waived fees and reimbursed expenses in future years.

                                VOLUNTARY WAIVERS
                  ---------------------------------------------
                                    SHAREHOLDER
FUND              ADMINISTRATION    SERVICING             TOTAL
PRM               $        1,922    $      2,827     $    4,749
LA                         1,556              --          1,556
USTS                          27              --             27
---------------------------------------------------------------
Total             $        3,505    $      2,827     $    6,332

                                            CONTRACTUAL WAIVERS
                  ------------------------------------------------------------------------
                  INVESTMENT                     SHAREHOLDER                                 CONTRACTUAL
FUND              ADVISOR      ADMINISTRATION    SERVICING      DISTRIBUTION       TOTAL     REIMBURSEMENTS
PRM               $       --   $        5,879    $    28,528   $          --    $   34,407   $           --
LA                        --              939          2,594              20         3,553               --
USG                       --            4,808          2,003           1,948         8,759               --
TP                        --            1,293          1,231             587         3,111               12
FED                       --              846          1,756             186         2,788               --
USTS                      --              634          1,865           1,973         4,472               23
TF                        --            1,767          7,751             466         9,984               --
CTF                       --              110            126             156           392               --
NYTF                      --              125             --           1,746         1,871               --
-----------------------------------------------------------------------------------------------------------
Total             $       --   $       16,401    $    45,854   $       7,082    $   69,337   $           35

G. OTHER -- Certain officers of the Trust are officers of JPMorgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments and tax exempt securities subject to certain conditions.

4. CLASS SPECIFIC EXPENSES
The Funds' class specific expenses for the year ended August 31, 2004 are as follows (amounts in thousands):

                            SHAREHOLDER
                            SERVICING          DISTRIBUTION    TRANSFER AGENT
PRM
Morgan                      $        14,809   $           --   $        2,883
Premier                              14,518               --              131
Agency                               11,811               --               88
Class B                                  22               65                6
Class C                                   1                4               --^
Institutional                        25,075               --              126
Reserve                                 722              722               26
Select                                1,797               --              129
Cash Management                         265              530               31
-----------------------------------------------------------------------------
                            $        69,020   $        1,321   $        3,420
-----------------------------------------------------------------------------
LA
Morgan                      $            69   $           21   $           51
Premier                                 111               --               28
Agency                                  362               --               29
Institutional                         2,693               --               42
-----------------------------------------------------------------------------
                            $         3,235   $           21   $          150
-----------------------------------------------------------------------------
USG
Morgan                      $         9,792   $        2,798   $          453
Premier                               1,708              683               61
Agency                                3,852               --               45
Institutional                         1,931               --               37
-----------------------------------------------------------------------------
                            $        17,283   $        3,481   $          596
-----------------------------------------------------------------------------
TP
Morgan                      $         2,895   $          827   $          124
Premier                               2,807               --               52
Agency                                1,157               --               43
Institutional                           625               --               37
Reserve                                 585              585               33
-----------------------------------------------------------------------------
                            $         8,069   $        1,412   $          289
-----------------------------------------------------------------------------
FED
Morgan                      $         1,045   $          299   $          342
Premier                               3,195               --               65
Agency                                  355               --               33
Institutional                         1,552               --               33
-----------------------------------------------------------------------------
                            $         6,147   $          299   $          473
-----------------------------------------------------------------------------

^   Amount rounds to less than one thousand.

                            SHAREHOLDER
                            SERVICING          DISTRIBUTION    TRANSFER AGENT
USTS
Morgan                      $         7,955   $        2,273   $          607
Premier                               1,451               --               31
Agency                                  837               --               52
Institutional                         1,395               --               23
-----------------------------------------------------------------------------
                            $        11,638   $        2,273   $          713
-----------------------------------------------------------------------------
TF
Morgan                      $         2,128   $          608   $          108
Premier                               8,945               --              102
Agency                                  851               --               35
Institutional                         7,319               --               76
-----------------------------------------------------------------------------
                            $        19,243   $          608   $          321
-----------------------------------------------------------------------------
CTF
Morgan                      $           549   $          157   $           46
-----------------------------------------------------------------------------
NYTF
Morgan                      $         5,631   $        1,609   $          471
Reserve                                 599              513               16
-----------------------------------------------------------------------------
                            $         6,230   $        2,122   $          487
-----------------------------------------------------------------------------

5. CLASS SPECIFIC DISTRIBUTIONS
The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended August 31, 2004 and for the year ended August 31, 2003, respectively, are as follows (amounts in thousands):

                                    YEAR ENDED 8/31/04                  YEAR ENDED 8/31/03
                            ---------------------------------   ---------------------------------
                                   NET                                 NET
                            INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
PRM
Morgan                      $          24,826   $          --   $          52,751   $          13
Premier                                42,429              --              57,405              15
Agency                                108,701              --             156,314              34
Class B                                    10              --                  33              --^
Class C                                    --^             --                   2              --^
Institutional                         246,122              --             322,886              80
Reserve                                 1,380              --               3,076               1
Select                                  5,302              --               9,496               2
Cash
Management                                215              --               1,744               2
-------------------------------------------------------------------------------------------------
                            $         428,985   $          --   $         603,707   $         147

^ Amount rounds to less than one thousand.

                                    YEAR ENDED 8/31/04                  YEAR ENDED 8/31/03
                            ---------------------------------   ---------------------------------
                                   NET                                 NET
                            INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
LA
Morgan                      $             128   $          --^  $             167   $          --^
Premier                                   351               2                 551              --^
Agency                                  3,525              13               2,856               1
Institutional                          28,058              73              24,741               5
-------------------------------------------------------------------------------------------------
                            $          32,062   $          88   $          28,315   $           6
-------------------------------------------------------------------------------------------------
USG
Morgan                      $          15,493   $          80   $          26,848   $           1
Premier                                 4,751              19               9,729               1
Agency                                 33,951             105              44,401               1
Institutional                          18,204              63              14,546              --
-------------------------------------------------------------------------------------------------
                            $          72,399   $         267   $          95,524   $           3
-------------------------------------------------------------------------------------------------
TP
Morgan                      $           3,993   $          --   $           6,988   $          --
Premier                                 6,977              --               9,186              --
Agency                                  9,423              --              13,515              --
Institutional                           5,560              --               6,795              --
Reserve                                   855              --               1,615              --
-------------------------------------------------------------------------------------------------
                            $          26,808   $          --   $          38,099   $          --
-------------------------------------------------------------------------------------------------
FED
Morgan                      $           1,183   $          --   $           2,728   $           6
Premier                                 8,278              --              13,807              23
Agency                                  3,007              --               4,738               6
Institutional                          13,846              --              23,588              31
-------------------------------------------------------------------------------------------------
                            $          26,314   $          --   $          44,861   $          66
-------------------------------------------------------------------------------------------------
USTS
Morgan                      $           9,828   $         240   $          24,263   $          34
Premier                                 3,307              62               4,451               7
Agency                                  6,476              92              10,629               9
Institutional                          11,693             142               8,969              10
-------------------------------------------------------------------------------------------------
                            $          31,304   $         536   $          48,312   $          60
-------------------------------------------------------------------------------------------------
TF
Morgan                      $           2,913   $          --   $           4,971   $          --
Premier                                22,205              --              28,176              --
Agency                                  6,935              --               9,026              --
Institutional                          63,781              --              52,206              --
-------------------------------------------------------------------------------------------------
                            $          95,834   $          --   $          94,379   $          --
-------------------------------------------------------------------------------------------------
CTF
Morgan                      $             802   $          --   $           1,133   $          --
-------------------------------------------------------------------------------------------------
NYTF
Morgan                      $           7,711   $          --   $          13,831   $         355
Reserve                                   477              --                 917              31
-------------------------------------------------------------------------------------------------
                            $           8,188   $          --   $          14,748   $         386
-------------------------------------------------------------------------------------------------


^ Amount rounds to less than one thousand.

6. FEDERAL INCOME TAX MATTERS

The tax character of distributions paid during the periods ended August 31, 2004, and August 31, 2003, were as follows (amounts in thousands):

                               YEAR ENDED 8/31/04                                      YEAR ENDED 8/31/03
             -----------------------------------------------------   ------------------------------------------------------
             TAX EXEMPT    ORDINARY      LONG-TERM        TOTAL      TAX EXEMPT    ORDINARY      LONG-TERM        TOTAL
               INCOME       INCOME     CAPITAL GAIN   DISTRIBUTION     INCOME       INCOME     CAPITAL GAIN   DISTRIBUTIONS
PRM          $       --   $  428,985   $         --   $    428,985   $       --   $  603,854   $         --   $     603,854
LA                   --       32,150             --         32,150           --       28,321             --          28,321
USG                  --       72,655             11         72,666           --       95,527             --          95,527
TP                   --       26,808             --         26,808           --       38,099             --          38,099
FED                  --       26,314             --         26,314           --       44,927             --          44,927
USTS                 --       31,840             --^        31,840           --       48,372             --          48,372
TF               95,737           17             80         95,834       93,988          272            119          94,379
CTF                 802           --             --            802        1,115           18             --           1,133
NYTF              7,770          389             29          8,188       14,676          458             --          15,134

^   Amount rounds to less than one thousand.

At August 31, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                         PRM           LA            USG
Current distributable ordinary income                $   22,838    $      585    $    3,709
Plus/Less: cumulative timing differences                (22,837)         (539)       (3,664)
                                                     ----------    ----------    ----------
Undistributed ordinary income or
  overdistribution of ordinary income                $        1    $       46    $       45
                                                     ==========    ==========    ==========
Current distributable long-term capital
  gain or tax basis capital loss carryover                   (2)           --            --
Plus/Less: cumulative timing differences                     --            --            --
                                                     ----------    ----------    ----------
Undistributed long-term gains/
  accumulated capital loss                                   (2)           --            --
                                                     ==========    ==========    ==========
Unrealized appreciation (depreciation)               $       --    $       --    $       --
                                                     ==========    ==========    ==========

                                                         TP            FED          USTS
Current distributable ordinary income                $    1,881    $    1,823    $    2,090
Plus/Less: cumulative timing differences                 (1,841)       (1,860)       (2,084)
                                                     ----------    ----------    ----------
Undistributed ordinary income or
  overdistribution of ordinary income                $       40    $      (37)   $        6
                                                     ==========    ==========    ==========
Current distributable long-term capital
  gain or tax basis capital loss carryover                   --            --            --
Plus/Less: cumulative timing differences                     --            --            --
                                                     ----------    ----------    ----------
Undistributed long-term gains/
  accumulated capital loss                                   --            --            --
                                                     ==========    ==========    ==========
Unrealized appreciation (depreciation)               $       --    $       --    $       --
                                                     ==========    ==========    ==========

                                                         TF            CTF          NYTF
Current distributable tax exempt income              $    2,277    $       25    $      557
Current distributable ordinary income                     1,795             6           349
Plus/Less: cumulative timing differences                 (5,980)          (75)         (401)
                                                     ----------    ----------    ----------
Undistributed ordinary income or
  overdistribution of ordinary income                $   (1,908)   $      (44)   $      505
                                                     ==========    ==========    ==========
Current distributable long-term capital
  gain or tax basis capital loss carryover                  481            --            49
Plus/Less: cumulative timing differences                     --            --            --
                                                     ----------    ----------    ----------
Undistributed long-term gains/
  accumulated capital loss                                  481            --            49
                                                     ==========    ==========    ==========
Unrealized appreciation (depreciation)               $       --    $       --    $       --
                                                     ==========    ==========    ==========

For PRM, LA, USG, TP, USTS, TF, CTF and NYTF, the cumulative timing differences primarily consist of dividends payable and deferred compensation. For FED, the cumulative timing difference consists of dividends payable, deferred compensation and post October loss deferral.

At August 31, 2004, the following Fund has capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amount in thousands).

                                                   EXPIRATION
                                       AMOUNT         DATE
PRM                                    $    2   August 31, 2012

During the year ended August 31, 2004, TP utilized capital loss carryforwards of $255 (amounts in thousands).

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. FED has incurred a post-October realized loss of $15 (amount in thousands).

7. CONCENTRATIONS AND INDEMNIFICATIONS
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of August 31, 2004, LA and PRM invested 30.6% and 28.6%, respectively, of total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, CTF, and NYTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with CTF primarily investing in issuers in the State of California, and NYTF primarily investing in issuers in the State of New York. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CORPORATE EVENT
On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank name will be JPMorgan Chase Bank, National Association.

9. CAPITAL SHARE TRANSACTIONS
Capital share transactions were as follows for the periods presented (amounts in thousands):

PRIME MONEY MARKET FUND

                                                  MORGAN                          PREMIER
                                      -----------------------------   -----------------------------
                                          AMOUNT          SHARES          AMOUNT          SHARES
---------------------------------------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------------------------------
Shares sold                           $  28,531,137      28,531,134   $  36,616,558      36,616,555
Shares issued in reinvestment
 of distributions                            18,542          18,542           7,332           7,332
Shares redeemed                         (29,257,061)    (29,257,061)    (36,148,850)    (36,148,850)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in
 Fund shares outstanding              $    (707,382)       (707,385)  $     475,040         475,037
===================================================================================================

                                                        YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Shares sold                           $  19,430,639      19,430,640   $  32,907,116      32,907,113
Shares issued in reinvestment
 of distributions                            39,643          39,643          10,165          10,165
Shares redeemed                         (22,395,554)    (22,395,555)    (32,686,869)    (32,686,869)
---------------------------------------------------------------------------------------------------
Net increase (decrease)
 in Fund shares outstanding           $  (2,925,272)     (2,925,272)  $     230,412         230,409
===================================================================================================

                                                  AGENCY                         CLASS B
                                      -----------------------------   -----------------------------
                                          AMOUNT          SHARES          AMOUNT         SHARES
---------------------------------------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------------------------------
Shares sold                           $  70,493,500      70,493,494   $       9,570           9,570
Shares issued in reinvestment
 of distributions                            75,149          75,149               9               9
Shares redeemed                         (71,547,879)    (71,547,879)        (11,427)        (11,427)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in
 Fund shares outstanding              $    (979,230)       (979,236)  $      (1,848)         (1,848)
===================================================================================================

                                                        YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Shares sold                           $  75,329,197      75,329,195   $      16,176          16,177
Shares issued in reinvestment
 of distributions                           108,352         108,352              29              28
Shares redeemed                         (75,351,083)    (75,351,084)        (19,413)        (19,413)
---------------------------------------------------------------------------------------------------
Net increase (decrease)
 in Fund shares outstanding           $      86,466          86,463   $      (3,208)         (3,208)
===================================================================================================

                                                  CLASS C                     INSTITUTIONAL
                                      -----------------------------   -----------------------------
                                          AMOUNT          SHARES          AMOUNT          SHARES
---------------------------------------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------------------------------
Shares sold                           $       1,951           1,951   $ 274,336,135     274,336,125
Shares issued in reinvestment of
 distributions                                   --^             --^        106,287         106,287
Shares redeemed                              (1,853)         (1,853)   (273,004,211)   (273,004,210)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $          98              98   $   1,438,211       1,438,202
===================================================================================================

                                                        YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Shares sold                           $       2,217           2,217   $ 269,286,703     269,286,690
Shares issued in reinvestment
 of distributions                                 1               1         139,752         139,752
Shares redeemed                              (2,283)         (2,283)   (266,231,348)   (266,231,355)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $         (65)            (65)  $   3,195,107   $   3,195,087
===================================================================================================

                                                        YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------------------------------
                                                 RESERVE                         SELECT
                                      -----------------------------   -----------------------------
                                          AMOUNT          SHARES           AMOUNT        SHARES
---------------------------------------------------------------------------------------------------
Shares sold                           $  16,684,083      16,684,083   $   2,353,476       2,353,476
Shares issued in reinvestment of
 distributions                                  742             741           5,145           5,145
Shares redeemed                         (16,770,737)    (16,770,738)     (2,466,820)     (2,466,820)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $     (85,912)        (85,914)  $    (108,199)       (108,199)
===================================================================================================

                                                        YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Shares sold                           $     837,293         837,293   $   2,851,148       2,851,148
Shares issued in reinvestment
 of distributions                             1,651           1,651           9,195           9,195
Shares redeemed                            (876,193)       (876,193)     (3,148,945)     (3,148,945)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $     (37,249)        (37,249)  $    (288,602)       (288,602)
===================================================================================================

^ Amount rounds to less than one thousand.

                                               CASH MANAGEMENT
                                      -----------------------------
                                          AMOUNT          SHARES
-------------------------------------------------------------------
                                        YEAR ENDED AUGUST 31, 2004
-------------------------------------------------------------------
Shares sold                           $     757,843         757,843
Shares issued in reinvestment
 of distributions                               158             159
Shares redeemed                          (1,217,479)     (1,217,479)
-------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $    (459,478)       (459,477)
===================================================================

                                        YEAR ENDED AUGUST 31, 2003
-------------------------------------------------------------------
Shares sold                           $   2,026,984       2,026,986
Shares issued in reinvestment
 of distributions                               401             401
Shares redeemed                          (1,765,630)     (1,765,630)
-------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $     261,755         261,757
===================================================================

LIQUID ASSETS MONEY MARKET FUND

                                                 MORGAN                          PREMIER
                                      -----------------------------   -----------------------------
                                          AMOUNT          SHARES          AMOUNT          SHARES
---------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------------------------------
Shares sold                           $      54,967          54,967   $     192,493         192,493
Shares issued in reinvestment of
 distributions                                  115             115             255             255
Shares redeemed                             (52,795)        (52,795)       (175,654)       (175,654)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $       2,287           2,287   $      17,094          17,094
===================================================================================================

                                                         YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Shares sold                           $      41,433          41,433   $     254,965         254,965
Shares issued in reinvestment of
 distributions                                  156             156             456             456
Shares redeemed                             (40,689)        (40,689)       (245,143)       (245,142)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $         900             900   $      10,278          10,279
===================================================================================================

                                                 AGENCY                      INSTITUTIONAL
                                      -----------------------------   -----------------------------
                                          AMOUNT          SHARES          AMOUNT          SHARES
---------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------------------------------
Shares sold                           $   5,908,900       5,908,900   $  22,251,745      22,251,745
Shares issued in reinvestment of
 distributions                                3,126           3,126          18,788          18,788
Shares redeemed                          (5,859,477)     (5,859,477)    (22,277,729)    (22,277,729)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $      52,549          52,549   $      (7,196)         (7,196)
===================================================================================================

                                                         YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Shares sold                           $   2,702,858       2,702,858   $   9,336,047       9,336,047
Shares issued in reinvestment of
 distributions                                2,258           2,258          18,384          18,384
Shares redeemed                          (2,473,595)     (2,473,596)     (8,240,758)     (8,240,757)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                   $     231,521         231,520   $   1,113,673       1,113,674
===================================================================================================

U.S. GOVERNMENT MONEY MARKET FUND

                                                       MORGAN                                PREMIER
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $   190,224,000        190,224,000    $     3,584,774          3,584,773
Shares issued in reinvestment of
 distributions                                     5,395              5,395              3,129              3,129
Shares redeemed                             (190,689,901)      (190,689,901)        (4,164,187)        (4,164,187)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (460,506)          (460,506)   $      (576,284)          (576,285)
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $    11,505,562         11,505,571    $     4,867,870          4,867,870
Shares issued in reinvestment of
 distributions                                    11,649             11,649              7,060              7,060
Shares redeemed                              (11,815,954)       (11,815,963)        (4,808,850)        (4,808,850)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (298,743)          (298,743)   $        66,080             66,080
=================================================================================================================

                                                       AGENCY                            INSTITUTIONAL
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $    30,651,499         30,651,499    $    13,445,196         13,445,196
Shares issued in reinvestment of
 distributions                                    23,123             23,123             11,170             11,171
Shares redeemed                              (30,649,260)       (30,649,260)       (12,762,691)       (12,762,691)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
shares outstanding                       $        25,362             25,362    $       693,675            693,676
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $    28,452,633         28,452,632    $     9,580,574          9,580,573
Shares issued in reinvestment of
 distributions                                    27,436             27,435              9,812              9,813
Shares redeemed                              (29,211,858)       (29,211,859)        (8,510,342)        (8,510,342)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (731,789)          (731,792)   $     1,080,044          1,080,044
=================================================================================================================

TREASURY PLUS MONEY MARKET FUND

                                                       MORGAN                                PREMIER
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     5,485,663          5,485,663    $     5,948,494          5,948,494
Shares issued in reinvestment
 of distributions                                  1,717              1,717                977                977
Shares redeemed                               (5,486,589)        (5,486,589)        (6,063,925)        (6,063,925)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $           791                791    $      (114,454)          (114,454)
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     5,531,658          5,531,657    $     6,571,629          6,571,629
Shares issued in reinvestment
 of distributions                                  4,046              4,047              1,962              1,962
Shares redeemed                               (5,856,791)        (5,856,795)        (6,163,135)        (6,163,134)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (321,087)          (321,091)   $       410,456            410,457
=================================================================================================================

                                                       AGENCY                            INSTITUTIONAL
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $    10,248,048         10,248,048    $     6,307,872          6,307,872
Shares issued in reinvestment
 of distributions                                  6,948              6,948              2,725              2,725
Shares redeemed                              (10,464,771)       (10,464,771)        (5,712,549)        (5,712,550)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (209,775)          (209,775)   $       598,048            598,047
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     8,914,743          8,914,743    $     6,993,523          6,993,523
Shares issued in reinvestment
 of distributions                                  9,425              9,425              5,472              5,471
Shares redeemed                               (9,093,885)        (9,093,885)        (7,133,307)        (7,133,302)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (169,717)          (169,717)   $      (134,312)          (134,308)
=================================================================================================================

                                                       RESERVE
                                         ----------------------------------
                                              AMOUNT              SHARES
---------------------------------------------------------------------------
                                             YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------
Shares sold                              $     5,896,152          5,896,152
Shares issued in reinvestment
 of distributions                                    709                709
Shares redeemed                               (5,931,127)        (5,931,127)
---------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $       (34,266)           (34,266)
===========================================================================

                                             YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------
Shares sold                              $       709,925            709,925
Shares issued in reinvestment
 of distributions                                  1,377              1,378
Shares redeemed                                 (711,960)          (711,960)
---------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $          (658)              (657)
===========================================================================

FEDERAL MONEY MARKET FUND

                                                       MORGAN                                PREMIER
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     8,145,328          8,145,329    $     6,145,699          6,145,699
Shares issued in reinvestment
 of distributions                                    772                772              1,151              1,151
Shares redeemed                               (8,218,459)        (8,218,459)        (6,303,804)        (6,303,805)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $       (72,359)           (72,358)   $      (156,954)          (156,955)
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $       730,646            730,643    $     5,877,312          5,877,310
Shares issued in reinvestment
 of distributions                                  2,042              2,042              2,370              2,370
Shares redeemed                                 (873,924)          (873,923)        (6,069,550)        (6,069,550)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (141,236)          (141,238)   $      (189,868)          (189,870)
=================================================================================================================

                                                       AGENCY                            INSTITUTIONAL
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     1,760,008          1,760,008    $     6,212,013          6,212,013
Shares issued in reinvestment
 of distributions                                    680                680              6,531              6,531
Shares redeemed                               (1,704,720)        (1,704,720)        (6,658,901)        (6,658,902)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $        55,968             55,968    $      (440,357)          (440,358)
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     1,916,272          1,916,272    $     6,055,216          6,054,030
Shares issued in reinvestment
 of distributions                                  1,380              1,380             13,339             13,339
Shares redeemed                               (2,106,886)        (2,106,886)        (6,309,625)        (6,308,433)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (189,234)          (189,234)   $      (241,070)          (241,064)
=================================================================================================================

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                       MORGAN                                PREMIER
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     7,912,375          7,912,375    $     2,052,207          2,052,207
Shares issued in reinvestment
 of distributions                                  5,966              5,966              1,002              1,002
Shares redeemed                               (8,584,650)        (8,584,650)        (1,977,362)        (1,977,362)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (666,309)          (666,309)   $        75,847             75,847
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     6,776,952          6,776,951    $     2,050,702          2,050,702
Shares issued in reinvestment
 of distributions                                 14,095             14,095              1,250              1,249
Shares redeemed                               (7,781,503)        (7,781,501)        (1,915,748)        (1,915,748)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (990,456)          (990,455)   $       136,204            136,203
=================================================================================================================

                                                       AGENCY                            INSTITUTIONAL
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     7,572,496          7,572,496    $     9,026,083          9,026,083
Shares issued in reinvestment
 of distributions                                  5,231              5,231              5,270              5,270
Shares redeemed                               (7,611,019)        (7,611,019)        (8,180,835)        (8,180,835)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $       (33,292)           (33,292)   $       850,518            850,518
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     4,968,483          4,968,483    $     5,930,523          5,930,523
Shares issued in reinvestment
 of distributions                                  7,593              7,593              4,721              4,722
Shares redeemed                               (5,248,891)        (5,248,890)        (5,076,254)        (5,076,254)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (272,815)          (272,814)   $       858,990            858,991
=================================================================================================================

TAX FREE MONEY MARKET FUND

                                                       MORGAN                                PREMIER
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     1,537,763          1,537,762    $    14,291,488         14,291,489
Shares issued in reinvestment
 of distributions                                  1,329              1,329              1,919              1,919
Shares redeemed                               (1,627,755)        (1,627,755)       (13,684,608)       (13,684,608)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $       (88,663)           (88,664)   $       608,799            608,800
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     1,239,654          1,239,654    $    12,469,538         12,469,545
Shares issued in reinvestment
 of distributions                                  2,354              2,354              3,773              3,773
Shares redeemed                               (1,489,347)        (1,489,347)       (12,110,456)       (12,110,464)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (247,339)          (247,339)   $       362,855            362,854
=================================================================================================================

                                                       AGENCY                            INSTITUTIONAL
                                         ----------------------------------    ----------------------------------
                                              AMOUNT             SHARES             AMOUNT            SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     3,960,294          3,960,294    $    46,856,063         46,856,075
Shares issued in reinvestment
 of distributions                                  3,502              3,502             32,994             32,994
Shares redeemed                               (3,515,553)        (3,515,553)       (44,537,638)       (44,537,638)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $       448,243            448,243    $     2,351,419          2,351,431
=================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                              $     3,061,611          3,061,611    $    27,825,383         27,825,382
Shares issued in reinvestment
 of distributions                                  4,197              4,197             26,713             26,713
Shares redeemed                               (3,432,944)        (3,432,944)       (25,410,807)       (25,410,806)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $      (367,136)          (367,136)   $     2,441,289          2,441,289
=================================================================================================================

CALIFORNIA TAX FREE MONEY MARKET FUND

                                                        MORGAN
                                         ----------------------------------
                                              AMOUNT             SHARES
---------------------------------------------------------------------------
                                              YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------
Shares sold                              $       533,074            533,074
Shares issued in reinvestment
 of distributions                                    162                162
Shares redeemed                                 (528,062)          (528,062)
---------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $         5,174              5,174
===========================================================================

                                              YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------
Shares sold                              $       470,080            470,082
Shares issued in reinvestment
 of distributions                                    280                280
Shares redeemed                                 (484,274)          (484,275)
---------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                      $       (13,914)           (13,913)
===========================================================================

NEW YORK TAX FREE MONEY MARKET FUND

                                                    MORGAN                        RESERVE
                                          ---------------------------    --------------------------
                                             AMOUNT          SHARES         AMOUNT        SHARES
---------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31, 2004
---------------------------------------------------------------------------------------------------
Shares sold                               $  8,660,663      8,660,663    $   369,428        369,429
Shares issued in reinvestment
 of distributions                                5,180          5,180            474            475
Shares redeemed                             (8,788,513)    (8,788,514)      (390,369)      (390,369)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                       $   (122,670)      (122,671)   $   (20,467)       (20,465)
===================================================================================================

                                                        YEAR ENDED AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Shares sold                               $  2,685,034      2,685,035    $   157,434        157,433
Shares issued in reinvestment
 of distributions                               10,305         10,305            928            928
Shares redeemed                             (3,156,594)    (3,156,594)      (163,079)      (163,079)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                       $   (461,255)      (461,254)   $    (4,717)        (4,718)
===================================================================================================

JPMORGAN FUNDS
Financial Highlights

                                                                           PRIME MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   MORGAN^
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.06
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.06
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.59%         0.87%         1.71%         5.10%         5.65%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    3,919    $    4,627    $    7,552    $   10,367    $    1,475
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.59%         0.59%         0.58%         0.59%         0.59%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.59%         0.90%         1.72%         4.82%         5.53%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits         0.63%         0.62%         0.61%         0.61%         0.61%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                                 0.55%         0.87%         1.69%         4.80%         5.51%
-----------------------------------------------------------------------------------------------------------------------

                                                                           PRIME MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   PREMIER
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.06
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.06
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.73%         1.01%         1.85%         5.25%         5.81%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    5,887    $    5,412    $    5,182    $    2,153    $    1,841
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.45%         0.45%         0.44%         0.45%         0.45%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.73%         1.00%         1.80%         4.96%         5.67%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits         0.47%         0.46%         0.47%         0.49%         0.49%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                                 0.71%         0.99%         1.77%         4.92%         5.63%
-----------------------------------------------------------------------------------------------------------------------


^   Formerly Vista Shares.

                       See notes to financial statements.

                                                                           PRIME MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   AGENCY@
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.06
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.06
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                           0.93%         1.20%         2.05%         5.45%         6.01%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $   11,670    $   12,648    $   12,562    $   16,676    $    9,430
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.26%         0.26%         0.25%         0.26%         0.26%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.92%         1.20%         2.08%         5.15%         5.86%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits         0.32%         0.31%         0.32%         0.33%         0.33%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                                 0.86%         1.15%         2.01%         5.08%         5.79%
-----------------------------------------------------------------------------------------------------------------------

                                                                           PRIME MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   CLASS B
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+           --+         0.01          0.04          0.05
      Less dividends from net investment income              --+           --+         0.01          0.04          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                           0.12%         0.25%         1.05%         4.43%         4.97%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $        8    $       10    $       13    $       18    $       11
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          1.06%         1.21%         1.23%         1.24%         1.25%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.12%         0.27%         1.10%         4.17%         4.87%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits         1.28%         1.27%         1.26%         1.26%         1.27%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                                (0.10%)        0.21%         1.07%         4.15%         4.85%
-----------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
  + Amount rounds to less than $.005.
(1) Total Return figures do not include the effect of any deferred sales load.

                       See notes to financial statements.

                                                                           PRIME MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   CLASS C
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+           --+         0.01          0.04          0.05
      Less dividends from net investment income              --+           --+         0.01          0.04          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                           0.12%         0.25%         1.05%         4.43%         4.95%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $        1    $        1    $        1    $       --*   $       --*
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          1.07%         1.21%         1.23%         1.24%         1.26%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.13%         0.25%         1.16%         4.17%         4.86%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits         1.28%         1.27%         1.26%         1.26%         1.26%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                                (0.08%)        0.19%         1.13%         4.15%         4.86%
-----------------------------------------------------------------------------------------------------------------------

  + Amount rounds to less than $.005.
(1) Total Return figures do not include the effect of any deferred sales load.
  * Amount rounds to less than one million.

                       See notes to financial statements.

                                                             PRIME MONEY MARKET FUND
                                                     --------------------------------------
                                                                  INSTITUTIONAL
                                                     --------------------------------------
                                                        YEAR          YEAR       9/10/01**
                                                       ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02
      Less dividends from net investment income            0.01          0.01          0.02
                                                     ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.99%         1.27%         2.02%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $   26,514    $   25,075    $   21,881
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.20%         0.20%         0.19%
-------------------------------------------------------------------------------------------
     Net investment income                                 0.99%         1.24%         2.06%
-------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits         0.32%         0.31%         0.32%
-------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                                 0.87%         1.13%         1.93%
-------------------------------------------------------------------------------------------

                                                                           PRIME MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   RESERVE
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR       7/31/00**
                                                       ENDED         ENDED         ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+         0.01          0.02          0.05          0.01
      Less dividends from net investment income              --+         0.01          0.02          0.05          0.01
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.48%         0.76%         1.60%         4.88%         0.50%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      270    $      355    $      393    $       10    $       --*
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.70%         0.70%         0.68%         0.79%         0.79%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.48%         0.76%         1.41%         4.62%         5.33%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits         0.73%         0.71%         0.72%         2.17%         1.45%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                                 0.45%         0.75%         1.37%         3.24%         4.67%
-----------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
  + Amount rounds to less than $.005.
  * Amount rounds to less than one million.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                               PRIME MONEY MARKET FUND
                                                   --------------------------------------------------------------------------------
                                                                   SELECT                                CASH MANAGEMENT
                                                   --------------------------------------    --------------------------------------
                                                      YEAR          YEAR        9/10/01**       YEAR          YEAR       9/10/01**
                                                     ENDED         ENDED        THROUGH        ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                    8/31/04       8/31/03       8/31/02       8/31/04       8/31/03       8/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                               0.01          0.01          0.02            --+         0.01          0.01
      Less dividends from net investment income          0.01          0.01          0.02            --+         0.01          0.01
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                         0.74%         1.02%         1.78%         0.21%         0.50%         1.25%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)          $      667    $      776    $    1,064    $       85    $      544    $      282
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                        0.44%         0.44%         0.42%         0.96%         0.95%         0.96%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                               0.74%         1.03%         1.83%         0.21%         0.48%         1.17%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits       0.48%         0.47%         0.46%         0.99%         0.96%         0.99%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                               0.70%         1.00%         1.79%         0.18%         0.47%         1.14%
-----------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
  + Amount rounds to less than $.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                           LIQUID ASSETS MONEY MARKET FUND
                                                   --------------------------------------------------------------------------------
                                                                   MORGAN                                   PREMIER
                                                   --------------------------------------    --------------------------------------
                                                      YEAR          YEAR       4/01/02**        YEAR          YEAR       4/01/02**
                                                     ENDED         ENDED        THROUGH        ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                    8/31/04       8/31/03       8/31/02       8/31/04       8/31/03       8/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                               0.01          0.01          0.01          0.01          0.01          0.01
      Less dividends from net investment income          0.01          0.01          0.01          0.01          0.01          0.01
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             0.66%         0.95%         0.64%         0.80%         1.09%         0.70%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)          $       20    $       18    $       17    $       53    $       36    $       26
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                        0.54%         0.54%         0.45%         0.40%         0.40%         0.31%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                               0.65%         0.95%         1.51%         0.79%         1.08%         1.65%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits       0.93%         0.87%         0.83%         0.53%         0.51%         0.63%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                               0.26%         0.62%         1.13%         0.66%         0.97%         1.33%
-----------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of operations.

                       See notes to financial statements.

                                                                           LIQUID ASSETS MONEY MARKET FUND
                                                   --------------------------------------------------------------------------------
                                                                   AGENCY                                 INSTITUTIONAL
                                                   --------------------------------------    --------------------------------------
                                                      YEAR          YEAR       4/01/02**        YEAR          YEAR       4/01/02**
                                                     ENDED         ENDED        THROUGH        ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                    8/31/04       8/31/03       8/31/02       8/31/04       8/31/03       8/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                               0.01          0.01          0.01          0.01          0.01          0.01
      Less dividends from net investment income          0.01          0.01          0.01          0.01          0.01          0.01
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             0.99%         1.29%         0.78%         1.05%         1.35%         0.81%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)          $      337    $      284    $       53    $    2,226    $    2,233    $    1,119
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                        0.21%         0.21%         0.13%         0.15%         0.15%         0.08%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                               0.98%         1.16%         1.82%         1.04%         1.27%         1.87%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits       0.33%         0.33%         0.44%         0.32%         0.33%         0.40%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and earnings credits                               0.86%         1.04%         1.51%         0.87%         1.09%         1.55%
-----------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of operations.

                       See notes to financial statements.

                                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   MORGAN^
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.05
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.56%         0.84%         1.65%         4.93%         5.48%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    2,616    $    3,077    $    3,375    $    4,150    $    3,398
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.59%         0.59%         0.59%         0.59%         0.59%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.56%         0.84%         1.67%         4.80%         5.35%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.69%         0.69%         0.68%         0.69%         0.69%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.46%         0.74%         1.58%         4.70%         5.25%
-----------------------------------------------------------------------------------------------------------------------

                                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   PREMIER
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.05
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.70%         0.98%         1.79%         5.08%         5.62%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      537    $    1,113    $    1,047    $    1,251    $    1,134
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.45%         0.45%         0.45%         0.45%         0.45%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.70%         0.96%         1.79%         4.95%         5.50%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.58%         0.57%         0.57%         0.59%         0.58%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.57%         0.84%         1.67%         4.81%         5.37%
-----------------------------------------------------------------------------------------------------------------------

^   Formerly Vista Shares.

                       See notes to financial statements.

                                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   AGENCY@
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.06
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.06
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.89%         1.17%         1.98%         5.28%         5.83%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    3,790    $    3,766    $    4,497    $    3,769    $    2,639
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.26%         0.26%         0.26%         0.26%         0.26%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.88%         1.17%         1.98%         5.09%         5.66%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements           0.33%         0.32%         0.32%         0.33%         0.33%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and reimbursements                                   0.81%         1.11%         1.92%         5.02%         5.59%
-----------------------------------------------------------------------------------------------------------------------

                                                        U.S. GOVERNMENT MONEY MARKET FUND
                                                     --------------------------------------
                                                                  INSTITUTIONAL
                                                     --------------------------------------
                                                        YEAR          YEAR       9/10/01**
                                                       ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02
      Less dividends from net investment income            0.01          0.01          0.02
                                                     ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.95%         1.23%         1.96%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    2,221    $    1,526    $      447
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.20%         0.20%         0.20%
-------------------------------------------------------------------------------------------
     Net investment income                                 0.95%         1.13%         1.89%
-------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements           0.33%         0.32%         0.32%
-------------------------------------------------------------------------------------------
     Net investment income without waivers
      and reimbursements                                   0.82%         1.01%         1.77%
-------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                      TREASURY PLUS MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   MORGAN^
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+         0.01          0.02          0.05          0.05
      Less dividends from net investment income              --+         0.01          0.02          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.48%         0.79%         1.59%         4.77%         5.29%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      783    $      782    $    1,103    $    1,567    $    1,367
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.59%         0.59%         0.59%         0.59%         0.59%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.48%         0.82%         1.57%         4.70%         5.14%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.69%         0.70%         0.70%         0.72%         0.71%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.38%         0.71%         1.46%         4.57%         5.02%
-----------------------------------------------------------------------------------------------------------------------

                                                                      TREASURY PLUS MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   PREMIER
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.05
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.62%         0.94%         1.73%         4.91%         5.44%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    1,114    $    1,228    $      818    $      326    $      228
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.45%         0.45%         0.45%         0.45%         0.45%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.62%         0.91%         1.68%         4.84%         5.28%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.48%         0.49%         0.49%         0.52%         0.51%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.59%         0.87%         1.64%         4.77%         5.22%
-----------------------------------------------------------------------------------------------------------------------

^   Formerly Vista Shares.
+   Amount rounds to less than $0.005.

                       See notes to financial statements.

                                                                     TREASURY PLUS MONEY MARKET FUND
                                                    ------------------------------------------------------------------
                                                                                  AGENCY@
                                                    ------------------------------------------------------------------
                                                       YEAR          YEAR          YEAR          YEAR          YEAR
                                                      ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                     8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                0.01          0.01          0.02          0.05          0.06
      Less dividends from net investment income           0.01          0.01          0.02          0.05          0.06
                                                    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.83%         1.14%         1.93%         5.12%         5.65%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)           $    1,037    $    1,247    $    1,416    $      944    $      904
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                         0.25%         0.25%         0.25%         0.25%         0.25%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.81%         1.14%         1.88%         5.04%         5.48%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and
      reimbursements                                      0.33%         0.34%         0.34%         0.36%         0.36%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without
      waivers and reimbursements                          0.73%         1.05%         1.79%         4.93%         5.37%
-----------------------------------------------------------------------------------------------------------------------

                                                                            TREASURY PLUS MONEY MARKET FUND
                                                    -------------------------------------------------------------------------------
                                                                 INSTITUTIONAL                                RESERVE
                                                    --------------------------------------    -------------------------------------
                                                       YEAR          YEAR       9/10/01**        YEAR          YEAR      9/10/01**
                                                      ENDED         ENDED        THROUGH        ENDED         ENDED       THROUGH
PER SHARE OPERATING PERFORMANCE:                     8/31/04       8/31/03       8/31/02       8/31/04       8/31/03      8/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     1.00    $     1.00    $     1.00    $     1.00    $     1.00   $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                0.01          0.01          0.02            --+         0.01         0.01
      Less dividends from net investment income           0.01          0.01          0.02            --+         0.01         0.01
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Net asset value, end of period                      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00   $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.88%         1.19%         1.90%         0.37%         0.68%        1.40%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)           $      895    $      298    $      432    $      200    $      234   $      235
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                         0.20%         0.20%         0.20%         0.70%         0.70%        0.70%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.89%         1.18%         1.87%         0.37%         0.68%        1.35%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and
      reimbursements                                      0.33%         0.34%         0.34%         0.74%         0.75%        0.74%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without
      waivers and reimbursements                          0.76%         1.04%         1.73%         0.33%         0.63%        1.31%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
  + Amount rounds to less than $0.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                          FEDERAL MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   MORGAN^
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+         0.01          0.01          0.05          0.05
      Less dividends from net investment income              --+         0.01          0.01          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.41%         0.70%         1.51%         4.84%         5.29%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      239    $      311    $      452    $      658    $      576
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.70%         0.70%         0.70%         0.70%         0.70%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.40%         0.72%         1.53%         4.57%         5.17%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.79%         0.79%         0.72%         0.74%         0.75%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.31%         0.63%         1.51%         4.53%         5.12%
-----------------------------------------------------------------------------------------------------------------------

                                                                          FEDERAL MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   PREMIER
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.05
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.66%         0.95%         1.77%         5.07%         5.50%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    1,058    $    1,214    $    1,404    $      276    $      279
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.45%         0.45%         0.45%         0.49%         0.50%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.65%         0.96%         1.73%         4.78%         5.35%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.48%         0.47%         0.47%         0.49%         0.50%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.62%         0.94%         1.71%         4.78%         5.35%
-----------------------------------------------------------------------------------------------------------------------

^   Formerly Vista Shares.
+   Amount rounds to less than $0.005.

                       See notes to financial statements.

                                                                         FEDERAL MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   AGENCY@
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.06
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.06
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.85%         1.14%         1.96%         5.30%         5.75%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      389    $      334    $      523    $    1,169    $      287
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.26%         0.26%         0.26%         0.26%         0.26%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.85%         1.20%         2.02%         5.01%         5.61%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.33%         0.33%         0.32%         0.34%         0.34%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.78%         1.13%         1.96%         4.93%         5.53%
-----------------------------------------------------------------------------------------------------------------------

                                                           FEDERAL MONEY MARKET FUND
                                                     --------------------------------------
                                                                  INSTITUTIONAL
                                                     --------------------------------------
                                                        YEAR          YEAR       9/10/01**
                                                       ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02
      Less dividends from net investment income            0.01          0.01          0.02
                                                     ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.91%         1.20%         1.93%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    1,271    $    1,712    $    1,953
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.20%         0.20%         0.20%
-------------------------------------------------------------------------------------------
     Net investment income                                 0.90%         1.20%         1.97%
-------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.32%         0.32%         0.32%
-------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.78%         1.08%         1.85%
-------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                              100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   MORGAN^
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+         0.01          0.02          0.05          0.05
      Less dividends from net investment income              --+         0.01          0.02          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.45%         0.75%         1.55%         4.75%         5.02%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    1,869    $    2,535    $    3,526    $    4,027    $    3,535
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.59%         0.59%         0.59%         0.59%         0.59%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.43%         0.77%         1.53%         4.59%         4.92%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.69%         0.69%         0.69%         0.71%         0.71%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.33%         0.67%         1.43%         4.47%         4.80%
-----------------------------------------------------------------------------------------------------------------------

                                                              100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   PREMIER
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.05
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.58%         0.88%         1.68%         4.84%         5.12%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      565    $      489    $      353    $      133    $      116
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.46%         0.46%         0.46%         0.48%         0.49%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.57%         0.85%         1.52%         4.70%         5.02%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.47%         0.47%         0.48%         0.52%         0.53%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.56%         0.84%         1.50%         4.66%         4.98%
-----------------------------------------------------------------------------------------------------------------------

^   Formerly Vista Shares.
+   Amount rounds to less than $0.005.

                       See notes to financial statements.

                                                              100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   AGENCY@
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.02          0.05          0.05
      Less dividends from net investment income            0.01          0.01          0.02          0.05          0.05
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.79%         1.09%         1.89%         5.11%         5.38%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      784    $      818    $    1,090    $    1,170    $      872
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.25%         0.25%         0.25%         0.25%         0.25%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.78%         1.11%         1.86%         4.93%         5.26%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements           0.32%         0.32%         0.32%         0.35%         0.34%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and reimbursements                                   0.71%         1.04%         1.79%         4.83%         5.17%
-----------------------------------------------------------------------------------------------------------------------

                                                     100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                     -----------------------------------------------
                                                                       INSTITUTIONAL
                                                          --------------------------------------
                                                             YEAR          YEAR       9/10/01**
                                                            ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                           8/31/04       8/31/03       8/31/02
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                      0.01          0.01          0.02
      Less dividends from net investment income                 0.01          0.01          0.02
                                                          ----------    ----------    ----------
Net asset value, end of period                            $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                0.84%         1.14%         1.85%
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)                 $    1,976    $    1,126    $      267
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                               0.20%         0.20%         0.20%
------------------------------------------------------------------------------------------------
     Net investment income                                      0.84%         1.08%         1.67%
------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements                0.31%         0.32%         0.33%
------------------------------------------------------------------------------------------------
     Net investment income without waivers
      and reimbursements                                        0.73%         0.96%         1.54%
------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                         TAX FREE MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   MORGAN^
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+         0.01          0.01          0.03          0.03
      Less dividends from net investment income              --+         0.01          0.01          0.03          0.03
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.48%         0.69%         1.21%         3.13%         3.37%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      567    $      655    $      903    $      907    $      895
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.59%         0.59%         0.59%         0.59%         0.59%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.48%         0.72%         1.14%         3.09%         3.33%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.68%         0.69%         0.69%         0.72%         0.75%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits                    0.39%         0.62%         1.04%         2.96%         3.17%
-----------------------------------------------------------------------------------------------------------------------

                                                                        TAX FREE MONEY MARKET FUND
                                                     -----------------------------------------------------------------
                                                                                  PREMIER
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.01          0.03          0.03
      Less dividends from net investment income            0.01          0.01          0.01          0.03          0.03
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.62%         0.83%         1.35%         3.21%         3.41%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $    4,039    $    3,429    $    3,066    $      116    $      120
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.45%         0.45%         0.45%         0.51%         0.55%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.62%         0.82%         1.25%         3.17%         3.40%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.47%         0.47%         0.48%         0.53%         0.59%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits                    0.60%         0.80%         1.22%         3.15%         3.26%
-----------------------------------------------------------------------------------------------------------------------

^   Formerly Vista Shares.

                       See notes to financial statements.

                                                                         TAX FREE MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   AGENCY@
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                  0.01          0.01          0.02          0.03          0.04
      Less dividends from net investment income            0.01          0.01          0.02          0.03          0.04
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.81%         1.02%         1.54%         3.47%         3.71%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (millions)           $    1,173    $      725    $    1,091    $      921    $      640
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
      Net expenses                                         0.26%         0.26%         0.26%         0.26%         0.26%
-----------------------------------------------------------------------------------------------------------------------
      Net investment income                                0.82%         1.05%         1.45%         3.42%         3.67%
-----------------------------------------------------------------------------------------------------------------------
      Expenses without waivers, reimbursements
       and earnings credits                                0.32%         0.33%         0.33%         0.36%         0.39%
-----------------------------------------------------------------------------------------------------------------------
      Net investment income without waivers,
       reimbursements and earnings credits                 0.76%         0.98%         1.38%         3.32%         3.54%
-----------------------------------------------------------------------------------------------------------------------

                                                           TAX FREE MONEY MARKET FUND
                                                     --------------------------------------
                                                                  INSTITUTIONAL
                                                     --------------------------------------
                                                        YEAR          YEAR       9/10/01**
                                                       ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                  0.01          0.01          0.02
      Less dividends from net investment income            0.01          0.01          0.02
                                                     ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.87%         1.09%         1.54%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (millions)           $    8,684    $    6,332    $    3,891
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
      Net expenses                                         0.20%         0.20%         0.20%
-------------------------------------------------------------------------------------------
      Net investment income                                0.87%         1.05%         1.46%
-------------------------------------------------------------------------------------------
      Expenses without waivers, reimbursements
       and earnings credits                                0.31%         0.32%         0.33%
-------------------------------------------------------------------------------------------
      Net investment income without waivers,
       reimbursements and earnings credits                 0.76%         0.93%         1.33%
-------------------------------------------------------------------------------------------

@    Formerly Institutional Shares.
**   Commencement of offering of class of shares.

                       See notes to financial statements.

                                                                     CALIFORNIA TAX FREE MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                   MORGAN^
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                 0.01          0.01          0.01          0.03          0.03
      Less dividends from net investment income            0.01          0.01          0.01          0.03          0.03
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               0.51%         0.72%         1.13%         2.70%         3.00%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)            $      154    $      149    $      163    $       83    $       78
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
     Net expenses                                          0.55%         0.55%         0.55%         0.55%         0.55%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.51%         0.72%         1.05%         2.68%         3.03%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and
      earnings credits                                     0.80%         0.73%         0.76%         0.83%         0.90%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.26%         0.54%         0.84%         2.40%         2.68%
-----------------------------------------------------------------------------------------------------------------------

^   Formerly Vista Shares.

                       See notes to financial statements.

                                                                    NEW YORK TAX FREE MONEY MARKET FUND
                                                     -----------------------------------------------------------------
                                                                                   MORGAN^
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                                       ENDED         ENDED         ENDED         ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+         0.01          0.01          0.03          0.03
      Less dividends from net investment income              --+         0.01          0.01          0.03          0.03
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.48%         0.72%         1.20%         2.98%         3.27%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)              $    1,540    $    1,662    $    2,123    $    2,439    $    1,831
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.59%         0.59%         0.59%         0.59%         0.59%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.48%         0.72%         1.17%         2.88%         3.24%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.70%         0.69%         0.69%         0.71%         0.70%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.37%         0.62%         1.07%         2.76%         3.13%
-----------------------------------------------------------------------------------------------------------------------

                                                                    NEW YORK TAX FREE MONEY MARKET FUND
                                                     ------------------------------------------------------------------
                                                                                  RESERVE
                                                     ------------------------------------------------------------------
                                                        YEAR          YEAR          YEAR          YEAR       7/31/00**
                                                       ENDED         ENDED         ENDED         ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                      8/31/04       8/31/03       8/31/02       8/31/01       8/31/00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                   --+         0.01          0.01          0.03            --+
      Less dividends from net investment income              --+         0.01          0.01          0.03            --+
                                                     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                           0.28%         0.52%         1.00%         2.77%         0.28%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)              $      155    $      175    $      180    $       --*   $       --*
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
     Net expenses                                          0.79%         0.79%         0.79%         0.90%         0.79%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                                 0.28%         0.50%         0.85%         2.57%         3.04%
-----------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                                 0.88%         0.87%         0.90%      1560.21%^^       1.49%
-----------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                  0.19%         0.42%         0.74%     (1556.74%)^^      2.34%
-----------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  *  Amount rounds to less than one million.
  #  Short periods have been annualized.
 ^^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

JPMORGAN FUNDS
Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
J.P. Morgan Mutual Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Prime Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Tax Free Money Market Fund and JPMorgan New York Tax Free Money Market Fund (separate portfolios of J.P. Morgan Mutual Fund Trust, hereafter referred to as the "Funds") at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 19, 2004

JPMORGAN FUNDS
SCHEDULE OF SHAREHOLDER EXPENSES
Hypothetical $1,000 Investment at Beginning of Period
August 31, 2004
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2004, and continued to hold your shares at the end of the reporting period, August 31, 2004.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                      EXPENSES PAID
                                                   BEGINNING           ENDING         DURING PERIOD          ANNUALIZED
                                                 ACCOUNT VALUE,     ACCOUNT VALUE,     MARCH 1 TO              EXPENSE
                                                 MARCH 1, 2004     AUGUST 31, 2004   AUGUST 31, 2004*           RATIO
---------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND

MORGAN
    Actual period return                           $    1,000        $    1,003        $     2.97               0.59%
    Hypothetical                                   $    1,000        $    1,022        $     3.00               0.59%
PREMIER
    Actual period return                           $    1,000        $    1,004        $     2.27               0.45%
    Hypothetical                                   $    1,000        $    1,023        $     2.29               0.45%
AGENCY
    Actual period return                           $    1,000        $    1,005        $     1.31               0.26%
    Hypothetical                                   $    1,000        $    1,024        $     1.32               0.26%
CLASS B
    Actual period return                           $    1,000        $    1,001        $     5.47               1.09%
    Hypothetical                                   $    1,000        $    1,020        $     5.52               1.09%
CLASS C
    Actual period return                           $    1,000        $    1,001        $     5.53               1.10%
    Hypothetical                                   $    1,000        $    1,019        $     5.58               1.10%
INSTITUTIONAL
    Actual period return                           $    1,000        $    1,005        $     1.01               0.20%
    Hypothetical                                   $    1,000        $    1,024        $     1.02               0.20%
RESERVE
    Actual period return                           $    1,000        $    1,003        $     3.52               0.70%
    Hypothetical                                   $    1,000        $    1,021        $     3.56               0.70%
SELECT
    Actual period return                           $    1,000        $    1,004        $     2.22               0.44%
    Hypothetical                                   $    1,000        $    1,023        $     2.24               0.44%
CASH MANAGEMENT
    Actual period return                           $    1,000        $    1,001        $     4.88               0.97%
    Hypothetical                                   $    1,000        $    1,023        $     4.93               0.97%

LIQUID ASSETS MONEY MARKET FUND

MORGAN
    Actual period return                           $    1,000        $    1,004        $     2.72               0.54%
    Hypothetical                                   $    1,000        $    1,022        $     2.75               0.54%
PREMIER
    Actual period return                           $    1,000        $    1,004        $     2.02               0.40%
    Hypothetical                                   $    1,000        $    1,023        $     2.03               0.40%
AGENCY
    Actual period return                           $    1,000        $    1,005        $     1.06               0.21%
    Hypothetical                                   $    1,000        $    1,024        $     1.07               0.21%
INSTITUTIONAL
    Actual period return                           $    1,000        $    1,006        $     0.76               0.15%
    Hypothetical                                   $    1,000        $    1,024        $     0.76               0.15%

                                                                                      EXPENSES PAID
                                                   BEGINNING           ENDING         DURING PERIOD          ANNUALIZED
                                                 ACCOUNT VALUE,     ACCOUNT VALUE,     MARCH 1 TO              EXPENSE
                                                 MARCH 1, 2004     AUGUST 31, 2004   AUGUST 31, 2004*           RATIO
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND

MORGAN
    Actual period return                           $    1,000        $    1,003        $     2.97               0.59%
    Hypothetical                                   $    1,000        $    1,022        $     3.00               0.59%
PREMIER
    Actual period return                           $    1,000        $    1,004        $     2.27               0.45%
    Hypothetical                                   $    1,000        $    1,023        $     2.29               0.45%
AGENCY
    Actual period return                           $    1,000        $    1,005        $     1.31               0.26%
    Hypothetical                                   $    1,000        $    1,024        $     1.32               0.26%
INSTITUTIONAL
    Actual period return                           $    1,000        $    1,005        $     1.01               0.20%
    Hypothetical                                   $    1,000        $    1,024        $     1.02               0.20%

TREASURY PLUS MONEY MARKET FUND

MORGAN
    Actual period return                           $    1,000        $    1,003        $     2.97               0.59%
    Hypothetical                                   $    1,000        $    1,022        $     3.00               0.59%
PREMIER
    Actual period return                           $    1,000        $    1,003        $     2.27               0.45%
    Hypothetical                                   $    1,000        $    1,023        $     2.29               0.45%
AGENCY
    Actual period return                           $    1,000        $    1,004        $     1.26               0.25%
    Hypothetical                                   $    1,000        $    1,024        $     1.27               0.25%
INSTITUTIONAL
    Actual period return                           $    1,000        $    1,005        $     1.01               0.20%
    Hypothetical                                   $    1,000        $    1,024        $     1.02               0.20%
RESERVE
    Actual period return                           $    1,000        $    1,002        $     3.52               0.70%
    Hypothetical                                   $    1,000        $    1,021        $     3.56               0.70%

FEDERAL MONEY MARKET FUND

MORGAN
    Actual period return                           $    1,000        $    1,002        $     3.52               0.70%
    Hypothetical                                   $    1,000        $    1,021        $     3.56               0.70%
PREMIER
    Actual period return                           $    1,000        $    1,004        $     2.27               0.45%
    Hypothetical                                   $    1,000        $    1,023        $     2.29               0.45%
AGENCY
    Actual period return                           $    1,000        $    1,005        $     1.31               0.26%
    Hypothetical                                   $    1,000        $    1,024        $     1.32               0.26%
INSTITUTIONAL
    Actual period return                           $    1,000        $    1,005        $     1.01               0.20%
    Hypothetical                                   $    1,000        $    1,024        $     1.02               0.20%

                                                                                      EXPENSES PAID
                                                   BEGINNING           ENDING         DURING PERIOD          ANNUALIZED
                                                 ACCOUNT VALUE,     ACCOUNT VALUE,     MARCH 1 TO              EXPENSE
                                                 MARCH 1, 2004     AUGUST 31, 2004   AUGUST 31, 2004*           RATIO
---------------------------------------------------------------------------------------------------------------------------
100% U.S. TREASURY SECURITIES
  MONEY MARKET FUND

MORGAN
   Actual period return                            $    1,000        $    1,003        $     2.97               0.59%
   Hypothetical                                    $    1,000        $    1,022        $     3.00               0.59%
PREMIER
   Actual period return                            $    1,000        $    1,003        $     2.27               0.45%
   Hypothetical                                    $    1,000        $    1,023        $     2.29               0.45%
AGENCY
   Actual period return                            $    1,000        $    1,004        $     1.26               0.25%
   Hypothetical                                    $    1,000        $    1,024        $     1.27               0.25%
INSTITUTIONAL
   Actual period return                            $    1,000        $    1,004        $     1.01               0.20%
   Hypothetical                                    $    1,000        $    1,024        $     1.02               0.20%

TAX FREE MONEY MARKET FUND

MORGAN
   Actual period return                            $    1,000        $    1,003        $     2.97               0.59%
   Hypothetical                                    $    1,000        $    1,022        $     3.00               0.59%
PREMIER
   Actual period return                            $    1,000        $    1,003        $     2.27               0.45%
   Hypothetical                                    $    1,000        $    1,023        $     2.29               0.45%
AGENCY
   Actual period return                            $    1,000        $    1,004        $     1.31               0.26%
   Hypothetical                                    $    1,000        $    1,024        $     1.32               0.26%
INSTITUTIONAL
   Actual period return                            $    1,000        $    1,005        $     1.01               0.20%
   Hypothetical                                    $    1,000        $    1,024        $     1.02               0.20%

CALIFORNIA TAX FREE MONEY MARKET FUND

MORGAN
   Actual period return                            $    1,000        $    1,003        $     2.77               0.55%
   Hypothetical                                    $    1,000        $    1,022        $     2.80               0.55%

NEW YORK TAX FREE MONEY MARKET FUND

MORGAN
   Actual period return                            $    1,000        $    1,003        $     2.97               0.59%
   Hypothetical                                    $    1,000        $    1,022        $     3.00               0.59%
RESERVE
   Actual period return                            $    1,000        $    1,002        $     3.97               0.79%
   Hypothetical                                    $    1,000        $    1,021        $     4.01               0.79%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

JPMORGAN FUNDS
Trustee and Officer Information (unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                               POSITIONS                                               NUMBER OF PORT-     OTHER
                               HELD WITH                     PRINCIPAL                 FOLIOS IN JPMORGAN  DIRECTORSHIPS
                               EACH          TERM OF OFFICE  OCCUPATIONS               FUND COMPLEX(1)     HELD OUTSIDE
  NAME, CONTACT ADDRESS        JPMORGAN      AND LENGTH OF   DURING PAST               OVERSEEN BY         JPMORGAN FUND
  AND DATE OF BIRTH            TRUST         TIME SERVED     5 YEARS                   TRUSTEE             COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

  William J. Armstrong;        Trustee       Since 1994      Retired; Vice             70                  None
  522 Fifth Avenue,                                          President and
  New York, NY 10036;                                        Treasurer of
  1941                                                       Ingersoll-Rand
                                                             Company (manufacturer
                                                             of industrial equipment)
                                                             (1972 - 2000)

  Roland R. Eppley, Jr.;       Trustee       Since 1994      Retired                   70                  Director, Janel Hydro,
  522 Fifth Avenue,                                                                                        Inc. (Automotive)
  New York, NY 10036;                                                                                      (1993 - present)
  1932

  Ann Maynard Gray;            Trustee       Since 2001      Vice President of         70                  Director of Duke Energy
  522 Fifth Avenue,                                          Capital Cities/ABC,                           Corporation (1997 -
  New York, NY 10036;                                        Inc. (1986 - 1998)                            Present) Director of
  1945*                                                                                                    Elan Corporation, Plc
                                                                                                           (pharmaceuticals)
                                                                                                           (2001 - Present);
                                                                                                           Director of The Phoenix
                                                                                                           Companies (wealth
                                                                                                           management services)
                                                                                                           (2002 - Present)

  Matthew Healey;              Trustee       Since 2001      Retired; Chief Executive  70                  None
  522 Fifth Avenue,                                          Officer of certain
  New York, NY 10036;                                        J.P. Morgan Fund
  1937                                                       Trusts (1982 - 2001)

  Fergus Reid, III;            Trustee and   Since 1994      Chairman of Lumelite      70                  Trustee of Morgan
  522 Fifth Avenue,            Chairman of                   Corporation (plastics                         Stanley Funds (209
  New York, NY 10036;          the Board of                  manufacturing)                                portfolios) (1995 -
  1932                         Trustees                      (2003 - present)                              Present)
                                                             Chairman and CEO of
                                                             Lumelite Corporation
                                                             (1985 - 2002)


  James J. Schonbachler;       Trustee       Since 2001      Retired; Managing         70                  None
  522 Fifth Avenue,                                          Director of Bankers
  New York, NY 10036;                                        Trust Company,
  1943                                                       (financial services)
                                                             (1968 - 1998)

  Robert J. Higgins;           Trustee       Since 2002      Director of               70                  Director of Providian
  522 Fifth Avenue,                                          Administration of                             Financial Corp.(banking)
  New York, NY 10036;                                        the State of Rhode                            (2002 - Present)
  1945                                                       Island (2003 -
                                                             Present); President
                                                             - Consumer Banking and
                                                             Investment Services
                                                             Fleet Boston Financial
                                                             (1971 - 2002)

* Dana Maynard Gray, the daughter of Ann Maynard Gray, became employed with JPMorgan Securities, Inc., as an Associate Analyst, on May 3, 2004.

                               POSITIONS                                               NUMBER OF PORT-     OTHER
                               HELD WITH                     PRINCIPAL                 FOLIOS IN JPMORGAN  DIRECTORSHIPS
                               EACH          TERM OF OFFICE  OCCUPATIONS               FUND COMPLEX(1)     HELD OUTSIDE
  NAME, CONTACT ADDRESS        JPMORGAN      AND LENGTH OF   DURING PAST               OVERSEEN BY         JPMORGAN FUND
  AND DATE OF BIRTH            TRUST         TIME SERVED     5 YEARS                   TRUSTEE             COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

  Dr. Matthew Goldstein;       Trustee       Since 2003      Chancellor of the         70                  Director of National
  522 Fifth Avenue,                                          City University of                            Financial Partners
  New York, NY 10036;                                        New York, since                               (financial services
  1941                                                       September 1, 1999;                            distributor) (2003 -
                                                             President, Adelphi                            present); Trustee of
                                                             University (New York)                         Bronx Lebanon Hospital
                                                             (1998 - 1999).                                Center (1992 - present);
                                                                                                           Director of New Plan
                                                                                                           Excel Realty Trust, Inc.
                                                                                                           (real estate investment
                                                                                                           trust) (2000 - present);
                                                                                                           Director of Lincoln
                                                                                                           Center Institute for the
                                                                                                           Arts in Education
                                                                                                           (1999 - present).

  William G. Morton, Jr.;      Trustee       Since 2003      Chairman Emeritus         70                  Director of Radio Shack
  522 Fifth Avenue,                                          (2001 - 2002), and                            Corporation (electronics)
  New York, NY 10036;                                        Chairman and Chief                            (1987 - present);
  1937                                                       Executive Officer,                            Director of The
                                                             Boston Stock Exchange                         Griswold Company
                                                             (1985 - 2001).                                (securities brokerage)
                                                                                                           (2002 - 2004), Director
                                                                                                           of The National
                                                                                                           Football Foundation
                                                                                                           and College Hall of
                                                                                                           Fame (1994 - present);
                                                                                                           Trustee of the Berklee
                                                                                                           College of Music
                                                                                                           (1998 - present);
                                                                                                           Trustee of the Stratton
                                                                                                           Mountain School
                                                                                                           (2001 - present).
INTERESTED TRUSTEE(S)

  Leonard M. Spalding Jr.*     Trustee       Since 1998      Retired; Chief            70                  None
  522 Fifth Avenue,                                          Executive Officer of
  New York, NY 10036;                                        Chase Mutual
  1935                                                       Funds (investment
                                                             company) (1989 - 1998);
                                                             President and Chief
                                                             Executive Officer of
                                                             Vista Capital
                                                             Management (investment
                                                             management) (1990 -
                                                             1998); Chief Investment
                                                             Executive of Chase
                                                             Manhattan Private
                                                             Bank (investment
                                                             management)
                                                             (1990 - 1998).

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of JPMorgan Chase & Co. stock.

                                POSITIONS HELD               TERM OF OFFICE
NAME, CONTACT ADDRESS           WITH EACH                    AND LENGTH OF       PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH               JPMORGAN TRUST               TIME SERVED         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  George C.W. Gatch;            President                    Since 2001          Managing Director, JPMIM; Head of J.P.Morgan
  522 Fifth Avenue,                                                              Fleming's U.S. Mutual Funds and Financial
  New York, NY 10036;                                                            Intermediaries Business ("FFI"); he has held
  1962                                                                           numerous positions throughout the firm in
                                                                                 business management, marketing and sales.

  Robert L. Young;              Senior Vice President        Since 2004          Mr. Young joined Banc One Investment Advisors
  522 Fifth Avenue,                                                              Corporation in 1996 and in 1999 he became
  New York, NY 10036;                                                            Vice President and Treasurer of One Group
  1963                                                                           Administrative Services, Inc. and One Group
                                                                                 Dealer Services, Inc. and in 2001, Mr. Young
                                                                                 became COO of the One Group Mutual Funds.

  Patricia A. Maleski;          Vice President and Chief     Since 2003          Vice President, JPMIM, head of FFI and U.S.
  522 Fifth Avenue,             Administrative Officer                           Institutional Funds Administration and Board
  New York, NY 10036;                                                            Liaison. Prior to joining JPMorgan in 2001, she
  1960                                                                           was the Vice President of Finance for the Pierpont
                                                                                 Group, Inc., a service provider to the board of
                                                                                 trustees of the heritage JPMorgan Funds.

  Wayne H. Chan;                Vice President and           Since 2003          Vice President and Assistant General Counsel,
  522 Fifth Avenue,             Assistant Secretary                              JPMIM, since September 2002; Mr. Chan was an
  New York, NY 10036;                                                            associate at the law firm of Shearman and
  1965                                                                           Sterling from May 2001 through
                                                                                 September 2002; Swidler Berlin Shereff
                                                                                 Friedman LLP from June 1999 through
                                                                                 May 2001 and Whitman Breed Abbott &
                                                                                 Morgan LLP from September 1997 through
                                                                                 May 1999.

  Stephanie J. Dorsey           Treasurer                    Since 2004          Director of Mutual Fund Administration, One
  522 Fifth Avenue,                                                              Group Administrative Services, since
  New York, NY 10036;                                                            January 2004; Ms. Dorsey worked for Bank One
  1969                                                                           Corporation from January 2003 to
                                                                                 January 2004; Prior to joining Bank One
                                                                                 Corporation, she held various positions at
                                                                                 PricewaterhouseCoopers LLP from
                                                                                 September 1992.

  Jessica K. Ditullio           Assistant Secretary          Since 2004          From August 1990 to present, she held various
  522 Fifth Avenue,                                                              attorney positions for Bank One Corporation
  New York, NY 10036;                                                            (now known as JPMorgan Chase & Co.)
  1963

  Nancy E. Fields               Assistant Secretary          Since 2004          From October 1999 to present, Director, Mutual
  522 Fifth Avenue,                                                              Fund Administration, One Group Administrative
  New York, NY 10036;                                                            Services, Inc. and Senior Project Manager,
  1949                                                                           Mutual Funds, One Group Dealer Services, Inc.
                                                                                 From July 1999 to October 1999, Project
                                                                                 Manager, One Group, Banc One Investment
                                                                                 Advisors Corporation.

  Alaina Metz                   Assistant Secretary          Since 2001          Chief Administrative Officer of BISYS Fund
  3435 Stelzer Rd.                                                               Services, Inc.; formerly, Supervisor of the Blue
  Columbus, OH 43219                                                             Sky Department of Alliance Capital
  1967                                                                           Management, L.P.

  Martin R. Dean                Assistant Treasurer          Since 2001          Vice President of Regulatory Services of BISYS
  3435 Stelzer Rd.                                                               Fund Services, Inc.
  Columbus, OH 43219
  1963

  Arthur A. Jensen              Assistant Treasurer          Since 2001          Vice President of Financial Services of BISYS
  3435 Stelzer Rd.                                                               Fund Services, Inc. since June 2001; formerly
  Columbus, OH 43219                                                             Section Manager of Northern Trust Company
  1966                                                                           and Accounting Supervisor at Allstate Insurance
                                                                                 Company.

  Christopher D. Walsh          Assistant Treasurer          Since 2004          Vice President, JPMIM; Mr. Walsh manages all
  522 Fifth Avenue,                                                              aspects of institutional and retail mutual fund
  New York, NY 10036;                                                            administration and vendor relationships within
  1965                                                                           the mutual funds, commingled/Erisa funds, 3C-7
                                                                                 funds, hedge funds and LLC products. Prior to
                                                                                 joining JPMorgan in 2000, he was a director
                                                                                 from 1996 to 2000 of Mutual Fund
                                                                                 Administration at Prudential Investments.

                                POSITIONS HELD               TERM OF OFFICE
NAME, CONTACT ADDRESS           WITH EACH                    AND LENGTH OF       PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH               JPMORGAN TRUST               TIME SERVED         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Paul M. DeRusso               Assistant Treasurer          Since 2001          Vice President, JPMIM; Manager of the
  522 Fifth Avenue,                                                              Budgeting and Expense Group of Funds
  New York, NY 10036;                                                            Administration Group.
  1954

  Mary D. Squires               Assistant Treasurer          Since 2001          Vice President, JPMIM; Ms. Squires has held
  522 Fifth Avenue,                                                              numerous financial and operations positions
  New York, NY 10036;                                                            supporting the J.P. Morgan Chase organization
  1955                                                                           complex.

  Stephen M. Ungerman           Chief Compliance             Since 2004          Vice President, JPMIM; Fund Administration -
  522 Fifth Avenue,             Officer                                          Pooled Vehicles; prior to joining JPMorgan
  New York, NY 10036;                                                            Chase in 2000, he held a number of positions in
  1953                                                                           Prudential Financial's asset management
                                                                                 business, including Assistant General Counsel, Tax
                                                                                 Director and Co-head of Fund Administration;
                                                                                 Mr. Ungerman also served as Assistant
                                                                                 Treasurer for all mutual funds managed by
                                                                                 Prudential.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMORGAN PRIME MONEY MARKET FUND ("PRM")
JPMORGAN LIQUID ASSETS MONEY MARKET FUND ("LA")
JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND ("USG")
JPMORGAN TREASURY PLUS MONEY MARKET FUND ("TP")
JPMORGAN FEDERAL MONEY MARKET FUND ("FED")
JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND ("USTS")
JPMORGAN TAX FREE MONEY MARKET FUND ("TF")
JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND ("CTF")
JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND ("NYTF")

Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended August 31, 2004. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

The following schedule presents the source and percentage of income from government obligations for the fiscal year ended August 31, 2004.

                                                            PRM          LA          USG           TP          FED           USTS
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations                                    --           --           --        40.45%         3.35%        99.83%
Federal Farm Credit Bank                                     --           --         4.25%          --         36.36%           --
Federal Home Loan Bank                                     0.53%        0.86%       11.37%          --         30.23%           --
Student Loan Marketing Association                           --           --         0.56%          --         12.09%           --
Tennessee Valley Authority                                   --           --           --           --          2.06%           --
Federal Home Loan Mortgage                                 2.61%        1.61%       17.33%          --            --            --
Federal National Mortgage Association                      2.10%        1.21%       27.09%          --            --            --
Federal Financing Bank                                       --           --           --           --          0.02%           --

Also, for the fiscal year ended August 31, 2004:

- The dividends paid from net investment income are 99.89%, 100.00% and 94.89% exempt from Federal income tax for TF, CTF and NYTF, respectively.

- The Long-Term Capital gain designation are $10,973, $21, $80,403 and $28,702 for USG, USTS, TF and NYTF

- For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 13.22%, 20.89% and 10.89% for TF, CTF and NYTF, respectively.

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

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS
Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

Not later than 60 days after the end of each fiscal quarter the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                        JPMorgan Funds Fulfillment Center
                               6112 W. 73rd Street
                             Bedford Park, IL 60638

       (C) J.P. Morgan Chase & Co., 2004 All Rights Reserved. October 2004

                                                                     AN-MMKT-804

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

         (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $392,968 in 2003 and $378,482 in 2004.

(b) AUDIT-RELATED FEES. There were no audit-related fees for the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $63,900 in 2003 and $65,700 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $46.4 million in 2002 and $28.3 million in 2003.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

       (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
       (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

        File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

THE COMMITTEE SHALL REVIEW NOMINEES RECOMMENDED TO THE BOARD BY SHAREHOLDERS AND SHALL EVALUATE SUCH NOMINEES IN THE SAME MANNER AS IT EVALUATES NOMINEES IDENTIFIED BY THE COMMITTEE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Mutual Fund Trust
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  November 5, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  November 5, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/ George C.W. Gatch
                         -------------------------------------------------------
                              George C.W. Gatch, President

Date  November 9, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.